[GRAPHIC OMITTED]

                                  ARMADA FUNDS

                             1999 SEMI-ANNUAL REPORT


                                 [LOGO OMITTED]

[GRAPHIC OMITTED]   ARMADA FUNDS

                    SEMI-ANNUAL REPORT -- NOVEMBER 30, 1999
                    (UNAUDITED)


ARMADA CORE EQUITY FUND

ARMADA EQUITY GROWTH FUND

ARMADA EQUITY INCOME FUND

ARMADA EQUITY INDEX FUND

ARMADA INTERNATIONAL EQUITY FUND

ARMADA SMALL CAP GROWTH FUND

ARMADA SMALL CAP VALUE FUND

ARMADA TAX MANAGED EQUITY FUND

ARMADA BALANCED ALLOCATION FUND

ARMADA BOND FUND

ARMADA ENHANCED INCOME FUND

ARMADA GNMA FUND

ARMADA INTERMEDIATE BOND FUND

ARMADA TOTAL RETURN ADVANTAGE FUND

ARMADA NATIONAL TAX EXEMPT BOND FUND

ARMADA OHIO TAX EXEMPT BOND FUND

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

ARMADA GOVERNMENT MONEY MARKET FUND

ARMADA MONEY MARKET FUND

ARMADA OHIO MUNICIPAL
   MONEY MARKET FUND

ARMADA PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND

ARMADA TAX EXEMPT
   MONEY MARKET FUND

ARMADA TREASURY MONEY
   MARKET FUND



                    TABLE OF CONTENTS
                    Chairman's Message .....................................   1

                    FINANCIAL STATEMENTS
                    Statement of Net Assets and Financial Highlights .......   4
                    Statements of Operations ............................... 114
                    Statements of Changes in Net Assets .................... 118

                    NOTES TO FINANCIAL STATEMENTS .......................... 126

[BOUNDING BOX]
                              [INNER BOUNDING BOX]
               NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE
                            [END INNER BOUNDING BOX]

   AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND(S) SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND(S).

   National City Investment Management Company serves as investment adviser to Armada Funds for which it receives an investment advisory fee. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with National City Bank and is not a bank.

[END OF BOUNDING BOX]

[GRAPHIC OMITTED]   CHAIRMAN'S MESSAGE

Dear Shareholders:
   The past New Year's Eve was a memorable moment around the globe, as we celebrated a new millennium. While 1999 was filled with a great deal of anticipation and Y2K uncertainty, we can now greet the future with confidence having addressed the challenges of this once in a lifetime event.

   Despite Y2K concerns, Armada Funds continued to experience growth in 1999. During the six-month period ended November 30, 1999, assets increased more than half a billion dollars to $12.3 billion.

   We continued to see strong performance in the equity sector, with exceptional performance from the International Equity Fund for the eleven months ended November 30, 1999. With a return of 31.32% (institutional shares) and 23.78% (A shares), the fund was able to outperform its benchmark, the EAFE, by 14.81% and 7.27%, respectively, in a period when EAFE had outperformed the S&P 500 by 2.2%. The solid performance of our funds this period was due in part to global economic recovery, as well as the experience of our portfolio management teams.


THE CHANGING FACE OF BUSINESS

   With the dawning of the Internet, consumer expectations were rapidly transformed, and it became apparent that the business world had to change with the times.

   Last February, Armada Funds introduced its new Web site to Armada direct shareholders, and it has evolved significantly in a very short period. As of June 28, 1999, direct shareholders were able to access account information and perform transactions online. This new function has allowed people to manage their investments from the convenience of their homes, without compromising the security of their transactions. Industry experts agreed that the site was easy to use, when an evaluation team from IBM Corporation's e-business group gave the site an "A" rating for its overall design and navigation.

   You will currently find fund information, quarterly highlights, prospectuses, the Total Investment Planning (TIP) newsletter, daily NAV updates, investing calculators and more by visiting WWW.ARMADAFUNDS.COM, and we will continue to keep you updated as new enhancements are available.

IN CLOSING . . .

   Armada Funds understands the importance of asset diversification and building a portfolio that reflects your goals and risk tolerance. We strive to create a broad array of products for our clients and are proud to offer 23 different fund choices to help you achieve a well-diversified portfolio.

   We wish you and your family health and prosperity in the year ahead, and thank you for your continued investment with us. If you have any questions regarding the funds, please visit our Web site or call 800-622-FUND (3863).

Sincerely,

/s/signature omitted

Robert D. Neary
Chairman

                                                           [ARMADA LOGO OMITTED]

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

[ARMADA LOGO OMITTED]
                              Financial Statements
                     FOR THE PERIOD ENDED NOVEMBER 30, 1999
                                  (UNAUDITED)

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA CORE EQUITY FUND


NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- 98.9%
BANKS -- 3.2%
  Chase Manhattan                         25,660     $  1,982
  Comerica                                29,580        1,568
  Commerce Bancshares                     43,575        1,637
                                                     --------
                                                        5,187
                                                     --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.8%
  Interpublic Group of Companies          61,510        2,891
                                                     --------
BUSINESS SERVICES -- 6.6%
  Automatic Data Processing              101,420        5,008
  Cintas#                                 27,120        1,246
  Computer Sciences*                      38,100        2,486
  Fiserv*                                 58,040        2,060
                                                     --------
                                                       10,800
                                                     --------
CHEMICALS -- 2.4%
  E.I. duPont de Nemours                  39,495        2,347
  Praxair                                 36,940        1,648
                                                     --------
                                                        3,995
                                                     --------
COMMUNICATIONS EQUIPMENT -- 3.4%
  Lucent Technologies                     57,380        4,192
  Tellabs*#                               21,260        1,379
                                                     --------
                                                        5,571
                                                     --------
COMPUTER HARDWARE -- 4.2%
  Cisco Systems*                          52,724        4,702
  International Business Machines         20,690        2,132
                                                     --------
                                                        6,834
                                                     --------
COMPUTER SERVICES -- 0.5%
  Ceridian*                               41,590          899
                                                     --------
COMPUTER SOFTWARE -- 3.8%
  Microsoft*                              67,270        6,125
                                                     --------
DRUGS & HEALTH CARE -- 11.5%
  Bristol-Myers Squibb                    56,700        4,143
  Johnson & Johnson                       32,260        3,347
  Lilly (Eli)                             35,570        2,552
  Merck                                   55,860        4,385
  Pfizer                                  44,730        1,619
  Schering-Plough                         51,800        2,648
                                                     --------
                                                       18,694
                                                     --------
FINANCIAL SERVICES -- 4.8%
  Associates First Capital, Cl A          59,240        1,970
  Citigroup                               47,625        2,566
  Fannie Mae                              48,510        3,232
                                                     --------
                                                        7,768
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
FOOD & BEVERAGE -- 1.4%
  Coca Cola                               33,950     $  2,285
                                                     --------
HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
  Masco                                   54,980        1,388
                                                     --------
INSURANCE -- 7.8%
  American General                        26,850        1,968
  American International Group            48,443        5,002
  MGIC Investment                         30,810        1,741
  PMI Group                               29,115        1,454
  Radian Group                            52,620        2,572
                                                     --------
                                                       12,737
                                                     --------
MACHINERY -- 4.3%
  Applied Materials*                      30,030        2,926
  Caterpillar                             40,250        1,867
  Ingersoll Rand                          45,530        2,205
                                                     --------
                                                        6,998
                                                     --------
MEDICAL & MEDICAL SERVICES -- 2.7%
  Guidant                                 35,720        1,786
  Medtronic                               66,556        2,587
                                                     --------
                                                        4,373
                                                     --------
METALS & MINING -- 1.7%
  Alcoa#                                  42,220        2,765
                                                     --------
OFFICE & BUSINESS EQUIPMENT -- 2.5%
  Lexmark International, Cl A*            17,300        1,436
  Pitney Bowes                            54,400        2,608
                                                     --------
                                                        4,044
                                                     --------
OIL MACHINERY & EQUIPMENT -- 1.4%
  Schlumberger                            36,890        2,216
                                                     --------
PAPER & FOREST PRODUCTS -- 2.2%
  Champion International                  31,370        1,739
  Willamette Industries                   46,530        1,925
                                                     --------
                                                        3,664
                                                     --------
PETROLEUM REFINING -- 6.0%
  Chevron                                  9,590          849
  Conoco                                  16,022          420
  Exxon                                   30,310        2,404
  Mobil                                   38,120        3,976
  Texaco                                  34,620        2,110
                                                     --------
                                                        9,759
                                                     --------
RETAIL -- 10.8%
  CVS                                     58,530        2,323
  Dayton Hudson                           39,700        2,801
  Home Depot                              54,480        4,307


                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA CORE EQUITY FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                        Number of      Value
                                    Shares/Par (000)   (000)
                                   ----------------- --------
COMMON STOCK -- CONTINUED
RETAIL -- CONTINUED
  Safeway*                                51,950     $  1,916
  Wal-Mart                                58,960        3,398
  Walgreen#                               97,960        2,853
                                                     --------
                                                       17,598
                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.4%
  Intel                                   50,280        3,856
                                                     --------
SPECIALTY CHEMICALS -- 0.8%
  Sigma Aldrich                           45,000        1,288
                                                     --------
SPECIALTY MACHINERY -- 2.9%
  General Electric                        35,930        4,671
                                                     --------
TECHNOLOGY -- 4.4%
  Altera*                                 52,110        2,807
  Linear Technology                       28,520        2,027
  Maxim Integrated Products*              29,740        2,389
                                                     --------
                                                        7,223
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 4.5%
  BellSouth                               60,420        2,791
  MCI WorldCom*                           27,970        2,313
  SBC Communications                      43,910        2,281
                                                     --------
                                                        7,385
                                                     --------
TOBACCO -- 0.1%
  Philip Morris                            7,060          186
                                                     --------
TOTAL COMMON STOCK
   (Cost $121,326)                                    161,200
                                                     --------
CASH EQUIVALENT -- 1.3%
  Goldman Sachs Financial Square
    Premium Money Market
    Fund                                   2,193        2,193
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $2,193)                                        2,193
                                                     --------
TOTAL INVESTMENTS -- 100.2%
   (Cost $123,519)                                   $163,393
                                                     ========

OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                         (352)
                                                     --------

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based
   on 10,685,759 outstanding shares of
   beneficial interest                               $109,051
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 202,629 outstanding shares of
   beneficial interest                                  2,669
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 86,676 outstanding shares of
   beneficial interest                                  1,137
  Accumulated net realized gain on investments         10,326
  Net unrealized appreciation on investments           39,874
  Net investment loss                                     (16)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $163,041
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $14.86
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $14.80
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($14.80 / 94.5%)                   $15.66
                                                     ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                          $14.68
                                                     ========

------------------------------------------------
* NON-INCOME PRODUCTING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
CL -- CLASS


                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA CORE EQUITY FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          For the Six Months                   For the                         For the
                                        Ended November 30, 1999               Year Ended                     Period Ended
                                              (Unaudited)                     May 31, 1999                   May 31, 1998
                                     -----------------------------    ---------------------------   -----------------------------
                                      Class I   Class A    Class B    Class I   Class A   Class B   Class I2   Class A2  Class B2
                                     --------   -------    -------    -------   -------   -------   --------   --------  --------
Net asset value, beginning of period   $13.75   $13.71     $ 13.63    $  11.35  $11.34    $11.33    $  10.00   $10.00     $10.25
                                     --------   ------     -------    --------  ------    ------    --------   ------     ------
INCOME FROM INVESTMENT OPERATIONS

  Net investment income/(loss)           0.02     0.01       (0.00)      (0.02)3 (0.05)3   (0.16)3      0.05     0.04       0.00
  Net gain on securities (realized
     and unrealized)                     1.09     1.08        1.05        2.94    2.93      2.97        1.35     1.34       1.08
                                     --------   ------     -------    --------  ------    ------    --------   ------     ------
  Total from investment operations       1.11     1.09        1.05        2.92    2.88      2.81        1.40     1.38       1.08
                                     --------   ------     -------    --------  ------    ------    --------   ------     ------
LESS DISTRIBUTIONS
  Dividends from net investment
     income                             (0.00)   (0.00)      (0.00)      (0.01)  (0.00)    (0.00)      (0.05)   (0.04)     (0.00)
  Distributions from net realized
     capital gains                      (0.00)   (0.00)      (0.00)      (0.51)  (0.51)    (0.51)      (0.00)   (0.00)     (0.00)
                                     --------   ------     -------    --------  ------    ------    --------   ------     ------
  Total distributions                   (0.00)   (0.00)      (0.00)      (0.52)  (0.51)    (0.51)      (0.05)   (0.04)     (0.00)
                                     --------   ------     -------    --------  ------    ------    --------   ------     ------

Net asset value, end of period       $  14.86  $ 14.80     $ 14.68    $  13.75  $13.71    $13.63    $  11.35   $11.34     $11.33
                                     ========  =======     =======    ========  ======    ======    ========   ======     ======
TOTAL RETURN                             8.49%5   8.42%1,5    8.10%1,5   26.08%  25.78%1   25.17%1     14.03%5  13.85%1,5  10.54%1,5
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
     (in 000's)                      $158,769  $ 3,000     $ 1,272    $145,603  $1,731    $1,106    $110,504   $  408     $    2
  Ratio of expenses to average net
     assets                              0.99%4   1.25%4      1.95%4      0.98%   1.23%     1.94%       0.89%4   1.14%4     1.83%4
  Ratio of net investment income/
     (loss) to average net assets        0.04%4  (0.22)%4    (0.92)%4    (0.15)% (0.40)%   (1.11)%      0.61%4   0.14%4    (0.51)%4
  Ratio of expenses to average net
     assets before fee waivers           0.99%4   1.25%4      1.95%4      0.98%   1.23%     1.94%       1.06%4   1.30%4     2.00%4
  Ratio of net investment income/
     (loss) to average net assets
     before fee waivers                  0.04%4  (0.22)%4    (0.92)%4    (0.15)% (0.40)%   (1.11)%      0.44%4   0.04%4    (0.50)%4

Portfolio turnover rate                    18%      18%         18%         43%     43%       43%         60%      60%        60%

1  TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1, 1997 AND JANUARY 6, 1998, RESPECTIVELY.
3  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
4  ANNUALIZED.
5 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY GROWTH FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- 98.0%
AIRCRAFT -- 0.4%

  United Technologies                     95,600     $  5,401
                                                     --------
BANKS -- 2.4%
  Comerica                                80,950        4,290
  MBNA                                   537,500       13,572
  Northern Trust#                         62,200        6,022
  State Street                           163,600       12,014
                                                     --------
                                                       35,898
                                                     --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.4%
  Charter Communications*                 70,600        1,637
  Omnicom Group#                         211,000       18,594
                                                     --------
                                                       20,231
                                                     --------
BUSINESS SERVICES -- 1.2%
  Automatic Data Processing              357,200       17,637
                                                     --------
CABLE TELEVISION -- 1.3%
  Comcast, Cl A Special                  444,800       20,099
                                                     --------
CHEMICALS -- 0.9%
  Avery Dennison                         150,000        8,906
  Monsanto#                              112,000        4,725
                                                     --------
                                                       13,631
                                                     --------
COMMUNICATIONS EQUIPMENT -- 6.3%
  Lucent Technologies#                   495,000       36,166
  Nortel Networks#                       440,000       32,560
  Qualcomm*                               70,000       25,362
                                                     --------
                                                       94,088
                                                     --------
COMPUTER HARDWARE -- 9.2%
  Cisco Systems*                         776,000       69,210
  EMC*                                   301,800       25,219
  Hewlett Packard                         31,700        3,008
  International Business
   Machines                              239,200       24,653
  Sun Microsystems*                      108,000       14,283
                                                     --------
                                                      136,373
                                                     --------
COMPUTER SOFTWARE -- 3.9%
  Microsoft*                             632,000       57,542
                                                     --------
DRUGS & HEALTH CARE -- 10.8%
  American Home Products                 174,000        9,048
  Bristol-Myers Squibb                   365,200       26,682
  Johnson & Johnson                      183,300       19,017
  Lilly (Eli)                             56,000        4,018
  Merck                                  265,000       20,803
  Pfizer                                 724,700       26,225
  Schering-Plough                        513,000       26,227
  Warner-Lambert                         315,000       28,252
                                                     --------
                                                      160,272
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
ELECTRICAL SERVICES -- 0.2%

  Texas Utilities                         65,000     $  2,328
                                                     --------
ENTERTAINMENT -- 0.9%
  AT&T-Liberty Media, Cl A*#             316,400       13,229
                                                     --------
FINANCIAL SERVICES -- 4.5%
  American Express                       145,000       21,940
  Citigroup                              315,000       16,971
  Fannie Mae                             163,000       10,860
  Freddie Mac                            197,700        9,761
  J.P. Morgan                             54,000        7,101
                                                     --------
                                                       66,633
                                                     --------
FOOD & BEVERAGE -- 1.0%
  Coca Cola                              132,000        8,885
  PepsiCo                                195,000        6,740
                                                     --------
                                                       15,625
                                                     --------
HOUSEHOLD PRODUCTS -- 3.0%
  Colgate Palmolive                      325,000       17,834
  Procter & Gamble                       254,000       27,432
                                                     --------
                                                       45,266
                                                     --------
INSURANCE -- 2.7%
  American International Group           387,825       40,043
                                                     --------
MACHINERY -- 0.8%
  Applied Materials*#                    130,000       12,667
                                                     --------
MEDICAL & MEDICAL SERVICES -- 0.8%
  Medtronic                              311,600       12,113
                                                     --------
MISCELLANEOUS BUSINESS SERVICES -- 0.6%
  Concord EFS*#                          320,000        8,480
                                                     --------
MISCELLANEOUS MANUFACTURING -- 1.9%
  Tyco International                     701,658       28,110
                                                     --------
MOTORCYCLE & MOTOR SCOOTER -- 1.0%
  Harley-Davidson                        232,300       14,170
                                                     --------
OFFICE & BUSINESS EQUIPMENT -- 2.0%
  Lexmark International, Cl A*           230,000       19,090
  Pitney Bowes                           237,000       11,361
                                                     --------
                                                       30,451
                                                     --------
OIL MACHINERY & EQUIPMENT -- 0.9%
  Schlumberger#                          233,000       13,995
                                                     --------
PAPER & FOREST PRODUCTS -- 1.1%
  International Paper#                   306,000       15,969
                                                     --------
PERSONAL CARE -- 0.3%
  Gillette                               111,400        4,477
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 0.8%
  Burlington Resources#                  342,000       11,500
                                                     --------

                             See Accompanying Notes
                                       7

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY GROWTH FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
PETROLEUM REFINING -- 4.6%
  BP Amoco, ADR#                          85,000     $  5,180
  Chevron#                               207,000       18,332
  Coastal                                270,000        9,518
  Conoco                                 522,840       13,692
  Exxon                                  282,000       22,366
                                                     --------
                                                       69,088
                                                     --------
PRINTING & PUBLISHING -- 1.3%
  Time Warner#                           310,000       19,123
                                                     --------
RETAIL -- 1.3%
  Costco Wholesale*#                     212,600       19,493
                                                     --------
RETAIL DRUG STORES -- 1.5%
  CVS                                    302,000       11,986
  Walgreen#                              354,000       10,310
                                                     --------
                                                       22,296
                                                     --------
RETAIL FOOD CHAINS -- 1.3%
  Kroger*                                350,200        7,464
  Safeway*                               317,000       11,689
                                                     --------
                                                       19,153
                                                     --------
RETAIL STORES -- 9.1%
  Dayton Hudson                          282,500       19,934
  Gap                                    125,000        5,063
  Home Depot                             352,698       27,885
  Lowe's                                 154,000        7,671
  Tandy                                  413,000       31,646
  TJX Companies                          385,000       10,082
  Wal-Mart#                              567,000       32,673
                                                     --------
                                                      134,954
                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.2%
  Altera*                                230,000       12,391
  Analog Devices*                        160,000        9,190
  Intel#                                 395,000       30,292
  Texas Instruments#                     268,000       25,745
                                                     --------
                                                       77,618
                                                     --------
SPECIALTY MACHINERY -- 4.2%
  Emerson Electric                       100,000        5,700
  General Electric                       439,800       57,174
                                                     --------
                                                       62,874
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 7.7%
  Alltel                                 281,000       24,307
  BellSouth                              244,000       11,270
  GTE                                    196,000       14,308
  MCI WorldCom*                          316,500       26,171
  SBC Communications                     485,400       25,210
  Vodafone Group#                        280,000       13,213
                                                     --------
                                                      114,479
                                                     --------
TRAVEL -- 0.8%
  Carnival, Cl A                         270,900       11,953
                                                     --------

                                        Number of      Value
                                    Shares/Par (000)   (000)
                                    ---------------- --------
COMMON STOCK -- CONTINUED
WHOLESALE -- 0.7%
  Cardinal Health#                        45,000   $    2,354
  Sysco#                                 217,700        8,286
                                                   ----------
                                                       10,640
                                                   ----------
TOTAL COMMON STOCK
   (Cost $961,369)                                  1,457,899
                                                   ----------
CASH EQUIVALENT -- 1.9%
  Fidelity Domestic Money Market
    Fund                                  28,861       28,861
                                                   ----------
TOTAL CASH EQUIVALENT
   (Cost $28,861)                                      28,861
                                                   ----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $990,230)                                 $1,486,760
                                                   ==========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                            866
                                                   ----------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   47,168,771 outstanding shares
   of beneficial interest                             837,408

  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   6,282,636 outstanding shares
   of beneficial interest                             131,892

  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   84,083 outstanding shares
   of beneficial interest                               2,055
  Accumulated net realized gain on
   investments                                         20,060
  Net unrealized appreciation on investments          496,530
  Net investment loss                                    (319)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $1,487,626
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $27.80
                                                   ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                           $27.70
                                                   ==========
MAXIMUM OFFERING PRICE
   PER SHARE-- CLASS A ($27.70 / 94.5%)                $29.31
                                                   ==========


NET ASSET VALUE & OFFERING
   PRICE PER SHARE-- CLASS B                           $27.41
                                                   ==========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

                             See Accompanying Notes
                                        8

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA EQUITY GROWTH FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              For the Six Months
                                            Ended November 30, 1999         For the Year Ended May 31,
                                                  (Unaudited)                         1999
                                         -----------------------------     ---------------------------
                                          Class I   Class A    Class B      Class I   Class A   Class B
                                         --------   -------    -------      -------   -------   -------
Net asset value, beginning of period   $    24.61   $ 24.55    $24.33     $    21.35  $  21.35    $21.28
                                       ----------   -------    ------     ----------  --------    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)               0.03     (0.00)    (0.05)         (0.03)3   (0.09)3   (0.27)3
  Net gain on securities (realized
     and unrealized)                         3.16      3.15      3.13           4.28      4.28      4.31
                                       ----------   -------    ------     ----------  --------    ------
  Total from investment operations           3.19      3.15      3.08           4.25      4.19      4.04
                                       ----------   -------    ------     ----------  --------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
     income                                 (0.00)   (0.00)     (0.00)         (0.00)    (0.00)    (0.00)
  Dividends in excess of net
     investment income                      (0.00)   (0.00)     (0.00)         (0.00)    (0.00)    (0.00)
  Dividends from net realized
     capital gains                          (0.00)   (0.00)     (0.00)         (0.99)    (0.99)    (0.99)
  Distributions from net realized
     capital gains                          (0.00)   (0.00)     (0.00)         (0.00)    (0.00)    (0.00)
                                       ----------   ------     ------     ----------  --------    ------
  Total distributions                       (0.00)   (0.00)     (0.00)         (0.99)    (0.99)    (0.99)
                                       ----------   ------     ------     ----------  --------    ------

Net asset value, end of period         $    27.80  $  27.70     $27.41     $    24.61  $  24.55    $24.33
                                       ==========  ========     ======     ==========  ========    ======
TOTAL RETURN                                13.62%5   13.48%1,5  13.26%1,5      20.16%    19.88%1   19.22%1
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) $1,311,296  $174,026     $2,304     $1,262,154  $156,356    $1,400
  Ratio of expenses to average net
     assets                                  0.90%4    1.15%4     1.86%4       0.92%       1.17%     1.88%
  Ratio of net investment income/
     (loss) to average net assets            0.01%4   (0.24)%4   (0.95)%4     (0.11)%     (0.36)%   (1.07)%
  Ratio of expenses to average net
     assets before fee waivers               0.90%4    1.15%4     1.86%4       0.92%       1.17%     1.88%
  Ratio of net investment income/
     (loss) to average net assets
     before fee waivers                      0.01%4   (0.24)%4   (0.95)%4     (0.11)%     (0.36)%   (1.07)%

Portfolio turnover rate                        14%       14%        14%          57%         57%       57%



                                                                            For the Year Ended May 31,
                                                 1998                       1997                 1996                  1995
                                      -----------------------------  -----------------    -----------------     -----------------
                                       Class I   Class A   Class B2   Class I  Class A     Class I  Class A      Class I  Class A
                                      --------   -------    -------  --------  -------    --------  -------     --------  -------
Net asset value, beginning of
     period                         $  18.63   $ 18.67    $19.44     $  18.02  $18.05     $  14.77  $14.79      $  13.66  $13.68
                                    --------   -------    ------     --------  ------     --------  ------      --------  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income/(loss)         (0.00)    (0.04)    (0.24)        0.09    0.05         0.14    0.10          0.21    0.18
  Net gain on securities (realized
     and unrealized)                    5.00      4.99      2.08         4.66    4.66         3.46    3.47          1.21    1.21
                                    --------   -------    ------     --------  ------     --------  ------      --------  ------
  Total from investment operations      5.00      4.95      1.84         4.75    4.71         3.60    3.57          1.42    1.39
                                    --------   -------    ------     --------  ------     --------  ------      --------  ------
Less Distributions
  Dividends from net investment
     income                            (0.01)   (0.00)     (0.00)       (0.09)  (0.05)       (0.14)  (0.10)        (0.20)  (0.17)
  Dividends in excess of net
     investment income                 (0.00)   (0.00)     (0.00)       (0.02)  (0.01)       (0.02)  (0.02)        (0.00)  (0.00)
  Dividends from net realized
     capital gains                     (2.27)   (2.27)     (0.00)       (4.03)  (4.03)       (0.19)  (0.19)        (0.00)  (0.00)
  Distributions from net realized
     capital gains                     (0.00)   (0.00)     (0.00)       (0.00)  (0.00)       (0.00)  (0.00)        (0.11)  (0.11)
                                    --------   ------     ------     --------  ------     --------  ------      --------  ------
  Total distributions                  (2.28)   (2.27)     (0.00)       (4.14)  (4.09)       (0.35)  (0.31)        (0.31)  (0.28)
                                    --------   ------     ------     --------  ------     --------  ------      --------  ------

Net asset value, end of period      $  21.35  $ 21.35     $21.28     $  18.63  $18.67     $  18.02  $18.05      $  14.77  $14.79
                                    ========  =======     ======     ========  ======     ========  ======      ========  ======
TOTAL RETURN                           28.65%   28.32%1    27.90%1,4    29.57%  29.24%1      24.61%  24.34%1       10.62%  10.35%1
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
     (in 000's)                     $352,413  $12,380     $   24     $255,594  $6,931     $166,671  $6,013      $119,634  $5.974
  Ratio of expenses to average net
     assets                             0.98%    1.23%      1.92%4       0.97%   1.22%        1.01%   1.26%         1.01%   1.27%
  Ratio of net investment income/
     (loss) to average net assets      (0.01)%  (0.26)%    (0.92)%4      0.49%   0.25%        0.85%   0.60%         1.53%   1.23%
  Ratio of expenses to average net
     assets before fee waivers          0.98%    1.23%      1.92%4       0.97%   1.22%        1.03%   1.28%         1.02%   1.28%
  Ratio of net investment income/
     (loss) to average net assets
     before fee waivers                (0.01)%  (0.26)%    (0.92)%4      0.49%   0.25%        0.83%   0.58%         1.51%   1.22%

Portfolio turnover rate                  260%     260%       260%         197%    197%          74%     74%           17%     17%

1  TOTAL RETURN EXCLUDES SALES CHARGE.
2  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
3  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
4  ANNUALIZED.
5 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes
                                        9

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INCOME FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- 96.9%
AEROSPACE -- 3.1%
  General Dynamics                       127,100     $  6,554
  Northrop Grumman                        95,453        5,363
  United Technologies                     70,200        3,966
                                                     --------
                                                       15,883
                                                     --------
AUTOMOTIVE -- 3.3%
  Ford Motors                            120,500        6,085
  General Motors                          92,100        6,631
  Genuine Parts #                        175,600        4,522
                                                     --------
                                                       17,238
                                                     --------
BANKS -- 13.9%
  Bank of America                        177,139       10,363
  Chase Manhattan                         77,300        5,971
  Comerica                               169,400        8,978
  First Tennessee National               145,100        4,770
  Fleet Boston Financial                 129,600        4,900
  PNC                                    170,000        9,478
  Southtrust                             280,200       10,875
  UnionBanCal                            275,800       12,152
  Washington Mutual #                    156,800        4,547
                                                     --------
                                                       72,034
                                                     --------
BUILDING & BUILDING SUPPLIES -- 1.8%
  Armstrong World Industries              97,200        3,256
  Masco                                  243,100        6,138
                                                     --------
                                                        9,394
                                                     --------
CHEMICALS -- 3.4%
  Dow #                                   62,984        7,377
  E.I. duPont de Nemours                  75,700        4,499
  RPM                                    470,550        5,529
                                                     --------
                                                       17,405
                                                     --------
COMPUTERS -- 1.6%
  International Business
   Machines                               82,600        8,513
                                                     --------
DIVERSIFIED MANUFACTURING -- 1.8%
  Minnesota Mining &
   Manufacturing                          65,900        6,298
  Textron                                 40,700        2,892
                                                     --------
                                                        9,190
                                                     --------
DRUGS & HEALTH CARE -- 0.1%
  American Home Products                  10,800          562
                                                     --------
ELECTRICAL SERVICES -- 2.7%
  Consolidated Edison #                   86,200        2,974
  Duke Energy                             63,400        3,214
  FPL Group                               75,700        3,312
  GPU                                     52,400        1,677
  LG&E Energy                            145,400        2,908
                                                     --------
                                                       14,085
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
FINANCIAL SERVICES -- 4.4%
  Fannie Mae                             136,700     $  9,108
  Freddie Mac                            104,800        5,175
  J.P. Morgan                             65,300        8,587
                                                     --------
                                                       22,870
                                                     --------
FOOD & BEVERAGE -- 3.9%
  Flowers Industries                     224,100        3,670
  General Mills                          238,200        8,977
  Sara Lee                               308,600        7,484
                                                     --------
                                                       20,131
                                                     --------
GAMES, TOYS & CHILDREN'S VEHICLES -- 0.3%
  Mattel                                 112,600        1,612
                                                     --------
GAS & NATURAL GAS -- 3.8%
  Consolidated Natural Gas               154,725        9,922
  Enron                                  258,600        9,843
                                                     --------
                                                       19,765
                                                     --------
HANDTOOLS & GENERAL HARDWARE -- 2.2%
  Fortune Brands                         222,300        7,600
  Snap-On Tools                          123,000        3,721
                                                     --------
                                                       11,321
                                                     --------
HOUSEHOLD APPLIANCES -- 0.6%
  Maytag                                  62,600        2,985
                                                     --------
INSURANCE -- 4.0%
  Allstate                                56,500        1,480
  Chubb                                   78,661        4,213
  Cigna                                   70,400        5,790
  Marsh & McLennan                       120,250        9,455
                                                     --------
                                                       20,938
                                                     --------
MACHINERY -- 0.7%
  Caterpillar #                           35,200        1,632
  Deere #                                 41,100        1,765
                                                     --------
                                                        3,397
                                                     --------
MEDICAL & MEDICAL SERVICES -- 0.8%
  Baxter International                    62,400        4,216
                                                     --------
METALS & MINING -- 3.5%
  Alcoa #                                227,300       14,888
  USX-U.S. Steel Group #                 133,400        3,377
                                                     --------
                                                       18,265
                                                     --------
OFFICE & BUSINESS EQUIPMENT -- 1.9%
  Pitney Bowes                           149,300        7,157
  Xerox                                   95,000        2,571
                                                     --------
                                                        9,728
                                                     --------

                             See Accompanying Notes
                                       10

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INCOME FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
PAPER & FOREST PRODUCTS -- 2.0%
  Kimberly-Clark                          64,000     $  4,088
  Temple-Inland                           21,000        1,202
  Weyerhaeuser                            82,800        5,072
                                                     --------
                                                       10,362
                                                     --------
PETROLEUM REFINING -- 14.0%
  Atlantic Richfield                     124,500       11,999
  Chevron                                130,100       11,522
  Mobil                                  198,600       20,716
  Royal Dutch Petroleum                  177,300       10,283
  Texaco #                               202,600       12,346
  Ultramar Diamond
   Shamrock #                            230,300        5,829
                                                     --------
                                                       72,695
                                                     --------
PRINTING & PUBLISHING -- 0.5%
  New York Times, Cl A                    64,800        2,491
                                                     --------
PROFESSIONAL SERVICES -- 2.1%
  Dun & Bradstreet                       166,900        4,506
  H & R Block #                          146,200        6,287
                                                     --------
                                                       10,793
                                                     --------
REAL ESTATE INVESTMENT TRUST -- 3.2%
  Arden Realty                           205,200        3,950
  Developers Diversified Realty          184,700        2,574
  Duke Realty                            324,800        6,009
  Kimco Realty                            65,000        2,161
  Mack-Cali Realty                        70,400        1,738
                                                     --------
                                                       16,432
                                                     --------
RETAIL -- 3.4%
  Intimate Brands #                      103,295        4,429
  J.C. Penney                            106,000        2,365
  May Department Stores                  205,800        6,920
  Sears Roebuck #                        108,700        3,716
                                                     --------
                                                       17,430
                                                     --------
SPECIALTY MACHINERY -- 3.2%
  Cooper Industries                       82,700        3,551
  Emerson Electric                       111,200        6,338
  Hubbell                                 95,700        2,668
  Thomas & Betts                         104,000        4,264
                                                     --------
                                                       16,821
                                                     --------

                                        Number of      Value
                                    Shares/Par (000)   (000)
                                    ---------------- --------
COMMON STOCK -- CONTINUED
TELEPHONE & TELECOMMUNICATION -- 9.0%
  AT&T                                   292,750     $ 16,357
  Bell Atlantic #                         82,540        5,226
  GTE                                    170,800       12,468
  SBC Communications                     236,485       12,282
                                                     --------
                                                       46,333
                                                     --------
TOBACCO -- 1.1%
  UST                                    211,900        5,642
                                                     --------
UTILITIES -- 0.6%
  American Water Works                   118,500        3,029
                                                     --------
TOTAL COMMON STOCK
   (Cost $432,840)                                    501,560
                                                     --------
PREFERRED STOCK -- 2.1%
FINANCIAL -- 1.4%
  American General Delaware,
   CV to 1.2288 Shares                    80,195        7,298
                                                     --------
PAPER & FOREST PRODUCTS -- 0.7%
  International Paper,
   CV to .9259 Shares*                    70,386        3,616
                                                     --------
TOTAL PREFERRED STOCK
   (Cost $9,136)                                       10,914
                                                     --------
CASH EQUIVALENT -- 0.8%
  Fidelity Domestic Money
    Market Fund                            4,054        4,054
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $4,054)                                        4,054
                                                     --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $446,030)                                   $516,528
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.2%                                          1,054
                                                     --------
                             See Accompanying Notes
                                       11

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INCOME FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   29,165,734 outstanding shares
   of beneficial interest                            $394,362

  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   687,173 outstanding shares
   of beneficial interest                              11,474

  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   71,369 outstanding shares
   of beneficial interest                               1,215
  Accumulated net realized gain on investments         38,435
  Net unrealized appreciation on investments           70,498
  Undistributed net investment income                   1,598
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $517,582
                                                     ========
Net Asset Value, Offering and
   Redemption Price Per
   Share -- Class I                                    $17.30
                                                     ========
Net Asset Value and Redemption
   Price Per Share-- Class A                           $17.27
                                                     ========
Maximum Offering Price Per
   Share-- Class A ($17.27 / 94.5%)                    $18.28
                                                     ========
Net Asset Value and Offering
   Price Per Share-- Class B                           $17.21
                                                     ========
------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
CL -- CLASS
CV -- CONVERTIBLE

                             See Accompanying Notes
                                       12

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA EQUITY INCOME FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             For the Six Months
                                          Ended November 30, 1999         For the Year Ended May 31,
                                                (Unaudited)                         1999
                                       -----------------------------     ---------------------------
                                        Class I   Class A    Class B      Class I   Class A   Class B
                                       --------   -------    -------      -------   -------   -------
Net asset value, beginning of period   $  18.80    $ 18.79    $18.69     $  17.53  $ 17.51    $17.54
                                       --------    -------    ------     --------  -------    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.17       0.14      0.09         0.30     0.21      0.17
  Net gain on securities (realized
     and unrealized)                      (1.47)     (1.49)    (1.45)        1.50     1.55      1.39
                                       --------    -------    ------     --------  -------    ------
  Total from investment operations        (1.30)     (1.35)    (1.36)        1.80     1.76      1.56
                                       --------    -------    ------     --------  -------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
     income                               (0.20)    (0.17)     (0.12)       (0.28)   (0.23)    (0.16)
  Dividends from net realized
     capital gains                        (0.00)    (0.00)     (0.00)       (0.25)   (0.25)    (0.25)
                                       --------    ------     ------     --------  -------    ------
  Total distributions                     (0.20)    (0.17)     (0.12)       (0.53)   (0.48)    (0.41)
                                       --------    ------     ------     --------  -------    ------
Net asset value, end of period         $  17.30   $ 17.27     $17.21     $  18.80  $ 18.79    $18.69
                                       ========   =======     ======     ========  =======    ======
TOTAL RETURN                              (7.26)%4  (7.45)%1,5 (7.62)%1,4   10.62%   10.40%1    9.14%1
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) $504,489   $11,865     $1,228     $548,361  $11,075    $  997
  Ratio of expenses to average net
     assets                                0.97%3    1.22%3    1.93%3        0.93%    1.18%     1.89%
  Ratio of net investment income
     to average net assets                 1.84%3    1.59%3    0.89%3       2.07%     1.82%     1.11%
  Ratio of expenses to average net
     assets before fee waivers             0.97%3    1.22%3    1.93%3       0.93%     1.18%     1.89%
  Ratio of net investment income
     to average net assets
     before fee waivers                    1.84%3    1.59%3    0.89%3       2.07%     1.82%     1.11%

Portfolio turnover rate                      17%       17%       17%          19%       19%       19%

                                                                         For the Year                            For the Period
                                                                         Ended May 31,                            Ended May 31,
                                                  1998                       1997                1996                 1995
                                       ----------------------------    -----------------   -----------------    -----------------
                                        Class I   Class A  Class B2    Class I  Class A    Class I  Class A     Class I2 Class A2
                                       --------   -------  --------    --------  -------   --------  -------    -------- --------
Net asset value, beginning of period   $  14.87   $ 14.86   $16.28     $  12.66  $12.65    $  11.01  $11.01     $ 10.00   $10.26
                                       --------   -------   ------     --------  ------    --------  ------     -------   ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.27      0.26     0.46         0.30    0.31        0.34    0.33        0.34     0.26
  Net gain on securities (realized
     and unrealized)                       3.44      3.41     0.86         2.73    2.68        1.79    1.77        0.94     0.75
                                       --------   -------   ------     --------  ------    --------  ------     -------   ------
  Total from investment operations         3.71      3.67     1.32         3.03    2.99        2.13    2.10        1.28     1.01
                                       --------   -------   ------     --------  ------    --------  ------     -------   ------
LESS DISTRIBUTIONS
  Dividends from net investment
     income                               (0.32)   (0.29)    (0.06)       (0.31)  (0.27)      (0.34)  (0.32)      (0.27)   (0.26)
  Distributions from net realized
     capital gains                        (0.73)   (0.73)    (0.00)       (0.51)  (0.51)      (0.14)  (0.14)      (0.00)   (0.00)
                                       --------   ------    ------     --------  ------    --------  ------     -------   ------
  Total distributions                     (1.05)   (1.02)    (0.06)       (0.82)  (0.78)      (0.48)  (0.46)      (0.27)   (0.26)
                                       --------   ------    ------     --------  ------    --------  ------     -------   ------

Net asset value, end of period         $  17.53  $ 17.51    $17.54     $  14.87  $14.86    $  12.66  $12.65     $ 11.01   $11.01
                                       ========  =======    ======     ========  ======    ========  ======     =======   ======
TOTAL RETURN                              25.69%  25.41%1    25.58%1,3    24.62%  24.33%1     19.72%  19.37%1     14.34%3  13.18%1,3
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) $193,923  $2,151     $    3     $127,130  $  410    $ 61,978  $  263     $36,194   $  125
  Ratio of expenses to average net
     assets                                0.92%   1.17%      1.86%3       1.01%   1.26%       1.06%   1.31%       0.99%3   1.41%3
  Ratio of net investment income/
     (loss) to average net assets          1.80%   1.62%      0.68%3      2.44%    2.17%       3.02%   2.75%        3.87%3   3.45%3
  Ratio of expenses to average net
     assets before fee waivers             0.92%   1.17%      1.86%3      1.01%    1.26%       1.08%   1.32%       1.21%3   1.45%3
  Ratio of net investment income/
     (loss) to average net assets
     before fee waivers                    1.80%   1.62%      0.68%3      2.44%    2.17%       3.00%   2.74%       3.66%3   3.40%3

Portfolio turnover rate                      18%     18%        18%         35%      35%         53%     53%         12%      12%

1  TOTAL RETURN EXCLUDES SALES CHARGE.
2  CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS
   ON JULY 1, 1994, AUGUST 22, 1994 AND JANUARY 6, 1998, RESPECTIVELY.
3  ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes
                                       13

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- 95.6%
AEROSPACE & DEFENSE -- 0.3%
  General Dynamics                         8,052     $    415
  Lockheed Martin                         15,972          317
  Northrop Grumman                         2,806          158
  Raytheon, Cl B                          13,648          419
                                                     --------
                                                        1,309
                                                     --------
AIR TRANSPORTATION -- 0.3%
  AMR*                                     6,084          370
  Delta Air Lines                          5,673          279
  FDX*                                    12,022          507
  Southwest Airlines                      20,372          332
  US Airways*                              2,877           80
                                                     --------
                                                        1,568
                                                     --------
AIRCRAFT -- 0.8%
  Allied-Signal #                         22,239        1,330
  Boeing                                  38,819        1,584
  United Technologies                     19,468        1,100
                                                     --------
                                                        4,014
                                                     --------
APPAREL/TEXTILES -- 0.1%
  Liz Claiborne                            2,462           92
  Russell                                  1,311           17
  Springs Industries, Cl A                   692           28
  Vanity Fair                              4,805          144
                                                     --------
                                                          281
                                                     --------
AUTOMOTIVE -- 1.2%
  Dana                                     6,699          186
  Delphi                                  22,836          360
  Eaton                                    2,918          226
  Ford                                    48,897        2,469
  General Motors                          26,037        1,875
  Genuine Parts #                          7,236          186
  Navistar International*                  2,673           99
  Paccar                                   3,165          130
  Tenneco*                                 1,377           11
  TRW                                      4,900          256
                                                     --------
                                                        5,798
                                                     --------
BANKS -- 5.8%
  Amsouth                                 15,905          359
  Bank of America                         69,818        4,084
  Bank of New York #                      29,719        1,185
  Bank One                                47,401        1,671
  BB&T                                    12,916          415
  Chase Manhattan                         33,643        2,599
  Comerica                                 6,318          335
  Fifth Third Bancorp                     10,968          768
  First Union                             38,666        1,496

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
BANKS -- CONTINUED
  Firstar                                 39,802     $  1,035
  Fleet Boston Financial                  37,248        1,408
  Golden West Financial                    2,224          224
  Huntington Bancshares                    9,310          258
  Keycorp                                 18,137          490
  MBNA                                    32,406          818
  Mellon Financial                        20,783          757
  National City                           24,984          623
  Northern Trust #                         4,506          436
  PNC                                     12,286          685
  Regions                                  9,050          248
  Republic New York                        4,235          299
  Southtrust                               6,768          263
  State Street                             6,516          479
  Summit Bancorp                           7,157          233
  SunTrust                                13,003          909
  Synovus                                 10,967          219
  U.S. Bancorp                            29,571        1,011
  Union Planters                           5,778          246
  Wachovia                                 8,174          633
  Washington Mutual #                     23,406          679
  Wells Fargo                             66,659        3,100
                                                     --------
                                                       27,965
                                                     --------
BEAUTY PRODUCTS -- 0.5%
  Avon                                    10,541          384
  Gillette                                43,854        1,762
  International Flavors &
   Fragrances                              4,290          158
                                                     --------
                                                        2,304
                                                     --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.2%
  CBS*                                    30,813        1,602
  Clear Channel
   Communications* #                      13,647        1,097
  Interpublic Group of
   Companies                              11,399          536
  Mediaone Group*                         24,516        1,943
  Omnicom Group #                          7,173          632
                                                     --------
                                                        5,810
                                                     --------
BUILDING & BUILDING SUPPLIES -- 0.1%
  Armstrong World Industries               1,620           54
  Masco                                   17,903          452
  McDermott International                  2,399           21
  Owens Corning                            2,216           35
  Sherwin Williams                         6,841          147
                                                     --------
                                                          709
                                                     --------

                             See Accompanying Notes
                                       14

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
BUILDING & CONSTRUCTION -- 0.1%
  Centex                                   2,409        $  57
  Fluor                                    3,065          129
  Vulcan Materials                         4,043          163
                                                     --------
                                                          349
                                                     --------
BUSINESS SERVICES -- 1.7%
  Adobe Systems                            4,931          339
  Autodesk                                 2,382           70
  Automatic Data Processing               25,008        1,235
  BMC Software*                            9,671          704
  Cabletron Systems*                       7,037          161
  Cendant*                                29,115          482
  Computer Associates
   International #                        21,725        1,412
  Computer Sciences*                       6,467          422
  Compuware*                              14,434          488
  Deluxe                                   3,046           80
  Ecolab                                   5,233          181
  Electronic Data Systems                 19,925        1,281
  First Data                              17,340          750
  Novell*                                 13,541          265
  Parametric Technology*                  10,882          247
  Peoplesoft*                              9,832          185
  Shared Medical Systems                   1,080           47
                                                     --------
                                                        8,349
                                                     --------
CABLE TELEVISION -- 0.3%
  Comcast, Cl A Special #                 30,291        1,369
                                                     --------
CANNED SPECIALTIES -- 0.2%
  Campbell Soup                           17,548          783
                                                     --------
CHEMICALS -- 1.4%
  Air Products & Chemicals                 9,268          300
  Avery Dennison                           4,591          273
  Dow #                                    8,895        1,042
  E.I. duPont de Nemours                  41,903        2,491
  Eastman Chemical                         3,162          123
  FMC*                                     1,285           62
  Great Lakes Chemical                     2,363           78
  Hercules                                 4,287          102
  Monsanto #                              25,613        1,081
  PPG Industries                           7,017          411
  Praxair                                  6,442          287
  Rohm & Haas                              8,803          322
  Union Carbide                            5,383          315
  W.R. Grace & Company*                    2,877           39
                                                     --------
                                                        6,926
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
COMBINATION UTILITIES -- 0.1%
  Entergy                                  9,976     $    275
  PG&E                                    15,519          347
                                                     --------
                                                          622
                                                     --------
COMMUNICATIONS EQUIPMENT -- 3.7%
  ADC Telecommunications*                  5,675          303
  Andrew*                                  3,316           46
  General Instrument*                      7,007          459
  ITT Industries                           3,553          124
  Lucent Technologies #                  123,840        9,048
  Network Appliance*                       2,973          350
  Nortel Networks #                       53,643        3,970
  Qualcomm*                                6,489        2,351
  Scientific-Atlanta                       3,091          180
  Tellabs* #                              15,825        1,027
                                                     --------
                                                       17,858
                                                     --------
COMPUTER COMMUNICATIONS EQUIPMENT -- 0.2%
  Adaptec* #                               4,176          225
  3Com* #                                 14,454          575
                                                     --------
                                                          800
                                                     --------
COMPUTER HARDWARE & EQUIPMENT -- 7.9%
  Apple Computer*                          6,502          636
  Cisco Systems*                         131,401       11,719
  Compaq Computer                         68,710        1,679
  Dell Computer* #                       102,697        4,416
  EMC* #                                  41,374        3,457
  Hewlett Packard                         40,943        3,884
  International Business
   Machines                               73,120        7,536
  Seagate Technology*                      9,001          333
  Silicon Graphics*                        7,630           72
  Sun Microsystems* #                     31,278        4,137
  Unisys*                                 12,368          356
                                                     --------
                                                       38,225
                                                     --------
COMPUTER SERVICES -- 4.7%
  Ceridian*                                5,850          127
  Microsoft* #                           206,288       18,782
  Oracle*                                 58,181        3,945
                                                     --------
                                                       22,854
                                                     --------
COMPUTERS -- 0.3%
  Comverse Technology** #                  2,997          362
  Gateway* #                              12,659          967
                                                     --------
                                                        1,329
                                                     --------
                             See Accompanying Notes
                                       15

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------

COMMON STOCK -- CONTINUED
CONTAINERS & PACKAGING -- 0.1%
  Ball                                     1,229     $     46
  Crown Cork & Seal                        4,946          101
  Newell Rubbermaid                       11,394          374
  Owens-Illinois*                          6,298          151
                                                     --------
                                                          672
                                                     --------
DRUGS & HEALTH CARE -- 8.7%
  Abbott Laboratories #                   61,490        2,337
  Alza*                                    4,107          177
  American Home Products                  52,812        2,746
  Amgen*                                  41,224        1,878
  Bristol-Myers Squibb                    80,273        5,865
  Johnson & Johnson                       54,339        5,638
  Lilly (Eli)                             44,170        3,169
  Merck                                   94,801        7,442
  Millipore                                1,819           60
  Pfizer                                 156,619        5,668
  Pharmacia & Upjohn, ADR                 20,479        1,120
  Schering-Plough                         59,347        3,034
  Warner-Lambert                          34,546        3,098
  Watson Pharmaceuticals*                  3,872          144
                                                     --------
                                                       42,376
                                                     --------
ELECTRICAL SERVICES -- 1.6%

  AES* #                                   7,960          461
  Ameren                                   5,546          192
  American Electric Power                  7,816          245
  Carolina Power & Light                   6,450          194
  Central & South West                     8,595          172
  Cinergy                                  6,422          163
  CMS Energy                               4,772          159
  Consolidated Edison #                    8,933          308
  Constellation Energy Group               6,044          178
  Dominion Resources                       7,760          352
  DTE Energy                               5,862          194
  Duke Energy                             14,748          748
  Edison International                    14,034          372
  First Energy                             9,456          220
  Florida Progress                         3,969          170
  FPL Group                                7,245          317
  GPU                                      5,070          162
  New Century Energies                     4,658          146
  Niagara Mohawk Holdings*                 7,573          114
  Northern States Power                    6,233          127
  Pinnacle West Capital                    3,427          114
  PP & L Resources                         6,374          147
  Public Service Enterprise                8,861          310
  Reliant Energy                          11,956          297
  Scottish Power, ADR                      6,970          244
  Sempra Energy* #                         9,715          180

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
ELECTRICAL SERVICES -- CONTINUED
  Southern                                27,612     $    645
  Teledyne Technologies*                   1,100           10
  Texas Utilities                         11,172          400
  Unicom #                                 8,784          281
                                                     --------
                                                        7,622
                                                     --------
ENTERTAINMENT -- 0.5%
  Mirage Resorts*                          8,042          103
  Walt Disney                             83,356        2,324
                                                     --------
                                                        2,427
                                                     --------
ENVIRONMENTAL SERVICES -- 0.1%
  Allied Waste Industries*                 7,619           62
  Laidlaw                                 13,344           82
  Waste Management                        25,029          407
                                                     --------
                                                          551
                                                     --------
FINANCIAL SERVICES -- 5.0%
  American Express                        18,160        2,748
  Associates First Capital, Cl A          29,428          978
  Bear Stearns                             4,940          202
  Capital One                              7,982          372
  Charles Schwab                          33,053        1,254
  Citigroup                              136,504        7,354
  Countrywide Credit                       4,564          128
  Equifax                                  5,810          144
  Fannie Mae                              41,429        2,760
  Franklin Resources                      10,191          320
  Freddie Mac                             28,098        1,387
  Household International                 19,345          765
  J.P. Morgan                              7,095          933
  Lehman Brothers                          4,844          370
  Merrill Lynch                           14,937        1,204
  Morgan Stanley, Dean Witter,
   Discover                               23,061        2,782
  Painewebber Group                        5,884          231
  SLM Holding                              6,504          322
  T. Rowe Price                            5,122          184
                                                     --------
                                                       24,438
                                                     --------
FOOD & BEVERAGE -- 3.8%
  Adolph Coors, Cl B                       1,488           74
  Anheuser Busch                          18,896        1,414
  Archer-Daniels-Midland                  24,959          310
  Bestfoods #                             11,274          618
  Brown-Forman, Cl B                       2,769          174
  Coca Cola                               99,801        6,718
  Coca-Cola Enterprises                   17,177          364
  Conagra                                 19,733          476
  General Mills                           12,354          466
  H.J. Heinz                              14,486          607

                             See Accompanying Notes
                                       16

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------

COMMON STOCK -- CONTINUED
FOOD & BEVERAGE -- CONTINUED
  Hershey Foods #                          5,639     $    277
  Kellogg                                 16,377          555
  Nabisco Group Holdings                  13,182          152
  PepsiCo                                 59,105        2,043
  Quaker Oats                              5,408          353
  Ralston Purina                          13,072          388
  Sara Lee                                36,517          886
  Seagram                                 17,480          761
  Unilever NV* #                          23,103        1,258
  Wm. Wrigley, Jr.                         4,698          391
                                                     --------
                                                       18,285
                                                     --------
FURNITURE/HOME APPLIANCE -- 0.0%
  National Service Industries              1,635           48
                                                     --------
GAMES, TOYS & CHILDREN'S VEHICLES -- 0.1%
  Hasbro                                   7,869          170
  Mattel                                  16,985          243
                                                     --------
                                                          413
                                                     --------
GAS & NATURAL GAS -- 0.5%
  Columbia Gas Systems                     3,315          208
  Consolidated Natural Gas                 3,877          249
  Eastern Enterprises                      1,085           62
  El Paso Energy                           4,580          176
  Enron                                   28,852        1,098
  Nicor                                    1,906           66
  ONEOK                                    1,278           34
  Peoples Energy #                         1,435           53
  Williams                                17,550          592
                                                     --------
                                                        2,538
                                                     --------
GENERAL UTILITIES -- 0.1%
  PECO Energy                              7,542          248
                                                     --------
GLASS PRODUCTS -- 0.2%
  Corning Glass                            9,891          927
                                                     --------
GOLD MINING -- 0.0%
  Newmont Mining                           6,771          160
                                                     --------
HANDTOOLS & GENERAL HARDWARE -- 0.1%
  Fortune Brands                           6,725          230
  Snap-On Tools                            2,651           80
  Stanley Works                            3,593          112
                                                     --------
                                                          422

                                                     --------
HEAVY CONSTRUCTION -- 0.0%
  Foster Wheeler                           1,577           16
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
HOTELS & LODGING -- 0.1%
  Harrah's Entertainment*                  5,187     $    143
  Hilton Hotels                           10,306          104
  Marriott International, Cl A*           10,055          327
                                                     --------
                                                          574
                                                     --------
HOUSEHOLD FURNITURE & FIXTURES -- 0.0%
  Leggett & Platt                          8,390          180
                                                     --------
HOUSEHOLD PRODUCTS -- 1.9%
  Clorox #                                 9,539          425
  Colgate Palmolive                       23,563        1,293
  Danaher                                  5,746          282
  Maytag                                   3,527          168
  Procter & Gamble                        53,696        5,799
  Solectron*                              10,906          898
  Whirlpool                                3,047          186
                                                     --------
                                                        9,051
                                                     --------
INFORMATION RETRIEVAL SERVICES -- 1.3%
  America Online* #                       89,574        6,511
                                                     --------
INSURANCE -- 3.2%
  Aetna                                    5,698          311
  Aflac                                   10,745          514
  Allstate                                32,267          845
  American General                        10,069          738
  American International Group            62,574        6,461
  Aon                                     10,354          370
  Chubb                                    7,121          381
  Cigna                                    8,048          662
  Cincinnati Financial                     6,672          224
  Conseco #                               13,219          268
  Hartford Financial                       9,135          426
  Humana*                                  6,775           47
  Jefferson-Pilot #                        4,260          289
  Lincoln National                         8,035          335
  Loews                                    4,348          278
  Marsh & McLennan                        10,673          839
  MBIA                                     4,039          202
  MGIC Investment                          4,411          249
  Progressive                              2,949          238
  Providian Financial                      5,732          454
  Safeco                                   5,304          126
  St. Paul                                 9,161          277
  Torchmark #                              5,378          171
  United Healthcare                        7,006          364
  Unumprovident                            9,651          314
                                                     --------
                                                       15,383
                                                     --------
                             See Accompanying Notes
                                       17

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
LEASING & RENTING -- 0.0%
  Ryder System                             2,776     $     63
                                                     --------
LEISURE & RECREATIONAL PRODUCTS -- 0.0%
  Brunswick                                3,719           81
                                                     --------
MACHINERY -- 0.9%
  Applied Materials*                      15,175        1,479
  Baker Hughes                            13,291          336
  Black & Decker                           3,518          158
  Briggs & Stratton                          941           50
  Caterpillar #                           14,371          666
  Crane                                    2,735           50
  Cummins Engine                           1,694           69
  Deere #                                  9,445          406
  Dover                                    8,423          365
  Ingersoll Rand                           6,673          323
  Milacron                                 1,433           21
  NACCO Industries, Cl A                     316           15
  Pall                                     5,016          118
  Parker-Hannifin                          4,386          206
  Timken                                   2,503           48
                                                     --------
                                                        4,310
                                                     --------
MANUFACTURED HOUSING -- 0.0%
  Fleetwood Enterprises                    1,329           28
                                                     --------
MEASURING DEVICES -- 0.3%
  Honeywell                                5,153          577
  KLA-Tencor*                              3,563          301
  Mallinckrodt                             2,869           95
  PE - PE Biosystems                       4,123          337
  Tektronix                                1,893           64
  Thermo Electron*                         6,382           96
                                                     --------
                                                        1,470
                                                     --------
MEDICAL & MEDICAL SERVICES -- 1.2%
  Allergan                                 2,667          262
  Bausch & Lomb                            2,320          127
  Baxter International                    11,767          795
  Becton Dickinson #                      10,117          276
  Biomet                                   4,544          144
  Boston Scientific*                      16,716          353
  C.R. Bard                                2,071          112
  Columbia/HCA Healthcare                 22,805          621
  Guidant                                 12,212          611
  Healthsouth*                            16,771           95
  Manor Care*                              4,320           87
  Medtronic #                             47,432        1,844
  St. Jude Medical                         3,422           91
  Tenet Healthcare* #                     12,551          280
  Wellpoint Health Networks*               2,660          153
                                                     --------
                                                        5,851
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
METAL/FABRICATE HARDWARE -- 0.0%
  Reynolds Metals                          2,542     $    159
                                                     --------
METALS & MINING -- 0.3%
  Alcan Aluminum                           9,134          311
  Alcoa #                                 14,819          971
  Freeport-McMoran Copper
   & Gold, Cl B                            6,607          104
  Phelps Dodge                             3,456          180
  USX-U.S. Steel Group #                   3,572           90
                                                     --------
                                                        1,656
                                                     --------
MISCELLANEOUS BUSINESS SERVICES -- 0.1%
  Teradyne*                                7,350          320
                                                     --------
MISCELLANEOUS CONSUMER SERVICES -- 0.0%
  Service International                   10,996           83
  Water Pik Technologies*                    385            3
                                                     --------
                                                           86
                                                     --------
MISCELLANEOUS MANUFACTURING -- 1.1%
  Illinois Tool Works                     10,129          656
  Jostens                                  1,324           24
  Minnesota Mining &

   Manufacturing                          16,279        1,556
  Textron                                  6,069          431
  Tyco International #                    67,632        2,710
                                                     --------
                                                        5,377
                                                     --------
OFFICE & BUSINESS EQUIPMENT -- 0.3%
  Pitney Bowes                            10,814          518
  Xerox                                   26,800          725
                                                     --------
                                                        1,243
                                                     --------
OFFICE FURNITURE & FIXTURES -- 0.1%
  Ikon Office Solutions                    6,028           40
  Johnson Controls                         3,448          188
  Lexmark International, Cl A*             5,206          432
                                                     --------
                                                          660
                                                     --------
OIL & GAS EXTRACTION -- 0.1%
  Helmerich & Payne                        2,000           45
  USX Marathon                            12,478          330
                                                     --------
                                                          375
                                                     --------
PAPER & FOREST PRODUCTS -- 0.9%
  Bemis                                    2,115           67
  Boise Cascade                            2,307           80
  Champion International                   3,879          215
  Fort James                               8,932          257
  Georgia Pacific                          6,932          276
  International Paper                     16,716          872
  Kimberly-Clark                          21,534        1,375

                             See Accompanying Notes
                                       18

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number       Value
                                        of Shares     (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
PAPER & FOREST PRODUCTS -- CONTINUED
  Louisiana-Pacific                        4,340     $     53
  Mead                                     4,137          148
  Pactiv*                                  6,888           71
  Potlatch                                 1,169           47
  Temple-Inland                            2,257          129
  Westvaco                                 4,049          122
  Weyerhaeuser                             8,131          498
  Willamette Industries                    4,509          187
                                                     --------
                                                        4,397
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 0.7%
  Amerada Hess                             3,660          212
  Anadarko Petroleum                       5,150          155
  Apache                                   4,602          165
  Burlington Resources #                   7,174          241
  Kerr-McGee                               3,493          200
  Occidental Petroleum                    14,088          309
  Phillips Petroleum                      10,237          489
  Rowan Companies*                         3,363           58
  Schlumberger                            22,134        1,329
  Union Pacific Resources #               10,180          133
                                                     --------
                                                        3,291
                                                     --------
PETROLEUM REFINING -- 4.7%
  Ashland                                  2,917           98
  Atlantic Richfield                      13,028        1,256
  Chevron                                 26,514        2,348
  Coastal                                  8,626          304
  Conoco                                  25,348          664
  Exxon                                   98,126        7,783
  Mobil                                   31,651        3,302
  Royal Dutch Petroleum                   86,668        5,027
  Sunoco                                   3,658           94
  Texaco                                  22,340        1,361
  Tosco                                    6,158          167
  Unocal                                   9,796          325
                                                     --------
                                                       22,729
                                                     --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
  Eastman Kodak                           12,792          792
  Lanier Worldwide Inc*                    3,223           13
  Polaroid                                 1,794           35
                                                     --------
                                                          840
                                                     --------
PRECIOUS METALS -- 0.1%
  Barrick Gold #                          15,762          284
  Homestake Mining                        10,517           87
  Placer Dome                             13,158          150
                                                     --------
                                                          521
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
PRINTING & PUBLISHING -- 1.5%
  American Greetings, Cl A                 2,724     $     64
  Dow Jones                                3,672          223
  Gannett                                 11,306          809
  Knight-Ridder                            3,275          179
  McGraw-Hill                              7,954          451
  Meredith                                 2,097           79
  New York Times, Cl A                     7,037          270
  R.R. Donnelley & Sons                    5,160          124
  Time Warner #                           52,279        3,225
  Times Mirror, Cl A                       2,734          177
  Tribune                                  9,580          460
  Viacom, Cl B*                           28,158        1,401
                                                     --------
                                                        7,462
                                                     --------
PROFESSIONAL SERVICES -- 0.4%
  Dun & Bradstreet                         6,508          176
  H & R Block #                            3,946          170
  Halliburton                             17,834          690
  IMS Health                              12,644          298
  Paychex                                  9,941          397
  Perkinelmer                              1,853           76
                                                     --------
                                                        1,807
                                                     --------
RAILROADS -- 0.3%
  Burlington Northern Santa Fe            18,790          545
  Kansas City Southern                     4,466          266
  Norfolk Southern                        15,379          329
  Union Pacific                           10,016          471
                                                     --------
                                                        1,611
                                                     --------
REAL ESTATE -- 0.0%
  Kaufman & Broad Home #                   1,937           43
                                                     --------
RESTAURANTS -- 0.6%
  Darden Restaurants                       5,340           95
  McDonald's                              54,754        2,464
  Tricon Global Restaurants*               6,206          258
  Wendy's International                    4,909          108
                                                     --------
                                                        2,925
                                                     --------
RETAIL -- 6.1%
  Alberto-Culver, Cl B                     2,212           58
  Albertson's                             16,990          543
  Autozone*                                6,016          166
  Bed Bath & Beyond*                       5,645          176
  Best Buy*                                8,237          515
  Circuit City                             8,121          394
  Consolidated*                            4,451           70
  Costco Wholesale* #                      8,926          818
  CVS                                     15,833          628
  Dayton Hudson                           17,869        1,261

                             See Accompanying Notes
                                       19

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
RETAIL -- CONTINUED
  Dillards, Cl A                           4,322     $     82
  Dollar General                           9,080          222
  Federated Department Stores*             8,430          397
  Gap                                     34,658        1,404
  Great Atlantic & Pacific Tea             1,549           39
  Harcourt General                         2,875           95
  Home Depot                              59,941        4,739
  J.C. Penney                             10,652          238
  Kmart* #                                19,954          198
  Kohls*                                   6,580          475
  Kroger*                                 33,525          715
  Limited                                  8,653          367
  Longs Drug Stores                        1,587           40
  Lowe's                                  15,417          768
  May Department Stores                   13,505          454
  Nordstrom                                5,670          158
  Office Depot*                           15,149          169
  Pep Boys                                 2,126           21
  Rite Aid                                10,465           79
  Safeway* #                              20,625          761
  Sears Roebuck #                         15,375          526
  Staples*                                18,787          441
  Tandy                                    7,810          598
  TJX Companies #                         12,839          336
  Toys "R" Us*                            10,007          175
  Wal-Mart #                             179,866       10,365
  Walgreen #                              40,559        1,181
  Winn Dixie Stores                        6,007          157
                                                     --------
                                                       29,829
                                                     --------
RUBBER & PLASTIC -- 0.1%
  B.F. Goodrich                            4,438          100
  Cooper                                   3,066           46
  Goodyear                                 6,316          213
  Sealed Air*                              3,380          159
  Tupperware                               2,329           41
                                                     --------
                                                          559
                                                     --------
RUBBER & PLASTIC FOOTWEAR -- 0.1%
  Nike #                                  11,368          523
  Reebok International                     2,270           20
                                                     --------
                                                          543
                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.3%
  Advanced Micro Devices*                  5,951          168
  Analog Devices*                          7,351          422
  Intel                                  133,702       10,253
  LSI Logic*                               5,957          360
  Micron Technology #                     10,120          679

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
SEMI-CONDUCTORS/INSTRUMENTS -- CONTINUED
  National Semiconductor*                  6,789     $    289
  Texas Instruments                       31,754        3,050
  Xilinx*                                  6,736          603
                                                     --------
                                                       15,824
                                                     --------
SINGLE FAMILY HOUSING CONSTRUCTION -- 0.0%
  Pulte                                    1,747           35
                                                     --------
SPECIALTY CHEMICALS -- 0.0%
  Sigma Aldrich                            4,077          117
                                                     --------
SPECIALTY MACHINERY -- 3.9%
  Cooper Industries                        3,819          164
  Emerson Electric                        17,562        1,001
  General Electric                       132,579       17,235
  Rockwell International                   7,733          384
  Thomas & Betts                           2,301           94
                                                     --------
                                                       18,878
                                                     --------
STEEL & STEEL WORKS -- 0.1%
  Allegheny Technologies*                  3,850           97
  Bethlehem Steel*                         5,288           33
  Engelhard                                5,089           86
  Inco                                     7,759          143
  Nucor                                    3,529          178
  Worthington Industries                   3,712           59
                                                     --------
                                                          596
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 8.9%
  Alltel                                  12,337        1,067
  AT&T                                   129,164        7,217
  Bell Atlantic #                         62,758        3,973
  BellSouth                               76,204        3,520
  Centurytel                               5,639          259
  Global Crossing* #                      31,051        1,355
  GTE                                     39,647        2,894
  MCI WorldCom* #                         75,707        6,260
  Motorola #                              24,541        2,804
  Nextel, Cl A* #                         13,403        1,329
  SBC Communications                     137,990        7,167
  Sprint                                  35,063        2,432
  Sprint (PCS )* #                        17,776        1,631
  US West                                 20,397        1,266
                                                     --------
                                                       43,174
                                                     --------
TESTING LABORATORIES -- 0.0%
  Quintiles Transnational*                 4,957          109
                                                     --------
TOBACCO -- 0.6%
  Philip Morris                           96,604        2,542
  UST                                      7,037          187
                                                     --------
                                                        2,729
                                                     --------
                             See Accompanying Notes
                                       20

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA EQUITY INDEX FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                        Number of       Value
                                    Shares/Par (000)    (000)
                                    ---------------- --------
COMMON STOCK -- CONTINUED
TRANSPORTATION SERVICES -- 0.1%
  CSX #                                    8,798     $    313
                                                     --------
TRAVEL -- 0.2%
  Carnival, Cl A                          24,791        1,094
                                                     --------
WHOLESALE -- 0.3%
  Cardinal Health                         11,012          576
  McKesson HBOC                           11,370          266
  Supervalu                                5,613          109
  Sysco                                   13,377          509
  W.W. Grainger                            3,773          178
                                                     --------
                                                        1,638
                                                     --------
TOTAL COMMON STOCK
   (Cost $415,020)                                    464,807
                                                     --------
REGISTERED INVESTMENT
  COMPANIES -- 1.9%
  S&P Depository Receipt #                65,000        9,053
                                                     --------
TOTAL REGISTERED INVESTMENT COMPANIES
   (Cost $8,702)                                        9,053
                                                     --------
CASH EQUIVALENT -- 2.2%
  Goldman Sachs Financial Square
    Premium Money Market
    Fund                                  10,453       10,453
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $10,453)                                      10,453
                                                     --------
TOTAL INVESTMENTS -- 99.7%
   (Cost $434,175)                                   $484,313
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                          1,683
                                                     --------

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   39,854,053 outstanding shares
   of beneficial interest                            $429,095
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   498,626 outstanding shares
   of beneficial interest                               5,478
  Accumulated net realized loss on investments            (84)
  Net unrealized appreciation on investments           50,138
  Net unrealized appreciation on futures                  664
  Undistributed net investment income                     705
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $485,996
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $12.04
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                           $12.01
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A
   ($12.01 / 96.25%)                                   $12.48
                                                     ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA EQUITY INDEX FUND

For a Portfolio Share Outstanding Throughout Each Period

                                                                     For the Six Month
                                                                        Period Ended
                                                                      November 30, 1999                 For the Period
                                                                        (Unaudited)                  Ended May 31, 1999
                                                               ----------------------------      --------------------------
                                                                 Class I          Class A         Class I2        Class A2
                                                               -----------      -----------      ----------      ----------
Net asset value, beginning of period                            $  11.32          $ 11.29         $  10.00         $ 9.09
                                                                --------          -------         --------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.06             0.04             0.11           0.07
  Net gain on securities (realized and unrealized)                  0.73             0.74             1.29           2.18
                                                                --------         --------         --------         ------
     Total from investment operations                               0.79             0.78             1.40           2.25
                                                                --------          -------         --------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.07)           (0.06)           (0.08)         (0.05)
                                                                --------          -------         --------         ------
     Total distributions                                           (0.07)           (0.06)           (0.08)         (0.05)
                                                                --------          -------         --------         ------

Net asset value, end of period                                  $  12.04          $ 12.01         $  11.32         $11.29
                                                                ========          =======         ========         ======
TOTAL RETURN                                                        7.66%4           7.47%1,4        14.16%4        24.83%1,4
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                          $480,008           $5,988         $253,854         $3,892
  Ratio of expenses to average net assets                           0.35%3           0.64%3           0.20%3         0.36%3
  Ratio of net investment income to average net assets              1.07%3           0.78%3           1.38%3         1.22%36
  Ratio of expenses to average net assets before fee waivers        0.52%3           0.82%3           0.55%3         0.71%36
  Ratio of net investment income to average net assets
      before fee waivers                                            0.89%3           0.61%3           1.03%3         0.87%3
  Portfolio turnover rate                                             7%                7%               9%             9%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I AND CLASS A COMMENCED OPERATIONS ON JULY 10, 1998 AND OCTOBER 15,
  1998, RESPECTIVELY.
3 ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

{GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA INTERNATIONAL EQUITY FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- 91.8%
AUSTRALIA -- 0.8%
  National Australia Bank#                91,798     $  1,324
  National Australia Bank ADR             17,300        1,253
                                                     --------
                                                        2,577
                                                     --------
AUSTRIA -- 0.4%
  Mayr Melnhof Karton                     32,442        1,355
                                                     --------
CANADA -- 1.0%
  BCE                                     46,490        3,144
                                                     --------
FINLAND -- 2.8%
  Nokia ADR                               36,043        4,981
  Sonera Oyj                              67,396        2,788
  UPM-Kymmene                             32,365        1,084
                                                     --------
                                                        8,853
                                                     --------
FRANCE -- 10.5%
  Altran Technologies                      9,667        4,608
  Axa                                     29,402        3,972
  Castorama Dubois                        14,462        3,764
  Compagnie de Saint Gobain                7,017        1,196
  Equant*#                                14,773        1,431
  France Telecom                          30,764        3,572
  L'Oreal                                  2,070        1,365
  Rhone-Poulenc                           34,219        2,123
  STMicroelectronics                      30,755        4,188
  Thomson Multimedia*                      6,560          285
  Total Fina ADR                           8,458          559
  Total Fina, Cl B                        29,759        3,966
  Vivendi                                 23,621        1,894
                                                     --------
                                                       32,923
                                                     --------
GERMANY -- 7.9%
  Allianz                                  7,446        2,184
  Deutsche Bank                           50,956        3,364
  Deutsche Telekom                        30,786        1,766
  Epcos*#                                 32,395        1,993
  HypoVereinsbank                         27,550        1,712
  Linde                                   40,745        2,039
  Mannesmann#                             27,213        5,666
  Siemens#                                47,901        4,837
  Viag                                    85,455        1,414
                                                     --------
                                                       24,975
                                                     --------
HONG KONG -- 5.6%
  China Telecom (Hong Kong)*             923,776        4,960
  HSBC Holdings                          175,280        2,325
  Hutchison Whampoa Limited              224,003        2,755
  Johnson Electric Holdings              575,591        4,113

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
HONG KONG -- CONTINUED
  Li & Fung                              841,069     $  1,933
  Swire Pacific, Cl A                    280,652        1,612
                                                     --------
                                                       17,698
                                                     --------
IRELAND -- 0.6%
  Bank of Ireland                        219,172        1,807
                                                     --------
ISRAEL -- 0.4%
  BATM Advanced Communications            19,482        1,276
                                                     --------
ITALY -- 2.5%
  Assicurazioni Generali                  33,862          977
  Bulgari                                203,815        1,573
  Telecom Italia                          92,786        1,024
  Telecom Italia ADR                      19,700        2,125
  Telecom Italia Mobile#                 281,583        2,216
                                                     --------
                                                        7,915
                                                     --------
JAPAN -- 25.8%
  Bank of Tokyo-Mitsubishi                62,533          905
  Benesse                                 19,669        4,722
  Fancl                                    3,114        1,105
  Fanuc                                   58,645        4,889
  Fujitsu#                                71,631        2,543
  Hikari Tsushin                           1,942        3,047
  Honda Motor                             25,532        1,052
  Internet Initiative Japan ADR*           9,038          863
  Itochu                                 449,007        2,677
  Marubeni                               622,428        2,423
  NEC#                                   113,788        2,661
  Nihon Unisys                            60,009        2,301
  Nikko Securities#                      162,807        2,028
  Nintendo                                 9,443        1,575
  Nippon Telegraph & Telephone                56        1,005
  NTT Mobile Communications
   Network                                   235        8,250
  Sanwa Bank#                             86,468        1,051
  Seven-Eleven                            34,595        5,632
  SMC#                                    13,420        2,372
  Softbank                                 8,090        5,847
  Sony#                                   34,725        6,436
  Sumitomo Bank                           75,658        1,161
  Takeda Chemical Industries              73,817        4,358
  Takefuji                                 9,977        1,429
  Tokyo Electron                          28,699        2,983
  Yahoo Japan*                                11        7,767
                                                     --------
                                                       81,082
                                                     --------
                             See Accompanying Notes

{GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA INTERNATIONAL EQUITY FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
MEXICO -- 0.8%
  Telefonos de Mexico ADR                 28,541     $  2,642
                                                     --------
NETHERLANDS -- 3.7%
  Heineken                                29,457        1,426
  ING Groep                               50,987        2,873
  Koninklijke Ahold                       13,260          423
  Koninklijke Ahold ADR                   29,850          955
  Royal Dutch Petroleum                   41,192        2,428
  Royal Dutch Petroleum,
   NY Shares                              24,400        1,415
  Wolters Kluwer                          66,088        1,997
                                                     --------
                                                       11,517
                                                     --------
POLAND -- 0.1%
  Polski Koncern Nafto GDR*               21,399          221
                                                     --------
SINGAPORE -- 3.1%
  DBS Group Holdings                     281,783        3,655
  Natsteel Electronics                   354,812        1,468
  Singapore Airlines                     323,136        3,269
  Singapore Press Holdings                71,930        1,348
                                                     --------
                                                        9,740
                                                     --------
SOUTH KOREA -- 1.0%
  Pohang Iron & Steel ADR                 90,394        3,249
                                                     --------
SPAIN -- 1.1%
  Telefonica*                             60,074        1,253
  Telefonica - New                         1,184           20
  Telefonica ADR                          30,704        1,907
  Terra Networks*                          6,482          224
                                                     --------
                                                        3,404
                                                     --------
SWEDEN -- 3.1%
  LM Ericsson ADR                         84,489        4,071
  Hennes & Mauritz, Series B              97,650        3,101
  Pharmacia & Upjohn                      21,153        1,157
  Svenska Cellulosa, Series A             33,453          925
  Svenska Cellulosa, Series B             13,307          370
                                                     --------
                                                        9,624
                                                     --------
SWITZERLAND -- 6.1%
  Adecco                                   2,174        1,394
  Credit Suisse Group                     12,486        2,341
  Nestle                                   1,100        1,984
  Novartis                                 2,735        4,273
  Roche Holding                              302        3,655
  Swiss Re                                 1,279        2,616
  UBS, Registered                         10,765        2,951
                                                     --------
                                                       19,214
                                                     --------

                                        Number of      Value
                                    Shares/Par (000)   (000)
                                     --------------- --------
COMMON STOCK -- CONTINUED
TAIWAN -- 1.0%
  Taiwan Semiconductor ADR*               83,836     $  3,002
                                                     --------
UNITED KINGDOM -- 13.5%
  Allied Zurich                          226,290        2,745
  Bass                                   114,295        1,291
  BOC Group                              134,231        2,773
  BP Amoco                                52,505          535
  BP Amoco ADR                            50,714        3,090
  British Telecom                        133,320        2,681
  Colt Telecom Group*                     46,780        1,769
  Compass Group                          169,884        2,063
  Energis*                                48,311        1,968
  General Electric                       247,370        3,805
  Glaxo Wellcome                              30            1
  Invensys                               510,052        2,380
  Logica                                 135,099        3,271
  National Grid Holdings                 355,798        2,738
  Pearson                                168,731        4,039
  QXL*                                   181,800        1,264
  SmithKline Beecham                      15,813          212
  SmithKline Beecham ADR                  16,600        1,104
  Standard Chartered                      94,755        1,289
  Thus*                                  257,586        1,614
  WPP Group                              129,815        1,909
                                                     --------
                                                       42,541
                                                     --------
UNITED STATES -- 0.0%
  OpenTV*                                    891           72
                                                     --------
TOTAL COMMON STOCK
   (Cost $209,411)                                    288,831
                                                     --------
CASH EQUIVALENT -- 3.4%
  Goldman Sachs Financial Square
    Premium Money Market
    Fund                                  10,712       10,712
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $10,712)                                      10,712
                                                     --------
COMMERCIAL PAPER -- 4.1%
  General Electric
      5.480%               12/02/99        9,500        9,499
      5.570%               12/16/99        3,500        3,492
                                                     --------
TOTAL COMMERCIAL PAPER
   (Cost $12,991)                                      12,991
                                                     --------
TOTAL INVESTMENTS -- 99.3%
   (Cost $233,114)                                   $312,534
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.7%                                          2,146
                                                     --------
                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA INTERNATIONAL EQUITY FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio shares of Class I
   (unlimited authorization -- no par
   value) based on  21,473,469 outstanding
   shares of beneficial interest                     $227,158
  Portfolio shares of  Class A
   (unlimited authorization -- no par
   value) based on 146,387 outstanding
   shares of beneficial interest                        1,620
  Portfolio shares of  Class B
   (unlimited authorization -- no par
   value) based on 7,825 outstanding
   shares of beneficial interest                           91
  Accumulated net realized gain on
   investments                                          4,978
  Net unrealized appreciation on investments           77,964
  Net unrealized appreciation on futures                1,456
  Net unrealized appreciation of foreign
   currency and translation of other assets
   and liabilities in foreign currency investments      1,393
  Undistributed net investment income                      20
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $314,680
                                                     ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $14.55
                                                     ========

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                           $14.47
                                                     ========

MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($14.47 / 94.5%)                   $15.31
                                                     ========

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                           $14.38
                                                     ========

------------------------------------------------
* NON INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT

At November 30, 1999, sector diversification of the Portfolio was as follows:
                                      % of
Sector Diversification             Net Assets     Value
----------------------             ----------   ---------
COMMON STOCK
Banking                               8.9%      $  28,013
Electronics                           8.0%         25,298
Telephone                             5.7%         17,995
Pharmaceuticals                       5.4%         16,882
Internet Services                     5.1%         15,965
Telecommunication
    Equipment                         5.1%         15,904
Consumer Goods                        4.9%         15,440
Cellular
   Telecommunications                 4.9%         15,426
Manufacturing                         4.1%         12,997
Insurance                             4.0%         12,493
Oil and Gas                           3.9%         12,215
Telecommunications                    3.6%         11,283
Food Product Retailer                 3.5%         11,057
Machinery                             2.6%          8,038
Computers                             2.3%          7,244
Distribution                          2.2%          7,034
Engineering Services                  2.1%          6,647
Business Services                     2.1%          6,631
Manufacturing Products                1.6%          4,960
Multimedia                            1.3%          4,039
Automotive                            1.2%          3,789
Paper Products                        1.2%          3,734
Financial Services                    1.1%          3,456
Publishing                            1.1%          3,345
Airlines                              1.0%          3,269
Steel                                 1.0%          3,249
Chemicals                             0.9%          2,773
Beverages                             0.9%          2,718
Computer Software                     0.8%          2,373
Multi-Industry                        0.6%          1,894
Human Resources                       0.4%          1,394
Networking Products                   0.3%          1,276
                                   ------        --------
TOTAL COMMON STOCK                   91.8%        288,831
TOTALCOMMERCIAL PAPER                 4.1%         12,991
CASH EQUIVALENT                       3.4%         10,712
                                   ------        --------
TOTAL INVESTMENTS                    99.3%        312,534
OTHER ASSETS AND
     LIABILITIES, NET                 0.7%          2,146
                                   ------        --------
NET ASSETS                          100.0%       $314,680
                                   ======        ========
                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA INTERNATIONAL EQUITY FUND

For a Portfolio Share Outstanding Throughout Each Period

                                          For the Six Months
                                      Ended November 30, 1999                 For the Year                 For the Period
                                            (Unaudited)                    Ended May 31, 1999            Ended May 31, 1998
                                   -----------------------------    -----------------------------   ---------------------------
                                   Class I3   Class A3  Class B3    Class I     Class A   Class B   Class I2  lass A2 Class B2
                                   --------   -------- ---------    --------    -------  --------   --------- ------- --------
Net asset value, beginning of
  period                           $  10.91   $ 10.87 $   10.83     $  10.86    $10.82    $10.83    $  10.00  $10.00      $ 9.30
                                   --------   ------- ---------     --------    ------    ------    --------  ------      ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)        (0.00)    (0.02)    (0.06)       (0.01)    (0.01)    (0.07)       0.08    0.04        0.05
  Net gain on securities (realized
   and unrealized)                     3.64      3.62      3.61         0.11      0.10      0.08        0.79    0.79        1.48
                                   --------   ------- ---------     --------    ------    ------    --------  ------      ------
   Total from investment
        operations                     3.64      3.60      3.55         0.10      0.09      0.01        0.87    0.83        1.53
                                   --------   ------- ---------     --------    ------    ------    --------  ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment
   income                             (0.00)    (0.00)    (0.00)       (0.05)    (0.04)    (0.01)      (0.01)  (0.01)      (0.00)
                                   --------   ------- ---------     --------    ------    ------    --------  ------      ------
     Total distributions              (0.00)    (0.00)    (0.00)       (0.05)    (0.04)    (0.01)      (0.01)  (0.01)      (0.00)
                                   --------   ------- ---------     --------    ------    ------    --------  ------      ------
  Net asset value, end of
   period                          $  14.55   $ 14.47  $  14.38 $      10.91    $10.87    $10.83    $  10.86  $10.82      $10.83
                                   --------   ------- ---------     --------    ------    ------    --------  ------      ------
TOTAL RETURN                          33.36%5   33.12%1,5 32.78%1,5     0.95%     0.84%1    0.10%1      8.76%4  8.28%1,5   16.45%1,5
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's)                      $312,437   $ 2,139    $  104     $199,205    $1,127    $   42    $135,942  $  276      $    1
  Ratio of expenses to average
   net assets                          1.41%4    1.65%4    2.37%4       1.43%     1.68%     2.43%       1.09%4  1.39%4      2.08%4
  Ratio of net investment
   income/(loss) to average
    net assets                        (0.00)%4  (0.27)%4  (1.04)%4      0.12%    (0.04)%   (0.80)%      1.19%4  1.49%4      0.59%4
  Ratio of expenses to average
   net assets before fee waivers       1.41%4    1.65%4     2.41%4      1.43%     1.68%     2.43%       1.24%4   1.47%4     2.14%4
  Ratio of net investment income/
   (loss) to average net assets
   before fee waivers                 (0.00)%4  (0.27)%4  (1.04)%4      0.12%    (0.04)%   (0.80)%      1.04%4  1.41%4      0.53%4
  Portfolio turnover rate                67%       67%       67%          78%       78%       78%         28%     28%         28%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1,
  1997, AND JANUARY 6, 1998, RESPECTIVELY.
3 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
4 ANNUALIZED.
5 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA SMALL CAP GROWTH FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------     -----
COMMON STOCK -- 86.9%
AIR TRANSPORTATION -- 0.7%
  Atlas Air*                              33,300     $    839
                                                     --------
AUTO -- 1.1%
  Monaco Coach*                           61,200        1,316
                                                     --------
BANKS -- 2.4%
  Cullen/Frost Bankers                    29,800          849
  Imperial Bancorp*                       44,900        1,078
  Republic Security Financial            117,350          942
                                                     --------
                                                        2,869
                                                     --------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 3.6%
  Ancor Communications* #                 11,100          673
  Citadel Communications*                 18,000          901
  Cumulus Media*                          40,000        1,600
  Spanish Broadcasting Systems,
   Cl A* #                                34,900        1,108
                                                     --------
                                                        4,282
                                                     --------
BUILDING & BUILDING SUPPLIES -- 0.9%
  Trex*                                   41,200        1,061
                                                     --------
BUSINESS SERVICES -- 2.0%
  FYI*                                    18,800          602
  National Information
   Consortium* #                          36,200          955
  Online Resources &
   Communications*                        64,900          795
                                                     --------
                                                        2,352
                                                     --------
CHEMICALS -- 0.4%
  Church & Dwight                         15,050          421
                                                     --------
COMMUNICATIONS EQUIPMENT -- 7.4%
  Antec* #                                22,700        1,271
  C-COR Electronics                       15,100          771
  Commscope*                              61,200        2,578
  Mercury Computer Systems*               26,300        1,501
  Optical Coating Laboratory               5,200        1,023
  Sawtek*                                 33,550        1,531
                                                     --------
                                                        8,675
                                                     --------
COMPUTER COMMUNICATIONS EQUIPMENT -- 6.3%
  Act Manufacturing*                      41,500        1,268
  Clarify*                                17,400        1,622
  Digex*                                   7,500          251
  MicroStrategy* #                         5,100          625
  Optimal Robotics*                       42,300        1,375
  Proxim*                                 11,200          627
  Visual Networks*                        28,900        1,705
                                                     --------
                                                        7,473
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
COMPUTER SERVICES -- 11.2%
  Allaire*                                 6,500     $    987
  Business Objects*                       12,800        1,133
  Egain Communication*                    13,400          563
  Mercury Interactive*                    15,900        1,322
  Micromuse*                              13,600        1,555
  National Computer Systems               33,600        1,289
  NetObjects*                             53,900          731
  Novadigm*                               62,500        1,086
  Onyx Software*                          32,400        1,045
  Remedy*                                 22,000          767
  Sapiens International*                  40,000          555
  Sonicwall* #                            15,870          543
  Symantec*                               35,200        1,643
                                                     --------
                                                       13,219
                                                     --------
COMPUTERS -- 0.8%
  Advanced Digital Information*           21,500          966
                                                     --------
DRUGS & HEALTH CARE -- 1.4%
  ChiRex*                                 24,400          848
  Titan Pharmaceuticals* #                51,800          745
                                                     --------
                                                        1,593
                                                     --------
ELECTRICAL TECHNOLOGY -- 0.9%
  SBS Technologies*                       33,100        1,117
                                                     --------
ELECTRONICS -- 5.9%
  CTS                                     33,500        2,686
  Dii Group*                              32,300        2,039
  Gentex*                                 63,400        1,185
  Titan*                                  37,900        1,026
                                                     --------
                                                        6,936
                                                     --------
ENTERTAINMENT -- 3.1%
  3DO Company*                            62,480          592
  Anchor Gaming*                          10,600          584
  Macrovision*                            22,800        1,456
  T-HQ* #                                 20,100        1,080
                                                     --------
                                                        3,712
                                                     --------
FINANCIAL SERVICES -- 0.8%
  Metris #                                31,400          993
                                                     --------
GAS & NATURAL GAS -- 1.1%
  Nicor                                   20,900          725
  Southwest Gas                           23,800          558
                                                     --------
                                                        1,283
                                                     --------
HOTELS & LODGING -- 0.7%
  Station Casinos*                        33,000          792
                                                     --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA SMALL CAP GROWTH FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
INFORMATION RETRIEVAL SERVICES -- 1.2%
  Digital River*                          24,500     $    747
  QRS*                                    12,000          698
                                                     --------
                                                        1,445
                                                     --------
INSURANCE - LIFE -- 1.3%
  Annuity & Life                          36,000        1,026
  Scottish Annuity & Life                 57,800          491
                                                     --------
                                                        1,517
                                                     --------
MEDICAL & MEDICAL SERVICES -- 6.0%
  Arthrocare*                              7,850          475
  Biomatrix* #                            24,200          569
  Datascope*                              52,300        1,940
  Enzon*                                  14,450          488
  Hooper Holmes                           66,850        1,579
  PolyMedica*                             57,800        1,012
  Priority Healthcare, Cl B*              20,700          512
  Theragenics*                            50,700          485
                                                     --------
                                                        7,060
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 1.0%
  Cal Dive International*                 12,100          440
  Forest Oil*                             33,000          377
  Louis Dreyfus Natural Gas*              19,850          357
                                                     --------
                                                        1,174
                                                     --------
PETROLEUM REFINING -- 0.3%
  Tesoro Petroleum*                       24,850          298
                                                     --------
PHARMACEUTICALS -- 1.7%
  King Pharmaceuticals* #                 42,400        1,956
                                                     --------
PRINTING & PUBLISHING -- 0.8%
  Valassis Communications*                23,550          927
                                                     --------
PROFESSIONAL SERVICES -- 2.0%
  Affymetrix* #                            3,300          323
  Corporate Executive Board*              14,700          684
  Diamond Technology Partners*            16,300          856
  Millennium Pharmaceutical*               5,200          506
                                                     --------
                                                        2,369
                                                     --------
RETAIL -- 5.2%
  BJ's Wholesale Club*                    32,000        1,196
  Cheap Tickets*                          32,400          541
  Jack in the Box*                        56,400        1,188
  Rex Stores*                             45,450        1,696
  The Children's Place
   Retail Stores* #                       25,700          634
  Too*                                    49,400          914
                                                     --------
                                                        6,169
                                                     --------

                                        Number of      Value
                                    Shares/Par (000)   (000)
                                    ---------------- --------
COMMON STOCK -- CONTINUED
SEMI-CONDUCTORS/INSTRUMENTS -- 10.5%
  ASM International N.V.* #               84,300     $  1,370
  Burr-Brown*                             17,100          758
  Credence Systems*                       15,900          921
  Cymer* #                                26,500        1,060
  Exar*                                   27,400        1,332
  Fairchild Semiconductor
   Int'l, Cl A*                           21,800          610
  Helix Technology                        20,614          835
  Integrated Device Technology*           21,200          500
  Netsilicon*                             92,000        1,219
  Next Level Communications* #             1,050           68
  PRI Automation, Cl A* #                 13,700          649
  Silicon Storage Technology*             34,450          913
  Transwitch*                             16,200          761
  Zoran* #                                33,700        1,344
                                                     --------
                                                       12,340
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 5.0%
  Adelphia Business Solutions*            24,200          756
  Audiovox, Cl A*                         39,800        1,184
  ICG Communications* #                   60,100        1,138
  Intermedia* #                           24,300          677
  Mastec*                                 20,300          836
  SBA Communications*                    114,300        1,314
                                                     --------
                                                        5,905
                                                     --------
TRUCKING -- 1.2%
  Expeditors International of
   Washington                             34,000        1,386
                                                     --------
TOTAL COMMON STOCK
   (Cost $76,511)                                     102,445
                                                     --------
REPURCHASE AGREEMENT -- 5.4%
  Prudential
    5.530% (dated 11/30/99, matures 12/01/99,
    repurchase price $ 6,400,983;
    collateralized by FHLMC obligation:
    market value $ 6,532,350)
      5.530%               12/01/99        6,400        6,400
                                                     --------
TOTAL REPURCHASE AGREEMENT
   (Cost $6,400)                                        6,400
                                                 ------------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA SMALL CAP GROWTH FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                                          (000)        (000)
                                        ---------    --------
CASH EQUIVALENT -- 4.0%
  Goldman Sachs Financial Square
    Premium Money Market
    Fund                                   4,718      $ 4,718
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $4,718)                                        4,718
                                                     --------
TOTAL INVESTMENTS -- 96.3%
   (Cost $87,628)                                    $113,563
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 3.7%                                          4,331
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   8,753,180 outstanding shares
   of beneficial interest                              93,456
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   139,813 outstanding shares
   of beneficial interest                               1,462
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   15,424 outstanding shares
   of beneficial interest                                 149
  Accumulated net realized loss on investments         (3,326)
  Net unrealized appreciation on investments           25,934
  Net unrealized appreciation on futures                  347
  Net investment loss                                    (128)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $117,894
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $13.24
                                                     ========

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $13.17
                                                     ========

MAXIMUM OFFERING PRICE PER
   SHARE-- CLASS A ($13.17 / 94.5%)                    $13.94
                                                     ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                          $13.00
                                                     ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
CL -- CLASS
                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA SMALL CAP GROWTH FUND

For a Portfolio Share Outstanding Throughout Each Period

                                        For the Six Months
                                     Ended November 30, 1999              For the Year                  For the Period
                                           (Unaudited)                 Ended May 31, 1999             Ended May 31, 1998
                                  -----------------------------    ----------------------------     ----------------------------

                                   Class I   Class A    Class B    Class I    Class A  Class B      Class I2  Class A2  Class B2
                                  --------   -------    -------    -------    -------  --------     --------  --------  --------
Net asset value, beginning
  of period                       $  10.14   $10.11     $ 10.01    $ 11.69    $11.68    $ 11.66     $ 10.00    $10.00    $10.64
                                  --------   ------     -------    -------    ------    -------     -------    ------    ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment
   income/(loss)                      0.01    (0.00)      (0.05)     (0.03)3   (0.05)3    (0.10)3      0.01      0.01     (0.01)
  Net gain/(loss) on securities
   (realized and unrealized)          3.09     3.06        3.04      (1.41)    (1.41)     (1.44)       1.72      1.71      1.03
                                  --------   ------     -------    -------    ------    -------     -------    ------    ------
     Total from investment
        operations                    3.10     3.06        2.99      (1.44)    (1.46)     (1.54)       1.73      1.72      1.02
                                  --------   ------     -------    -------    ------    -------     -------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net
   investment income                 (0.00)   (0.00)      (0.00)     (0.00)    (0.00)     (0.00)      (0.01)    (0.01)    (0.00)
  Distributions from net
   realized capital gains            (0.00)   (0.00)      (0.00)     (0.11)    (0.11)     (0.11)      (0.03)    (0.03)    (0.00)
                                  --------   ------     -------    -------    ------    -------     -------    ------    ------
     Total distributions             (0.00)   (0.00)      (0.00)     (0.11)    (0.11)     (0.11)      (0.04)    (0.04)    (0.00)
                                  --------   ------     -------    -------    ------    -------     -------    ------    ------
Net asset value, end of period    $  13.24   $13.17     $ 13.00    $ 10.14    $10.11    $ 10.01     $ 11.69    $11.68    $11.66
                                  ========   ======     =======    =======    ======    =======
TOTAL RETURN                         30.96%5  30.65%1,5   30.26%1,5 (12.36)%  (12.54)%1  (13.26)%1    17.35%5   17.18%1,5  9.59%1,5
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
  (in 000's)                      $115,852   $1,841     $   201    $80,145    $1,089    $   139     $54,476    $  331    $    1
  Ratio of expenses to
  average net assets                  1.21%4   1.46%4      2.17%4     1.27%     1.51%      2.23%       0.98%4    1.23%4    1.92%4
  Ratio of net investment
  income/(loss) to average
  net assets                         (0.25)%4 (0.50)%4    (1.21)%4   (0.27)%   (0.51)%    (1.23)%      0.14%4   (0.32)%4  (0.87)%4
  Ratio of expenses to
  average net assets
  before fee waivers                  1.21%4   1.46%4     (2.17%)4    1.27%     1.51%      2.23%       1.09%4    1.34%4    3.06%4
  Ratio of net investment
  income/(loss) to
  average net assets before
  fee waivers                        (0.25)%4 (0.50)%4    (1.21)%4   (0.27)%   (0.51)%    (1.23)%      0.03%4   (0.43)%4  (2.01)%4
  Portfolio turnover rate               87%      87%       87%       159%      159%       159%         31%       31%       31%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON AUGUST 1, 1997,
  AUGUST 1, 1997 AND JANUARY 6, 1998, RESPECTIVELY.
3 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
4 ANNUALIZED.
5 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]    STATEMENT OF NET ASSETS
                     ARMADA SMALL CAP VALUE FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- 89.7%
AUTOMOTIVE PARTS-EQUIPMENT -- 2.3%
  Amcast Industrial                      100,800     $  1,411
  Simpson Industries                     170,000        1,790
  TBC*                                   267,500        1,572
  Transpro                               251,400        1,666
                                                     --------
                                                        6,439
                                                     --------
BANKS -- 8.0%
  Amcore Financial                        90,000        2,272
  Associated Banc                         51,900        2,027
  Bancwest                                76,000        3,349
  Colonial BancGroup                     260,600        2,981
  First Midwest Bancorp                   70,000        2,940
  Imperial Bancorp*                      165,000        3,960
  Pacific Century                        161,800        3,175
  Susquehanna Bancshares                 100,000        1,731
                                                     --------
                                                       22,435
                                                     --------
BROADCASTING -- 0.6%
  Liberty                                 39,000        1,784
                                                     --------
CHEMICALS -- 1.0%
  Geon                                    93,700        2,834
                                                     --------
COMMUNICATIONS EQUIPMENT -- 0.7%
  Act Manufacturing*                      65,000        1,987
                                                     --------
COMPUTER HARDWARE -- 1.1%
  Hutchinson Technology* #                70,300        1,301
  Maxtor*                                295,700        1,793
                                                     --------
                                                        3,094
                                                     --------
COMPUTER SOFTWARE -- 3.9%
  Axent Technologies*                    100,000        2,212
  Datastream Systems*                    162,600        2,276
  Hyperion Solutions* #                  100,000        2,737
  Mapics*                                248,900        2,365
  Premisys Communications*               131,900        1,311
                                                     --------
                                                       10,901
                                                     --------
 CONTAINERS & PACKAGING -- 1.0%
  American National Can Group            223,750        2,895
                                                     --------
DRUGS & HEALTH CARE -- 0.6%
  Bindley Western                        137,000        1,815
                                                     --------
ELECTRICAL SERVICES -- 2.2%
  Hawaiian Electric Industries #          72,000        2,200
  Idacorp #                               83,300        2,332
  RGS Energy Group                        79,600        1,776
                                                     --------
                                                        6,308
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
ELECTRONICS -- 2.4%
  Arrow Electronics*                     167,300     $  3,827
  Avnet Electronics                       55,700        3,060
                                                     --------
                                                        6,887
                                                     --------
ENTERTAINMENT -- 0.6%
  Hollywood Park*                         90,000        1,817
                                                     --------
FINANCIAL SERVICES -- 1.5%
  Liberty Financial                      130,000        3,055
  Phoenix Investment Partners            162,600        1,270
                                                     --------
                                                        4,325
                                                     --------
FOOD & BEVERAGE -- 3.2%
  Canandaigua Brands, Cl A*               44,100        2,348
  Flowers Industries                     191,600        3,137
  IBP                                    160,100        3,532
                                                     --------
                                                        9,017
                                                     --------
GAS & NATURAL GAS -- 2.1%
  MDU Resources                          127,600        2,791
  Peoples Energy #                        86,400        3,175
                                                     --------
                                                        5,966
                                                     --------
HEALTH & ALLIED SERVICES -- 1.7%
  First Health Group, Cl A*              113,000        2,846
  Mid Atlantic Medical Services*         234,100        1,873
                                                     --------
                                                        4,719
                                                     --------
HUMAN RESOURCES -- 0.5%
  Kelly Services, Cl A                    58,600        1,536
                                                     --------
INSURANCE -- 6.4%
  Chicago Title                           89,900        4,085
  PMI Group                              110,000        5,493
  Renaissancere Holdings                  91,000        3,794
  State Auto Financial                   120,000        1,148
  Triad Guaranty*                        150,000        3,413
                                                     --------
                                                       17,933
                                                     --------
INSURANCE - LIFE -- 0.5%
  Kansas City Life                        40,400        1,414
                                                     --------
INSURANCE - PROPERTY AND CASUALTY -- 3.8%
  Commerce Group                          70,000        1,951
  Farm Family Holdings*                   45,000        1,834
  Harleysville Group                     190,000        2,862
  Horace Mann Educators                  110,000        2,413
  Selective Insurance Group              100,000        1,750
                                                     --------
                                                       10,810
                                                     --------
                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA SMALL CAP VALUE FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
LEASING & RENTING -- 2.0%
  Amerco*                                 60,000     $  1,586
  Dollar Thrifty Automotive*             210,000        4,148
                                                     --------
                                                        5,734
                                                     --------
LEISURE & RECREATIONAL PRODUCTS -- 1.6%
  Arctic Cat                             199,600        2,046
  Brunswick                              110,100        2,402
                                                     --------
                                                        4,448
                                                     --------
MACHINERY -- 2.0%
  AGCO #                                 262,200        3,327
  Applied Power, Cl A                     69,800        2,229
                                                     --------
                                                        5,556
                                                     --------
MARINE TRANSPORTATION -- 1.4%
  Alexander & Baldwin                    172,000        3,913
                                                     --------
MEASURING DEVICES -- 0.9%
  Watts Industries                       185,000        2,578
                                                     --------
MEDICAL & MEDICAL SERVICES -- 1.2%
  Provantage Health Services*            170,000        1,764
  Province Healthcare*                    76,000        1,563
                                                     --------
                                                        3,327
                                                     --------
METALS & MINING -- 1.9%
  Cleveland Cliffs                        76,800        2,246
  Southern Peru Copper                   201,500        2,997
                                                     --------
                                                        5,243
                                                     --------
MISCELLANEOUS BUSINESS SERVICES -- 1.1%
  American Management
   Systems                                56,500        1,660
  Complete Business Solutions*            79,100        1,498
                                                     --------
                                                        3,158
                                                     --------
OIL & GAS -- 1.2%
  Helmerich & Payne                       89,000        2,014
  Ocean Energy*                          162,200        1,237
                                                     --------
                                                        3,251
                                                     --------
PAPER & FOREST PRODUCTS -- 3.0%
  Rayonier                                56,400        2,506
  Rock Tennessee                         136,600        2,117
  Westvaco                               125,000        3,773
                                                     --------
                                                        8,396
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 1.6%
  Equitable Resources                    106,000        3,690
  Titan Exploration*                     223,700          797
                                                     --------
                                                        4,487
                                                     --------

                                         Number        Value
                                        of Shares      (000)
                                        ---------    --------
COMMON STOCK -- CONTINUED
PETROLEUM REFINING -- 0.9%
  Pennzoil-Quaker State                  240,100     $  2,491
                                                     --------
REAL ESTATE INVESTMENT TRUST -- 9.2%
  Arden Realty                            98,000        1,887
  Charles E. Smith Residential
   Realty                                 60,000        1,950
  Developers Diversified Realty          147,300        2,053
  Essex Property Trust                    74,000        2,400
  First Industrial Realty Trust           95,000        2,423
  General Growth Properties               73,000        2,185
  Great Lakes                            207,500        3,022
  Highwoods Properties                    70,000        1,540
  Koger Equity                           125,000        1,961
  Mack-Cali Realty                        69,500        1,716
  Summit Properties                       86,000        1,570
  Thornburg Mortgage Asset               375,000        3,188
                                                     --------
                                                       25,895
                                                     --------
RESTAURANTS -- 1.5%
  Buffets* #                             175,000        1,881
  Rare Hospitality*                      106,000        2,253
                                                     --------
                                                        4,134
                                                     --------
RETAIL -- 0.9%
  Zale*                                   50,000        2,531
                                                     --------
RETAIL MERCHANDISING -- 0.2%
  Elder-Berman*                          110,000          701
                                                     --------
SAVINGS & LOAN ASSOCIATIONS -- 0.9%
  Washington Federal                     120,000        2,505
                                                     --------
SEMI-CONDUCTORS/CAPITAL EQUIPMENT -- 2.5%
  Electroglas*                            57,600        1,640
  LTX*                                   125,700        2,263
  Silicon Valley Group*                  220,500        3,156
                                                     --------
                                                        7,059
                                                 ------------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.5%
  Amkor Technology* #                     94,500        2,552
  Integrated Device Technology*           74,000        1,744
                                                     --------
                                                        4,296
                                                     --------
SPECIALTY CHEMICALS -- 0.9%
  Schulman                               155,800        2,468
                                                     --------
STEEL -- 3.6%
  AK Steel Holding                       137,200        2,272
  Material Sciences*                     115,000        1,258
  Olympic*                                68,200          345
  Ryerson Tull                           158,200        3,233
  Steel Technologies                     268,800        3,024
                                                     --------
                                                       10,132
                                                     --------
                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA SMALL CAP VALUE FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                        Number of      Value
                                    Shares/Par (000)   (000)
                                    ---------------- --------
COMMON STOCK -- CONTINUED
TELEPHONE & TELECOMMUNICATION -- 1.6%
  Brightpoint* #                         156,900     $  1,736
  Mastec*                                 68,000        2,801
                                                     --------
                                                        4,537
                                                     --------
TRUCKING -- 3.0%
  Air Express International               36,300        1,171
  Arkansas Best*                         179,000        2,238
  Landstar System*                        39,800        1,594
  Wabash National #                       93,500        1,373
  Yellow*                                128,600        2,162
                                                     --------
                                                        8,538
                                                     --------
WHOLESALE -- 0.9%
  United Stationers #                    111,700        2,597
                                                     --------
TOTAL COMMON STOCK
   (Cost $235,022)                                    252,891
                                                     --------
PREFERRED STOCK -- 0.5%
FINANCE -- 0.5%
  Thornburg Mortgage Asset                74,500        1,485
                                                     --------
TOTAL PREFERRED STOCK
   (Cost $1,964)                                        1,485
                                                     --------
CASH EQUIVALENT -- 4.0%
  Fidelity Domestic Money Market
    Fund                                  11,239       11,239
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $11,239)                                      11,239
                                                     --------
REPURCHASE AGREEMENT -- 5.4%
  Prudential
    5.530% (dated 11/30/99, matures
    12/01/99, repurchase price
    $ 15,102,320; collateralized by
    FNMA obligation: market
    value $15,432,875)                    15,100       15,100
                                                     --------
TOTAL REPURCHASE AGREEMENT
   (Cost $15,100)                                      15,100
                                                     --------
TOTAL INVESTMENTS -- 99.5%
   (Cost $263,325)                                   $280,715
                                                     ========

OTHER ASSETS AND LIABILITIES,
   NET -- 0.5%                                          1,271
                                                     --------

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   19,893,843 outstanding shares
   of beneficial interest                            $265,322
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   796,873 outstanding shares
   of beneficial interest                              10,646
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   45,737 outstanding shares
   of beneficial interest                                 591
  Accumulated net realized loss on
   investments                                        (17,314)
  Net unrealized appreciation on investments           17,390
  Net unrealized appreciation on futures                  383
  Undistributed net investment income                   4,968
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $281,986
                                                     ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE
   PER SHARE -- CLASS I                                $13.61
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $13.26
                                                     ========

MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($13.26 / 94.5%)                   $14.03
                                                     ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                          $13.10
                                                     ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURTIY FULLY OR PARTIALLY ON LOAN.
CL -- CLASS
                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA SMALL CAP VALUE FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              For the Six Months                  For the Year
                                            Ended November 30, 1999               Ended May 31,
                                                  (Unaudited)                         1999
                                       -----------------------------     ---------------------------
                                        Class I   Class A    Class B     Class I   Class A   Class B
                                       --------   -------    -------    --------   -------   -------
Net asset value, beginning of period   $  13.65   $ 13.31    $13.19     $  15.72  $  15.47    $15.42
                                       --------   -------    ------     --------  --------    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.18      0.17      0.07         0.09      0.06     (0.03)
  Net gain/(loss) on securities
     (realized and unrealized)            (0.22)    (0.22)    (0.16)       (0.78)    (0.85)    (0.87)
                                       --------   -------    ------     --------  --------    ------
  Total from investment operations        (0.04)    (0.05)    (0.09)       (0.69)    (0.79)    (0.90)
                                       --------   -------    ------     --------  --------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
     income                               (0.00)    (0.00)     (0.00)       (0.05)   (0.04)    (0.00)
  Dividends in excess of net
     investment income                    (0.00)    (0.00)     (0.00)       (0.00)   (0.00)    (0.00)
  Distributions from net realized
     capital gains                        (0.00)    (0.00)     (0.00)       (1.33)   (1.33)    (1.33)
                                       --------   -------     ------     --------  --------   ------
  Total distributions                     (0.00)    (0.00)     (0.00)       (1.38)   (1.37)    (1.33)
                                       --------   -------     ------     --------  --------   ------

Net asset value, end of period         $  13.61   $ 13.26     $13.10     $  13.65  $ 13.31    $13.19
                                       ========   =======     ======     ========  ========   ======
TOTAL RETURN                              (0.58)%4  (0.75)%1,4 (0.98)%1,4   (3.67)%  (4.38)%1  (5.13)%1
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) $270,818   $10,569     $  599     $270,382  $11,542    $  515
  Ratio of expenses to average net
     assets                                1.21%3    1.46%3     2.17%3       1.12%    1.38%     2.08%
  Ratio of net investment income/
     (loss) to average net assets          2.59%3    2.34%3     1.63%3       0.70%    0.44%    (0.26)%
  Ratio of expenses to average net
     assets before fee waivers             1.21%3    1.46%3     2.17%3       1.12%    1.38%     2.08%
  Ratio of net investment income/
     (loss) to average net assets
     before fee waivers                    2.59%3    2.34%3     1.63%3       0.70%    0.44%    (0.26)%

Portfolio turnover rate                      57%       57%        57%          79%      79%       79%

                                                                                                                For the Period
                                                                     For the Year Ended May 31,                  Ended May 31,
                                                    1998                       1997            1996                  1995
                                       -----------------------------  ----------------- -----------------    -------------------
                                        Class I   Class A   Class B2   Class I  Class A  Class I  Class A    Class I2   Class A2
                                       --------   -------   --------  --------  ------- --------  -------    --------   --------
Net asset value, beginning of period   $  15.15   $ 14.95    $15.28     $  13.10  $12.94   $ 11.38  $11.26      $ 10.00   $10.16
                                       --------   -------    ------     --------  ------   -------  ------     -------    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.06      0.01      0.00         0.09    0.08      0.08    0.06        0.10      0.07
  Net gain/(loss) on securities
     realized and unrealized)              2.87      2.84      0.14         2.90    2.83      2.41    2.37        1.36      1.11
                                       --------   -------    ------     --------  ------   -------  ------     -------    ------
  Total from investment operations         2.93      2.85      0.14         2.99    2.91      2.49    2.43        1.46      1.18
                                       --------   -------    ------     --------  ------   -------  ------     -------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
     income                               (0.07)   (0.04)     (0.00)       (0.09)  (0.05)    (0.08)  (0.06)      (0.04)    (0.04)
  Dividends in excess of net
     investment income                    (0.00)   (0.00)     (0.00)       (0.00)  (0.00)    (0.02)  (0.02)      (0.00)    (0.00)
  Distributions from net realized
     capital gains                        (2.29)   (2.29)     (0.00)       (0.85)  (0.85)    (0.67)  (0.67)      (0.04)    (0.04)
                                       --------   ------     ------     --------  ------   -------  ------     -------    ------
  Total distributions                     (2.36)   (2.33)     (0.00)       (0.94)  (0.90)    (0.77)  (0.75)      (0.08)    (0.08)
                                       --------   ------     ------     --------  ------   -------  ------     -------    ------

Net asset value, end of period         $  15.72  $ 15.47     $15.42     $  15.15  $14.95   $ 13.10  $12.94     $ 11.38    $11.26
                                       ========  =======     ======     ========  ======   =======  ======     =======    ======
TOTAL RETURN                              19.82%   19.51%1    19.12%1,3    23.61%  23.26%1   22.64%  22.28%1,4   17.42%1,4 14.80%1,4
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) $284,295  $10,634     $   61     $199,311  $4,929   $99,294  $4,702     $50,993    $3,567
  Ratio of expenses to average net
     assets                                0.98%    1.23%      1.92%3       0.97%   1.22%     1.05%   1.30%       1.01%3    1.34%3
  Ratio of net investment income/
     (loss) to average net assets          0.43%    0.19%     (0.48)%3      0.83%   0.57%     0.83%   0.58%       1.31%3    1.09%3
  Ratio of expenses to average net
     assets before fee waivers             0.98%    1.23%      1.92%3       0.97%   1.22%     1.06%   1.32%      1.15%3     1.38%3
  Ratio of net investment income/
     (loss) to average net assets
     before fee waivers                    0.43%    0.19%     (0.48)%2      0.83%   0.51%     0.82%   0.56%      1.17%2     1.05%2

Portfolio turnover rate                      89%      89%        89%          64%     64%      106%    106%        69%        69%

1  TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON JULY 26, 1994, AUGUST 15, 1994 AND JANUARY 6, 1998, RESPECTIVELY.
3  ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.


                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX MANAGED EQUITY FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- 97.3%
AIR TRANSPORTATION -- 0.1%
  Southwest Airlines                      18,000      $   294
                                                      -------
BANKS -- 6.6%
  Northern Trust #                        16,000        1,549
  State Street                            89,000        6,536
  SunTrust                                 9,000          629
  Wachovia                                35,600        2,757
  Wells Fargo #                          148,000        6,882
                                                      -------
                                                       18,353
                                                      -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.2%
  Omnicom Group #                         39,000        3,437
                                                      -------
BUSINESS SERVICES -- 3.4%
  Automatic Data Processing              188,000        9,282
                                                      -------
CHEMICALS -- 0.2%
  Air Products & Chemicals                15,000          486
                                                      -------
COMMUNICATIONS EQUIPMENT -- 3.5%
  Lucent Technologies                     60,000        4,384
  Nortel Networks #                       33,000        2,442
  Qualcomm*                                8,000        2,898
                                                      -------
                                                        9,724
                                                      -------
COMPUTER HARDWARE -- 6.9%
  Cisco Systems* #                        72,950        6,506
  Compaq Computer                         12,500          305
  Dell Computer* #                        20,000          860
  EMC*                                    10,000          836
  Hewlett Packard                         73,000        6,926
  Sun Microsystems* #                     28,000        3,703
                                                      -------
                                                       19,136
                                                      -------
COMPUTER SOFTWARE -- 2.0%
  Microsoft* #                            60,600        5,517
                                                      -------
DRUGS & HEALTH CARE -- 17.6%
  Abbott Laboratories #                  191,000        7,258
  American Home Products                  10,000          520
  Bristol-Myers Squibb                   152,880       11,170
  Johnson & Johnson #                     16,000        1,660
  Merck                                   96,000        7,536
  Pfizer                                 276,000        9,988
  Schering-Plough                        209,400       10,706
                                                      -------
                                                       48,838
                                                      -------
ENTERTAINMENT -- 1.3%
  Walt Disney                            126,750        3,533
                                                      -------

                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- CONTINUED
FINANCIAL SERVICES -- 0.3%
  Fannie Mae                              13,500      $   899
                                                      -------
FOOD & BEVERAGE -- 3.8%
  Anheuser Busch                           5,000          374
  Coca Cola                               42,800        2,881
  PepsiCo                                211,500        7,310
                                                      -------
                                                       10,565
                                                      -------
HOLDING COMPANIES -- 1.0%
  Berkshire Hathaway, Cl A*                   47        2,693
                                                      -------
HOUSEHOLD PRODUCTS -- 1.9%
  Procter & Gamble                        48,000        5,184
                                                      -------
INFORMATION RETRIEVAL SERVICES -- 1.3%
  America Online* #                       48,000        3,489
                                                      -------
INSURANCE -- 5.2%
  American International Group           124,788       12,884
  Chubb                                   30,000        1,607
                                                      -------
                                                       14,491
                                                      -------
MEDICAL & MEDICAL SERVICES -- 0.2%
  Medtronic #                             14,400          560
                                                      -------
MISCELLANEOUS MANUFACTURING -- 0.9%
  Illinois Tool Works                     12,000          777
  Minnesota Mining &
   Manufacturing                          17,600        1,682
                                                      -------
                                                        2,459
                                                      -------
MOTORCYCLE & MOTOR SCOOTER -- 2.6%
  Harley-Davidson                        117,600        7,174
                                                      -------
OFFICE & BUSINESS EQUIPMENT -- 3.0%
  Lexmark International, Cl A*            12,000          996
  Pitney Bowes                           153,000        7,334
                                                      -------
                                                        8,330
                                                      -------
OIL MACHINERY & EQUIPMENT -- 1.1%
  Schlumberger                            50,000        3,003
                                                      -------
PERSONAL CARE -- 0.1%
  Gillette                                 5,000          201
                                                      -------
PETROLEUM REFINING -- 4.9%
  BP Amoco, ADR #                         87,868        5,354
  Exxon                                   52,000        4,124
  Mobil                                   10,000        1,043
  Royal Dutch Petroleum                   52,400        3,039
                                                      -------
                                                       13,560
                                                      -------
                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX MANAGED EQUITY FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                        Number of       Value
                                    Shares/Par (000)    (000)
                                    ----------------  -------
COMMON STOCK -- CONTINUED
RESTAURANTS -- 1.0%
  McDonald's #                            64,000     $  2,880
                                                     --------
RETAIL -- 8.2%
  Dayton Hudson                           13,300          938
  Gap                                     17,000          688
  Home Depot                             187,500       14,824
  Staples*                                45,000        1,057
  Wal-Mart #                              89,000        5,129
                                                     --------
                                                       22,636
                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.8%
  Intel #                                168,000       12,884
  Texas Instruments                       32,000        3,074
                                                     --------
                                                       15,958
                                                     --------
SPECIALTY MACHINERY -- 6.0%
  Emerson Electric                        70,200        4,001
  General Electric                        97,900       12,727
                                                     --------
                                                       16,728
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 7.1%
  BellSouth                               89,000        4,111
  GTE                                     15,500        1,132
  MCI WorldCom* #                         46,750        3,866
  Motorola #                              42,000        4,799
  SBC Communications                      59,795        3,106
  US West                                 24,800        1,539
  Vodafone Group #                        25,000        1,180
                                                     --------
                                                       19,733
                                                     --------
TOTAL COMMON STOCK
   (Cost $54,872)                                     269,143
                                                     --------
CASH EQUIVALENT -- 2.5%
  Fidelity Domestic Money
    Market Fund                            6,969        6,969
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $6,969)                                        6,969
                                                     --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $61,841)                                    $276,112
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.2%                                            594
                                                     --------

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   18,753,483 outstanding shares
   of beneficial interest                            $ 40,651
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   1,109,819 outstanding shares
   of beneficial interest                              13,555
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   644,652 outstanding shares
   of beneficial interest                               7,853
  Accumulated net realized gain on investments            270
  Net unrealized appreciation on investments          214,271
  Undistributed net investment income                     106
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $276,706
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $13.49
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $13.54
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($13.54 / 94.5%)                   $14.33
                                                     ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                          $13.43
                                                     ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA TAX MANAGED EQUITY FUND

For a Portfolio Share Outstanding Throughout Each Period

                                              For the Six Months
                                            Ended November 30, 1999                  For the Year
                                                  (Unaudited)                     Ended May 31, 1999
                                        --------------------------------    -----------------------------
                                         Class I    Class A     Class B     Class I    Class A    Class B
                                        --------   --------     --------    --------   -------    -------
Net asset value, beginning
  of period                             $  12.13   $  12.16     $  12.12    $   9.93    $ 9.93    $ 9.93
                                        --------   --------     --------    --------    ------    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.01      (0.00)       (0.03)       0.05      0.04     (0.02)
  Net gain/(loss) loss on securities
   (realized and unrealized)                1.37       1.38         1.34        2.21      2.24      2.23
                                        --------   --------     --------    --------    ------    ------
     Total from investment operations       1.38       1.38         1.31        2.26      2.28      2.21
                                        --------   --------     --------    --------    ------    ------
LESS DISTRIBUTIONS
  Dividends from net
   investment income                       (0.02)     (0.00)       (0.00)      (0.05)    (0.04)    (0.01)
  Distributions from net
   realized capital gains                  (0.00)     (0.00)       (0.00)      (0.01)    (0.01)    (0.01)
                                        --------   --------     --------    --------    ------    ------
     Total distributions                   (0.02)     (0.00)       (0.00)      (0.06)    (0.05)    (0.02)
                                        --------   --------     --------    --------    ------    ------
Net asset value, end of period          $  13.49   $  13.54     $  13.43     $ 12.13    $12.16    $12.12
                                        ========   ========     ========    ========    ======    ======
TOTAL RETURN                               12.19%4    12.22%1,4    11.64%1,4   22.82%    23.03%1   22.31%1
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)  $253,021    $15,027     $  8,658    $241,501    $7,353    $5,377
  Ratio of expenses to average
   net assets                               0.92%3     1.17%3       1.88%3      0.83%     1.09%     1.79%
  Ratio of net investment income/
   (loss) to average net assets             0.22%3    (0.03)%3     (1.74)%3     0.37%     0.11%    (0.59)%
  Ratio of expenses to average
   net assets
   before fee waivers                       0.92%3     1.17%3       1.88%3      1.01%     1.27%     1.97%
  Ratio of net investment income/
   (loss) to average
   net assets before fee waivers            0.22%3    (0.03)%3     (1.74)%3     0.19%    (0.07)%   (0.77)%
  Portfolio turnover rate                      3%         3%           3%          5%        5%        5%

                                                For the Period
                                               Ended May 31, 1998
                                         -------------------------------
                                         Class I2    Class A2    Class B2
                                         --------    --------    --------
Net asset value, beginning
  of period                              $  10.00     $10.10      $10.21
                                         --------     ------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.00       0.00        0.00
  Net gain/(loss) loss on securities
   (realized and unrealized)                (0.07)     (0.17)      (0.28)
                                         --------     ------      ------
     Total from investment operations       (0.07)     (0.17)      (0.28)
                                         --------     ------      ------
LESS DISTRIBUTIONS
  Dividends from net
   investment income                        (0.00)     (0.00)      (0.00)
  Distributions from net
   realized capital gains                   (0.00)     (0.00)      (0.00)
                                         --------     ------      ------
     Total distributions                    (0.00)     (0.00)      (0.00)
                                         --------     ------      ------
Net asset value, end of period           $   9.93     $ 9.93      $ 9.93
                                         ========     ======      ======
TOTAL RETURN                                (4.81)%3  (23.63)%1,3 (32.24)%1,3
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)   $158,867     $   10      $   85
  Ratio of expenses to average
   net assets                                0.29%3     0.54%3      1.23%3
  Ratio of net investment income/
   (loss) to average net assets              0.91%3     0.63%3      0.43%3
  Ratio of expenses to average
   net assets
   before fee waivers                        1.02%3     1.24%3       1.98%3
  Ratio of net investment income/
   (loss) to average
   net assets before fee waivers             0.18%3    (0.07)%3      1.18%3
  Portfolio turnover rate                       0%         0%           0%

1  TOTAL RETURN EXCLUDES SALES CHARGE.
2  CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON APRIL 9, 1998,
   MAY 11, 1998 AND MAY 4, 1998, RESPECTIVELY.
3  ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]    STATEMENT OF NET ASSETS
                     ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- 48.9%
AIR TRANSPORTATION -- 0.2%
  Atlas Air*                               4,950      $   125
                                                      -------
AIRCRAFT -- 0.3%
  United Technologies                      3,600          203
                                                      -------
AUTO -- 0.2%
  Monaco Coach*                            9,250          199
                                                      -------
BANKS -- 1.4%
  Comerica                                 2,800          148
  Cullen/Frost Bankers                     4,250          121
  Imperial Bancorp*                        6,350          152
  MBNA                                     8,800          222
  Republic Security Financial             19,400          156
  State Street                             3,800          279
                                                      -------
                                                        1,078
                                                      -------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 1.2%
  Ancor Communications*                    1,550           94
  Antec*#                                  3,300          185
  Citadel Communications*                  2,550          128
  Cumulus Media*                           5,650          226
  Omnicom Group                            3,300          291
                                                      -------
                                                          924
                                                      -------
BUILDING & BUILDING SUPPLIES -- 0.2%
  Trex*                                    5,850          151
                                                      -------
BUSINESS SERVICES -- 0.8%
  Automatic Data Processing                5,500          272
  FYI*                                     3,100           99
  National Information
   Consortium*#                            5,100          135
  Online Resources &
   Communications*                         9,150          112
                                                      -------
                                                          618
                                                      -------
CABLE TELEVISION -- 0.7%
  Comcast, Cl A Special                   11,600          524
                                                      -------
CHEMICALS -- 0.8%
  Avery Dennison                           4,900          291
  Church & Dwight                          2,350           66
  Monsanto                                 5,900          249
                                                      -------
                                                          606
                                                      -------
COMMUNICATIONS EQUIPMENT -- 2.6%
  Act Manufacturing*                       6,000          183
  C-COR Electronics                        2,200          112
  Lucent Technologies                      5,400          395
  Mercury Computer Systems*                3,750          214
  Optical Coating Laboratory               1,350          266

                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- CONTINUED
COMMUNICATIONS EQUIPMENT -- CONTINUED
  Qualcomm*                                1,700      $   616
  Sawtek*                                  5,550          253
                                                      -------
                                                        2,039
                                                      -------
COMPUTER COMMUNICATIONS EQUIPMENT -- 1.1%
  Clarify*                                 2,450          228
  Digex*                                   1,100           37
  MicroStrategy*                             750           92
  OpenTV*                                     31            2
  Optimal Robotics*                        5,950          193
  Proxim*                                  1,750           98
  Visual Networks*                         4,250          251
                                                      -------
                                                          901
                                                      -------
COMPUTER HARDWARE -- 2.6%
  Cisco Systems*                          12,200        1,088
  EMC*                                     4,400          368
  Hewlett Packard                          2,500          237
  International Business
   Machines                                4,000          412
                                                      -------
                                                        2,105
                                                      -------
COMPUTER SOFTWARE -- 1.0%
  Microsoft*                               9,100          829
                                                      -------
COMPUTER SERVICES -- 2.4%
  Advanced Digital Information*            3,050          137
  Allaire*                                   950          144
  Business Objects*                        4,100          363
  Egain Communication*                     1,950           82
  Mercury Interactive*                     2,250          187
  Micromuse*                               2,000          229
  National Computer Systems                4,750          182
  NetObjects*                              7,750          105
  Novadigm*                                8,850          154
  Remedy*                                  3,200          112
  Symantec*                                5,200          243
                                                      -------
                                                        1,938
                                                      -------
DRUGS & HEALTH CARE -- 3.2%
  Bristol-Myers Squibb                     3,100          226
  ChiRex*                                  3,450          120
  Geltex Pharmaceuticals*                  6,150           65
  Johnson & Johnson                        3,300          342
  Lilly (Eli)                              2,400          172
  Merck                                    5,600          440
  Pfizer                                  11,800          427
  Schering-Plough                          5,300          271
  Titan Pharmaceuticals*#                  8,550          123
  Warner-Lambert                           4,000          359
                                                      -------
                                                        2,545
                                                      -------
                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BALANCED ALLOCATION FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- CONTINUED
ELECTRONICS -- 1.4%
  CTS                                      5,500      $   441
  Dii Group*                               5,350          338
  Gentex*                                  8,950          167
  Titan*                                   5,600          152
                                                      -------
                                                        1,098
                                                      -------
ELECTRICAL SERVICES -- 0.4%
  Calpine*                                 2,700          159
  Texas Utilities                          5,000          179
                                                      -------
                                                          338
                                                      -------
ELECTRICAL TECHNOLOGY -- 0.2%
  SBS Technologies*                        4,800          162
                                                      -------
ENTERTAINMENT -- 0.7%
  3DO Company*                             9,350           89
  Anchor Gaming*                           1,600           88
  Macrovision*                             3,750          240
  T-HQ*#                                   2,800          150
                                                      -------
                                                          567
                                                      -------
FINANCIAL SERVICES -- 1.5%
  Fannie Mae                               7,100          473
  Freddie Mac                              7,100          351
  J.P. Morgan                              1,900          250
  Metris                                   4,650          147
                                                      -------
                                                        1,221
                                                      -------
FOOD & BEVERAGE -- 0.4%
  Coca Cola                                4,600          310
                                                      -------
GAS & NATURAL GAS -- 0.2%
  Nicor                                    3,150          109
  Southwest Gas                            3,550           83
                                                      -------
                                                          192
                                                      -------
HOTELS & LODGING -- 0.1%
  Station Casinos*                         4,850          116
                                                      -------
HOUSEHOLD PRODUCTS -- 0.6%
  Procter & Gamble                         4,800          518
                                                      -------
INFORMATION RETRIEVAL SERVICES -- 0.4%
  Digital River*                           3,650          111
  Infospace.com*                           1,350          137
  QRS*                                     1,600           93
                                                      -------
                                                          341
                                                      -------

                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- CONTINUED
INSURANCE -- 1.1%
  American International Group             5,968      $   616
  Annuity & Life                           5,100          145
  Scottish Annuity & Life                 12,200          104
                                                      -------
                                                          865
                                                      -------
MEDICAL & MEDICAL SERVICES -- 1.7%
  Arthrocare*                              1,150           70
  Biomatrix*#                              4,000           94
  Colorado Medtech*                        1,850           23
  Datascope*                               7,500          278
  Enzon*                                   2,400           81
  Hooper Holmes                           11,050          261
  Medtronic                                7,000          272
  PolyMedica*                              8,150          143
  Priority Healthcare, Cl B*               3,150           78
  Theragenics*                             7,550           72
                                                      -------
                                                        1,372
                                                      -------
MISCELLANEOUS BUSINESS SERVICES -- 0.5%
  Concord EFS*#                            8,100          215
  Onyx Software*                           4,800          155
                                                      -------
                                                          370
                                                      -------
MISCELLANEOUS MANUFACTURING -- 1.2%
  Commscope*                               8,750          369
  Tyco International                      13,800          553
                                                      -------
                                                          922
                                                      -------
MOTORCYCLE & MOTOR SCOOTER -- 0.4%
  Harley-Davidson                          4,900          299
                                                      -------
OFFICE & BUSINESS EQUIPMENT -- 0.5%
  Lexmark International, Cl A*             4,600          382
                                                      -------
PAPER & FOREST PRODUCTS -- 0.4%
  International Paper                      5,400          282
                                                      -------
PERSONAL CARE -- 0.3%
  Gillette                                 6,000          241
                                                      -------
PETROLEUM & FUEL PRODUCTS -- 0.5%
  Cal Dive International*                  1,850           67
  Forest Oil*                              5,000           57
  Louis Dreyfus Natural Gas*               3,000           54
  Schlumberger                             3,800          228
                                                      -------
                                                          406
                                                      -------


                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- CONTINUED
PETROLEUM REFINING -- 1.7%
  Chevron                                  4,200      $   372
  Coastal                                  5,100          180
  Conoco                                   8,000          209
  Exxon                                    7,100          563
  Tesoro Petroleum*                        3,750           45
                                                      -------
                                                        1,369
                                                      -------
PHARMACEUTICALS -- 0.3%
  King Pharmaceuticals*#                   6,000          277
                                                      -------
PRINTING & PUBLISHING -- 0.8%
  Time Warner                              7,300          450
  Valassis Communications*                 3,900          154
                                                      -------
                                                          604
                                                      -------
PROFESSIONAL SERVICES -- 0.4%
  Affymetrix*                                550           54
  Corporate Executive Board*               2,000           93
  Diamond Technology Partners*             2,100          110
  Millennium Pharmaceutical*                 850           83
                                                      -------
                                                          340
                                                      -------
RETAIL -- 5.1%
  Cheap Tickets*                           5,250           88
  Costco Wholesale*                        3,500          321
  Dayton Hudson                            5,100          360
  Gap                                      6,600          267
  Home Depot                               7,200          569
  Jack in the Box*                         7,950          167
  Rex Stores*                              6,550          244
  Safeway*                                 7,700          284
  Tandy                                    7,100          544
  The Children's Place
   Retail Stores*#                         4,250          105
  TJX Companies                            7,300          191
  Too*                                     7,000          129
  Wal-Mart                                 9,100          524
  Walgreen#                                9,200          268
                                                      -------
                                                        4,061
                                                      -------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.3%
  Altera*                                  6,100          329
  Analog Devices*                          4,400          253
  ASM International N.V.*                 12,400          201
  Burr-Brown*                              2,800          124
  Chartered Semiconductor
   Manufacturing**                            26            1
  Credence Systems*                        2,250          130
  Cymer*#                                  3,950          158

                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
COMMON STOCK -- CONTINUED
SEMI-CONDUCTORS/INSTRUMENTS -- CONTINUED
  Exar*                                    3,950      $   192
  Fairchild Semiconductor
   Int'l, Cl A*                            3,550           99
  Helix Technology                         3,350          136
  Integrated Device Technology*            3,450           81
  Intel                                    6,600          506
  Netsilicon*                             13,550          180
  PRI Automation, Cl A*                    2,250          107
  Silicon Storage Technology*              5,100          135
  Texas Instruments                        4,900          471
  Transwitch*                              2,300          108
  Zoran*                                   5,000          199
                                                      -------
                                                        3,410
                                                      -------
SPECIALTY MACHINERY -- 1.3%
  Emerson Electric                         4,600          262
  General Electric                         5,700          741
                                                      -------
                                                        1,003
                                                      -------
TELEPHONE & TELECOMMUNICATION -- 3.2%
  Adelphia Business Solutions*             3,500          109
  Alltel                                   3,500          303
  Audiovox, Cl A*                          6,050          180
  GTE                                      6,100          445
  ICG Communications*#                     8,700          165
  Intermedia#                              3,450           96
  Mastec*                                  2,600          107
  MCI WorldCom*                            5,700          471
  SBA Communications*                     12,600          145
  SBC Communications                       9,648          501
                                                      -------
                                                        2,522
                                                      -------
TRUCKING -- 0.2%
  Expeditors International of
   Washington                              4,800          196
                                                      -------
WHOLESALE -- 0.5%
  BJ's Wholesale Club*                     4,500          168
  Cardinal Health                          4,100          214
                                                      -------
                                                          382
                                                      -------
TOTAL COMMON STOCK
   (Cost $31,584)                                      38,951
                                                      -------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
FOREIGN COMMON STOCK -- 12.5%
AUSTRALIA -- 0.1%
  National Australia Bank*#                6,449      $    93
                                                      -------
AUSTRIA -- 0.1%
  Mayr Melnhof Karton*                     1,131           47
                                                      -------
CANADA -- 0.1%
  BCE                                      1,552          105
                                                      -------
FINLAND -- 0.4%
  Nokia, ADR                               1,284          177
  Sonera Oyj                               2,240           93
  UPM-Kymmene*                             1,121           38
                                                      -------
                                                          308
                                                      -------
FRANCE -- 1.4%
  Altran Technologies*                       348          166
  Axa*                                     1,060          143
  Castorama Dubois*                          501          130
  Compagnie de Saint Gobain*                 266           45
  Equant                                     502           49
  France Telecom*                          1,074          125
  Rhone-Poulenc*                           1,979          123
  STMicroelectronics*                      1,021          139
  Thomson Multimedia*                        224           10
  Total Fina, Cl B*                        1,200          160
  Vivendi*                                   827           66
                                                      -------
                                                        1,156
                                                      -------
GERMANY -- 1.1%
  Allianz*                                   278           82
  HypoVereinsbank*                           976           61
  Deutsche Bank*                           1,688          111
  Deutsche Telekom                         1,107           63
  Epcos*                                   1,086           67
  Linde*                                   1,473           74
  Mannesmann*#                               974          203
  Siemens*                                 1,788          181
  Foreign Stock*                           3,207           53
                                                      -------
                                                          895
                                                      -------
HONG KONG -- 0.8%
  China Telecom (Hong Kong)*              35,153          189
  HSBC Holdings*                           6,452           86
  Hutchison Whampoa Limited*               7,776           96
  Johnson Electric Holdings*              21,602          154
  Li & Fung*                              16,960           39
  Swire Pacific, Cl A*                    10,204           59
                                                      -------
                                                          623
                                                      -------

                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
FOREIGN COMMON STOCK -- CONTINUED
IRELAND -- 0.1%
  Bank of Ireland*                         8,010      $    66
                                                      -------
ITALY -- 0.4%
  Assicurazioni Generali*                  1,176           34
  Bulgari*                                 6,385           49
  Telecom Italia*                          9,888          109
  Telecom Italia Mobile*#                 14,188          112
                                                      -------
                                                          304
                                                      -------
JAPAN -- 3.4%
  Fancl*                                     109           39
  Bank of Tokyo-Mitsubishi*                1,758           25
  Benesse*                                   748          180
  Fanuc*                                   2,119          177
  Fujitsu*                                 2,219           79
  Hikari Tsushin*                             69          108
  Honda Motor*                               283           12
  Internet Initiative Japan, ADR*            358           34
  Itochu*                                 10,995           66
  Marubeni*                               15,792           61
  Nihon Unisys*                            2,204           85
  Nikko Securities*                        6,023           75
  Nintendo*                                  207           35
  NEC*                                     3,352           78
  Nippon Telegraph & Telephone*                1           18
  NTT Mobile Communications
   Network                                    10          351
  Sanwa Bank*                              3,086           38
  Seven-Eleven*                              392           64
  SMC*                                       462           82
  Softbank*                                  768          555
  Sony*                                    1,213          225
  Sumitomo Bank                            1,950           30
  Takeda Chemical Industries*              1,873          111
  Takefuji                                   320           46
  Tokyo Electron*                          1,337          139
                                                      -------
                                                        2,713
                                                      -------
MEXICO -- 0.1%
  Telefonos de Mexico, ADR                   608           56
                                                      -------
NETHERLANDS -- 0.5%
  Heineken*                                1,050           51
  ING Groep*                               1,918          108
  Koninklijke Ahold*                       1,531           49
  Royal Dutch Petroleum*                   2,303          136
  Wolters Kluwer*                          2,283           69
                                                      -------
                                                          413
                                                      -------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                         Number        Value
                                        of Shares      (000)
                                        ---------     -------
FOREIGN COMMON STOCK -- CONTINUED
POLAND -- 0.0%
  Polski Koncern Nafto ADR*                  799      $     8
                                                      -------
SINGAPORE -- 0.4%
  DBS Group Holdings*                      3,105           40
  Development Bank Singapore*              6,000           78
  Natsteel Electronics*                   15,330           63
  Singapore Airlines                      11,511          116
  Singapore Press Holdings*                2,392           45
                                                      -------
                                                          342
                                                      -------
SOUTH KOREA -- 0.1%
  Pohang Iron & Steel, ADR*                3,127          112
                                                      -------
SPAIN -- 0.2%
  Telefonica*                              5,416          113
  Telefonica - New*                          114            2
  Terra Networks*                            237            8
                                                      -------
                                                          123
                                                      -------
SWEDEN -- 0.4%
  LM Ericsson, ADR                         2,814          136
  Hennes & Mauritz, Series B*              3,572          113
  Pharmacia & Upjohn, ADR                    725           40
  Svenska Cellulosa, Series A*             1,737           48
                                                      -------
                                                          337
                                                      -------
SWITZERLAND -- 0.8%
  Adecco*                                     80           51
  Credit Suisse Group*                       452           85
  Nestle*                                     37           67
  Novartis*                                   73          114
  Roche Holding*                              11          133
  Swiss Re*                                   45           92
  UBS, Registered*                           406          111
                                                      -------
                                                          653
                                                      -------
TAIWAN -- 0.1%
  Taiwan Semiconductor, ADR*               2,885          103
                                                      -------
UNITED KINGDOM -- 1.9%
  Allied Zurich*                           8,076           98
  Bass*                                    3,925           44
  Batm Advanced Communications*              617           40
  BOC Group*                               4,839          100
  BP Amoco*                               12,265          125
  British Telecom*                         4,509           91
  Colt Telecom Group*                      1,545           58
  Compass Group*                           5,610           68
  Ebookers.com, ADR*                         974           22
  Energis*                                 1,607           65
  General Electric                         8,379          129
  Logica*                                  4,604          116

                                        Number of      Value
                          Maturity  Shares/Par (000)   (000)
                         ---------  ----------------  -------
FOREIGN COMMON STOCK -- CONTINUED
UNITED KINGDOM -- CONTINUED
  National Grid Holdings*                 12,134      $    93
  Pearson*                                 5,716          137
  QXL*                                     6,800           47
  Invensys*                               18,809           88
  SmithKline Beecham*                      3,202           43
  Standard Chartered*                      3,182           43
  Thus* (B)                                8,494           53
  WPP Group*                               4,677           69
                                                      -------
                                                        1,529
                                                      -------
TOTAL FOREIGN COMMON STOCKS
   (Cost $8,414)                                        9,986
                                                      -------
CORPORATE BONDS -- 11.1%
BANKS -- 1.8%
  Citicorp
      7.125%               09/01/05         $ 75           75
      6.375%               11/15/08          300          280
  First Chicago Bank One
      6.875%               06/15/03          310          309
  First Maryland Bancorp
      7.200%               07/01/07          300          295
  First Union
      6.950%               11/01/04          325          323
  HSBC Holding
      7.500%               07/15/09          155          155
                                                      -------
                                                        1,437
                                                      -------
BUILDING & CONSTRUCTION -- 0.2%
  Halliburton
      5.625%               12/01/08          175          157
                                                      -------
CHEMICALS -- 0.6%
  Lubrizol
      5.875%               12/01/08          250          224
  Monsanto (B)*
      5.375%               12/01/01          300          293
                                                      -------
                                                          517
                                                      -------
COMMUNICATIONS EQUIPMENT -- 0.4%
  Motorola
      7.500%               05/15/25          320          318
                                                      -------
COMPUTER SOFTWARE -- 0.6%
  Computer Associates
      6.250%               04/15/03          470          454
                                                      -------
FINANCIAL SERVICES -- 1.3%
  Daimler Chrysler Global
      6.900%               09/01/04           75           75

                             See Accompanying Notes

[GRAPHIC OMITTED]     STATEMENT OF NET ASSETS
                      ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                           Maturity       (000)        (000)
                           --------       ------      -------

CORPORATE BONDS -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  First Union Capital Trust
      7.950%               11/15/29        $ 340      $   331
  Ford Motor Credit Global
      6.700%               07/16/04          275          272
      7.375%               10/28/09          320          322
                                                      -------
                                                        1,000
                                                      -------
FOOD & BEVERAGE -- 0.1%
  Archer Daniels Midland
      7.500%               03/15/27          100           98
                                                      -------
FOREIGN -- 0.7%
  Saskatchewan
      8.000%               07/15/04          500          521
                                                      -------
LEISURE & RECREATIONAL PRODUCTS -- 0.4%
  Brunswick
      6.750%               12/15/06          300          284
                                                      -------
MACHINERY -- 0.5%
  Cummins Engine
      6.450%               03/01/05          200          189
  Pentair
      7.850%               10/15/09          250          247
                                                      -------
                                                          436
                                                      -------
MISCELLANEOUS PERSONAL CREDIT -- 0.1%
  General Motors Acceptance
      9.000%               10/15/02           50           53
                                                      -------
MORTGAGE BANKERS & CORRESPONDENTS -- 0.6%
  Countrywide Home Loan
      6.840%               10/22/04          500          489
                                                      -------
PRINTING & PUBLISHING -- 0.6%
  American Greetings
      6.100%               08/01/28          500          456
                                                      -------
REAL ESTATE DEVELOPMENT -- 0.3%
  Susa Partnership
      7.000%               12/01/07          300          272
                                                      -------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
  Bradley Operating Partnership
      7.000%               11/15/04           30           29
  Commercial Net Lease Realty
      8.125%               06/15/04          350          343
  EOP Operating
      6.500%               06/15/04          250          238
  Federal Realty Investment Trust
      8.750%               12/01/09          425          420
  Gables Realty
      6.800%               03/15/05          300          283

                                           Par         Value
                           Maturity        (000)       (000)
                           --------       ------      -------
CORPORATE BONDS -- CONTINUED
REAL ESTATE INVESTMENT TRUST -- CONTINUED
  New Plan Excel Realty Trust
      6.875%               10/15/04        $ 440      $   431
                                                      -------
                                                        1,744
                                                      -------
STEEL & STEEL WORKS -- 0.5%
  Worthington Industries
      7.125%               05/15/06          430          417
                                                      -------
WHOLESALE -- 0.2%
  Arrow Electronic
      6.875%               06/01/18          225          199
                                                      -------
Total Corporate Bonds
   (Cost $9,221)                                        8,852
                                                      -------
ASSET BACKED SECURITIES -- 5.3%
  Champion Home Equity Loan Trust,
    Series 1997-2, Class A5
      6.710%               09/25/29          160          156
  First Security Auto Owner Trust,
    Series 1999-1, Class A4
      5.740%               06/15/04          400          392
  Flagship Auto Receivables Owner
    Trust, Series 1999-2, Class A3
      6.835%               11/18/04          135          135
  GE Capital Mortgage,
    Series 1999-HE1, Class A4
      6.185%               01/25/23          290          282
  Greenpoint Manufactured Housing,
    Series 1999-1, Class A3
      6.110%               11/15/18          290          273
  IMC Home Equity Loan Trust,
    Series 1997-7, Class A5
      6.760%               10/20/20          560          554
  New Century Home Equity Loan Trust,
    Series 1999-NCA, Class A4
      7.220%               07/25/30          300          294
  New Century Home Equity Loan Trust,
    Series 1999-NCB, Class A4
      7.530%               09/25/28          285          284
  New Century Home Equity Loan Trust,
    Series 1997-NC6, Class A6
      7.010%               05/25/26          380          375
  Residential Asset Security Trust,
    Series 1999-KS3, Class A3
      7.180%               02/25/25          200          200
  Saxon Asset Security Trust,
    Series 1999-3, Class Af4
      7.550%               10/25/26          670          671

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                           Maturity        (000)       (000)
                           --------       ------      -------
ASSET BACKED SECURITIES -- CONTINUED
  Saxon Asset Security Trust,
    Series 1999-3, Class Af6
      7.525%               06/25/14        $ 295      $   293
  Vanderbilt Mortgage Finance,
    Series 1999-C, Class 1A3
      7.385%               01/07/20          300          300
                                                      -------
TOTAL ASSET BACKED SECURITIES
   (Cost $4,252)                                        4,209
                                                      -------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 3.8%
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Class A1C
      7.240%               04/20/07          410          403
  GE Capital Mortgage,
    Series 1999-1, Class A1
      6.500%               01/25/29          159          146
  Morgan Stanley Capital I,
    Series 1999-FNV1, Class A2
      6.530%               03/15/32          550          521
  PNC Trust, Series 1998-7, Class A5
      6.750%               09/25/28          230          215
  Prudential Securities Secured Financing,
    Series 1999-NRF1, Class A2
      6.480%               01/15/09          285          267
  Prudential Securities Secured Financing,
    Series 1998-C1, Class A1A3
      6.350%               09/15/07          400          379
  Residential Accredit Loans,
    Series 1999-QS3, Class A8
      6.500%               03/25/29          527          485
  Residential Funding Mortgage
    Securities I, Series 1998-S13,
    Class A21
      6.750%               06/25/28          270          248
  Vende Mortgage Trust,
    Series 1999-3, Class D
      6.500%               06/15/15          350          328
                                                      -------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $3,146)                                        2,992
                                                      -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.4%
  Pool # C18271
      7.000%               11/01/28          288          282
                                                      -------

                                           Par         Value
                           Maturity        (000)       (000)
                           --------       ------      -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.0%
  Pool # 376750
      7.000%               09/01/27        $ 781      $   766
  Pool # 437810
      6.000%               08/01/28          816          757
  Pool # 437972
      6.000%               08/01/28          197          183
  Pool # 437979
      6.000%               08/01/28          487          451
  Pool # 440148
      6.500%               08/01/28        1,805        1,722
  Pool # 453931
      6.500%               11/01/28          519          495
  Pool # 484693
      6.000%               02/01/29        1,328        1,232
                                                      -------
                                                        5,606
                                                      -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.2%
  Pool # 464845
      7.500%               09/15/02        1,300        1,296
  Pool # 17581
      7.500%               08/15/25          392          392
  Pool # 498651
      6.500%               04/01/29        1,187        1,130
  Pool # 472939
      6.500%               05/15/29          236          225
  Pool # 510422
      7.500%               09/15/29          929          928
  Pool # 481632
      7.500%               11/15/29          155          155
                                                      -------
                                                        4,126
                                                      -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $10,382)                                      10,014
                                                      -------
U.S. TREASURY OBLIGATIONS -- 3.2%
  U.S. Treasury Note #
      6.250% #             10/31/01          150          151
      6.500% #             05/15/05        1,355        1,373
      6.125%  #            08/15/07          925          916
                                                      -------
  U.S. Treasury Bonds #
      6.250% #             08/15/23          110          106
                                                      -------
                                                        2,546
                                                      -------
TOTAL U.S. TREASURY
   (Cost $2,541)                                        2,546
                                                      -------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BALANCED ALLOCATION FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                           Par         Value
                                           (000)       (000)
                                          ------      -------
CASH EQUIVALENT -- 0.2%
  Goldman Sachs Financial Square
    Premium Money Market
    Fund                                   $ 167      $   167
                                                      -------
TOTAL CASH EQUIVALENT
   (Cost $167)                                            167
                                                      -------
TOTAL INVESTMENTS -- 97.5%
   (Cost $69,707)                                     $77,717
                                                      =======
OTHER ASSETS AND LIABILITIES,
   NET -- 2.5%                                          2,017
                                                      -------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   6,789,220 outstanding shares
   of beneficial interest                              68,855
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   349,662 outstanding shares
   of beneficial interest                               3,659
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   43,630 outstanding shares
   of beneficial interest                                 453
  Accumulated net realized loss on investments         (1,531)
  Net unrealized appreciation on investments            8,010
  Undistributed net investment income                     288
                                                      -------
TOTAL NET ASSETS -- 100.0%                            $79,734
                                                      =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $11.10
                                                      =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $11.09
                                                      =======
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($11.09 / 95.25%)                  $11.64
                                                      =======

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                          $11.12
                                                      =======

------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999.
(B) -- PRIVATE PLACEMENT SECURITIES
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SER -- SERIES
                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA BALANCED ALLOCATION FUND

For a Portfolio Share Outstanding Throughout Each Period

                                                        For the Six Months
                                                      Ended November 30, 1999                        For the Period
                                                            (Unaudited)                            Ended May 31, 1999
                                                  --------------------------------       -------------------------------------
                                                  Class I     Class A      Class B       Class I2       Class A2      Class B2
                                                 --------     -------      -------       --------       --------      --------
Net asset value, beginning of period              $ 10.31      $10.31       $10.33        $ 10.00        $ 9.74        $ 9.82
                                                  -------      ------       ------        -------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                             0.12        0.10         0.07           0.18          0.14          0.10
   Net gain on securities
     (realized and unrealized)                       0.79        0.79         0.79           0.28          0.57          0.51
                                                  -------      ------       ------        -------        ------        ------
     Total from investment operations                0.91        0.89         0.86           0.75          0.71          0.61
                                                  -------      ------       ------        -------        ------        ------
Less Distributions
   Dividends from net investment income             (0.12)      (0.11)       (0.07)         (0.14)        (0.10)        (0.10)
                                                  -------      ------       ------        -------        ------        ------
     Total distributions                            (0.12)      (0.11)       (0.07)         (0.15)        (0.14)        (0.10)
                                                  -------      ------       ------        -------        ------        ------
Net asset value, end of period                    $ 11.10      $11.09       $11.12        $ 10.31        $10.31        $10.33
                                                  =======      ======       ======        =======        ======        ======
TOTAL RETURN                                         9.29%4      9.09%1,4     8.77%1,4       4.57%4        7.26%1,4      6.07%1,4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)           $75,370      $3,879       $  485        $85,027        $1,466        $  385
   Ratio of expenses to average net assets           0.90%3      1.15%3       1.86%3         1.06%3        1.31%3        2.02%3
   Ratio of net investment income to
     average net assets                              2.16%3      1.91%3       1.20%3         2.25%3        2.50%3        1.29%3
   Ratio of expenses to average net assets
     before fee waivers                              0.90%3      1.15%3       1.86%3         1.06%3        1.31%3        2.02%3
   Ratio of investment income to average net
     assets before fee waivers                       2.16%3      1.91%3       1.20%3         2.25%3        2.50%3        1.29%3
   Portfolio turnover rate                             87%         87%          87%           116%          116%          116%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON JULY 10, 1998, JULY 31,
  1998 AND NOVEMBER 11, 1998, RESPECTIVELY.
3 ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                                        Par         Value
                                        Maturity        (000)       (000)
                                        --------        -----      -------
CORPORATE BONDS -- 26.2%
BANKS -- 5.9%
  Citicorp
      6.375%                            11/15/08      $ 8,000      $ 7,480
  First Chicago Bank One
      6.875%                            06/15/03        7,000        6,982
  First Maryland Bancorp
      7.200%                            07/01/07        5,000        4,925
  First Union
      6.950%                            11/01/04        7,970        7,920
  First Union Capital Trust
      7.950%                            11/15/29        8,440        8,218
  HSBC Holding
      7.500%                            07/15/09        5,750        5,764
                                                                   -------
                                                                    41,289
                                                                   -------
BUILDING & CONSTRUCTION -- 0.3%
  Halliburton
      5.625%                            12/01/08        2,000        1,797
                                                                   -------
CHEMICALS -- 0.9%
  Lubrizol
      5.875%                            12/01/08        7,360        6,587
                                                                   -------
COMMUNICATIONS EQUIPMENT -- 1.2%
  Motorola
      7.500%                            05/15/25        8,395        8,332
                                                                   -------
COMPUTER SOFTWARE -- 1.7%
  Computer Associates
      6.250%                            04/15/03       12,250       11,821
                                                                   -------
FINANCIAL SERVICES -- 1.8%
  Daimler Chrysler Global
      6.900%                            09/01/04        2,220        2,217
  Ford Motor Credit Global
      6.700%                            07/16/04        2,750        2,719
      7.375%                            10/28/09        7,300        7,352
  Sallie Mae
      7.300%                            08/01/09          500          517
                                                                   -------
                                                                    12,805
                                                                   -------
FOOD & BEVERAGE -- 1.2%
  Archer Daniels Midland
      7.500%                            03/15/27        6,900        6,771
  Kraft
      8.500%                            02/15/17        1,313        1,354
                                                                   -------
                                                                     8,125
                                                                   -------
INSURANCE -- 0.4%
  Cigna
      7.400%                            05/15/07        3,000        2,951
                                                                   -------

                                                       Par          Value
                                        Maturity       (000)        (000)
                                        --------      -------      -------
CORPORATE BONDS -- CONTINUED
LEISURE & RECREATIONAL PRODUCTS -- 1.1%
  Brunswick
      6.750%                            12/15/06      $ 8,170     $  7,741
                                                                  --------
MACHINERY -- 1.6%
  Cummins Engine
      6.450%                            03/01/05        4,800        4,536
  Pentair
      7.850%                            10/15/09        6,680        6,605
                                                                  --------
                                                                    11,141
                                                                  --------
PRINTING & PUBLISHING -- 1.5%
  American Greetings
      6.100%                            08/01/28       10,465        9,549
  Knight-Ridder
      8.500%                            09/01/01        1,036        1,048
                                                                  --------
                                                                    10,597
                                                                  --------
RAILROADS -- 0.3%
  CSX Transportation
      7.540%                            03/15/03        2,000        2,020
                                                                  --------
REAL ESTATE DEVELOPMENT -- 0.9%
  Susa Partnership
      7.000%                            12/01/07        7,000        6,352
                                                                  --------
REAL ESTATE INVESTMENT TRUSTS -- 4.6%
  Bradley Operating Partnership
      7.000%                            11/15/04        3,100        2,949
  Commercial Net Lease Realty
      8.125%                            06/15/04        5,500        5,397
  Federal Realty Investment Trust
      8.750%                            12/01/09       10,000        9,889
  Gables Realty
      6.800%                            03/15/05        4,665        4,407
  Prime Property Funding,
    Series II (B)
      6.800%                            08/15/02       10,000        9,865
                                                                  --------
                                                                    32,507
                                                                  --------
STEEL & STEEL WORKS -- 1.9%
  Worthington Industries
      7.125%                            05/15/06       13,910       13,510
                                                                  --------
WHOLESALE -- 0.9%
  Arrow Electronic
      6.875%                            06/01/18        6,700        6,036
                                                                  --------
TOTAL CORPORATE BONDS
   (Cost $190,333)                                                 183,611
                                                                  --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                                       Par         Value
                                        Maturity       (000)       (000)
                                        --------      -------     --------
ASSET BACKED SECURITIES -- 17.8%
  Amresco Securitized Net Interest
    Margin, Series 1999-1A, Class A
      9.100%                            09/27/29      $ 8,490     $  8,299
  Champion Home Equity Loan Trust,
    Series 1997-2, Class A5
      6.710%                            09/25/29        3,900        3,799
  Export Funding Trust,
    Series 1995-A, Class A
      8.210%                            12/29/06        2,258        2,377
  First Security Auto Owner Trust,
    Series 1999-1, Class A4
      5.740%                            06/15/04        9,970        9,769
  Flagship Auto Receivables Owner
    Trust, Series 1999-2, Class A3
      6.835%                            11/18/04        3,250        3,243
  GE Capital Mortgage,
    Series 1999-HE1, Class A4
      6.185%                            01/25/23        9,760        9,488
  Greenpoint Manufactured Housing,
    Series 1999-1, Class A3
      6.110%                            11/15/18        6,880        6,485
  IMC Home Equity Loan Trust,
    Series 1997-7, Class A5
      6.760%                            10/20/20       12,810       12,664
  New Century Home Equity Loan
    Trust, Series 1997-NC6, Class A6
      7.010%                            05/25/26        9,000        8,891
  New Century Home Equity Loan
    Trust, Series 1999-NCB, Class A4
      7.530%                            09/25/28        7,525        7,499
  New Century Home Equity Loan
    Trust, Series 1999-NCA, Class A4
      7.220%                            07/25/30        7,029        6,885
  Pegasus Aviation Lease Securitization,
    Series 1999-1, Class A1 (B)
      6.300%                            03/25/29        7,292        7,071
  Residential Asset Security Trust,
    Series 1999-KS3, Class A3
      7.180%                            02/25/25        5,240        5,229
  Saxon Asset Security Trust,
    Series 1999-3, Class AF6
      7.525%                            06/25/14        7,303        7,264
  Saxon Asset Security Trust,
    Series 1999-3, Class AF4
      7.550%                            10/25/26       16,730       16,751
  The Money Store Home Equity
    Trust, Series 1998-A, Class AV (A)
      5.610%                            06/15/29        2,123        2,122

                                                        Par         Value
                                       Maturity        (000)        (000)
                                       ---------      -------     --------
ASSET BACKED SECURITIES -- CONTINUED
  Turkey Trust, Series T-3
      9.625%                            05/15/02       $  297     $    304
  Vanderbilt Mortgage Finance,
    Series 1999-C, Class 1A3
      7.385%                            01/07/20        6,610        6,605
                                                                  --------
TOTAL ASSET BACKED SECURITIES
   (Cost $126,026)                                                 124,745
                                                                  --------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 16.8%
  Credit Suisse First Boston
    Mortgage Securities,
    Series 1997-C1, Class A1C
      7.240%                            04/20/07        7,500        7,375
  GE Capital Mortgage,
    Series 1999-1, Class A1
      6.500%                            01/25/29        6,940        6,381
  GMAC Commercial Mortgage
    Securities, Series 1997-C1, Class X
      1.640%                            07/15/27       17,754        1,404
  Housing Securities,
    Series 1993-G, Class G9
      7.500%                            01/25/09        4,205        4,239
  Morgan Stanley Capital I,
    Series 1999-FNV1, Class A2
      6.530%                            03/15/32       13,000       12,324
  PNC Trust, Series 1998-7, Class A5
      6.750%                            09/25/28        2,997        2,803
  Prudential Home Mortgage
    Securities, Series 1996-7, Class A4
      6.750%                            06/25/11        1,500        1,441
  Prudential Securities
    Secured Financing,
    Series 1998-C1, Class A1A3
      6.350%                            09/15/07       10,090        9,563
  Prudential Securities Secured
    Financing, Series 1999-NRF1,
    Class A2
      6.480%                            01/15/09        7,460        7,063
  Residential Accredit Loans,
    Series 1998-QS7, Class NB4
      6.750%                            07/25/28       13,684       12,838
  Residential Accredit Loans,
    Series 1999-QS3, Class A8
      6.500%                            03/25/29       16,797       15,467

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BOND FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                                       Par          Value
                                        Maturity       (000)        (000)
                                        --------      -------     --------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- CONTINUED
  Residential Funding Mortgage
    Securities I, Series 1993-S44,
    Class A3 (A)
      5.990%                            11/25/23      $ 2,111     $  2,115
  Residential Funding Mortgage
    Securities I, Series 1998-S13,
    Class A21
      6.750%                            06/25/28        6,170        5,670
  Structured Asset Sales,
    Series 1994-5, Class A
      7.000%                            07/25/24       21,331       20,453
  Vende Mortgage Trust,
    Series 1999-3, Class D
      6.500%                            06/15/15        8,650        8,096
                                                                  --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $122,238)                                                 117,232
                                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.3%
  Pool # 219329
      9.250%                            12/01/02           46           48
  Pool # E31059
      8.500%                            05/01/06           62           64
  Pool # E00164
      6.500%                            10/01/07          302          296
  Pool # 252804
      8.500%                            07/01/08           61           64
  Pool # E50893
      6.500%                            09/01/08          752          742
  Series C - 78
      9.400%                            09/15/08           19           19
  Pool # E60894
      7.500%                            07/01/10           26           26
  Pool # E61277
      7.500%                            09/01/10          110          112
  Pool # E20204
      6.500%                            11/01/10          506          497
  Pool # E61976
      7.000%                            11/01/10        3,590        3,585
  Pool # E20206
      7.500%                            11/01/10          138          140
  Pool # E64179
      7.500%                            05/01/11          293          297
  Pool # E64198
      7.500%                            05/01/11          160          162
  Pool # E64229
      7.500%                            05/01/11            9            9
  Pool # E64248
      7.500%                            05/01/11          620          630

                                                       Par          Value
                                        Maturity       (000)        (000)
                                        --------      -------     --------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN MORTGAGE CORPORATION -- CONTINUED
  Pool # 280417
      8.500%                            09/01/16       $    7     $      7
  Pool # 141138
      7.500%                            05/01/17          420          428
  Pool # 294315
      8.500%                            06/01/17           14           15
  Pool # 450074
      8.500%                            06/01/17          169          178
  Pool # 80322
      8.000%                            07/01/25        2,128        2,173
  Pool # 483469
      6.500%                            09/15/28        5,827        5,549
  Pool # C18271
      7.000%                            11/01/28        7,817        7,660
                                                                  --------
                                                                    22,701
                                                                  --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.9%
  Series 1-C
      9.250%                            11/15/01          712          731
  Pool # 77831
      7.500%                            12/01/07          110          111
  Pool # 31592
      7.500%                            03/01/08           93           94
  Pool # 190506
      6.500%                            12/01/08          900          888
  FNMA (A)
      6.375%                            06/15/09        3,140        3,047
  Pool # 1125
      9.000%                            07/01/09           37           39
  Pool # 35366
      8.500%                            11/01/09           70           72
  Pool # 316357
      7.000%                            07/01/10        1,001        1,000
  Pool # 210452
      9.500%                            05/01/18          117          125
  Pool # 250060
      7.500%                            06/01/24        4,137        4,159
  Pool # 322344
      7.500%                            09/01/25        2,296        2,301
  Pool # 250433
      7.500%                            01/01/26        4,253        4,261
  Pool # 346316
      7.500%                            05/01/26        2,359        2,366
  Pool # 407603
      7.500%                            12/01/27        1,028        1,028
  Pool # 413863
      7.500%                            12/01/27        5,295        5,293
  Pool # 420621
      7.500%                            12/01/27        3,964        3,961


                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par        Value
                           Maturity        (000)       (000)
                          ----------      -------     -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Pool # 417392
      6.500%               02/01/28      $ 1,222     $  1,168
  Pool # 435082
      6.000%               07/01/28        1,224        1,136
  Pool # 440148
      6.500%               08/01/28          996          951
  Pool # 446109
      7.500%               10/01/28        1,038        1,035
  Pool # 448509
      6.000%               11/01/28        4,786        4,486
  Pool # C00690
      6.000%               12/01/28        7,184        6,673
  Pool # C18901
      6.000%               12/01/28        1,962        1,822
  Pool # 252162
      6.500%               12/01/28        9,321        8,895
  Pool # 252212
      6.500%               01/01/29        3,481        3,321
  Pool # 484693
      6.000%               02/01/29       13,001       12,063
  Pool # 484699
      6.000%               02/01/29       17,586       16,316
  Pool # 484731
      6.000%               03/01/29          489          454
  Pool # 492335
      6.000%               05/01/29       10,858       10,071
  Pool # 494724
      6.500%               05/01/29        4,601        4,388
  Pool # 513370
      6.500%               08/01/29            4            4
  Pool # 441542
      7.500%               10/01/29        2,015        2,012
                                                     --------
                                                      104,271
                                                     --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.7%
  Pool # 22374
      8.000%               03/15/08           81           83
  Pool # 9244
      8.250%               04/20/17           47           48
  Pool # 9279
      8.250%               07/20/17          104          107
  Pool # 1388
      9.000%               02/20/19          125          132
  Pool # 164775
      9.500%               06/15/19           64           69
  Pool # 36473
      8.500%               11/15/21          100          104

                                            Par        Value
                           Maturity        (000)       (000)
                          ----------      -------     -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Pool # 303442
      8.500%               11/15/21        $  12      $    12
  Pool # 308571
      8.500%               05/15/21           80           83
  Pool # 310780
      8.500%               09/15/21           19           20
  Pool # 314586
      8.500%               11/15/21          166          173
  Pool # 315728
      8.500%               11/15/21          192          200
  Pool # 319999
      8.500%               07/15/22          102          106
  Pool # 321786
      8.500%               07/15/22          106          110
  Pool # 332285
      8.500%               07/15/22          141          147
  Pool # 325399
      7.500%               08/15/22            9            9
  Pool # 321563
      8.500%               08/15/22           32           34
  Pool # 304732
      7.500%               12/15/22          684          690
  Pool # 337049
      7.500%               04/15/23          357          360
  Pool # 348665
      7.500%               04/15/23          231          233
  Pool # 337062
      7.500%               05/15/23          234          235
  Pool # 331869
      7.500%               06/15/23          248          249
  Pool # 371437
      7.000%               11/15/23          177          174
  Pool # 483453
      6.500%               09/15/28        5,641        5,371
  Pool # 486516
      6.500%               09/15/28        8,626        8,213
  Pool # 482829
      6.500%               11/15/28        8,488        8,082
  Pool # 498652
      6.500%               04/15/29        2,417        2,301
  Pool # 480525
      7.000%               06/15/29        1,857        1,817
  Pool # 502768
      7.500%               09/01/29        2,951        2,949
  Pool # 505842
      7.500%               09/15/29        2,995        2,992

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par        Value
                           Maturity        (000)       (000)
                          ----------      -------     -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Pool # 507382
      7.500%               09/15/29      $ 5,027     $  5,023
  Pool # 510422
      7.500%               09/15/29       10,065       10,055
  Pool # 481632
      7.500%               11/15/29        3,710        3,707
                                                     --------
                                                       53,888
                                                     --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $187,362)                                    180,860
                                                     --------
U.S. TREASURY OBLIGATIONS -- 12.5%
U.S. Treasury Notes
      6.250%               10/31/01        6,755        6,787
      6.500%               05/15/05        2,880        2,919
      6.125%               08/15/07        9,630        9,539
TIPS
      3.875%#              01/15/09       15,201       14,893
      3.625%               04/15/28       19,699       18,038
                                                     --------
U.S. TREASURY BONDS
      6.250%               08/15/23       36,570       35,382
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $90,437)                                      87,558
                                                     --------
CASH EQUIVALENT -- 0.3%
  Goldman Sachs Financial Square
     Government Money Market Fund          2,408        2,408
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $2,408)                                        2,408
                                                     --------
TOTAL INVESTMENTS -- 99.5%
   (Cost $718,804)                                   $696,414
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.5%                                          3,262
                                                     --------

                                                       Value
                                                       (000)
                                                      -------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   71,771,666 outstanding shares
   of beneficial interest                            $733,431
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   348,386 outstanding shares
   of beneficial interest                               3,561
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   68,807 outstanding shares
   of beneficial interest                                 719
  Accumulated net realized loss on investments        (15,654)
  Net unrealized depreciation on investments          (22,390)
  Undistributed net investment income                       9
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $699,676
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $9.69
                                                     ========
NET ASSET VALUE, AND REDEMPTION
   PRICE PER SHARE-- CLASS A                            $9.71
                                                     ========
MAXIMUM PUBLIC OFFERING PRICE
   PER SHARE -- CLASS A ($9.71 / 95.25%)               $10.12
                                                     ========
NET ASSET VALUE, AND OFFERING
   PRICE PER SHARE -- CLASS B                           $9.70
                                                     ========

------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999.
(B) PRIVATE PLACEMENT SECURITY
(C) INTEREST ONLY SECURITY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
TBA -- TO BE ANNOUNCED
TIPS -- TREASURY INFLATION PROTECTED SECURITY

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA BOND FUND

For a Portfolio Share Outstanding Throughout Each Period

                                      For the Six Months
                                    Ended November 30, 1999                          For the Year Ended May 31,
                                          (Unaudited)                          1999                             1998
                                 -----------------------------     -----------------------------    ------------------------------
                                 Class I    Class A    Class B     Class I   Class A    Class B   Class I     Class A    Class B2
                                 --------   -------    -------     --------  -------    -------   --------    -------    --------
Net asset value, beginning
  of period                      $   9.96   $  9.98    $  9.97     $  10.27  $ 10.27    $ 10.26   $  10.02    $ 10.02     $10.35
                                 --------   -------    -------     --------  -------    -------   --------    -------     ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income             0.30      0.29       0.25         0.56     0.54       0.47       0.59       0.56       0.47
   Net gain/(loss) on securities
     (realized and unrealized)      (0.27)    (0.28)     (0.27)       (0.17)   (0.15)     (0.15)      0.25       0.25      (0.09)
                                 --------   -------    -------     --------  -------    -------   --------    -------     ------
   Total from investment
     operations                      0.03      0.01      (0.02)        0.39     0.39       0.32       0.84       0.81       0.38
                                 --------   -------    -------     --------  -------    -------   --------    -------     ------
LESS DISTRIBUTIONS
   Dividends from net investment
     income                         (0.30)    (0.28)     (0.25)       (0.56)   (0.54)     (0.47)     (0.59)     (0.56)     (0.47)
   Distributions from net realized
     capital gains                  (0.00)    (0.00)     (0.00)       (0.14)   (0.14)     (0.14)     (0.00)     (0.00)     (0.00)
   Distributions in excess of net
     realized capital gains         (0.00)    (0.00)     (0.00)       (0.00)   (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
                                 --------   -------    -------     --------  -------    -------   --------    -------     ------
   Total distributions              (0.30)    (0.28)     (0.25)       (0.70)   (0.68)     (0.61)     (0.59)     (0.56)     (0.47)
                                 --------   -------    -------     --------  -------    -------   --------    -------     ------
Net asset value, end of period   $   9.69   $  9.71    $  9.70     $   9.96   $ 9.98    $  9.97   $  10.27    $ 10.27     $10.26
                                 ========   =======    =======     ========  =======    =======   ========    =======     ======

TOTAL RETURN                         0.86%5    0.74%1,5   0.49%1,5     3.82%    3.77%1     3.06%1     8.55%      8.29%1     8.36%1,4
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in 000's)                     $695,625   $ 3,384    $   667     $758,713  $ 2,804     $  725   $132,620      $ 161     $    1
Ratio of expenses to average
  net assets                         0.74%4    0.99%4     1.70%4       0.70%    0.96%      1.66%      0.80%      1.05%      1.74%4
Ratio of net investment income to
  average net assets                 6.04%4    5.79%4     5.08%4       5.44%    5.18%      4.48%      5.72%      5.52%      2.71%4
Ratio of expenses to averagenet
  assets before fee waivers          0.74%4    0.99%4     1.70%4       0.70%    0.96%      1.66%      0.80%      1.05%      1.74%4
Ratio of net investment income to
  average netassets before
  fee waivers                        6.04%4    5.79%4     5.08%4       5.44%    5.18%      4.48%      5.72%      5.52%      2.71%4
Portfolio turnover rate                62%       62%        62%         270%     270%       270%       220%       220%       220%


                                  For the Year Ended        For the      For the      For the
                                        May 31,             Period        Year        Period
                                         1997                Ended        Ended        Ended
                                 --------------------       May 31,     April 30,    April 30,
                                 Class I3    Class A2        1996(3)      1996(3)      1995(3)
                                 --------    --------       ------      --------     --------
Net asset value, beginning
  of period                       $  9.97     $  9.97       $ 10.04     $ 10.02      $ 10.00
                                  -------     -------       -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income             0.59        0.41          0.05        0.64         0.44
   Net gain/(loss) on securities
     (realized and unrealized)       0.13        0.13         (0.07)       0.07         0.02
                                  -------     -------       -------     -------      -------
   Total from investment
     operations                      0.72        0.54         (0.02)       0.71         0.46
                                  -------     -------       -------     -------      -------
LESS DISTRIBUTIONS
   Dividends from net investment
     income                         (0.59)      (0.41)        (0.05)      (0.64)       (0.44)
   Distributions from net realized
     capital gains                  (0.00)      (0.00)        (0.00)      (0.05)       (0.00)
   Distributions in excess of net
     realized capital gains         (0.08)      (0.08)        (0.00)      (0.00)       (0.00)
                                  -------     -------       -------     -------      -------
   Total distributions              (0.67)      (0.49)        (0.05)      (0.69)       (0.44)
                                  -------     -------       -------     -------      -------
Net asset value, end of period    $ 10.02     $ 10.02       $  9.97     $ 10.04      $ 10.02
                                  -------     -------       -------     -------      -------

TOTAL RETURN                         7.41%       7.22%1,4     (0.19)%1,5   7.09%1       4.75%1,5
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in 000's)                      $91,161     $    23       $88,829     $89,901      $53,316
Ratio of expenses to average
  net assets                         0.83%       1.07%4        0.85%4      0.85%        0.85%4
Ratio of net investment income to
  average net assets                 5.83%       5.64%4        5.88%4      6.20%        6.17%4
Ratio of expenses to average net
  assets before fee waivers          0.96%       1.07%4        1.25%4      1.25%        1.33%4
Ratio of net investment income to
  average net assets before
  fee waivers                        5.71%       5.64%4        5.48%4      5.80%        5.69%4
Portfolio turnover rate                96%         96%            2%         94%         172%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS A AND CLASS B COMMENCED OPERATIONS ON SEPTEMBER 11, 1996 AND JANUARY 6,
  1998, RESPECTIVELY.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF A PREDECESSOR FUND THROUGH
  SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST
  10, 1994.
  DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.
4 ANNUALIZED.
5 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA ENHANCED INCOME FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par         Value
                           Maturity        (000)        (000)
                          ---------       -------      -------
CORPORATE BONDS -- 30.7%
BANKS -- 2.9%
  First Chicago
     10.250%               05/01/05       $  900       $  940
  First Union
      8.125%               06/24/02        1,400        1,440
                                                       ------
                                                        2,380
                                                       ------
BEAUTY PRODUCTS -- 2.1%
  Dial del Note
      6.625%               06/15/03        1,800        1,762
                                                       ------
COMPUTER SOFTWARE -- 1.2%
  Computer Associates
      6.250%               04/15/03        1,025          989
                                                       ------
CONSULTING SERVICES -- 1.3%
  CSC Enterprises
      6.500%               11/15/01        1,100        1,096
                                                       ------
DEFENSE -- 1.3%
  Raytheon
      5.950%               03/15/01        1,100        1,083
                                                       ------
ENVIRONMENTAL SERVICES -- 2.1%
  Browning Ferris
      6.080%               01/18/00        1,700        1,696
                                                       ------
EURO BOND -- 2.2%
  Hydro Quebec (A)
      5.813%               07/31/02        1,850        1,832
                                                       ------
FINANCIAL SERVICES -- 2.4%
  Case Credit
      6.120%               08/01/01        1,000          989
  Ford Motor Credit
      6.550%               09/10/02        1,000          991
                                                       ------
                                                        1,980
                                                       ------
INDUSTRIAL -- 0.7%
  Monsanto-Esop
      7.090%               12/15/00          600          601
                                                       ------
LEASING & RENTING -- 1.4%
  Comdisco
      5.950%               04/30/02        1,235        1,195
                                                       ------
PAPER & PAPER PRODUCTS -- 1.9%
  Champion International
      9.700%               05/01/01        1,500        1,551
                                                       ------
REAL ESTATE INVESTMENT TRUSTS -- 5.6%
  Franchise Financial America
      7.000%               11/30/00        1,810        1,800

                                           Par         Value
                           Maturity        (000)        (000)
                           --------       -------      ------
CORPORATE BONDS -- CONTINUED
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
  Prime Property Funding,
    Series II (B)
      6.800%               08/15/02       $1,000      $   986
      7.000%               08/15/04          840          821
  Weingarten Realty
      6.000%               08/10/01        1,000          989
                                                      -------
                                                        4,596
                                                      -------
RETAIL -- 1.6%
  Limited, Callable
    12/10/99 @100 (A)
      6.381%               05/22/01        1,300        1,297
                                                      -------
TRANSPORTATION -- 1.8%
  General American
    Transportation
     10.125%               03/15/02        1,400        1,488
                                                      -------
TRUCKING -- 2.1%
  JB Hunt
      6.000%               12/12/00        1,750        1,730
                                                      -------
TOTAL CORPORATE BONDS
   (Cost $25,558)                                      25,276
                                                      -------
ASSET BACKED SECURITIES -- 43.0%
  AESOP Funding, Series 1997-1,
    Class A1
      6.220%               10/20/01          915          906
  Bombardier Capital Mortgage
    Securitization,
    Series 1999-B,
    Class A3
      7.180%               12/15/15        1,335        1,337
  Capital Equipment,
     Series 1997-1,
     Class A4
      6.190%               02/15/02        2,855        2,836
  Champion Home
    Equity Loan,
    Series 1998-1,
    Class A2
      8.120%               09/25/01        6,000          786
  Citibank Credit
    Card Master Trust,
    Series 1996-1,
    Class A (C)
      0.000%               02/07/03        1,260        1,166
  Copelco Capital Funding,
    Series 1997-A, Class A4
      6.470%               04/20/05        2,490        2,466
  Countrywide Home Loans,
    Series 1997-8, Class A2
      6.750%               01/25/28        2,910        2,903

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA ENHANCED INCOME FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
ASSET BACKED SECURITIES -- CONTINUED
  Discover Card,
    Series 1998-4A,
    Class A
      5.750%               10/16/03      $ 1,060      $ 1,030
  Empire Funding,
    Series1999-1,
    Class A3
      6.440%               04/25/13        1,500        1,463
  Flagship Auto Receivables
    Owner Trust,
    Series 1999-2,
    Class A3
      6.835%               11/18/04        3,000        2,993
  Green Tree Home Equity
    Loan Trust,
    Series 1999-D,
    Class A-7
      6.500%               09/15/30       50,000        4,193
  Household Automobile
    Revolving Trust I,
    Series 1998-1 Cl A3 (A)
      5.858%               07/17/03        1,250        1,240
  Merrill Lynch Mortgage
    Investors,
    Series 1998-GN1,
    Class A1
      7.110%               08/25/27           21           20
  Metlife Capital Equipment
    Loan Trust,
    Series 1997-A,
    Class A
      6.850%               05/20/08          910          908
  New Century Home Equity
    Loan Trust,
    Series 1997-NC6,
    Class A6
      7.010%               05/25/26        1,500        1,482
  Oakwood Mortgage,
    Series 1997-B,
    Class B
      6.950%               08/15/27        2,000        1,992
  Pegasus Aviation Lease
    Securitization,
    Series 1999-1,
    Class A1 (B)
      6.300%               03/25/29        1,378        1,336
  PNC Student Loan
    Trust I,
    Series 1997-2,
    Class A4
      6.446%               01/25/02          915          914
  Sears Credit
    Account Master
    Trust, Series 1996-4,
    Class A
      6.450%               10/16/06          790          785
  Westo, Series 1999-A,
    Class A4
      5.700%               11/20/03        2,750        2,687
  World Omni Automobile
    Lease Securitization
    Trust, Series 1997,
    Class A3 (B)
      5.962%               08/14/01        1,410        1,399

                                           Par         Value
                           Maturity        (000)       (000)
                           --------       -------      ------
ASSET BACKED SECURITIES -- CONTINUED
  World Omni Automobile
    Lease Securitization Trust,
    Series 1997-A, Class A3
      6.850%               06/25/03       $  589      $   594
                                                      -------
TOTAL ASSET BACKED SECURITIES
   (Cost $35,807)                                      35,436
                                                      -------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 5.6%
  Evans Withycombe,
    Series 1, Class A
      7.980%               08/01/01        1,395        1,435
  Merrill Lynch Mortgage
    Investors,
    Series 1996-C1,
    Class A1
      7.150%               04/25/28        1,122        1,120
  Residential Asset
    Securitization
    Trust, Series 1997-A1,
    Class A1
      7.000%               03/25/27          589          587
  Vendee Mortgage Trust,
    Series 1999-2, Class LJ
      6.500%               01/15/06        1,500        1,464
                                                      -------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $4,664)                                        4,606
                                                      -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
  Federal Home Loan Mortgage
    Corporation #
      6.250%               10/15/02        3,000        2,987
  Federal National Mortgage
    Association
    Pool # 426798
      7.500%               07/01/08        1,394        1,414
  Federal National Mortgage
    Association,
    Series 1997-26, Class E
      5.000%               11/18/20        1,008          997
  Small Business Administration
    Pool # 503115
      9.225%               04/25/09          258          274
                                                      -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $5,698)                                        5,672
                                                      -------
U.S. TREASURY OBLIGATIONS -- 11.1%
  U.S. Treasury Note #
      6.250%               10/31/01        5,200        5,223
      5.750%               08/15/03        4,000        3,951
                                                      -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $9,213)                                        9,174
                                                      -------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA ENHANCED INCOME FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                                          (000)        (000)
                                         -------      -------
CASH EQUIVALENT -- 0.8%
  Fidelity Domestic Money Market
    Fund                                    $680      $   680
                                                      -------
TOTAL CASH EQUIVALENT
   (Cost $680)                                            680
                                                      -------
TOTAL INVESTMENTS -- 98.1%
   (Cost $81,620)                                     $80,844
                                                      =======
OTHER ASSETS AND LIABILITIES,
   NET -- 1.9%                                            572
                                                      -------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based
   8,178,251 on outstanding shares
   of beneficial interest                              81,984
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   53,367 outstanding shares
   of beneficial interest                                 546
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   14,090 outstanding shares
   of beneficial interest                                 140
  Accumulated net realized loss on investments           (470)
  Net unrealized depreciation on investments             (776)
  Overdistributed net investment income                    (8)
                                                      -------
TOTAL NET ASSETS -- 100.0%                            $81,416
                                                      =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $9.88
                                                      =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                            $9.91
                                                      =======
MAXIMUM OFFERING PRICE PER
   SHARE-- CLASS A ($9.91 / 97.25%)                    $10.19
                                                      =======
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- CLASS B                                 $9.91
                                                      =======
------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999
(B) PRIVATE PLACEMENT SECURITY
(C) ZERO COUPON BOND
MTN -- MEDIUM TERM NOTE

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA ENHANCED INCOME FUND

For a Portfolio Share Outstanding Throughout Each Period

                                                 For the Six Months
                                              Ended November 30, 1999               For the Year Ended May 31,
                                                   (Unaudited)                      1999                 1998
                                         -------------------------------     ------------------    -----------------
                                         Class I     Class A    Class B2     Class I    Class A    Class I   Class A
                                         -------     -------    --------     -------    -------    -------   -------
Net asset value, beginning of period     $  9.96     $  9.99      $ 9.92     $ 10.06     $10.08    $  9.99    $10.00
                                         -------     -------     -------     -------     ------    -------    ------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.28        0.27        0.14        0.56       0.56       0.57      0.57
   Net gain/(loss) on securities
      (realized and unrealized)            (0.08)      (0.08)      (0.08)      (0.05)     (0.05)      0.08      0.09
                                         -------     -------     -------     -------     ------    -------    ------
       Total from investment operations     0.20        0.19        0.13        0.51       0.51       0.65      0.66
                                         -------     -------     -------     -------     ------    -------    ------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                     (0.28)      (0.27)      (0.14)      (0.56)     (0.55)     (0.57)    (0.57)
   Dividends in excess of net
     investment income                     (0.00)      (0.00)      (0.00)       0.00       0.00      (0.00)    (0.00)
   Distributions of net realized
     capital gains                         (0.00)      (0.00)      (0.00)      (0.05)     (0.05)     (0.01)    (0.01)
                                         -------     -------     -------     -------     ------    -------    ------
     Total distributions                   (0.28)      (0.27)      (0.14)      (0.61)     (0.60)     (0.58)    (0.58)
                                         -------     -------     -------     -------     ------    -------    ------
Net asset value, end of period           $  9.88     $  9.91     $  9.91     $  9.96     $ 9.99    $ 10.06    $10.08
                                         =======     =======     =======     =======     ======    =======    ======
TOTAL RETURN                                2.29%6      2.27%1,6    1.47%1,6    5.14%      4.94%1,6   6.68%     6.68%1,6
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)  $80,751     $   526     $   139     $72,291     $  550    $71,888    $  559
   Ratio of expenses to average net assets  0.48%5      0.58%5      1.33%5      0.43%5     0.53%      0.33%     0.41%
   Ratio of net investment income to
      average net assets                    5.61%5      5.51%5      4.76%5      5.49%5     5.39%      5.69%     5.65%
   Ratio of expenses to average net assets
      before fee waivers                    0.58%5      0.68%5      1.43%5      0.65%5     0.75%      0.69%     0.80%
   Ratio of net investment income to
      average net assets before
     fee waivers                            5.51%5      5.41%5      4.66%5      4.66%5     5.17%      5.33%     5.26%
   Portfolio turnover rate                    52%         52%         52%        190%       190%       135%      135%


                                                                                     For the Period
                                                For the Year Ended May 31,            Ended May 31,
                                                1997                1996                  1995
                                         -----------------    -----------------    -----------------
                                          Class I  Class A    Class I   Class A    Class I2  Class A2
                                         --------  -------    -------   -------    -------   -------
Net asset value, beginning of period     $  10.01   $10.02    $ 10.16    $10.18    $ 10.00    $10.10
                                         --------   ------    -------    ------    -------    ------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                     0.58     0.57       0.58      0.56       0.51(4)   0.43(4)
   Net gain/(loss) on securities
      (realized and unrealized)              0.01     0.01      (0.05)    (0.05)      0.06      0.06
                                         --------   ------    -------    ------    -------    ------
       Total from investment operations      0.59     0.58       0.53      0.51       0.57      0.49
                                         --------   ------    -------    ------    -------    ------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                      (0.58)   (0.57)     (0.58)    (0.56)     (0.41)    (0.41)
   Dividends in excess of net
     investment income                      (0.00)   (0.00)     (0.10)    (0.11)     (0.00)    (0.00)
   Distributions of net realized
     capital gains                          (0.03)   (0.03)     (0.00)    (0.00)     (0.00)    (0.00)
                                         --------   ------    -------    ------    -------    ------
     Total distributions                    (0.61)   (0.60)     (0.68)    (0.67)     (0.41)    (0.41)
                                         --------   ------    -------    ------    -------    ------
Net asset value, end of period           $   9.99   $10.00    $ 10.01    $10.02    $ 10.16    $10.18
                                         ========   ======    =======    ======    =======    ======
TOTAL RETURN                                 6.02%    5.91%1,6   5.36%     5.13%1,6   6.54%1,3  6.84%1,3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)  $ 61,031   $2,051    $66,918    $1,718    $60,467    $2,547
   Ratio of expenses to average net assets   0.21%    0.31%      0.23%     0.33%      0.21%5    0.32%5
   Ratio of net investment income to
      average net assets                     5.74%    5.63%      5.72%     5.55%      5.70%5    5.89%5
   Ratio of expenses to average net assets
      before fee waivers                     0.66%    0.75%      0.70%     0.80%      0.71%5    0.79%5
   Ratio of net investment income to
      average net assets before
     fee waivers                             5.29%    5.18%      5.25%     5.08%      5.20%5    5.42%5
   Portfolio turnover rate                    225%     225%        98%       98%        36%       36%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON JULY 7, 1994, SEPTEMBER
  9, 1994 AND AUGUST 11, 1999, RESPECTIVELY.
3 TOTAL RETURNS HAVE BEEN ANNUALIZED BASED UPON THE PERIOD FROM EACH CLASS'
  COMMENCEMENT DATE THROUGH MAY 31, 1995. GROSS TOTAL RETURNS OF THE
  CLASS I AND CLASS A FOR THE PERIOD WERE 5.87% AND 4.92%, RESPECTIVELY.
4 CALCULATION BASED UPON AVERAGE SHARES OUTSTANDING.
5 ANNUALIZED.
6 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN
  ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA GNMA FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                           Maturity       (000)        (000)
                           --------      -------      -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 88.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.3%
  Pool # 397814
      6.500%               12/01/12      $ 1,446      $ 1,428
  Pool # 408074
      6.500%               12/01/12          136          133
  Pool # 417392
      6.500%               02/01/28          899          860
                                                      -------
                                                        2,421
                                                      -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 86.3%
  Pool # 5147
      7.250%               11/15/04           91           91
  Pool # 90069
      9.000%               05/15/09           43           46
  Pool # 90223
      9.000%               05/15/09           37           39
  Pool # 90250
      9.000%               05/15/09           60           63
  Pool # 90332
      9.000%               05/15/09           30           32
  Pool # 90626
      9.000%               05/15/09           31           33
  Pool # 90923
      9.000%               05/15/09           79           83
  Pool # 90337
      9.000%               06/15/09           45           47
  Pool # 419305
      7.000%               12/15/10        1,063        1,065
  Pool # 780807
      7.000%               06/15/11        1,768        1,772
  Pool # 162246
      9.000%               06/15/16           19           20
  Pool # 608
      9.000%               08/20/16          749          787
  Pool # 200669
      8.500%               01/15/17           80           83
  Pool # 183426
      8.500%               02/15/17           66           69
  Pool # 206979
      8.500%               02/15/17           35           37
  Pool # 210565
      8.000%               03/15/17           12           12
  Pool # 203154
      8.500%               03/15/17           60           63
  Pool # 212306
      8.500%               03/15/17           60           63
  Pool # 208540
      8.000%               04/15/17           49           50
  Pool # 202955
      8.500%               04/15/17           54           57
  Pool # 228869
      8.500%               04/15/17          732          763

                                           Par         Value
                           Maturity       (000)        (000)
                           --------      -------      -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Pool # 199649
      8.000%               05/15/17        $  23      $    23
  Pool # 202671
      8.000%               05/15/17           17           17
  Pool # 216632
      8.500%               05/15/17           40           42
  Pool # 209632
      9.000%               05/15/17           49           52
  Pool # 220950
      9.000%               06/15/17          289          307
  Pool # 213458
      8.000%               07/15/17           30           31
  Pool # 231935
      9.000%               08/15/17           92           98
  Pool # 780048
      8.500%               11/15/17          226          234
  Pool # 289354
      9.000%               07/15/20          111          118
  Pool # 248132
      8.500%               06/15/21          106          111
  Pool # 300698
      9.000%               06/15/21          195          208
  Pool # 301286
      8.500%               04/15/21          116          121
  Pool # 302597
      8.500%               05/15/21           15           15
  Pool # 312919
      8.500%               11/15/21          266          277
  Pool # 314292
      8.500%               11/15/21          120          125
  Pool # 316989
      8.500%               12/15/21           82           85
  Pool # 303772
      8.500%               02/15/22           97          101
  Pool # 327085
      7.500%               05/15/22           19           20
  Pool # 333977
      7.500%               09/15/22           44           44
  Pool # 334116
      7.500%               10/15/22          195          197
  Pool # 336541
      7.500%               10/15/22           16           16
  Pool # 320229
      7.500%               12/15/22          170          171
  Pool # 340307
      7.500%               02/15/23          176          177
  Pool # 4280
      8.500%               02/15/23        1,696        1,768
  Pool # 329620
      7.500%               04/15/23        1,950        1,964

                             See Accompanying Notes
                                       57

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA GNMA FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                           Maturity       (000)        (000)
                           --------      -------      -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Pool # 348778
      7.500%               04/15/23       $  221      $   223
  Pool # 352189
      7.500%               04/15/23           14           14
  Pool # 352217
      7.500%               04/15/23        3,541        3,567
  Pool # 340792
      7.500%               05/15/23           18           18
  Pool # 354106
      7.500%               05/15/23           28           28
  Pool # 338766
      7.500%               06/15/23          217          219
  Pool # 266878
      7.500%               07/15/23          302          304
  Pool # 352143
      7.500%               07/15/23           16           17
  Pool # 352144
      7.500%               07/15/23          207          209
  Pool # 353185
      7.500%               07/15/23        2,793        2,791
  Pool # 359600
      7.500%               07/15/23           55           55
  Pool # 364258
      7.500%               07/15/23           88           88
  Pool # 352724
      7.500%               08/15/23          106          107
  Pool # 357235
      7.500%               10/15/23          426          429
  Pool # 358845
      7.500%               10/15/23          135          136
  Pool # 362619
      7.500%               10/15/23          290          292
  Pool # 370019
      7.500%               10/15/23           86           87
  Pool # 358308
      7.500%               01/15/24          192          193
  Pool # 374876
      7.500%               01/15/24          185          186
  Pool # 369696
      7.500%               02/15/24          135          136
  Pool # 388741
      7.500%               04/15/24          167          168
  Pool # 384077
      8.000%               04/15/24          438          449
  Pool # 385654
      8.000%               04/15/24          551          564
  Pool # 353023
      7.500%               06/15/24          187          188
  Pool # 371816
      7.500%               06/15/24           88           88

                                           Par         Value
                           Maturity       (000)        (000)
                           --------      -------      -------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Pool # 32767
      9.000%               11/15/24      $ 1,392      $ 1,482
  Pool # 412760
      8.750%               06/15/25          146          153
  Pool # 412663
      8.000%               09/15/26        2,259        2,309
  Pool # 780618
      8.000%               08/15/27        1,285        1,310
  Pool # 427794
      7.000%               01/15/28        5,315        5,191
  Pool # 478016
      6.500%               06/15/28        1,418        1,350
  Pool # 462641
      6.000%               07/15/28        2,885        2,665
  Pool # 433881
      6.500%               07/15/28          313          298
  Pool # 450934
      6.500%               07/15/28          623          593
  Pool # 466002
      6.500%               07/15/28          685          652
  Pool # 476113
      6.500%               07/15/28        1,942        1,849
  Pool # 480411
      6.500%               07/15/28          594          566
  Pool # 480412
      6.500%               07/15/28          549          523
  Pool # 480451
      6.500%               07/15/28        2,189        2,084
  Pool # 446699
      6.000%               08/15/28        1,478        1,365
  Pool # 465549
      6.500%               08/15/28        1,563        1,488
  Pool # 486468
      7.000%               08/15/28        3,595        3,511
  Pool # 2673
      6.500%               11/20/28        3,383        3,206
  Pool # 469795
      7.000%               12/15/28        2,741        2,685
  Pool # 464488
      6.000%               01/15/29        3,986        3,682
  Pool # 483887
      6.000%               01/15/29        1,999        1,847
  Pool # 495838
      7.000%               01/15/29        2,865        2,805
  Pool # 464628
      6.500%               03/15/29        3,989        3,798
  Pool # 501561
      6.500%               03/15/29        2,456        2,339
  Pool # 472946
      6.500%               05/15/29        2,486        2,367

                             See Accompanying Notes
                                       58

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA GNMA FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                           Maturity       (000)        (000)
                           --------      -------      -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
  Pool # 480525
      7.000%               06/15/29      $ 3,714      $ 3,634
  Pool # 506302
      6.500%               07/15/29        2,000        1,904
  Pool # 468370
      6.500%               07/15/29          998          950
  Pool # 514262
      6.500%               07/15/29        1,751        1,667
  Pool # 518121
      7.000%               09/15/29        2,997        2,931
  Pool # 505842
      7.500%               09/15/29        3,410        3,406
  Pool # 510422
      7.500%               09/15/29        3,495        3,491
                                                      -------
                                                       90,254
                                                      -------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $94,522)                                      92,675
                                                      -------
ASSET BACKED SECURITIES -- 1.0%
  The Money Store
    Home Equity Trust,
    Series 1998-A,
    Class AV (A)
      5.610%               06/15/29        1,062        1,061
                                                      -------
TOTAL ASSET BACKED SECURITIES
   (Cost $1,062)                                        1,061
                                                      -------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 6.7%
  BA Mortgage Securities,
    Series 1997-2, Class A6
      7.250%               10/25/27        2,139        2,087
  Credit Suisse First
    Boston Mortgage
    Securities, Series 1997-C1,
    Class A1C
      7.240%               04/20/07        1,100        1,082
  GE Capital Mortgage,
    Series 1999-1, Class A1
      6.500%               01/25/29        1,126        1,036
  Residential Funding
    Mortgage
    Securities I,
    Series 1992-S31,
    Class A5
      7.500%               09/25/07        2,111        2,115
  Residential Funding
    Mortgage Securities I,
    Series 1998-S13,
    Class A21
      6.750%               06/25/28          730          671
                                                      -------

                                           Par         Value
                           Maturity       (000)        (000)
                           --------      -------      -------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $7,309)                                     $  6,991
                                                     --------
U.S. TREASURY OBLIGATIONS -- 1.0%
  U.S. Treasury Note
      6.250%               10/31/01      $ 1,000        1,005
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,011)                                        1,005
                                                     --------
CASH EQUIVALENT -- 2.6%
  Goldman Sachs Financial Square
    Government Money Market Fund           2,754        2,754
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $2,754)                                        2,754
                                                     --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $106,658)                                   $104,486
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                            145
                                                     --------
NET ASSETS:
  Portfolio shares of Class I (unlimited
   authorization -- no par value) based on
   10,444,645 shares of beneficial
   interest                                           106,054
  Portfolio shares of Class A (unlimited
   authorization -- no par value) based
   on 12,974 shares of beneficial interest              1,291
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 7,848 shares of beneficial interest                  78
  Accumulated net realized loss on investments           (607)
  Net unrealized depreciation on investments           (2,172)
  Overdistributed net investment income                   (13)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $104,631
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $9.89
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $9.90
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($9.90 / 95.25%)                   $10.39
                                                     ========
NET ASSET VALUE & OFFERING PRICE
   PER SHARE -- CLASS B                                 $9.90
                                                     ========


------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999.

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA GNMA FUND

For a Portfolio Share Outstanding Throughout Each Period

                                                    For the Six Months
                                                 Ended November 30, 1999           For the Year Ended May 31,
                                                        (Unaudited)                1999                 1998
                                              -----------------------------  -----------------    -----------------
                                              Class I     Class A  Class B2  Class I   Class A    Class I   Class A
                                              --------    -------  -------   -------   -------    -------   -------
Net asset value, beginning of period          $  10.10    $ 10.10  $  9.87   $ 10.36   $ 10.36    $ 10.15    $10.15
                                              --------    -------    -----   -------    ------    -------    ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.29       0.28     0.14      0.61      0.59       0.61      0.58
   Net gain/(loss) on securities
     (realized and unrealized)                   (0.21)     (0.20)    0.03     (0.20)    (0.20)      0.31      0.31
                                              --------    -------    -----   -------    ------    -------    ------
     Total from investment operations             0.08       0.08     0.17      0.41      0.39       0.92      0.89
                                              --------    -------    -----   -------    ------    -------    ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.29)     (0.28)   (0.14)    (0.60)    (0.58)     (0.61)    (0.58)
   Dividends from net realized capital gains     (0.00)     (0.00)   (0.00)    (0.07)    (0.07)     (0.10)    (0.10)
   Distributions in excess of net
     realized capital gains                      (0.00)     (0.00)   (0.00)    (0.00)    (0.00)     (0.00)    (0.00)
                                              --------    -------    -----   -------    ------    -------    ------
     Total distributions                         (0.29)     (0.28)   (0.14)    (0.67)    (0.65)     (0.71)    (0.68)
                                              --------    -------    -----   -------    ------    -------    ------
     Net asset value, end of period            $  9.89    $  9.90  $  9.90   $ 10.10   $ 10.10    $ 10.36    $10.36
                                              ========    =======  =======   =======   =======    =======    ======
TOTAL RETURN                                      1.35%5     1.33%1,5 2.90%1,5  4.02%     3.77%1     9.17%     8.90%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)       $103,326    $ 1,227     $ 78   $96,808    $1,497    $83,624    $  549
   Ratio of expenses to average net assets        0.77%4     1.02%4   1.77%4    0.78%     1.03%      0.84%     1.09%
   Ratio of net investment income to
     average net assets                           5.88%4     5.63%4   4.88%4    5.92%     5.67%      5.83%     5.54%
   Ratio of expenses to average net assets
     before fee waivers                           0.77%4     1.02%4   1.69%4    0.78%     1.03%      0.84%     1.09%
   Ratio of net investment income to average
     net assets before fee waivers                5.88%4     5.63%4   1.77%4    5.92%     5.67%      5.83%     5.54%
   Portfolio turnover rate                          42%        42%      42%       85%       85%       291%      291%


                                                   For the Year     For the    For the    For the
                                                   Ended May 31,     Period      Year      Period
                                                       1997          Ended      Ended      Ended
                                                -----------------    May 31,   April 30,  April 30,
                                                Class I3  Class A2    1996(3)    1996(3)    1995(3)
                                                -------   -------    -------    -------    -------
Net asset value, beginning of period            $ 10.03    $10.02    $ 10.12    $ 10.16    $ 10.00
                                                -------    ------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.65      0.45       0.05       0.66       0.48
   Net gain/(loss) on securities
     (realized and unrealized)                     0.22      0.23      (0.09)      0.14       0.16
                                                -------    ------    -------    -------    -------
     Total from investment operations              0.87      0.68      (0.04)      0.80       0.64
                                                -------    ------    -------    -------    -------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.65)    (0.45)     (0.05)     (0.66)     (0.48)
   Dividends from net realized capital gains      (0.01)    (0.01)     (0.00)     (0.18)     (0.00)
   Distributions in excess of net
     realized capital gains                       (0.09)    (0.09)     (0.00)     (0.00)     (0.00)
                                                -------    ------    -------    -------    -------
     Total distributions                          (0.75)    (0.55)     (0.05)     (0.84)     (0.48)
                                                -------    ------    -------    -------    -------
     Net asset value, end of period             $ 10.15    $10.15    $ 10.03    $ 10.12    $ 10.16
                                                =======    ======    =======    =======    =======
TOTAL RETURN                                       9.03%     8.83%1,4  (0.35)%1,5  7.97%1     6.61%4,5
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)         $64,501    $  128    $60,532    $62,161    $42,212
   Ratio of expenses to average net assets         0.86%     1.12%4     0.85%1     0.85%      0.85%4
   Ratio of net investment income to
     average net assets                            6.45%     6.17%4     6.33%1     6.30%      6.68%4
   Ratio of expenses to average net assets
     before fee waivers                            1.01%     1.12%4     1.28%1     1.29%      1.40%4
   Ratio of net investment income to average
     net assets before fee waivers                 6.30%     6.17%4     5.90%1     5.86%      6.13%4
   Portfolio turnover rate                           57%       57%         1%       149%       226%


1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS A AND CLASS B COMMENCED OPERATIONS ON SEPTEMBER 11, 1996 AND AUGUST 11,
  1999 RESPECTIVELY.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND
  THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.
4 ANNUALIZED.
5 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA INTERMEDIATE BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                           Maturity       (000)        (000)
                           --------      -------     --------
CORPORATE BONDS -- 37.5%
BANKS -- 2.8%
  First Maryland Bancorp
      7.200%               07/01/07      $ 2,500     $  2,463
  First Union
      6.950%               11/01/04        3,375        3,354
  HSBC Holding
      7.500%               07/15/09        1,580        1,584
  Huntington National
      7.625%               01/15/03          500          506
  Northern Trust
      7.300%               09/15/06          500          499
                                                     --------
                                                        8,406
                                                     --------
CHEMICALS -- 1.2%
  Lubrizol
      5.875%               12/01/08        4,000        3,580
  Monsanto (B)
      5.375%               12/01/01        1,175        1,146
                                                     --------
                                                        4,726
                                                     --------
COMPUTER SOFTWARE -- 1.5%
  Computer Associates
      6.250%               04/15/03        5,970        5,761
                                                     --------
DRUGS & HEALTH CARE -- 0.2%
  Amgen
      6.210%               08/27/03          500          473
                                                     --------
FINANCIAL SERVICES -- 5.8%
  Ford Motor Credit Global
      6.700%               07/16/04        2,550        2,521
  GMAC
      7.125%               05/01/03        5,000        5,025
  Goldman Sachs
      6.650%               05/15/09        5,120        4,826
  Ikon Capital
      6.730%               06/15/01        5,000        4,913
  US Leasing Capital
      6.625%               05/15/03          300          297
                                                     --------
                                                       17,582
                                                     --------
GAS & NATURAL GAS -- 0.8%
  Northen Illinois
      6.450%               08/01/01        1,500        1,496
  Williams Companies
      6.200%               08/01/02          820          798
                                                     --------
                                                        2,294
                                                     --------
INSURANCE -- 0.1%
  Saint Paul
      6.170%               01/15/01          300          298
                                                     --------
LEASING & RENTING -- 1.0%
  Comdisco
      6.000%               01/30/02        3,200        3,108
                                                     --------

                                           Par          Value
                          Maturity        (000)         (000)
                         -------------    -----       -------
CORPORATE BONDS -- CONTINUED
LEISURE & RECREATIONAL PRODUCTS -- 1.0%
  Brunswick
      6.750%               12/15/06      $ 3,150     $  2,985
                                                     --------
MACHINERY -- 0.6%
  Cummins Engine
      6.450%               03/01/05        2,100        1,985
                                                     --------
MISCELLANEOUS BUSINESS SERVICES -- 1.1%
  Sun Microsystems
      7.000%               08/15/02        3,325        3,329
                                                     --------
MISCELLANEOUS CONSUMER SERVICES -- 1.7%
  Service Corporate, International
      6.375%               10/01/00        5,245        5,107
                                                     --------
PETROLEUM REFINING -- 1.8%
  Sun Petroleum
      7.125%               03/15/04        5,490        5,394
                                                     --------
PRINTING & PUBLISHING -- 1.2%
  Scholastic
      7.000%               12/15/03        3,600        3,537
                                                     --------
REAL ESTATE INVESTMENT TRUST -- 9.0%
  Bradley Operating Partnership
      7.000%               11/15/04        1,200        1,141
  Commercial Net
    Lease Realty
      8.125%               06/15/04        2,000        1,963
  EOP Operating
      6.625%               02/15/05        3,190        3,015
  Federal Realty
    Investors Trust
      6.990%               03/10/06        1,550        1,419
  Gables Realty
      6.800%               03/15/05        5,025        4,747
  Mack-Cali Realty
      7.000%               03/15/04        5,150        4,989
  New Plan Excel
    Realty Trust
      6.875%               10/15/04        3,670        3,592
  Prime Property Funding,
    Series II (B)
      6.800%               08/15/02        5,000        4,932
  United Dominion
    Realty Trust
      7.730%               04/05/05        1,600        1,547
                                                     --------
                                                       27,345
                                                     --------
REPAIR SERVICES -- 1.6%
  Hertz
      7.000%               05/01/02        1,000        1,004
  Ryder System
      6.600%               11/15/05        4,000        3,780
                                                     --------
                                                        4,784
                                                     --------
RUBBER & PLASTIC -- 1.6%
  Armstrong World
      6.350%               08/15/03        4,965        4,816
                                                     --------
STEEL & STEEL WORKS -- 1.8%
  Worthington Industries
      7.125%               05/15/06        5,605        5,444
                                                     --------
                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA INTERMEDIATE BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                                       Par          Value
                                      Maturity        (000)         (000)
                                     -------------    -----       --------
CORPORATE BONDS -- CONTINUED
TAXABLE MUNICIPAL OBLIGATION -- 0.1%
  Westview School (C)
      6.400%                           09/01/05       $  200     $    192
                                                                 --------
TELEPHONE & TELECOMMUNICATION -- 1.3%
  AT&T
      5.625%                           03/15/04        4,085        3,901
                                                                 --------
TRUCKING -- 1.0%
  JB Hunt
      6.000%                           12/12/00        3,200        3,164
                                                                 --------
TOTAL CORPORATE BONDS
   (Cost $117,787)                                                114,631
                                                                 --------
ASSET BACKED SECURITIES -- 22.1%
  Amresco Securitized Net Interest
    Margin, Series 1999-1A, Class A
      9.100%                           09/27/29        3,579        3,498
  Bombardier Capital Mortgage
    Securitization, Series 1999-B,
    Class A3
      7.180%                           12/15/15        4,000        4,005
  Case Equipment Loan Trust,
    Series 1998-C, Class A4
      5.610%                           04/15/05        7,950        7,751
  Contimortgage Home Equity
    Loan Trust, Series 1998-2,
    Class A6
      6.360%                           11/15/19        3,575        3,455
  Contimortgage Home Equity
    Loan Trust, Series 1999-3,
    Class A5
      7.360%                           10/25/26        4,550        4,489
  IMC Home Equity Loan Trust,
    Series 1997-7, Class A5
      6.760%                           10/20/20        4,220        4,172
  Oakwood Mortgage Investors,
    Series 1997-D, Class A3
      6.500%                           02/15/28        5,000        4,948
  Pegasus Aviation Lease
    Securitization, Series 1999-1,
    Class A1 (B)
      6.300%                           03/25/29        2,370        2,298
  Pennsylvania Power & Light,
    Series 1999-1, Class A7
      7.050%                           06/25/09        4,750        4,795
  Providian National Bank
    Mortgage Trust, Series 1999-2,
    Class A
      6.600%                           04/16/07        4,800        4,794
  Residential Asset Securities,
    Series 1999-KS3, Class AI5
      7.570%                           03/25/28        6,420        6,419

                                                       Par          Value
                                      Maturity        (000)         (000)
                                    -------------   --------       ------
ASSET BACKED SECURITIES -- CONTINUED
  Residential Funding Collateralized
    Mortgage Obligation,
    Series 1999-HI6, Class A3
      7.340%                           08/25/12      $ 3,250     $  3,243
  Residential Funding Mortgage
    Services, Series 1999-HI1,
    Class A3
      6.310%                           08/25/13        7,800        7,677
  The Money Store Home Equity
    Trust, Series 1993-C, Class A3
      5.750%                           10/15/22        3,306        3,191
  UCFC Manufactured Housing
    Contract, Series 1997-3, Class A2
      6.360%                           02/15/11        2,818        2,821
                                                                 --------
TOTAL ASSET BACKED SECURITIES
   (Cost $68,368)                                                  67,556
                                                                 --------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 11.0%
  Credit Suisse First Boston
    Mortgage Securities,
    Series 1997-C1, Class A1C
      7.240%                           04/20/07        3,000        2,950
  GE Capital Mortgage,
    Series 1999-1, Class A1
      6.500%                           01/25/29        3,034        2,789
  Housing Securities,
    Series 1994-I, Class A15
      7.500%                           03/25/09        3,168        3,197
  Merrill Lynch Mortgage
    Investors, Series 1996-C1,
    Class A1
      7.150%                           04/25/28        3,293        3,289
  Norwest Asset Securities,
    Series 1998-18, Class A4
      6.250%                           08/25/28        6,380        5,757
  Prudential Home Mortgage
    Securities, Series 1996-7,
    Class A4
      6.750%                           06/25/11        2,500        2,401
  Prudential Securities Secured
    Financing, Series 1999-NRF1,
     Class A2
      6.480%                           01/15/09        6,650        6,296
  Residential Funding Mortgage
    Security, I Series 1999-S12,
    Class A11
      6.500%                           05/25/29        3,210        3,065
  Vende Mortgage Trust,
    Series 1999-2, Class ID
      6.500%                           12/15/24        4,220        3,949
                                                                 --------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $34,734)                                                  33,693
                                                                 --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA INTERMEDIATE BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par          Value
                          Maturity        (000)         (000)
                         -------------    -----       -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
FEDERAL HOME LOAN BANK -- 0.5%
      5.860%               08/03/01        $  95     $     94
      6.565%               01/10/03          500          498
      6.135%               12/23/04        1,000          980
                                                     --------
                                                        1,572
                                                     --------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.0%
  Pool # 16-0015
      8.250%               06/01/06           17           18
  Series T-8, Class A5
      7.000%               06/15/15        2,970        2,957
                                                     --------
                                                        2,975
                                                     --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.4%
  Fannie Mae #
      6.250%               11/15/02        2,000        1,992
  Fannie Mae
      5.625%               05/14/04        4,460        4,296
  Fannie Mae, MTN,
    Callable 4/14/00 @ 100
      7.340%               04/14/04        1,000          997
  Pool # 493767
      6.500%               06/01/14        6,861        6,713
  Pool # 412232
      6.500%               01/01/28        2,553        2,442
                                                     --------
                                                       16,440
                                                     --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.9%
  Pool #154047
      9.000%               05/15/16           32           34
  Pool #472969
      6.500%               06/15/29        5,941        5,657
                                                     --------
                                                        5,691
                                                     --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $27,112)                                      26,678
                                                     --------
U.S. TREASURY OBLIGATIONS -- 18.9%
  U.S. Treasury Note #
      6.250%               10/31/01        8,045        8,083
      6.250%               02/15/03        3,000        3,014
      6.500%               05/15/05       14,965       15,169
      6.125%               08/15/07       19,655       19,469
  U.S. Treasury Note TIPS
      3.625% #             01/15/08        5,186        4,999
      3.875% #             01/15/09        6,080        5,957
      3.625%               04/15/28        1,037          949
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $58,272)                                      57,640
                                                     --------

                                           Par         Value
                                          (000)        (000)
                                        --------      -------
CASH EQUIVALENT -- 0.8%
  Fidelity Domestic Money Market
    Fund                                $  2,395     $  2,395
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $2,395)                                        2,395
                                                     --------
TOTAL INVESTMENTS -- 99.1%
   (Cost $308,668)                                   $302,593

OTHER ASSETS AND LIABILITIES,
   NET -- 0.9%                                          2,838
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I
  (unlimited authorization -- no par
   value) based on 29,344,786
   outstanding shares of beneficial
   interest                                           310,348
  Portfolio Shares of Class A
  (unlimited authorization -- no par
   value) based on 477,565
   outstanding shares
   of beneficial interest                               5,305
  Portfolio Shares of Class B
  (unlimited authorization -- no
   par value) based on
   60,572 outstanding shares
   of beneficial interest                                 649
  Accumulated net realized loss
  on investments                                       (4,881)
  Net unrealized depreciation on investments           (6,075)
  Undistributed net investment income                      85
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $305,431
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $10.22
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                          $10.24
                                                     --------
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.24 / 95.25%)                  $10.75
                                                     ========
NET ASSET VALUE & OFFERING
   PRICE PER SHARE -- CLASS B                          $10.24
                                                     ========
------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER, 30 1999.
(B) PRIVATE PLACEMENT SECURITY
(C) CERTIFICATE OF PARTICIPATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE
TIPS -- TREASURY INFLATION PROTECTED SECURITY

                             See Accompanying Notes
                                       63

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA INTERMEDIATE BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               For the Six Months
                                             Ended November 30, 1999       For the Year Ended May 31,
                                                  (Unaudited)                         1999
                                        -----------------------------     ----------------------------
                                         Class I    Class A   Class B      Class I   Class A   Class B
                                        ---------  --------  --------     --------  --------  --------
Net asset value, beginning
   of period                             $ 10.39    $ 10.41   $ 10.41      $ 10.59   $ 10.63   $ 10.63
                                         -------    -------   -------      -------   -------   -------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                    0.30       0.29      0.26         0.56      0.54      0.45
   Net gain/(loss) on securities
     (realized and unrealized)             (0.17)     (0.17)    (0.18)       (0.14)    (0.16)    (0.15)
                                         -------    -------   -------      -------   -------   -------
     Total from investment operations       0.13       0.12      0.08         0.42      0.38      0.30
                                         -------    -------   -------      -------   -------   -------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                     (0.30)     (0.29)    (0.25)       (0.56)    (0.54)    (0.46)
   Distributions from net realized
     capital gains                         (0.00)     (0.00)    (0.00)       (0.06)    (0.06)    (0.06)
   Distributions in excess of
     net realized capital gains            (0.00)     (0.00)    (0.00)       (0.00)    (0.00)    (0.00)
                                         -------    -------   -------      -------   -------   -------
     Total distributions                   (0.30)     (0.29)    (0.25)       (0.62)    (0.60)    (0.52)
                                         -------    -------   -------      -------   -------   -------
Net asset value, end of period           $ 10.22    $ 10.24   $ 10.24      $ 10.39   $ 10.41   $ 10.41
                                         =======    =======   =======      =======   =======   =======

TOTAL RETURN                                1.78%4     1.66%1,4  1.30%1,4      3.98%     3.54%1    2.83%1
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
   period (in 000's)                    $299,921    $ 4,890    $  620     $313,368   $ 5,129   $   709
Ratio of expenses to average
   net assets                               0.58%3     0.83%3    1.58%3       0.61%     0.86%     1.57%
Ratio of net investment income
   to average net assets                    5.85%3     5.60%3    4.85%3        5.21%     4.96%     4.25%
Ratio of expenses to average
   net assets before
   fee waivers                              0.73%3     0.98%3    1.13%3        0.75%     1.00%     1.71%
Ratio of net investment income
   to average net assets
   before fee waivers                       5.70%3     5.45%3    4.70%3        5.07%     4.82%     4.11%
Portfolio turnover rate                       82%        82%       82%         256%      256%      256%





                                                                    For the Year Ended May 31,
                                             1998                        1997                1996               1995
                                   ----------------------------   -----------------   ------------------  ---------------
                                    Class I   Class A  Class B2   Class I   Class A    Class I   Class A  Class I  Class A
                                   --------- --------  --------   --------  --------  --------   -------  -------  -------
Net asset value, beginning
   of period                        $ 10.37  $ 10.42   $ 10.70    $  10.30  $ 10.35   $ 10.54    $ 10.60  $10.24   $ 10.30
                                    -------  -------   -------    --------  -------   -------    -------  ------   -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income               0.60     0.58      0.20        0.60     0.57      0.61       0.59    0.63      0.61
   Net gain/(loss) on securities
     (realized and unrealized)         0.22     0.21     (0.07)       0.07     0.07     (0.22)     (0.23)   0.30      0.30
                                    -------  -------   -------    --------  -------   -------    -------  ------   --------
     Total from investment
        operations                     0.82     0.79      0.13        0.67     0.64      0.39       0.36    0.93      0.91
                                    -------  -------   -------    --------  -------   -------    -------  ------   --------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                (0.60)   (0.58)    (0.20)      (0.60)   (0.57)    (0.61)     (0.59)  (0.63)    (0.61)
   Distributions from net realized
     capital gains                    (0.00)   (0.00)    (0.00)      (0.00)   (0.00)    (0.00)     (0.00)  (0.00)    (0.00)
   Distributions in excess of
     net realized capital gains       (0.00)   (0.00)    (0.00)      (0.00)   (0.00)    (0.02)     (0.02)  (0.00)    (0.00)
                                    -------  -------   -------     --------  -------  -------    -------  ------   -------
     Total distributions              (0.60)   (0.58)    (0.20)      (0.60)   (0.57)    (0.63)     (0.61)  (0.63)    (0.61)
                                    -------  -------   -------     --------  -------  -------    -------  ------   -------
Net asset value, end of period      $ 10.59  $ 10.63   $ 10.63    $  10.37  $ 10.42   $ 10.30    $ 10.35 $ 10.54   $ 10.60
                                    =======  =======   =======     =======  =======   =======    ======= =======   =======
TOTAL RETURN                           8.09%    7.71%1    7.39%1,3    6.63%   6.36%1     3.79%      3.44%1  9.55%     9.26%1
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
   period (in 000's)                166,710  $ 3,288      $  2     $121,271  $3,720  $111,240     $6,216 $88,047    $5,527
Ratio of expenses to average
   net assets                          0.65%    0.91%     1.60%3       0.70%   0.96%     0.80%      1.04%   0.85%     1.09%
Ratio of net investment income
   to average net assets               5.71%    5.48%     3.38%3       5.76%   5.52%     5.78%      5.50%   6.24%     5.95%
Ratio of expenses to average
   net assets before
   fee waivers                         0.80%    1.06%     1.49%3       0.79%   1.05%     0.82%      1.06%   0.86%     1.10%
Ratio of net investment income
   to average net assets
   before fee waivers                  5.56%    5.33%     3.49%3       5.66%   5.44%     5.76%      5.48%   6.23%     5.94%
Portfolio turnover rate                 160%     160%      160%         217%    217%       45%        45%     42%       42%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS B COMMENCED OPERATIONS JANUARY 6, 1998.
3 ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.


                             See Accompanying Notes
                                       64

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TOTAL RETURN ADVANTAGE FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      --------    --------
CORPORATE BONDS -- 38.5%
AGRICULTURE -- 0.9%
  Cargill (B)
      6.150%               02/25/08      $ 3,050     $  2,790
                                                     --------
AUTO & AUTO FINANCES -- 3.0%
  Chrysler Financial
      5.150%               01/22/01        3,525        3,472
  Ford Motor
      6.375%               02/01/29        6,125        5,252
  Ford Motor Credit
      6.550%               09/10/02          750          743
                                                     --------
                                                        9,467
                                                     --------
BANKS -- 6.2%
  BankAmerica
      7.875%               12/01/02        3,600        3,699
  Chase Manhattan
      6.375%               02/15/08        3,200        3,044
  Citicorp
      7.125%               09/01/05        4,000        4,000
  First Union
      7.125%               10/15/06        4,400        4,395
  Fleet Financial
      6.500%               03/15/08        2,775        2,632
      6.375%               05/15/08        1,175        1,088
  Nationsbank
      7.000%               09/15/01          815          819
                                                     --------
                                                       19,677
                                                     --------
BROKERAGE -- 1.2%
  Lehman Brothers
      6.625%               04/01/04        3,800        3,700
                                                     --------
CABLE & MEDIA -- 1.2%
  Time Warner Entertainment
     10.150%               05/01/12        3,080        3,686
                                                     --------
CONSULTING SERVICES -- 1.1%
  CSC Enterprises
      6.500%               11/15/01        3,365        3,352
                                                     --------
CONSUMER FINANCE -- 1.0%
  Household Finance
      5.875%               02/01/09        3,400        3,064
                                                     --------
DEFENSE -- 0.8%
  Raytheon
      5.950%               03/15/01        2,500        2,463
                                                     --------
FOOD & BEVERAGE -- 0.8%
  Safeway
      7.250%               09/15/04        2,420        2,420
                                                     --------

                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
CORPORATE BONDS -- CONTINUED
INSURANCE -- 3.3%
  Lumbermans Mutual Casualty (B)
      8.300%               12/01/37       $  500     $    446
  Metropolitan Life
      7.000%               11/01/05        5,900        5,776
  Nationwide
      9.875%               02/15/25        4,000        4,142
                                                     --------
                                                       10,364
                                                     --------
OIL & GAS -- 1.5%
  Atlantic Richfield
      9.875%               03/01/16        1,900        2,311
  Conoco
      6.950%               04/15/29        2,550        2,362
                                                     --------
                                                        4,673
                                                     --------
REAL ESTATE INVESTMENT TRUST -- 0.5%
  Mack-Cali Realty
      7.000%               03/15/04        1,650        1,598
                                                     --------
RETAIL -- 0.8%
  Dayton Hudson
      6.650%               08/01/28        3,000        2,648
                                                     --------
SPECIALTY CHEMICALS -- 2.6%
  Engelhard
      7.000%               08/01/01        5,600        5,649
  Monsanto (B)
      6.600%               12/01/28        3,150        2,737
                                                     --------
                                                        8,386
                                                     --------
TECHNOLOGY -- 1.0%
  Applied Material
      7.125%               10/15/17        3,475        3,187
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 6.0%
  AT&T
      6.500%               03/15/29        4,100        3,593
  GTE Northwest
      5.550%               10/15/08        2,600        2,327
  Sprint Capital
      6.875%               11/15/28        5,410        4,923
  Telephone & Data Systems
      7.000%               08/01/06        5,500        5,266
  Worldcom
      6.400%               08/15/05        3,100        3,011
                                                     --------
                                                       19,120
                                                     --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TOTAL RETURN ADVANTAGE FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
CORPORATE BONDS -- CONTINUED
TRANSPORTATION REVENUE BOND -- 0.5%
  Federal Express
      6.720%               01/15/22      $ 1,596     $  1,501
                                                     --------
UTILITIES-ELECTRIC -- 2.5%
  Consolidated Edison
      6.450%               12/01/07        3,250        3,071
  Pennsylvania Power & Light
      6.125%               05/01/01        3,550        3,528
  Puget Sound Energy
      6.740%               06/15/18        1,525        1,359
                                                     --------
                                                        7,958
                                                     --------
YANKEE -- 3.9%
  Ahold Financial
      6.250%               05/01/09        4,200        3,896
  City of Naples
      7.520%               07/15/06        4,310        4,362
  Quebec Province
      8.625%               01/19/05        3,875        4,158
                                                     --------
                                                       12,416
                                                     --------
TOTAL CORPORATE BONDS
   (Cost $128,289)                                    122,470
                                                     --------
ASSET BACKED SECURITIES -- 24.3%
AUTO -- 2.5%
  Aesop (B)
      6.140%               05/20/06        4,750        4,564
  Aesop, Series 1997-A, Class A2 (B)
      6.400%               10/20/03        3,495        3,452
                                                     --------
                                                        8,016
                                                     --------
COMMERCIAL MORTGAGE -- 6.0%
  First Union Lehman Brothers Trust,
    Series 1998, Class A2
      6.560%               11/18/08        6,465        6,202
  GMAC Commercial Mortgage
    Security, Series 1997-C1,
    Class A3
      6.869%               08/15/07        6,750        6,509
  Morgan Stanley Capital,
    Series 1999-WF1, Class A2
      6.210%               09/15/08        6,835        6,392
                                                     --------
                                                       19,103
                                                     --------
CREDIT CARDS -- 11.1%
  First USA Credit Card Master Trust,
    Series 1999-2, Class C (B)
      6.650%               10/19/08        3,235        3,045

                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
ASSET BACKED SECURITIES -- CONTINUED
  First USA Credit Card Master Trust,
    Series1999-1, Class C (B)
      6.420%               10/19/06      $ 3,895     $  3,731
  Green Tree Financial,
    Series 1997-5, Class A5-MH
      6.620%               05/15/29        2,535        2,490
  MBNA Credit Card Master Trust,
    Series 1999-B, Class C (B)
      6.650%               08/15/11        2,780        2,547
    Series 1998-F, Class C (B)
      6.450%               02/15/08        4,985        4,660
  MBNA Master Trust,
    Series 1997-F, Class A
      6.600%               11/15/04        4,405        4,459
  Metris Master Trust,
    Series 1997-1, Class A
      6.870%               10/20/05        4,040        4,043
  PNC Student Loan Trust I,
    Series 1997-2, Class A6
      6.572%               01/25/04        2,870        2,807
  Sears Credit Series 1999-3
    Class A
      6.450%               11/17/09        7,635        7,483
                                                     --------
                                                       35,265
                                                     --------
HOME EQUITY -- 0.9%
  Merrill Lynch Mortgage Investors,
    Series 1998-GN1, Class A1
      7.110%               08/25/27        3,001        2,995
                                                     --------
MISCELLANEOUS -- 3.8%
  Comed Trust Financial Stranded
    Asset, Series 1998-1, Class A6
      5.630%               06/25/09        7,365        6,900
  Franchise Funding Credit Association,
    Series 97-1, Class A-EQ (B)
      7.020%               12/18/06        1,577        1,569
  Railcar Leasing, Series 1997-1,
    Class A2-EQ (B)
      7.125%               01/15/13        3,610        3,537
                                                     --------
                                                       12,006
                                                     --------
TOTAL ASSET BACKED SECURITIES
   (Cost $79,862)                                      77,385
                                                     --------


                             See Accompanying Notes
                                       66

Statement of Net Assets
Armada Total Return Advantage Fund
NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
COLLATERALIZED MORTGAGE
   OBLIGATIONS -- 3.4%
  Collateralized Mortgage Obligation
    Trust, Series 13, Class A (A)
      5.940%               01/20/03        $  24        $  24
  Federal Home Loan Mortgage
    Corporation, Series 2095,
    Class PE
      6.000%               11/15/28        1,859        1,626
  Federal Home Loan Mortgage
    Corporation, Series 2101 Class PD
      6.000%               11/15/28        2,245        1,959
  Federal Home Loan Mortgage
    Corporation, Series 2104, Class PG
      6.000%               12/15/28        1,861        1,636
  Merrill Lynch Mortgage Investors
    Series 1999-C1, Class A-2
      7.560%               09/15/09        5,650        5,692
                                                     --------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $11,478)                                      10,937
                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
  Pool # 16-0045
      8.750%               05/01/08            3            3
  Pool # 18-1063
      7.500%               12/01/10           69           71
                                                     --------
                                                           74
                                                     --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
  Series 1999-51
      6.500%               10/25/29        2,660        2,433
                                                     --------
                                                        2,433
                                                     --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
  Pool # 132781
     10.500%               11/15/00            4            5
  Pool # 780919
      9.500%               10/15/18          386          413
                                                     --------
                                                          418
                                                     --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $2,906)                                        2,925
                                                     --------

                                           Par         Value
                          Maturity        (000)        (000)
                         ----------    ----------    --------
MORTGAGE PASS THROUGH OBLIGATIONS -- 0.1%
  Thirty-Seventh FHA Insurance Project
      7.430%               05/01/22       $  439     $    434
                                                     --------
TOTAL MORTGAGE PASS THROUGH OBLIGATIONS
   (Cost $439)                                            434
                                                     --------
U.S. TREASURY OBLIGATIONS -- 31.1%
U.S. TREASURY BONDS -- 20.6%
  U.S. Treasury Bond #
      7.500%               11/15/16       20,385       22,217
      8.125%               08/15/21       36,945       43,390
                                                     --------
                                                       65,607
                                                     --------
U.S. TREASURY NOTES -- 10.5%
  U.S. Treasury Note
      5.375%               02/15/01        6,535        6,495
      6.250%#              02/15/03       14,800       14,871
      5.375%#              06/30/03        4,635        4,534
      6.500%#              05/15/05        3,120        3,163
      6.125%#              08/15/07          105          104
      4.750%#              11/15/08        4,800        4,315
                                                     --------
                                                       33,482
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $102,373)                                     99,089
                                                     --------
CASH EQUIVALENT -- 0.6%
  Fidelity Domestic Money Market
    Fund                                   1,855        1,855
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $1,855)                                        1,855
                                                     --------
TOTAL INVESTMENTS -- 98.9%
   (Cost $327,202)                                   $315,095
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 1.1%                                          3,381
                                                     --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TOTAL RETURN ADVANTAGE FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   32,221,836 outstanding shares
   of beneficial interest                            $325,589
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   647,738 outstanding shares
   of beneficial interest                               6,535
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on 75
   outstanding shares of beneficial interest                1
  Accumulated net realized loss on investments         (1,503)
  Net unrealized depreciation on investments          (12,107)
  Overdistributed net investment income                   (39)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $318,476
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $9.69
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $9.68
                                                     ========

MAXIMUM OFFERING PRICE PER
   SHARE - CLASS A ($9.68 / 95.25%)                    $10.16
                                                     ========

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                           $9.70
                                                     ========
------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY- THE RATE REFLECTED IN THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999.
(B) PRIVATE PLACEMENT SECURITY
CL -- CLASS

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA TOTAL RETURN ADVANTAGE FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               For the Six Months           For the Year Ended
                                             Ended November 30, 1999              May 31,
                                                  (Unaudited)                      1999
                                        -----------------------------     -------------------
                                         Class I    Class A     Class B2      Class I   Class A
                                        ---------  --------    --------      --------  --------
Net asset value, beginning of period    $   9.99   $   9.98    $   9.72     $  10.25   $  10.25
                                        --------   --------    --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.35       0.28        0.15         0.58       0.56
   Net gain/(loss) on securities
     (realized and unrealized)             (0.30)     (0.29)      (0.04)       (0.22)     (0.23)
                                        --------   --------    --------     --------   --------
     Total from investment
       operations                           0.05      (0.01)       0.11         0.36       0.33
                                        --------   --------    --------     --------   --------
LESS DISTRIBUTIONS
   Dividends from net investment
     income                                (0.35)     (0.29)      (0.13)       (0.58)     (0.56)
   Dividends in excess of net
     investment income                     (0.00)     (0.00)      (0.00)       (0.00)     (0.00)
   Distributions from net realized
     capital gains                         (0.00)     (0.00)      (0.00)       (0.04)     (0.04)
   Distributions in excess of net
     realized capital gains                (0.00)     (0.00)      (0.00)       (0.00)     (0.00)
                                        --------   --------    --------     --------   --------
     Total distributions                   (0.35)     (0.29)      (0.13)       (0.62)     (0.60)
                                        --------   --------    --------     --------   --------
Net asset value, end of period          $   9.69   $   9.68    $   9.70     $   9.99   $   9.98
                                        ========   ========    ========     ========   ========
TOTAL RETURN                                1.63%6     1.59%1,6    2.71%1,6     3.54%      3.18%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) $312,208   $  6,267     $     1     $328,417   $  4,686
   Ratio of expenses to average net
     assets                                 0.49%5     0.74%5      1.49%5       0.45%      0.69%
   Ratio of net investment income to
     average net assets                     6.01%5     5.76%5      5.01%5       5.72%      5.48%
   Ratio of expenses to average net
     assets before fee waivers              0.69%5     0.94%5      1.69%5       0.65%      0.89%
   Ratio of net investment income to
     average net assets before fee waivers  5.81%5     5.56%5      4.82%5       5.52%      5.28%
   Portfolio turnover rate                    73%        73%         73%         142%       142%

                                                                                                      For the Period
                                                    For the Year Ended May 31,                         Ended May 31,
                                             1998             1997                   1996                  1995
                                   ------------------   ------------------   ------------------    --------------------
                                    Class I   Class A    Class I   Class A    Class I   Class A    Class I2    Class A2
                                   --------- --------   --------   -------   --------  --------     -------     -------

Net asset value, beginning of
   period                          $   9.89   $  9.89   $   9.88   $  9.87    $  10.55   $ 10.54   $  10.00    $  10.16
                                   --------   -------   --------   -------    --------   -------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income               0.64      0.61       0.67      0.64        0.70(4)   0.62(4)    0.65(4)     0.49(4)
   Net gain/ (loss) on securities
     (realized and unrealized)         0.36      0.36       0.15      0.16       (0.24)    (0.22)      0.43        0.40
                                   --------   -------   --------   -------    --------   -------   --------    --------
     Total from investment
       operations                      1.00      0.97       0.82      0.80        0.46      0.40       1.08        0.89
                                   --------   -------   --------   -------    --------   -------   --------    --------
LESS DISTRIBUTIONS
   Dividends from net investment
     income                           (0.64)    (0.61)     (0.67)    (0.64)      (0.70)    (0.62)     (0.53)      (0.49)
   Dividends in excess of net
     investment income                (0.00)    (0.00)     (0.00)    (0.00)      (0.12)    (0.14)     (0.00)      (0.02)
   Distributions from net realized
     capital gains                    (0.00)    (0.00)     (0.00)    (0.00)      (0.31)    (0.31)     (0.00)      (0.00)
   Distributions in excess of net
     realized capital gains           (0.00)    (0.00)     (0.14)    (0.14)      (0.00)   ( 0.00)     (0.00)      (0.00)
                                   --------   -------   --------   -------    --------   -------   --------    --------
     Total distributions              (0.64)    (0.61)     (0.81)    (0.78)      (1.13)    (1.07)     (0.53)      (0.51)
                                   --------   -------   --------   -------    --------   -------   --------    --------
Net asset value, end of period     $  10.25   $ 10.25   $   9.89   $  9.89    $   9.88   $  9.87   $  10.55    $  10.54
                                   ========   =======   ========   =======    ========   =======   ========    ========
TOTAL RETURN                          10.35%    10.08%1     8.51%     8.35%1      4.22%     3.74%1    12.52%3     12.65%1,3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
    (in 000's)                     $296,075   $   640   $259,228   $ 2,186    $280,401   $ 2,040   $261,403     $   106
   Ratio of expenses to average
     net assets                        0.31%     0.54%      0.16%     0.41%       0.13%     0.36%      0.18%2      0.31%2
   Ratio of net investment income to
     average net assets                6.29%     6.14%      6.70%     6.46%       6.67%     6.12%      7.23%2      6.92%2
   Ratio of expenses to average
     net assets  before fee waivers    0.72%     0.97%      0.71%     0.96%       0.69%     0.89%      0.77%2      0.87%2
   Ratio of net investment income to
     average net assets before fee
     waivers                           5.88%     5.71%      6.15%     5.91%       6.11%     5.59%      6.64%2      6.36%2
   Portfolio turnover rate              170%      170%       169%      169%        268%      268%       166%        166%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON JULY 7, 1994, SEPTEMBER
  6, 1994 AND AUGUST 11, 1999, RESPECTIVELY.
3 TOTAL RETURNS HAVE BEEN ANNUALIZED BASED UPON THE PERIOD FROM EACH CLASS'
  COMMENCEMENT DATE THROUGH MAY 31, 1995. GROSS TOTAL RETURNS OF CLASS I AND CLASS A FOR THE PERIOD WERE 11.22% AND 9.14%, RESPECTIVELY.
4 CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
5 ANNUALIZED.
6 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.



                             See Accompanying Notes
                                       69

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA NATIONAL TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)

                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
MUNICIPAL BONDS -- 96.7%
ALASKA -- 1.2%
  Alaska State, Housing Finance
    Corporation Mortgage (RB) (MBIA)
      4.950%               06/01/02        $  75     $     76
      5.050%               12/01/03           70           71
  Anchorage (GO) (MBIA)
      5.000%               07/01/14        1,100        1,031
                                                     --------
                                                        1,178
                                                     --------
ARIZONA -- 3.5%
  Maricopa County, Industrial
    Development Authority,
    Madera Pointe Apartments
    Project (RB) (FSA)
      5.300%               06/01/06        1,000        1,000
  Salt River Project (RB)
      5.125%               01/01/10        2,415        2,394
                                                     --------
                                                        3,394
                                                     --------
ARKANSAS -- 0.5%
  Arkansas State, Development
    Finance Authority, Correction
    Facility (RB) (MBIA)
      4.800%               11/15/06          200          200
  Pulaski County, Health Facilities
    Board, Catholic Health Initiatives (RB)
      4.150%               12/01/00          250          250
                                                     --------
                                                          450
                                                     --------
CALIFORNIA -- 1.0%
  San Francisco, City & County
    (GO) (FGIC) (A) Series 1
      5.000%               06/15/10        1,000          997
                                                     --------
CONNECTICUT -- 2.1%
  Connecticut State (GO) Series B
      5.500%               03/15/11        2,000        2,055
                                                     --------
DELAWARE -- 0.5%
  Delaware (GO)
      6.125%               04/01/00          500          504
                                                     --------
GEORGIA -- 3.5%
  Fulton County, Housing Authority,
    Single Family (RB) (GNMA)
      5.100%               03/01/03           40           40
      5.300%               03/01/05           45           46
  Georgia State (GO)
      6.250%               08/01/06        1,000        1,082
      6.650%               03/01/09        1,000        1,120

                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
MUNICIPAL BONDS -- CONTINUED
GEORGIA -- CONTINUED
  Private Colleges & Universities
    Authority, Emory University
    Project (RB)
      5.375%               11/01/05       $1,000     $  1,040
                                                     --------
                                                        3,328
                                                     --------
ILLINOIS -- 5.6%
  Glenview (BAN)
      5.550%               12/01/99          175          175
  Illinois State, Development
    Financial Authority Revenue
    School District Number 189 (RB)
      5.000%               01/01/04          400          405
  Illinois State, Educational
    Facility Authority, Robert Morris
    College (RB) (MBIA)
      4.700%               06/01/04          200          201
  Illinois State, Sales Tax (RB)
      6.000%               06/15/12        1,000        1,044
  Illinois State, Toll Road Authority
    (RB) (FSA)
      5.500%               01/01/13        2,500        2,512
  Lake County, First Preservation
    District (GO)
      5.500%               02/01/09        1,000        1,022
                                                     --------
                                                        5,359
                                                     --------
INDIANA -- 8.9%
  East Chicago, Elementary School
    Building (RB) (A)
      6.250%               01/05/16        1,750        1,831
  Fort Wayne, Redevelopment
    District (FSA)
      4.550%               02/01/08          500          484
  Fort Wayne, South Side School
    Building (A)
      4.700%               07/15/10          750          716
  Fort Wayne, South Side School
    Building, First Mortgage (RB)
      4.750%               07/15/11          500          473
  Hamilton, School Building,
    First Mortgage (RB)
      4.400%               07/15/01          100          100
      4.500%               07/05/03          365          366
      4.550%               07/05/04          300          299
  Hammond, Multi-School
    Building (RB)
      6.000%               01/15/18        1,250        1,289
  Indiana State, Office
    Building (RB) (A)
      4.150%               07/01/04          400          388

                             See Accompanying Notes
                                       70

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA NATIONAL TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Indiana State, Prerefunded
    07/15/04 @ 102 (RB)
      6.150%               01/15/16       $1,200     $  1,293
  Lagrange County, Jail Building,
    First Mortgage (RB)
      5.300%               10/01/10          300          296
  Steuben County, School Building,
    First Mortgage (RB)
      4.250%               03/01/02          245          244
  Vinton-Tecumseh, School
    Building (RB) (A)
      4.450%               01/05/05          300          294
  Vinton-Tecumseh, School Building,
    First Mortgage (RB) (A)
      4.350%               01/05/04          495          489
                                                     --------
                                                        8,562
                                                     --------
MARYLAND -- 2.2%
  Prince Georges County,
    (GO) (MBIA)
      6.000%               03/15/06        1,000        1,068
  Washington, Suburban Sanitation
    District, Prerefunded
    11/01/01 @ 102 (RB)
      6.500%               11/01/01        1,000        1,060
                                                     --------
                                                        2,128
                                                     --------
MASSACHUSETTS -- 4.4%
  Massachusetts Bay Transportation
    Authority, Callable 3/1/05 @ 102
      5.750%               03/01/18          655          650
  Massachusetts Bay Transportation
    Authority, General Transportation
    System, Prerefunded
    03/01/05 @ 102 (RB) (A)
    Series A
      5.800%               03/01/11        1,000        1,050
  Massachusetts Bay Transportation
    Authority, Prerefunded
    3/1/05 @ 102
      5.750%               03/01/05        2,385        2,540
                                                     --------
                                                        4,240
                                                     --------
MICHIGAN -- 6.8%
  Forest Hills Public Schools
    Unlimited Tax (GO)
      5.000%               05/01/12        1,000          966
  Grand Rapids Community College
    (GO) (MBIA) (A)
      5.900%               05/01/03        2,000        2,113

                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan Municipal Bond
    Authority (RB)
      6.000%               10/01/07       $2,000     $  2,135
  Redford School District
    (GO) (AMBAC)
      5.500%               05/01/06        1,315        1,361
                                                     --------
                                                        6,575
                                                     --------
MINNESOTA -- 1.6%
  Minnesota State, Public Facilities
    Authority, Prerefunded
    03/01/00 @ 102 (RB)
      7.100%               03/01/00        1,300        1,336
  Minnesota State, Public
    Housing Finance Agency,
    Residential Housing (RB)
      4.750%               07/01/01          200          201
                                                     --------
                                                        1,537
                                                     --------
MISSOURI -- 2.4%
  Columbia, Water &
    Electric (RB)
      5.600%               10/01/04        2,245        2,335
                                                     --------
NEBRASKA -- 0.9%
  Nebraska State, American
    Public Energy Agency, Gas
    Refunding (RB) (AMBAC)
      4.200%               09/01/10        1,000          891
                                                     --------
NEVADA -- 3.3%
  Henderson (GO) (MBIA)
      6.500%               06/01/07        1,000        1,093
  Nevada State (GO) (ETM)
      6.300%               07/01/04        1,000        1,054
  Nevada State (GO)
      6.000%               05/15/09        1,000        1,063
                                                     --------
                                                        3,210
                                                     --------
NEW JERSEY -- 2.2%
  New Jersey State, Transportation
    Fund (RB) (AMBAC) Series B
      6.000%               06/15/05        2,000        2,125
                                                     --------
NEW YORK -- 3.5%
  New York State, Power
    Authority, Prerefunded
     01/01/10 @ 100 (RB)
      7.000%               01/01/10        1,000        1,151
  Orange County (GO)
      5.000%               07/15/11        2,225        2,183
                                                     --------
                                                        3,334
                                                     --------

                             See Accompanying Notes
                                       71

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA NATIONAL TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- 8.3%
  Butler County, Transportation
     Improvement (RB) (FSA)
      6.000%               04/01/10       $1,000     $  1,066
  Cleveland, Public Power
    System (RB) (MBIA)
      6.000%               11/15/10          995        1,065
  Cleveland, Water Works
    (RB) (MBIA)
      5.500%               01/01/09        1,500        1,547
  Hudson, Local School
    District (GO) (FGIC) (C)
      0.000%               12/15/10        1,000          563
  Ohio State, Housing Finance
    Agency Mortgage
    (RB) (GNMA)
      5.350%               09/01/04          190          193
  Ohio State, Turnpike Commission
    (RB) (FGIC) Series A
      5.500%               02/15/17        2,000        1,965
  Wyoming City, School
    District (GO) (FGIC)
      5.750%               12/01/15          740          759
      5.750%               12/01/16          800          814
                                                     --------
                                                        7,972
                                                     --------
PENNSYLVANIA -- 0.1%
  Pennsylvania State, Higher
    Educational Facility Authority,
    Philadelphia College
    Osteopathic (RB)
      4.450%               12/01/01          100          100
                                                     --------
RHODE ISLAND -- 1.4%
  Convention Center Authority,
    Prerefunded 05/15/01 @ 102
    (RB) (MBIA) Series A
      6.700%               05/15/01        1,310        1,379
                                                     --------
SOUTH CAROLINA -- 5.3%
  Charleston County, Public
    Improvement (GO)
      6.000%               09/01/09        1,000        1,071
  South Carolina State, Public
    Service Authority (RB) (FGIC)
      5.875%               01/01/23        4,000        4,010
                                                     --------
                                                        5,081
                                                     --------
TENNESSE -- 1.7%
  Nashville & Davidson County,
    Metropolitan Government (GO)
      6.000%               12/01/10        1,500        1,616
                                                     --------

                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- 9.3%
  Dallas County, (GO) (MBIA)
      5.000%               02/15/09       $  600     $    594
  Harris County, Toll Roads
    Revenue (RB)
      6.500%               08/15/15        2,000        2,100
  Plano, Independent School
    District (GO) (A)
      6.000%               02/15/06        1,000        1,063
      5.900%               02/15/10        1,000        1,039
  Texas State, Public Finance
    Authority, Prerefunded
    10/01/00 @ 100 (RB)
      6.375%               10/01/00        4,100        4,179
                                                     --------
                                                        8,975
                                                     --------
UTAH -- 2.6%
  Utah State, Intermountain
    Power Agency, Power Supply
    (RB) (FSA) Series E
      6.250%               07/01/09        2,000        2,165
  Weber County, Municipal Building
    Authority (RB) (MBIA)
      4.900%               12/15/05          300          303
                                                     --------
                                                        2,468
                                                     --------
VERMONT -- 2.1%
  Vermont Bank (RB)
      5.500%               12/01/10        2,000        2,048
                                                     --------
VIRGINIA -- 1.1%
  Richmond, Public Improvement,
    Prerefunded 01/15/01 @ 102 (GO)
      6.250%               01/15/01        1,000        1,041
                                                     --------
WASHINGTON -- 5.8%
  King County (GO)
      6.100%               12/01/01        1,000        1,002
  Washington State (GO)
      6.500%               09/01/01        1,900        1,969
  Washington State, Public
    Power Supply Systems,
    Nuclear Project No. 2 ,
    Prerefunded 01/01/01 @ 102
    (RB) Series C
      7.625%               07/01/10        2,500        2,637
                                                     --------
                                                        5,608
                                                     --------
WISCONSIN -- 4.8%
  Cottage Grove (GO) (FSA)
      4.700%               08/01/07          260          256

                             See Accompanying Notes
                                       72

[GRAPHIC OMITTED}   STATEMENT OF NET ASSETS
                    ARMADA NATIONAL TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                         ----------      -------     --------
MUNICIPAL BONDS -- CONTINUED
WISCONSIN -- CONTINUED
  Wisconsin State, Clean
    Water (RB)
      5.000%               06/01/06       $1,000     $  1,006
  Wisconsin State, Prerefunded
    05/01/02 @ 100 (GO) Series A
      6.300%               05/01/02        3,275        3,414
                                                     --------
                                                        4,676
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $94,033)                                      93,166
                                                     --------
CASH EQUIVALENT -- 2.0%
  Federated Tax-Free Money
    Market Fund                            1,948        1,948
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $1,948)                                        1,948
                                                     --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $95,981)                                    $ 95,114
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 1.3%                                          1,216
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   9,505,127 outstanding shares
   of beneficial interest                              92,932
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   442,838 outstanding shares
   of beneficial interest                               4,510
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   31,689 outstanding shares
   of beneficial interest                                 319
  Accumulated net realized loss on investments           (283)
  Net unrealized depreciation on investments             (867)
  Overdistributed net investment income                  (281)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $ 96,330
                                                     ========


NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $9.66
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                            $9.67
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE - CLASS A ($9.67 / 95.25%)                    $10.15
                                                     ========
NET ASSET VALUE, AND OFFERING
   PRICE PER SHARE-- CLASS B                            $9.66
                                                     ========

------------------------------------------------
(A) SECURITY IS BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION
(B) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999.
(C) ZERO COUPON BOND
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
ETM -- ESCROW TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

                             See Accompanying Notes
                                       73

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA NATIONAL TAX EXEMPT BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   For the Six Months
                                                 Ended November 30, 1999             For the Year              For the Period
                                                     (Unaudited)                 Ended May 31, 1999          Ended May 31, 1998
                                           -------------------------------   -----------------------------   ----------------------
                                            Class I    Class A     Class B   Class I   Class A2   Class B2       Class I2
                                           ---------   -------    --------   --------  --------   --------      ----------

Net asset value, beginning of period       $     9.96  $   9.97   $   9.96   $  10.03  $  10.04  $   10.23       $  10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                         0.19      0.19       0.16       0.45      0.41       0.13           0.07
   Net gain/(loss) on securities (realized
     and unrealized)                            (0.28)    (0.29)     (0.29)     (0.04)    (0.04)     (0.26)          0.03
                                           ----------  --------   --------   --------  --------   --------       --------
     Total from investment operations           (0.09)    (0.10)     (0.13)      0.41      0.37      (0.13)          0.10
                                           ----------  --------   --------   --------  --------   --------       --------
LESS DISTRIBUTIONS
   Dividends from net investment
     income                                     (0.21)    (0.20)     (0.17)     (0.45)    (0.41)     (0.14)         (0.07)
   Distribution from net realized
     capital gains                              (0.00)    (0.00)     (0.00)     (0.03)    (0.03)     (0.00)         (0.00)
                                           ----------  --------   --------   --------  --------   --------       --------
     Total distributions                        (0.21)    (0.20)     (0.17)     (0.48)    (0.44)     (0.14)         (0.07)
                                           ----------  --------   --------   --------  --------   --------       --------
Net asset value, end of period                $  9.66  $   9.67   $   9.66   $   9.96  $   9.97   $   9.96       $  10.03
                                           ==========  ========   ========   ========  ========   ========       ========

TOTAL RETURN                                    (0.73)%4  (0.77)%1,4 (1.13)%1,4  4.07%     3.67%1,4  (1.22)%1,4      7.03%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)     $  91,747  $  4,278   $    305   $100,638  $  4,205    $   275       $ 80,259
   Ratio of expenses to average net assets       0.34%3    0.42%3     1.14%3     0.36%     0.46%3     1.17%3        0.33%3
   Ratio of net investment income to
     average net assets                          3.93%3     3.86%3    3.15%3     4.39%     4.29%3     3.58%3         4.62%3
   Ratio of expenses to average net
     assets before fee waivers                   0.63%3     0.71%3    1.42%3     0.87%     0.97%3     1.68%3         0.87%3
   Ratio of net investment income to
     average net assets before fee waivers       3.65%3    3.58%3     2.86%3     3.88%     3.78%3     3.07%3         4.08%3
   Portfolio turnover rate                         11%        11%       11%        23%       23%        23%             0%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS I, CLASS A AND CLASS B COMMENCED OPERATIONS ON APRIL 9 1998, JUNE 19,
  1998 AND JANUARY 29, 1999, RESPECTIVELY.
3 ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]     STATEMENT OF NET ASSETS
                      ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par          Value
                         Maturity         (000)         (000)
                         --------         -----         ----
MUNICIPAL BONDS -- 98.4%
OHIO -- 97.4%
  Akron (GO)
     10.500%               12/01/99      $   100     $    100
      6.000%               12/01/12        1,000        1,064
  Akron, Economic Development
    (RB) (MBIA)
      5.750%               12/01/09        1,680        1,770
      6.000%               12/01/12          935          990
  Akron, Sewer System (RB) (MBIA)
      5.650%               12/01/08          560          584
  Akron, Sewer System (RB) (FGIC)
      5.500%               12/01/11        1,035        1,057
  Akron Waterworks (RB) (FGIC)
      5.150%               03/01/01          500          506
  Akron Waterworks (RB) (MBIA)
      4.900%               03/01/08        1,500        1,492
  Allen County (GO) (AMBAC)
      4.950%               12/01/04          500          508
  Ashland City School District (GO)
      4.950%               12/01/07          345          347
  Ashland City School District
    (GO) (AMBAC)
      5.000%               12/01/08          250          250
      5.100%               12/01/09          245          246
  Avon Lake City, Local School
    District (GO)
      5.750%               12/01/14        2,165        2,206
  Avon Lake City, Local School
    District (GO) (AMBAC)
      5.800%               12/01/12        1,000        1,044
  Bay Village City School District,
    Prerefunded 12/01/00 @ 102 (GO)
      7.350%               12/01/11          200          210
  Beavercreek Local School District
    (GO) (FGIA)
      5.250%               12/01/07        1,130        1,153
  Belefontaine School (GO)
      5.750%               12/01/18          505          502
  Berea (GO)
      7.000%               12/01/99          400          400
  Big Walnut, Local School
    District (AMBAC)
      6.900%               06/01/00          235          238
      7.000%               06/01/01          220          229
  Bowling Green City, School District,
    Prerefunded 12/01/99 @ 102 (GO)
      7.000%               12/01/02          260          265
  Brown County (GO) (AMBAC)
      5.200%               12/01/04          455          468

                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Butler County, Sewer Systems,
    Prerefunded 12/01/02 @101
    (RB) (AMBAC)
      6.000%               12/01/04      $   500     $    526
  Butler County, Sewer Systems
    (RB) (AMBAC)
      4.600%               12/01/09        1,540        1,478
      4.600%               12/01/10        1,520        1,436
  Butler County, Transportation
    (RB) (FSA)
      5.500%               04/01/09        1,150        1,187
  Celina City School District
    (GO) (FGIC)
      5.250%               12/01/20        1,750        1,612
  Centerville City, School District
    (GO) (MBIA)
      5.650%               12/01/18          500          492
  Centerville City, School District
    (GO) (FGIC)
      5.500%               12/01/07          500          518
  Chesapeake Union, Exempted
    Village (GO) (AMBAC)
      6.250%               12/01/22        1,000        1,023
  Cincinnati (GO)
      5.375%               12/01/99          250          250
  Clermont County, Waterworks
    (RB) (AMBAC)
      5.300%               12/01/05          500          515
  Cleveland Heights (GO)
      5.400%               12/01/00          900          913
  Cleveland Ohio Cap Appreciation
    (RB) (B)
      0.000%               12/01/07          810          543
      0.000%               12/01/09          825          483
      0.000%               12/01/10          815          443
      0.000%               12/01/13          815          369
      0.000%               12/01/18          820          260
      0.000%               12/01/19          815          240
  Cleveland, Regional Sewer
    District Water, Prerefunded
    05/15/04 @ 100 (RB)
      6.750%               04/01/07          600          650
  Cleveland Ohio Waterworks (RB)
      5.900%               01/01/01          500          509
  Cleveland, Waterworks,
    Prerefunded 01/01/02 @ 102
    (RB) (AMBAC) Class A
      6.500%               01/01/02        1,000        1,059
  Cleveland, Waterworks (RB) (MBIA)
      5.400%               01/01/06          500          516
  Cleveland Ohio Waterworks (RB)
      6.000%               01/01/06        2,000        2,128

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cleveland Ohio Waterworks
    (RB) (MBIA)
      5.625%               01/01/13      $ 3,000     $  3,038
  Columbus (GO)
      5.250%               05/01/02        1,000        1,021
      5.300%               05/01/03        1,000        1,026
  Columbus, Water System (GO)
      5.800%               02/15/01          500          509
  Columbus (GO) (A) Series 1
      3.700%               12/01/17        1,500        1,500
  Columbus City, School District,
    Prerefunded 12/01/99 @ 102
    (GO) (AMBAC)
      6.950%               12/01/02          100          102
      7.050%               12/01/08          500          510
  Columbus City, School District,
    Prerefunded 12/01/00 @ 102
    (GO) (FGIC)
      7.000%               12/01/11          100          105
  Columbus City, School District,
    Prerefunded 12/01/02 @ 102
    (GO) (FGIC)
      6.650%               12/01/02          900          972
  Columbus, Sewer (RB)
      6.200%               06/01/04        1,500        1,586
  Columbus, Water System (RB)
      6.000%               11/01/02          330          346
  Cuyahoga County (GO)
      5.650%               05/15/18          500          488
  Cuyahoga County, Prerefunded
    10/01/01 @ 102 (GO)
      7.000%               10/01/13          100          107
  Cuyahoga County, University
    Hospital System Health Project
    (RB) Series B
      6.000%               01/15/03          400          415
  Cuyahoga County, University
    Hospital System Health Project
    (RB) (MBIA) Series A
      6.000%               01/15/06        1,000        1,061
      5.250%               01/15/08        2,000        2,030
  Cuyahoga County, Hospital,
    Cleveland Clinic Foundation (RB)
      6.000%               11/15/03          890          928
      6.125%               11/15/04          840          882
  Cuyahoga Falls, Callable
    12/01/2007 @ 102 (GO)
      5.250%               12/01/17        2,500        2,353
  Dayton, Airport (RB) (AMBAC)
      5.400%               12/01/06        1,000        1,036
      5.150%               12/01/07        1,000        1,018

                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Delaware County (GO)
      5.250%               12/01/06       $  500     $    511
      5.450%               12/01/08          250          256
  Delaware City School District
    (GO) (FGIC)
      5.250%               12/01/06          770          790
  Delphos, Sewer System Management,
    Prerefunded 09/01/00 @ 102
    (RB) (FSA)
      7.200%               09/01/10          200          209
  Euclid, Prerefunded
    12/01/99 @ 102 (GO)
      7.375%               12/01/09          450          459
  Forest Hills Local School
    District (GO) (MBIA)
      6.000%               12/01/08        1,210        1,296
      6.000%               12/01/09          830          890
  Franklin County (GO)
      5.050%               12/01/05        2,000        2,040
      5.450%               12/01/09        1,000        1,020
  Franklin County, Prerefunded
    12/01/01 @ 102 (GO)
      6.000%               12/01/03          500          525
      6.300%               12/01/09          250          264
  Franklin County, Convention
    Facilities Authority Tax & Lease
    (BAN) (MBIA)
      6.700%               12/01/99          500          500
  Franklin County, Hospital,
     Children's Hospital (RB)
      6.000%               11/01/06        1,035        1,087
  Franklin County, Hospital,
    Holy Cross Health System (RB)
      5.875%               06/01/21        1,000          965
  Franklin County, Hospital,
    US Health Group (RB) (A)
      4.500%               12/01/20        1,000        1,001
  Franklin County, Hospital,
     Riverside United Hospital
    Project, Prerefunded
    05/15/00 @ 102 (MBIA)
      7.125%               05/15/05        1,000        1,034
  Franklin County, Hospital,
    Doctors Healthcare (RB)
      4.750%               12/01/03        2,175        2,091
  Franklin County, Hospital,
    Riverside United Hospital Project,
    Prerefunded 05/15/00 @ 102 (RB)
      7.600%               05/15/00        1,500        1,554

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Greene County, Water Works
    Systems (RB) (AMBAC)
      5.300%               12/01/05       $  500     $    515
  Hamilton County, Children's Hospital
    Facility (RB) (MBIA)
      5.375%               05/15/13        1,100        1,084
  Hamilton County (GO)
      5.750%               12/01/01          250          258
      5.500%               12/01/07          240          249
      5.000%               12/01/08          675          674
      5.125%               12/01/08        1,000        1,008
      5.100%               12/01/11        1,025        1,012
  Hamilton County, Sewer System (RB)
      6.200%               12/01/00        1,000        1,021
  Hamilton County, Sewer System
    (RB) (FGIC)
      5.300%               12/01/06        1,000        1,030
      5.400%               12/01/08        1,000        1,030
  Hamilton County, Sewer System
    (RB) (ETM)
      6.300%               12/01/01           35           36
  Hamilton County, Sewer System (RB)
      6.300%               12/01/01           65           68
  Hamilton County, Sewer System
    (RB) (FGIC)
      5.500%               12/01/10        1,240        1,276
      5.000%               12/01/17        1,000          911
  Hamilton City School (GO)
      6.150%               12/01/13        1,000        1,071
  Hancock County (GO)
      5.750%               12/01/16          500          503
  Hilliard City Schools (GO)
      5.300%               12/01/99          250          250
  Hilliard City School District,
    Prerefunded 12/01/01 @ 102 (GO)
      5.900%               12/01/04        1,000        1,049
  Hilliard City Schools (GO) (FGIC)
      6.150%               12/01/01          625          648
  Hudson Local School District
    (GO) (FGIC)
      5.000%               12/15/02          500          509
  Kenston Local School District (GO)
      5.550%               12/01/03          500          517
  Kent (GO)
      5.200%               12/01/18          500          464
  Kent State University (RB) (AMBAC)
      6.150%               05/01/04          250          264
  Kettering, Prerefunded
    12/01/00 @ 102 (GO)
      7.200%               12/01/02          480          504
  Kettering (GO)
      5.150%               12/01/05          550          561

                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Lakewood, Prerefunded
    12/01/02 @ 102 (GO)
      6.500%               12/01/02      $ 1,500     $  1,611
  Lakewood (GO)
      4.900%               12/01/11        1,070        1,035
  Lakota School District, Prerefunded
    12/01/00 @ 101 (GO)
      7.000%               12/01/03          200          208
  Lakota School District (GO) (AMBAC)
      5.700%               12/01/05          250          263
  Lakota School District (GO) (FGIC)
      5.000%               12/01/12        1,000          958
  Licking County (GO) (FGIC)
      7.000%               12/01/02          100          107
  Loveland City School District (GO)
      6.000%               12/01/00          250          255
  Lucas County, Hospital, Mercy
    Hospital (ETM) (RB)
      6.000%               09/01/04          155          159
  Marysville Exempted Village
    School District (GO) (AMBAC)
      5.100%               12/01/04          500          511
  Mason City School District (GO) (FGIC)
      5.200%               12/01/08          865          871
  Massillon City School District,
    Prerefunded 12/01/00 @ 102
    (GO) (AMBAC)
      6.950%               12/01/03          300          314
      7.000%               12/01/04          150          157
  Miami University General
    Receipts (RB)
      5.400%               12/01/05        1,000        1,023
  Miamisburg, Sewer System
    (RB) (AMBAC)
      5.000%               11/15/08          500          501
  Middletown Ohio (GO) (FGIC)
      5.750%               12/01/12          650          671
      5.750%               12/01/13          640          658
  Montgomery County, Sisters of
    Charity Health Care (RB) (MBIA)
      6.500%               05/15/08          300          315
  Montgomery County, Catholic
    Health Initiatives (RB)
      5.000%               12/01/08        1,000          976
      5.000%               12/01/09        1,000          968
  Montgomery County,
    Solid Waste (RB) (MBIA)
      5.300%               11/01/07        1,000        1,024
      5.125%               11/01/08          500          503
      5.350%               11/01/10          900          911

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Montgomery County, Water
    (RB) (AMBAC)
      5.250%               11/15/06       $  500     $    514
  Newark (GO) (AMBAC)
      5.450%               12/01/02        1,000        1,030
  North Canton City, School District
    (GO) (AMBAC)
      5.250%               12/01/01          500          510
      5.750%               12/01/06          250          264
  North Royalton City, School District
    (GO) (MBIA)
      6.625%               12/01/06        1,885        2,088
  Northeast Regional Sewer
    District Wastewater, Prerefunded
    11/15/01 @ 101 (RB) (AMBAC)
      6.400%               11/15/03          250          262
  Northeast Regional Sewer District
    Wastewater, Prerefunded
    11/01/01 @ 101 (RB) (AMBAC)
      6.500%               11/15/08          250          263
  Northeast Regional Sewer District
    Wastewater, Prerefunded
    11/15/01 @ 101 (RB) (AMBAC)
      6.500%               11/15/01          500          526
  Oak Hills, Local School District (GO)
      5.650%               12/01/07          350          367
  Ohio Capital Corporation For
    Housing, Housing & Urban
    Development (RB) Series D
      5.350%               02/01/09          650          640
  Ohio State, Housing Financial
    Agency, Single Family Mortgage (RB)
      7.400%               03/01/05           35           36
      7.400%               09/01/05           30           31
      7.600%               09/01/16          100          103
      6.375%               04/01/17           75           76
  Ohio State, School District, School
    Bus Project (GO) (AMBAC)
      5.250%               04/15/00          440          442
  Ohio State, Infrastructure
    Improvement (GO)
      5.250%               08/01/03        1,265        1,298
  Ohio State (GO)
      5.000%               08/01/00          500          503
      5.150%               09/01/01          500          508
      4.700%               08/01/03        1,000        1,008
      6.600%               09/01/03          150          161
      5.200%               08/01/08        1,000        1,013
  Ohio State (GO) Series A
      5.400%               10/01/07        1,370        1,401

                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Prerefunded
    08/01/05 @ 102 (GO)
      6.200%               08/01/12       $  860     $    933
  Ohio State, Highways (GO)
      4.750%               05/15/02        1,000        1,010
  Ohio State, Infrastructure
    Improvement (GO)
      5.750%               02/01/12        1,000        1,039
  Ohio State, Air Quality Development
    Authority, Buckeye Power Project (RB)
      5.250%               08/01/07          400          401
  Ohio State, Building Authority
    Facilities, Adult Correctional
    Building Fund (RB) (AMBAC)
    Series A
      6.125%               10/01/09        1,300        1,375
  Ohio State, Building Authority
    Facilities, James Rhodes
    Project (RB) Series A
      5.900%               06/01/00          500          505
  Ohio State, Building Authority
    Facilities, Juvenile Correctional
    Building (RB)
      5.800%               10/01/02          250          259
  Ohio State, Building Authority
    Facilities, State Arts Building (RB)
      5.200%               10/01/04          500          513
  Ohio State, Building Authority
    Facilities, Highway Safety
    Building (RB) (MBIA)
      5.400%               10/01/02          250          257
  Ohio State, Building Authority
    Facilities, Adult Correctional
    Building Fund (RB) (AMBAC)
    Series A
      6.000%               04/01/06        1,930        2,058
  Ohio State, Building Authority
    (RB) (AMBAC)
      5.500%               04/01/14        1,500        1,496
  Ohio State, Department of
    Administrative Services
    (RB) (AMBAC)
      5.000%               12/15/12        1,210        1,169
  Ohio State, Higher Educational
    Facility, Denison University
    Project (RB)
      5.250%               11/01/09        1,000        1,001
  Ohio State, Higher Educational
    Facility (RB)
      5.000%               07/01/18          600          532

                             See Accompanying Notes

[GRAPHIC OMITTED]     STATEMENT OF NET ASSETS
                      ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Higher Educational
    Facility, Case Western Reserve
    University Project, Prerefunded
    10/01/00 @ 102 (RB) Series B
      7.125%               10/01/14        $  60     $     63
  Ohio State, Higher Educational
    Facility (RB) (AMBAC) Series B
      5.875%               12/01/01          500          516
  Ohio State, Higher Educational
    Facility, University of Dayton (RB)
      5.875%               12/01/04          250          260
  Ohio State, Higher Educational
    Facility, Case Western University (RB)
      5.000%               10/01/10          905          889
  Ohio State, Public Facilities Mental
    Health (RB) (MBIA)
      6.800%               12/01/02        2,000        2,040
  Ohio State, Public Facilities Higher
    Education (RB) Series II-A
      5.500%               12/01/00          500          507
  Ohio State, Public Facilities Mental
    Health (RB) (FSA)
      5.000%               12/01/02        1,500        1,524
  Ohio State, Public Facilities Higher
    Education (RB) (AMBAC) Series II-A
      4.250%               12/01/07        1,000          955
  Ohio State, Public Facilities Higher
    Education (RB) (AMBAC) Series II-B
      5.700%               11/01/03        1,000        1,044
  Ohio State, Public Facilities Higher
    Education (RB) (AMBAC) Series II-A
      5.200%               05/01/06          500          510
      5.200%               05/01/07          775          787
  Ohio State, Turnpike Commission
    (RB) Series A
      6.000%               02/15/07        3,100        3,309
  Ohio State, Turnpike Commission
    (RB) (FGIC) Series A
      5.500%               02/15/17        1,805        1,773
  Ohio State, Turnpike Commission
    (RB) (FGIC) Series AA
      5.500%               02/15/18        1,000          976
  Ohio State, University General Receipts
      5.150%               12/01/00          250          253
      5.400%               12/01/02        1,500        1,541
  Ohio State, Water Development
    Authority, Pure Water (RB) (MBIA)
      5.500%               06/01/01          200          204
      5.500%               12/01/01        1,000        1,025
      5.750%               12/01/05          500          523

                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Water Development
    Authority, Fresh Water
    (RB) (AMBAC)
      5.400%               12/01/04       $  510     $    528
  Ohio State, Water Development
    Authority, Pure Water
    (RB) (AMBAC)
      5.600%               06/01/07        1,500        1,558
  Ohio State, Water Development
    Authority, Safe Water
    (RB) (AMBAC)
      6.000%               12/01/06        1,075        1,152
  Ohio State, Water Development
    Authority, Pure Water
    (RB) (AMBAC)
      7.250%               12/01/08          500          551
  Ohio State, Water Development
    Authority (RB) (ETM)
      8.000%               12/01/99          150          150
  Ohio State, Water Development
    Authority, Pure Water (RB) (MBIA)
      5.550%               06/01/04        1,000        1,040
  Ohio State, Water Development
    Authority, Pollution Control
    Facilities (RB)
      5.900%               06/01/00          500          505
      5.900%               12/01/02          320          334
  Ohio State, Water Control Loan
    Fund, Water Quality (RB) (MBIA)
      5.000%               06/01/09        1,000          995
  Ontario Local School District
    (GO) (FSA)
      4.800%               12/01/11          790          758
      4.900%               12/01/12          630          606
  Orrville Electric System
    (RB) (AMBAC)
      5.500%               12/01/08        1,220        1,264
  Ottawa County (GO) (MBIA)
      5.400%               09/01/11          500          505
  Parma City School District (AN)
      4.600%               12/01/03        1,360        1,336
      4.600%               12/01/04        1,360        1,324
  Parma City School District (GO)
      5.550%               12/01/04          200          203
      5.550%               12/01/05          290          294
      5.550%               12/01/06          305          307
  Perrysburg Village School District
    (GO) (FSA) Series B
      5.750%               12/01/12        1,225        1,277

                             See Accompanying Notes
                                       79

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Portage County (GO)
      6.000%               12/01/03       $  915     $    961
      5.100%               12/01/12        2,500        2,447
  Portage County, Hospital Facility
    Authority, Robinson Memorial
    (RB) (MBIA)
      5.625%               11/15/07        1,000        1,040
  Richland County (GO) (AMBAC)
      5.200%               12/01/08          515          520
  Rocky River, City School District (GO)
      5.100%               12/01/07          625          631
  Sandusky County, Hospital
    Facility (RB)
      4.900%               01/01/05          500          476
  Southwest Licking School
    District (GO) (FGIC)
      5.750%               12/01/15          550          564
      5.750%               12/01/16          400          407
  Springfield Local School District (GO)
      6.100%               12/01/03          250          263
  Stow School District (GO)
      9.125%               12/01/06          580          721
  Strongsville (GO)
      5.900%               12/01/15        1,575        1,608
  Strongsville City School District
    (GO) (MBIA)
      5.150%               12/01/08        1,000        1,010
      5.200%               12/01/09          670          678
  Toledo (GO)
      7.375%               12/01/99          500          500
      7.375%               12/01/01          100          106
  University of Cincinnati,
    General Receipts (RB)
      5.350%               06/01/08        1,000        1,008
      5.500%               06/01/11        1,665        1,676
      7.000%               06/01/11          500          526
  University of Cincinnati, General
    Receipts (RB) Series W
      5.700%               06/01/12        1,240        1,251
  University of Toledo General
    Receipts (RB) (FGIC)
      5.300%               06/01/01          175          178
  Upper Arlington (GO)
      6.200%               12/01/01          270          279
  Upper Arlington, City School
    District (GO) (MBIA)
      6.000%               12/01/05        1,170        1,248

                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Vandalia (GO)
      5.350%               12/01/09       $  505     $    512
  Washington County, Hospital,
    Marietta Area Healthcare (RB) (FSA)
      5.375%               09/01/18        1,500        1,440
  West Clermont Local School
    District (GO) (AMBAC)
      5.650%               12/01/08        1,030        1,074
  West Geauga Local School
    District (GO) (AMBAC)
      5.650%               11/01/06        1,000        1,049
  Westerville (GO)
      5.250%               12/01/10        1,990        2,002
      5.250%               12/01/12        1,205        1,193
      5.250%               12/01/13        1,850        1,815
  Westlake (GO)
      5.300%               12/01/03          500          516
  Westlake City School
    District (GO) Series A
      6.200%               12/01/06        1,635        1,762
  Wilmington City School
    District (GO) (FGIC)
      5.350%               12/01/00          225          228
  Worthington City School
    District (GO) (FGIC)
      5.800%               12/01/01        1,200        1,236
      5.850%               12/01/02          500          520
  Wright State University
    General Receipts (RB) (AMBAC)
      4.900%               05/01/05          500          504
  Wyoming City School
    District (GO) (FGIC)
      5.750%               12/01/13          135          140
      5.750%               12/01/14          690          712
      5.750%               12/01/17          400          406
                                                     --------
                                                      193,000
                                                     --------
PUERTO RICO -- 1.0%
  Commonwealth of Puerto Rico,
     Electric Power Authority
    (RB) (MBIA)
      6.500%               07/01/06        1,000        1,101
  Commonwealth of Puerto Rico,
    Housing Financial Corporation
    (RB) (C)
      7.300%               10/01/06          190          195
      7.400%               04/01/07          210          215

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO TAX EXEMPT BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------       ---------    --------
MUNICIPAL BONDS -- CONTINUED
  Commonwealth of Puerto Rico,
    Prerefunded 07/01/00 @ 102
    (GO) (FGIC)
      7.200%               07/01/03       $  500     $    520
                                                     --------
                                                        2,031
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $196,236)                                    195,031
                                                     --------
CASH EQUIVALENT -- 0.0%
  Federated Ohio Municipal Cash
    Trust                                     17           17
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $17)                                              17
                                                     --------
TOTAL INVESTMENTS -- 98.4%
   (Cost $196,253)                                   $195,048
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 1.6%                                          3,119
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   17,980,002 outstanding shares
   of beneficial interest                             194,520
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   595,193 outstanding shares
   of beneficial interest                               6,275
  Accumulated net realized loss on investments         (1,340)
  Net unrealized depreciation on investments           (1,206)
  Overdistributed net investment income                   (82)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $198,167
                                                     ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $10.67
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                           $10.63
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.63 / 97.00%)                  $10.96
                                                     ========

------------------------------------------------
(A) -- VARIABLE RATE SECURITY- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999.
(B) -- ZERO COUPON
(C) -- SECURITY IS BACKED BY LETTER OF CREDIT BY MAJOR FINANCIAL INSTITUTION AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AN -- ANTICIPATION NOTE
BAN -- BOND ANTICIPATION NOTE
ETM -- ESCROWED TO MATURITY
FGIA -- FEDERAL GUARANTY INSURANCE AGENCY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA OHIO TAX EXEMPT BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                   For the Six Months              For the Year Ended May 31,
                                 Ended November 30, 1999
                                       (Unaudited)                 1999                  1998
                                -----------------------     -------------------    -------------------
                                   Class I    Class A       Class I     Class A     Class I     Class A
                                  --------- ---------      --------    --------    --------    --------
Net asset value, beginning
   of period                       $  11.03  $  11.00      $  11.13    $  11.09    $  10.86    $  10.82
                                   --------  --------      --------    --------    --------    --------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income               0.24      0.23          0.53        0.52        0.51        0.51
   Net gain/(loss) on securities
     (realized and unrealized)        (0.35)    (0.36)        (0.09)      (0.08)       0.28        0.28
                                   --------  --------      --------    --------    --------    --------
     Total from investment
       operations                     (0.11)    (0.13)         0.44        0.44        0.79        0.79
                                  ---------  --------      --------    --------    --------    --------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                (0.25)    (0.24)        (0.53)      (0.52)     (0.51)       (0.51)
   Distributions from net realized
     capital gains                    (0.00)    (0.00)        (0.01)      (0.01)     (0.01)       (0.01)
                                   --------  --------      --------    --------    --------    --------
     Total distributions              (0.25)    (0.24)        (0.54)      (0.53)     (0.52)       (0.52)
                                   --------  --------      --------    --------    --------    --------
Net asset value, end of
   period                          $  10.67  $  10.63      $  11.03     $ 11.00    $  11.13     $ 11.09
                                   ========  ========      ========     =======    ========     =======
TOTAL RETURN                          (0.87)%3  (0.93)%1,3     3.94%       3.93%1      7.43%       7.39%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                    $191,837  $  6,330      $205,365      $4,808    $165,395     $ 4,037
   Ratio of expenses to average
     net assets                        0.43%2    0.53%2        0.28%       0.38%       0.25%       0.25%
   Ratio of net investment income
     to average net assets             4.40%2    4.30%2        4.77%       4.67%       4.67%       4.59%
Ratio of expenses to average net
   assets before fee waivers           0.72%2    0.82%2        0.78%       0.88%       0.80%       0.80%
Ratio of net investment income to
   average net assets before fee
   waivers                             4.12%2    4.02%2        4.27%       4.17%       4.12%       4.04%
   Portfolio turnover rate               15%       15%           19%         19%         15%         15%



                                                     For the Year Ended May 31,
                                           1997                     1996                   1995
                                ---------------------      --------------------    --------------------
                                    Class I   Class A       Class I     Class A     Class I    Class A
                                 --------------------      --------     -------    ---------   --------
Net asset value, beginning
   of period                       $  10.70  $  10.66      $  10.74    $  10.70    $  10.57    $  10.53
                                   --------  --------      --------    --------    --------    --------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income               0.51      0.51          0.50        0.50        0.50        0.50
   Net gain/(loss) on securities
     (realized and unrealized)         0.16      0.16         (0.04)      (0.04)       0.17        0.17
                                   --------  --------      --------    --------    --------    --------
     Total from investment
       operations                      0.67      0.67          0.46        0.46        0.67        0.67
                                   --------  --------      --------    --------    --------    --------
LESS DISTRIBUTIONS
   Dividends from net
     investment income                (0.51)    (0.51)        (0.50)      (0.50)      (0.50)      (0.50)
   Distributions from net realized
     capital gains                    (0.00)    (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
                                   --------  --------      --------    --------    --------    --------
     Total distributions              (0.51)    (0.51)        (0.50)      (0.50)      (0.50)      (0.50)
                                   --------  --------      --------    --------    --------    --------
Net asset value, end of
   period                            $10.86    $10.82       $ 10.70      $10.66      $10.74      $10.70
                                   ========  ========      ========    ========    ========    ========
TOTAL RETURN                           6.37%     6.38%1        4.36%       4.35%1      6.61%       6.64%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                      91,366%    3,535        82,886       2,869      71,996       3,168
   Ratio of expenses to average
     net assets                        0.24%     0.24%         0.26%       0.26%       0.24%       0.24%
   Ratio of net investment income
     to average net assets             4.71%     4.71%         4.68%       4.68%       4.82%       4.82%
Ratio of expenses to average net
   assets before fee waivers           0.79%     0.79%         0.83%       0.83%       0.80%       0.78%
Ratio of net investment income to
   average net assets before fee
   waivers                             4.16%     4.16%         4.11%       4.11%       4.26%       4.27%
   Portfolio turnover rate               23%       23%           10%         10%          3%          3%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 ANNUALIZED
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.


                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- 94.4%
PENNSYLVANIA -- 92.7%
  Allegheny County, Hospital
    Development Authority,
    Magee Woman's Hospital
    Project (RB) (ETM) Series O
     10.125%               10/01/02       $   80     $     87
  Allegheny County, Higher
    Education Building Authority,
    Duquesne University Project
    (RB) (AMBAC)
      6.500%               03/01/10          380          419
  Allegheny County, Industrial
    Development Authority (RB)
      5.250%               12/01/14          650          654
  Allegheny County, Higher
    Education Community
    College (RB) (MBIA)
      5.800%               06/01/13        1,000        1,015
  Allegheny County, Port Authority
    Special Revenue (RB) (MBIA)
      6.250%               03/01/17          685          712
  Allegheny County, Sanitation
    Authority Sewer (RB) (FGIC) (A)
      0.000%               12/01/08        2,000        1,260
  Ambridge Area School District
    (GO) (FGIC)
      4.750%               11/01/08          500          489
  Bradford County, School District,
    Prerefunded 10/01/05 @ 100
    (GO) (FGIC)
      5.250%               10/01/05        1,000        1,015
  Bucks County, Community College
    Authority, College Building (RB)
      5.300%               06/15/10          100          100
  Butler County, Sewer Authority,
    Prerefunded 01/01/04 @100 (RB)
      7.250%               01/01/04          105          112
  Cumberland County, Messiah
    College Project (RB) (AMBAC)
      5.000%               10/01/07        1,000        1,002
  Dauphin County, General Authority,
     Mandatory Put 12/01/2005 @ 100
    (RB) (AMBAC)
      5.400%               06/01/26          800          826
  Delaware County (GO)
      5.000%               11/15/07        1,000        1,006
  Delaware River Port Authority,
    Pennsylvania & New Jersey
    Bridges Project (RB) (AMBAC) (ETM)
      6.000%               01/15/10          570          594

                                           Par         Value
                         Maturity         (000)        (000)
                         --------         -----      --------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware Valley, Regional Finance
    Authority (RB) (AMBAC) Series A
      5.900%               04/15/16      $ 1,000     $  1,009
  Erie County, Prison Authority Lease,
    Prerefunded 11/01/01 @100
    (RB) (MBIA)
      6.600%               11/01/01        1,000        1,042
  Fairview School District (GO)
      6.000%               02/15/07        1,140        1,211
  Gettysburg College (RB) (MBIA)
      5.375%               08/15/13        1,000          999
  Indiana County, Industrial
    Development Authority,
    Pollution Control Revenue,
    New York Electric & Gas
    (MBIA) Series A
      6.000%               06/01/06        1,000        1,062
  Lehigh County, Industrial
    Development Authority,
    Pollution Control Revenue,
    Pennsylvania Power & Light
    Project (MBIA) Series A
      6.400%               11/01/21        2,250        2,317
  Lower Providence Township
    (GO) (MBIA)
      5.000%               05/01/07          215          216
  Middletown Township,
    Bucks County (RB) (ETM)
      6.100%               10/01/00           70           71
  Monroeville County, Hospital
    Authority, East Suburban
    Health Center Project,
    Prerefunded 07/01/04 @ 100 (RB)
      7.600%               07/01/08          850          931
  Montgomery County, Hospital
    Authority, Suburban General
    Hospital Project (RB) (ETM)
      7.750%               05/01/02           85           88
  Moon Area School District
    (GO) ( FGIC) (A) Series A
      0.000%               11/15/11        1,520          800
  Parkland School District (GO) (FGIC)
      5.375%               09/01/14        1,000          989
  Penn Hills Township (GO) (AMBAC)
      5.500%               12/01/04        1,000        1,040
  Pennsylvania State, Housing
    Finance Agency, Single Family
    Mortgage (RB) Series Z
      7.000%               10/01/02           30           31

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par        Value
                          Maturity         (000)       (000)
                          --------         -----     --------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State, Infrastructure
    Investment Authority, Penvest
    (RB) Series B
      6.450%               09/01/04      $ 1,500     $  1,601
  Pennsylvania State, Infrastructure
    Investment Authority, Penvest
    (RB) Series A
      5.000%               09/01/08          250          251
  Pennsylvania State, Intergovernmental
    Cooperative Authority, Special Tax,
     City of Philadelphia Funding Program,
    Prerefunded 06/15/02 (RB)
      6.800%               06/15/02          500          528
  Pennsylvania State, Intergovernmental
    Cooperative Authority, Special Tax,
     City of Philadelphia Funding Program
    (RB) (FGIC)
      5.000%               06/15/09          500          496
  Pennsylvania State (GO) (AMBAC)
    Series 1 5.125%        03/15/12        1,475        1,442
  Pennsylvania State, Higher Education
    Assistance Authority (RB) (FGIC)
    Series A
      6.800%               12/01/00          685          703
  Pennsylvania State, Higher Education
    Facilities Authority, University of
    Pennsylvania Project (RB)
      6.500%               09/01/04          250          270
  Pennsylvania State, Higher Education
    Facilities Authority, University of
    Pennsylvania Project (RB) Series A
      5.550%               09/01/09        1,300        1,328
  Pennsylvania State, Industrial Economic
    Development Authority
    (RB) (AMBAC) Series 94
      5.800%               07/01/09          700          733
  Pennsylvania State, Industrial
    Development Authority
    (RB) (AMBAC)
      6.000%               01/01/12        1,000        1,034
  Pennsylvania State, Turnpike
    Commission (RB) (FGIC) Series O
      5.250%               12/01/01        1,010        1,029
  Philadelphia Gas Works, Prerefunded
    06/15/01 @102 (RB) Series 13
      7.700%               06/15/01          460          492
  Philadelphia Gas Works
    (RB) (FSA) Series 14
      6.250%               07/01/08          300          319

                                            Par        Value
                           Maturity        (000)       (000)
                           --------       -------    --------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Philadelphia, Thomas Jefferson
    University Hospital (RB) (ETM)
      7.000%               07/01/08       $  205     $    225
  Philadelphia, Graduate Hospital
    Project (RB) (ETM)
      7.000%               07/01/10          365          394
  Philadelphia, Water & Waste
    Authority (RB) (MBIA)
      5.500%               06/15/07        1,500        1,551
  Philadelphia, Water & Waste
    Authority (RB) (MBIA) Series 95
      6.750%               08/01/03          200          215
  Philadelphia, Water & Waste
    Authority (RB) (MBIA)
      6.250%               08/01/08          500          541
      6.250%               08/01/11          200          216
  Philadelphia, Hospital & Higher
    Educational Facilities Authority,
    Children's Hospital Project,
    Prerefunded 02/15/02 @102
    (RB) Series A
      6.500%               02/15/02          200          212
  Pittsburgh (GO) (MBIA) Series A
      5.500%               09/01/06          955          988
  Pleasant Valley School District
    (RB) (FGIC)
      5.000%               09/01/10          500          502
  Quakertown General Authority
    (RB) (VRDN) (A) Series A
      3.800%               07/01/26        1,000        1,000
  Scranton, Lackawanna Health &
    Welfare, Moses Taylor Hospital
    (ETM)
      6.625%               07/01/09          465          494
  Seneca Valley, School District,
    Prerefunded 07/01/02 @100 (GO)
    (FGIC) Series A
      5.700%               07/01/06        1,000        1,031
  Somerset County (GO) (AMBAC)
      5.000%               10/01/14          550          511
  State Public School Building Authority,
    Montgomery County Community
    College (RB)
      4.600%               05/01/12          160          148
  Swarthmore College Authority (RB)
      5.250%               09/15/10          410          414
  Swarthmore College Authority,
    Callable 09/15/02 @ 102 (RB)
      6.000%               09/15/06          700          735
  Tyrone School District (GO) (MBIA)
      5.700%               09/15/08        1,000        1,025

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                         Maturity         (000)        (000)
                         --------       ---------    --------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Union City, Higher Educational
    Facilities Financing Authority,
    Bucknell University Project
    (RB) (MBIA)
      6.200%               04/01/06      $ 1,000     $  1,039
  West Mifflin, Sewer Authority
    (RB) (MBIA)
      5.000%               08/01/14          250          232
  West Whiteland, Municipal Sewer
    Authority (RB) (ETM)
      6.400%               09/15/13          240          262
  Westmoreland County, Municipal
    Authority (RB) (FGIC) (ETM)
      2.000%               07/01/07          500          402
  Westmoreland County, Municipal
    Authority (RB) (FGIC) (ETM) (A)
      0.000%               07/01/08          500          320
                                                     --------
                                                       43,780
                                                     --------
PUERTO RICO -- 1.7%
  Commonwealth of Puerto Rico,
    Public Finance Corporation
    (RB) (AMBAC) Series A
      5.375%               06/01/10          250          258
  Commonwealth of Puerto Rico,
    Public Improvement (GO) (MBIA)
      6.250%               07/01/12          500          549
                                                     --------
                                                          807
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $44,386)                                      44,587
                                                     --------
CASH EQUIVALENT -- 3.5%
  Federated Pennsylvania Cash
    Trust                                  1,656        1,656
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $1,656)                                        1,656
                                                     --------
TOTAL INVESTMENTS -- 97.9%
   (Cost $46,042)                                    $ 46,243
                                                     ========

OTHER ASSETS AND LIABILITIES,
   NET -- 2.1%                                            477
                                                     --------

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   4,634,574 outstanding shares
   of beneficial interest                             $46,410
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   12,733 outstanding shares
   of beneficial interest                                 133
  Accumulated net realized loss on investments            (29)
  Net unrealized appreciation on investments              201
  Undistributed net investment income                       5
                                                     --------
TOTAL NET ASSETS -- 100.0%                            $46,720
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                    $10.06
                                                     ========
NET ASSET VALUE REDEMPTION
   PRICE PER SHARE-- CLASS A                           $10.07
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.07 / 97%)                     $10.38
                                                     ========
------------------------------------------------
(A) ZERO COUPON BOND
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM -- ESCROW TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
VRDN -- VARIABLE RATE DEMAND NOTE

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      For the Six Months
                                    Ended November 30, 1999            For the Year Ended May 31,
                                          (Unaudited)                 1999                     1998
                                      -------------------      ------------------      ---------------------
                                      Class I     Class A      Class I     Class A     Class I       Class A
                                      -------      ------      -------     ------      -------        ------
Net asset value, beginning of
   period                             $ 10.39     $ 10.40      $ 10.45     $10.45      $ 10.22        $10.22
                                      -------      ------      -------     ------      -------        ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                 0.22        0.21         0.51       0.48         0.46          0.45
   Net gain/(loss) on securities
     realized and unrealized)           (0.31)      (0.31)       (0.07)     (0.04)        0.24          0.24
                                      -------      ------      -------     ------      -------        ------
     Total from investment operations   (0.09)      (0.10)        0.44       0.44         0.70          0.69
                                      -------      ------      -------     ------      -------        ------
LESS DISTRIBUTIONS
   Dividends from net investment
     income                             (0.24)      (0.23)       (0.49)     (0.48)       (0.46)        (0.45)
   Distributions from net realized
     capital gains                      (0.00)      (0.00)       (0.01)     (0.01)       (0.00)        (0.00)
   Distributions in excess of net
     realized capital gains             (0.00)      (0.00)       (0.00)     (0.00)       (0.01)        (0.01)
                                      -------      ------      -------     ------      -------        ------
     Total distributions                (0.24)      (0.23)       (0.50)     (0.49)       (0.47)        (0.46)
                                      -------      ------      -------     ------      -------        ------
Net asset value, end of period        $ 10.06     $ 10.07      $ 10.39     $10.40      $ 10.45        $10.45
                                      =======      ======      =======     ======      =======        ======
TOTAL RETURN                            (0.60)%5    (0.75)%1,5    4.21%      4.21%1       6.95%         6.84%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                       $46,593      $  127      $40,171     $  218      $38,753        $  125
   Ratio of expenses to average
     net assets                          0.38%4      0.48%4       0.48%      0.58%        0.69%         0.77%
   Ratio of net investment income
     to average net assets               4.41%4      4.31%4       4.80%      4.70%        4.40%         4.32%
   Ratio of expenses to average net
     assets before fee waivers           0.38%4      0.48%4       0.83%      0.93%        0.84%         0.94%
   Ratio of net investment income
     to average net assets before
     fee waivers                         4.41%4      4.31%4       4.45%      4.35%        4.25%         4.15%
   Portfolio turnover rate                  8%          8%          15%        15%          20%           20%


                                          For the Year         For the     For the     For the
                                          Ended May 31,        Period       Year       Period
                                             1997              Ended       Ended        Ended
                                     --------------------      May 31,    April 30,    April 30,
                                     Class I3    Class A2       1996(3)     1996(3)      1995(3)
                                     --------    --------      -------     -------      ------
Net asset value, beginning
   of period                          $ 10.08      $10.13      $ 10.12     $10.04       $10.00
                                      -------      ------      -------     -------      ------
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                 0.44        0.31         0.04       0.43         0.29
   Net gain/(loss) on securities
     realized and unrealized)            0.17        0.12        (0.04)      0.08         0.04
                                      -------      ------      -------     -------      ------
     Total from investment
       operations                        0.61        0.43         0.00       0.51         0.33
                                      -------      ------      -------     -------      ------
LESS DISTRIBUTIONS
   Dividends from net investment
     income                             (0.44)      (0.31)       (0.04)     (0.43)       (0.29)
   Distributions from net realized
     capital gains                      (0.02)      (0.02)       (0.00)     (0.00)       (0.00)
   Distributions in excess of net
     realized capital gains             (0.01)      (0.01)       (0.00)     (0.00)       (0.00)
                                      -------      ------      -------     -------      ------
     Total distributions                (0.47)      (0.34)       (0.04)     (0.43)       (0.29)
                                      -------      ------      -------     -------      ------
Net asset value, end of period        $ 10.22      $10.22      $ 10.08     $ 10.12      $10.04
                                      -------      ------      -------     -------      ------
TOTAL RETURN                             6.21%       6.13%1,4    (0.03)%1,4   5.06%1      3.38%1,5
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                       $36,769      $   81      $38,733     $38,809     $34,638
   Ratio of expenses to average
     net assets                          0.87%       0.99%1       0.85%1      0.85%       0.85%1
   Ratio of net investment income
     to average net assets               4.35%       4.26%1       4.32%1      4.16%       4.05%1
   Ratio of expenses to average net
     assets before fee waivers           1.02%       1.00%1       1.31%1      1.24%       1.36%1
   Ratio of net investment income
     to average net assets before
     fee waivers                         4.20%       4.25%1       3.86%1      3.77%       3.54%1
   Portfolio turnover rate                 42%         42%           0%         22%          4%

1 TOTAL RETURN EXCLUDES SALES CHARGE.
2 CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND
  THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.
4  ANNUALIZED.
5 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                            See Accompanying Notes

[GRAPHIC OMMITTED]  STATEMENT OF NET ASSETS
                    ARMADA GOVERNMENT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par        Value
                          Maturity         (000)       (000)
                          --------         -----    ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 79.1%
FEDERAL FARM CREDIT BANK -- 6.6%
  Federal Farm Credit Bank, MTN
      4.750%               12/01/99     $ 15,000    $  15,000
  Discount Notes+
      5.250%               12/14/99        4,203        4,195
      5.090%               12/15/99       10,000        9,980
      5.330%               12/29/99       10,550       10,506
      5.540%               01/24/00       25,000       24,792
      5.450%               01/25/00       10,000        9,917
      5.540%               01/26/00        8,502        8,429
      5.550%               02/15/00       10,000        9,883
      5.500%               02/25/00       10,000        9,868
      5.450%               03/31/00        7,140        7,009
                                                    ---------
                                                      109,579
                                                    ---------
FEDERAL HOME LOAN BANK -- 21.9%
  Discount Notes+
      5.530%               01/12/00       10,000        9,936
      5.565%               01/14/00       20,000       19,864
      5.130%               01/19/00       20,000       19,860
      5.210%               01/21/00       10,000        9,926
      5.500%               01/26/00       30,000       29,746
      5.530%               01/28/00       10,000        9,911
      5.520%               01/31/00       20,000       19,819
      5.520%               02/01/00       10,000        9,905
      5.390%               02/02/00       20,000       19,810
      5.531%               02/03/00       10,000        9,902
      5.530%               02/11/00       10,000        9,889
      5.510%               02/16/00       10,000        9,882
      5.520%               02/22/00       10,000        9,873
      5.560%               02/23/00       20,000       19,742
      5.570%               03/02/00       10,000        9,858
      5.510%               03/08/00       20,000       19,701
      5.510%               04/17/00        8,653        8,470
      5.580%               04/19/00       10,000        9,783
      5.590%               04/26/00       10,000        9,772
      5.490%               05/10/00       10,000        9,755
      5.600%               05/17/00       10,000        9,739
      5.550%               05/24/00       10,000        9,730
      5.700%               10/06/00       10,000        9,995
  Federal Home Loan Bank (A)
      5.220%               12/01/99       10,000       10,000
      5.706%               03/24/00       15,000       15,000
      5.655%               04/14/00       15,000       14,997
      5.666%               06/09/00       10,000       10,000
      5.706%               07/14/00       10,000       10,000
                                                    ---------
                                                      364,865
                                                    ---------

                                            Par        Value
                          Maturity         (000)       (000)
                          --------         -----    ---------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN MORTGAGE CORPORATION+-- 22.5%
      5.260%               12/02/99     $ 10,000    $   9,999
      5.260%               12/03/99       10,000        9,997
      5.110%               12/09/99       10,000        9,989
      5.140%               12/10/99       10,000        9,987
      5.240%               12/15/99       10,000        9,980
      5.090%               12/17/99       10,000        9,976
      5.220%               12/22/99       10,000        9,970
      5.540%               01/10/00       10,000        9,938
      5.540%               01/10/00       20,666       20,540
      5.470%               01/12/00       10,000        9,936
      5.470%               01/13/00       30,000       29,802
      5.200%               01/18/00       10,000        9,931
      5.110%               01/21/00       10,000        9,926
      5.200%               01/25/00        8,000        7,936
      5.480%               01/27/00       17,725       17,576
      5.400%               02/03/00       10,000        9,904
      5.470%               02/04/00       20,992       20,785
      5.470%               02/07/00       10,000        9,897
      5.520%               02/09/00       20,000       19,786
      5.474%               02/10/00       20,000       19,785
      5.530%               02/15/00       10,000        9,883
      5.520%               02/23/00       10,000        9,871
      5.540%               02/24/00       20,567       20,300
      5.580%               02/28/00       10,000        9,862
      5.520%               03/09/00       10,000        9,848
      5.540%               03/16/00       20,000       19,674
      5.470%               03/23/00       10,000        9,828
      5.510%               03/30/00       10,000        9,816
      5.450%               04/13/00       10,000        9,792
                                                    ---------
                                                      374,514
                                                    ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.2%
  Discount Notes+
      5.270%               12/02/99       10,000        9,999
      5.265%               12/06/99       20,000       19,985
      5.203%               12/07/99       10,000        9,991
      5.260%               12/08/99       10,000        9,990
      5.100%               12/10/99       20,000       19,974
      5.230%               12/13/99       20,000       19,965
      5.240%               12/15/99       15,000       14,969
      5.530%               01/18/00       10,000        9,926
      5.570%               01/20/00       40,000       39,709
      5.520%               01/24/00       10,000        9,917
      5.500%               02/02/00       20,000       19,807
      5.490%               02/08/00       17,985       17,795

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA GOVERNMENT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par        Value
                          Maturity         (000)       (000)
                          --------         -----    ---------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
  FEDERAL NATIONAL MORTGAGE ASSOCIATION-- CONTINUED
      5.520%               02/10/00     $ 10,000   $    9,891
      5.590%               02/17/00       20,000       19,759
      5.510%               02/24/00       10,000        9,870
      5.525%               03/15/00       10,000        9,839
      5.230%               03/16/00       10,000        9,838
      5.530%               03/27/00       10,000        9,820
      5.600%               04/06/00       10,000        9,802
      5.600%               04/10/00       20,000       19,592
      5.580%               04/17/00       10,000        9,786
      5.480%               04/24/00       10,187        9,962
      5.480%               04/25/00       10,000        9,778
      5.590%               05/04/00       10,000        9,759
      5.540%               05/18/00       20,000       19,481
  Federal National Mortgage Association (A)
      5.226%               08/02/00       10,000        9,996
                                                   ----------
                                                      369,200
                                                   ----------
STUDENT LOAN MARKETING ASSOCIATION -- 5.8%
  Student Loan Marketing Association, MTN (A)
      5.050%               02/11/00       10,000       10,000
      6.055%               08/10/00       10,000        9,998
      6.035%               10/27/00       20,000       19,984
      6.055%               11/15/00       15,000       14,993
  Student Loan Marketing Association
      6.055%               11/12/00       12,000       11,998
  Student Loan Marketing Association (A)
      6.005%               12/16/99       15,000       15,000
      6.005%               01/12/00       15,000       14,999
                                                   ----------
                                                       96,972
                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,315,130)                                1,315,130
                                                   ----------
REPURCHASE AGREEMENTS -- 20.7%
  Credit Suisse First Boston 5.750%
    (dated 11/30/99, matures 12/01/99,
    repurchase price $ 230,036,736;
    collateralized by GNMA obligations:
    total market value
    $ 235,561,851)                       230,000      230,000
  Lehman
    5.690% (dated 11/30/99, matures
    12/01/99, repurchase price $ 38,893,146;
    collateralized by FNMA and GNMA
    obligations: total market value
    $ 39,665,640)                         38,887       38,887

                                            Par        Value
                                           (000)       (000)
                                         ---------  ---------
REPURCHASE AGREEMENTS -- CONTINUED
  Prudential
    5.720% (dated 11/30/99, matures
    12/01/99, repurchase price $ 75,011,917;
    collateralized by FHLMC, FNMA and
    U.S. Treasury obligations: total
    market value $ 76,500,139)            $75,000  $   75,000
                                                   ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $343,887)                                    343,887
                                                   ----------
CASH EQUIVALENT -- 0.6%
  Goldman Sachs Financial Square
    Government Money Market
    Fund                                  10,294       10,294
                                                   ----------
TOTAL CASH EQUIVALENT
   (Cost $10,294)                                      10,294
                                                   ----------
TOTAL INVESTMENTS -- 100.4%
   (COST $1,669,311)                                1,669,311
                                                   ==========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.4%)                                       (6,725)
                                                   ----------
NET ASSETS:
  Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 1,079,832,992 outstanding shares
   of beneficial interest                           1,079,835
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   582,715,395 outstanding shares
   of beneficial interest                             582,716
  Undistributed net investment income                      38
  Accumulated net realized loss on
   investments                                             (3)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $1,662,586
                                                   ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                   ==========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                   ==========
------------------------------------------------
+ EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999.
MTN -- MEDIUM TERM NOTE

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA GOVERNMENT MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  For the Six Months
                                Ended November 30, 1999          For the Year Ended May 31,
                                     (Unaudited)                1999                    1998
                                --------------------   ----------------------   ---------------------
                                 Class I    Class A     Class I      Class A     Class I      Class A
                                ---------   --------   ----------    --------   ----------   --------
Net asset value,
   beginning of period          $    1.00   $   1.00    $    1.00    $   1.00   $     1.00   $   1.00
                                ---------   --------   ----------    --------   ----------   --------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income             0.02       0.02         0.05        0.05         0.05       0.05
LESS DISTRIBUTIONS
   Dividends from net
     investment income              (0.02)     (0.02)       (0.05)      (0.05)       (0.05)     (0.05)
                                ---------   --------   ----------    --------   ----------   --------
   Net asset value, end of
     period                     $    1.00   $   1.00   $     1.00    $   1.00   $     1.00   $   1.00
                                =========   ========   ==========    ========   ==========   ========
TOTAL RETURN                         2.42%2     2.35%2       4.86%       4.70%        5.30%      5.17%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                $1,079,858   $582,728   $1,094,979    $565,095   $1,137,078   $247,281
   Ratio of expenses to
     average net assets              0.39%1     0.54%1       0.42%       0.57%        0.40%      0.52%
   Ratio of net
     investment income to
     average net assets              4.81%1     4.66%1       4.76%       4.61%        5.17%      5.05%
   Ratio of expenses to average net
     assets before fee waivers       0.49%1     0.64%1       0.52%       0.67%        0.50%      0.62%
   Ratio of net investment
     income to average net assets
     before fee waivers              4.71%1     4.56%1       4.66%       4.51%        5.07%      4.95%



                                                         For the Year Ended May 31,
                                           1997                   1996                    1995
                                    -------------------   --------------------   --------------------
                                    Class I    Class A    Class I     Class A     Class I    Class A
                                    --------   --------   --------    --------   --------    --------
Net asset value,
   beginning of period              $   1.00   $   1.00   $   1.00    $   1.00   $   1.00    $  1.00
                                    --------   --------   --------    --------   --------    --------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                0.05       0.05       0.05        0.05       0.05       0.05
LESS DISTRIBUTIONS
   Dividends from net
     investment income                 (0.05)     (0.05)     (0.05)      (0.05)     (0.05)     (0.05)
                                    --------   --------   --------    --------   --------    --------
   Net asset value, end of
     period                         $   1.00   $   1.00   $   1.00    $   1.00   $   1.00   $   1.00
                                    ========   ========   ========    ========   ========    =======
TOTAL RETURN                            5.15%      5.04%      5.41%       5.31%      4.97%      4.87%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                     $811,662   $159,129   $741,894    $131,194   $618,058    $19,174
   Ratio of expenses to
     average net assets                 0.36%      0.47%      0.36%       0.46%      0.39%      0.51%
   Ratio of
     net investment income to
     average net assets                 5.03%      4.93%      5.27%       5.13%      4.83%      5.01%
   Ratio of expenses to average net
     assets before fee waivers          0.46%      0.57%      0.47%       0.57%      0.50%      0.63%
   Ratio of net investment
     income to average net assets
     before fee waivers                 4.93%      4.83%      5.16%       5.02%      4.72%      4.90%

1  ANNUALIZED.
2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA MONEY MARKET FUND
NOVEMBER 30, 1999
(UNAUDITED)
                                            Par         Value
                          Maturity         (000)        (000)
                          --------         -----        -----
COMMERCIAL PAPER+ -- 80.6%
AGRICULTURE -- 1.9%
  Cargill
      5.700%               01/13/00     $ 15,000    $  14,898
      5.720%               01/14/00       12,475       12,388
      5.420%               01/19/00       15,000       14,889
      5.400%               01/20/00       15,000       14,887
      5.420%               01/21/00       15,000       14,885
                                                    ---------
                                                       71,947
                                                    ---------
AUTO -- 2.6%
  Daimler Chrysler
      5.310%               12/08/99       15,000       14,985
      5.310%               12/15/99       25,000       24,948
      5.550%               02/02/00       15,000       14,854
      5.590%               02/09/00       15,000       14,837
      5.700%               03/01/00       15,000       14,784
      5.890%               03/15/00       15,000       14,742
                                                    ---------
                                                       99,150
                                                    ---------
CHEMICALS -- 6.4%
  Akzo Nobel
      5.800%               03/02/00       18,750       18,472
      5.840%               03/09/00       25,000       24,598
      5.800%               03/13/00       10,000        9,834
      5.850%               03/21/00       15,000       14,729
  Colgate Palmolive
      5.800%               01/20/00        8,500        8,432
  Great Lakes Chemical
      5.930%               01/19/00       25,000       24,798
      5.930%               01/26/00       15,000       14,862
      5.850%               01/31/00       10,000        9,901
  Henkel
      5.310%               12/14/99       10,000        9,981
      5.320%               12/16/99       15,000       14,967
      5.880%               01/27/00       12,000       11,888
      6.000%               02/02/00       12,000       11,874
      5.790%               02/11/00       17,000       16,803
Monsanto
      5.400%               01/18/00        5,000        4,964
      5.400%               01/19/00       10,000        9,926
      5.770%               03/22/00       10,000        9,820
      5.770%               03/24/00       13,980       13,725
      5.770%               03/28/00       14,000       13,735
                                                    ---------
                                                      243,309
                                                    ---------
COMMUNICATIONS -- 2.0%
  AT&T
      5.280%               12/02/99       25,000       24,996
  Bell Atlantic
      5.840%               01/13/00       21,800       21,648
  Bell South
      5.800%               01/25/00       15,000       14,867
  SBC Communications
      5.800%               01/19/00       15,000       14,882
                                                    ---------
                                                       76,393
                                                    ---------

                                          Par         Value
                          Maturity       (000)        (000)
                          --------     --------     ---------
COMMERCIAL PAPER -- CONTINUED
DIVERSIFIED -- 4.0%
  Bass Financial
      5.330%               12/01/99    $  15,610    $  15,610
      5.310%               12/06/99       15,000       14,989
      5.870%               02/10/00        9,000        8,896
      5.880%               02/23/00       14,190       13,995
  General Electric Capital
      5.330%               12/16/99       10,000        9,978
      5.730%               02/23/00        5,000        4,933
      4.910%               01/31/00       15,000       14,875
      4.950%               02/03/00       10,000        9,912
      5.080%               02/16/00       15,000       14,837
      5.720%               02/16/00       15,000       14,816
      5.720%               03/01/00       15,000       14,783
      5.730%               03/22/00       15,000       14,733
                                                    ---------
                                                      152,357
                                                    ---------
ELECTRICAL UTILITIES -- 2.4%
  Potomac Electric Power
      5.950%               02/08/00       10,000        9,886
  Southern California Edison
      5.320%               12/15/99       10,000        9,979
  Southern Company
      5.900%               02/09/00       25,000       24,713
      5.850%               02/10/00       22,000       21,746
      5.650%               02/14/00        9,100        8,993
      5.700%               02/23/00       15,000       14,800
                                                    ---------
                                                       90,117
                                                    ---------
ELECTRONICS & OTHER ELECTRICAL EQUIPMENT -- 1.8%
  Eaton
      5.470%               01/19/00       10,000        9,926
      4.950%               01/31/00       15,000       14,874
  Lucent Technologies
      4.980%               01/26/00       15,000       14,884
      4.910%               02/02/00       10,000        9,914
      5.100%               02/22/00       10,000        9,882
  Motorola Credit
      5.800%               03/10/00        7,821        7,695
                                                    ---------
                                                       67,175
                                                    ---------
FABRICATED METAL PRODUCTS -- 1.8%
  Gillette
      5.280%               12/02/99       15,000       14,998
  Stanley Works
      5.300%               12/02/99        6,000        5,999
      5.650%               02/09/00        9,650        9,544
      5.720%               03/01/00       15,000       14,783
      5.920%               03/15/00       10,000        9,827
      5.750%               03/22/00       15,000       14,732
                                                    ---------
                                                       69,883
                                                    ---------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par         Value
                          Maturity         (000)        (000)
                          --------         -----        -----
COMMERCIAL PAPER -- CONTINUED
FINANCIAL CONDUIT -- 9.6%
  Ciesco
      5.350%               12/01/99     $ 25,000   $   25,000
      5.300%               12/08/99       15,000       14,985
      5.350%               12/13/99       15,000       14,973
      5.920%               01/20/00       15,000       14,877
      5.800%               01/26/00       15,000       14,865
      5.900%               02/09/00       15,000       14,828
  Corporate Asset Funding
      5.350%               12/02/99       10,000        9,999
      5.300%               12/13/99       15,000       14,974
      5.500%               12/16/99       10,000        9,977
      5.800%               01/19/00       10,000        9,921
      6.070%               01/26/00       28,664       28,394
      5.910%               01/28/00       10,000        9,905
      6.000%               02/10/00       15,000       14,822
  Delaware Funding
      5.950%               01/13/00       15,000       14,893
      5.850%               01/18/00       10,000        9,922
      6.100%               01/20/00       10,000        9,915
      5.780%               01/24/00       35,000       34,690
      5.820%               02/22/00       15,000       14,799
  Preferred Receivables
      5.360%               12/02/99       15,000       14,998
      5.340%               12/20/99       15,000       14,958
      6.000%               01/13/00       15,000       14,892
      6.070%               01/18/00       15,000       14,879
      6.010%               02/02/00       10,000        9,895
      5.850%               02/07/00       15,000       14,834
                                                    ---------
                                                      366,195
                                                    ---------
FINANCIAL SERVICES -- 24.3%
  Abbey National
      4.970%               12/01/99       15,000       15,000
      5.355%               12/03/99       15,000       14,996
      5.340%               12/10/99       15,000       14,980
      6.000%               01/24/00       10,000        9,910
      5.800%               02/28/00       15,000       14,785
  American Express
      5.950%               01/19/00       15,000       14,879
      5.980%               01/26/00       15,000       14,860
  American Express -- Continued
      5.810%               01/27/00       10,000        9,908
      5.970%               01/31/00       30,000       29,700
      5.970%               02/01/00       15,000       14,846
      5.900%               02/02/00       15,000       14,845
  Associates First Capital
      5.320%               12/06/99       15,000       14,989
      5.310%               12/08/99        5,000        4,995
      5.700%               02/17/00       15,000       14,815
      5.710%               03/01/00       15,000       14,783

                                          Par         Value
                          Maturity       (000)        (000)
                          --------     --------     ---------
COMMERCIAL PAPER -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Den Danske
      5.340%               12/14/99     $ 20,000    $  19,961
      5.330%               12/22/99       15,000       14,953
      5.980%               01/12/00       20,000       19,860
      6.030%               01/25/00       15,000       14,862
      6.050%               01/26/00       15,000       14,859
      5.830%               02/28/00       15,000       14,784
  Deutche Bank Financial
      5.340%               12/15/99       15,000       14,969
      5.860%               01/04/00       15,000       14,917
      5.740%               01/19/00       15,000       14,883
  Dresdner
      5.350%               12/15/99       30,000       29,938
      5.810%               01/10/00       25,000       24,839
      5.400%               01/26/00       15,000       14,874
  Ford Motor Credit
      5.280%               12/15/99       10,000        9,979
      5.810%               01/04/00       15,000       14,918
      5.910%               01/06/00       15,000       14,911
      5.710%               01/10/00       15,000       14,905
      5.560%               01/31/00       15,000       14,859
      5.830%               04/12/00       15,000       14,677
      5.830%               04/19/00       15,000       14,660
  General Motors Acceptance
      5.420%               01/26/00       15,000       14,874
      5.990%               01/26/00       15,000       14,860
      5.690%               02/09/00       15,000       14,834
      5.900%               02/09/00       15,000       14,828
      5.700%               02/23/00       10,000        9,867
      5.690%               02/24/00       15,000       14,798
      5.380%               03/22/00       15,000       14,749
Household Finance
      5.300%               12/02/99       15,000       14,998
      5.700%               01/12/00       30,000       29,800
      5.940%               01/18/00       15,000       14,881
      5.710%               01/27/00       15,000       14,864
      5.960%               02/02/00       10,000        9,896
      5.650%               02/03/00       15,000       14,849
  National Rural Utilities
      5.800%               02/23/00       11,000       10,851
  New York Life Capital
      5.300%               12/02/99       15,000       14,998
      5.300%               12/08/99       15,000       14,985
  Paccar
      5.850%               01/28/00       10,000        9,906
  Pemex
      5.320%               12/06/99       10,000        9,993
  Svenska
      5.330%               12/21/99       15,000       14,956
      5.340%               12/29/99       25,000       24,896
      5.880%               03/01/00       25,000       24,628

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------      --------    ---------
COMMERCIAL PAPER -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Transamerica
      6.000%               01/26/00     $ 15,000    $  14,860
      5.580%               02/02/00       10,000        9,902
      5.820%               02/28/00       15,000       14,784
      5.920%               03/07/00        5,000        4,920
      5.700%               03/08/00        5,000        4,922
      5.850%               04/12/00       15,000       14,676
      5.720%               05/09/00       10,000        9,746
                                                    ---------
                                                      928,020
                                                    ---------
FOOD & BEVERAGE -- 4.9%
  Archer Daniels
      5.740%               04/05/00       15,000       14,699
  Brown Foreman
      5.620%               12/01/99       13,715       13,715
      5.850%               01/14/00        7,650        7,595
      5.900%               01/27/00       10,000        9,907
  Cambell Soup
      4.800%               12/01/99       15,000       15,000
  Diageo
      5.550%               01/12/00       10,000        9,935
      5.950%               01/18/00       45,000       44,643
      5.500%               02/09/00       15,000       14,840
      5.800%               04/04/00       15,000       14,698
      5.750%               04/06/00       15,000       14,696
  Golden Peanut
      5.900%               03/22/00        9,000        8,835
  Sysco
      5.950%               01/12/00       20,000       19,861
                                                    ---------
                                                      188,424
                                                    ---------
GLASS PRODUCTS -- 0.4%
  Guardian Industries
      6.000%               01/13/00       11,600       11,517
      5.900%               01/28/00        5,000        4,952
                                                    ---------
                                                       16,469
                                                    ---------
INSURANCE -- 6.7%
  Allstate
      5.750%               02/02/00       15,000       14,849
      5.740%               03/13/00       15,000       14,754
  American General
      5.830%               02/14/00       15,000       14,818
      5.800%               03/01/00       15,000       14,780
      5.810%               03/15/00       25,000       24,576
  John Hancock Capital
      6.000%               01/14/00       12,012       11,924

                                          Par         Value
                          Maturity       (000)        (000)
                          --------     ---------    ---------
COMMERCIAL PAPER -- CONTINUED
INSURANCE -- CONTINUED
  Prudential Funding
      5.770%               01/10/00     $ 25,000    $  24,837
      5.900%               01/11/00       10,000        9,933
      5.750%               01/12/00       15,000       14,899
      5.750%               01/19/00       10,000        9,922
      6.000%               01/26/00       40,000       39,630
  St. Paul
      5.630%               02/09/00       15,000       14,836
      5.800%               02/10/00       15,000       14,828
      5.700%               02/23/00       30,000       29,593
                                                    ---------
                                                      254,179
                                                    ---------
MACHINERY & EQUIPMENT -- 2.1%
  Caterpillar Financial
      5.780%               02/28/00       15,000       14,786
      5.800%               03/16/00       17,200       16,906
  Fortune Brands
      5.400%               02/18/00       15,000       14,822
  John Deere Capital
      5.820%               01/12/00       15,000       14,898
      5.750%               02/16/00       20,000       19,754
                                                    ---------
                                                       81,166
                                                    ---------
MISCELLANEOUS MANUFACTURING -- 1.3%
  Hasbro
      5.310%               12/09/99       14,380       14,363
      5.300%               12/15/99       10,859       10,837
      5.380%               01/10/00       10,000        9,940
      5.030%               01/19/00       15,000       14,897
                                                    ---------
                                                       50,037
                                                    ---------
OIL & GAS -- 1.8%
  Atlantic Richfield
      5.300%               12/02/99       15,000       14,998
  Baker Hughes
      5.690%               12/01/99       38,325       38,325
  BP Amoco
      4.860%               01/24/00       15,000       14,891
                                                    ---------
                                                       68,214
                                                    ---------
PAPER & PAPER PRODUCTS -- 0.4%
  Sonoco Products
      5.750%               03/14/00       15,000       14,751
                                                    ---------
PHARMACEUTICALS -- 3.6%
  American Home Products
      5.420%               01/25/00       15,000       14,876
      5.980%               02/02/00       15,000       14,843
      5.720%               02/16/00       15,000       14,816
      5.800%               02/22/00        5,836        5,758
      5.700%               03/06/00       15,000       14,772
      5.750%               03/27/00       15,000       14,720

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                          Par         Value
                          Maturity       (000)        (000)
                          --------      --------    ---------
COMMERCIAL PAPER -- CONTINUED
PHARMACEUTICALS -- CONTINUED
  Glaxo Wellcome
      5.780%               02/09/00     $ 10,000   $    9,888
      5.920%               02/23/00       25,000       24,655
      5.850%               03/10/00       25,000       24,594
                                                   ----------
                                                      138,922
                                                   ----------
PHOTOGRAPHY -- 0.4%
  Eastman Kodak
      5.890%               01/19/00       15,000       14,880
                                                   ----------
PRIMARY METAL INDUSTRIES -- 0.8%
  Aluminum Company of America
      5.300%               12/01/99       15,000       15,000
      5.300%               12/08/99       15,000       14,985
                                                   ----------
PRINTING & PUBLISHING -- 0.5%
  Gannett
      5.950%               01/19/00       20,000       19,838
                                                   ----------
RETAIL STORES -- 0.9%
  Wal-Mart
      5.600%               12/01/99       35,000       35,000
                                                   ----------
                                                       29,985
                                                   ----------
TOTAL COMMERCIAL PAPER
   (Cost $3,076,411)                                3,076,411
                                                   ----------
YANKEE CERTIFICATES OF DEPOSIT -- 4.2%
  Abbey National Treasury
      5.130%               05/04/00       15,000       14,996
  Bank of Montreal, Chicago
      5.160%               05/03/00       15,000       14,998
  Bayerische Landisbank
      5.400%               12/08/99       20,000       20,000
      5.940%               01/05/00       20,000       20,000
  Deutsche Bank, New York
      5.050%               02/09/00       15,000       14,998
      5.150%               04/25/00       25,000       24,997
  Rabobank, New York
      5.130%               04/27/00       25,000       24,995
  Royal Bank, Canada
      5.300%               12/29/99       15,000       14,938
  UBS AG, Connecticut
      5.600%               06/14/00       10,000        9,998
                                                   ----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Cost $159,920)                                    159,920
                                                   ----------

                                            Par       Value
                          Maturity         (000)      (000)
                          --------         -----    ---------
FLOATING RATE NOTES (A) -- 3.7%
  Allstate Funding
      5.488%               12/01/99     $ 10,000   $   10,000
      6.084%               03/31/00       10,000       10,000
      5.573%               08/31/00       10,000       10,000
  AT&T
      6.136%               07/13/00       15,000       14,996
  Ciesco
      5.493%               08/17/00       15,000       14,997
  Comerica
      5.429%               09/01/00       15,000       14,994
  Daimler Chrysler N.A.
      5.283%               07/06/00       15,000       14,989
  Key Bank NA
      5.730%               03/20/00       10,000        9,993
  Transamerica
      6.354%               04/06/00       10,000       10,007
  Travelers Funding
      6.139%               03/31/00       15,000       15,000
      5.499%               08/17/00       15,000       15,000
                                                   ----------
Total Floating Rate Notes
   (Cost $139,976)                                    139,976
                                                   ----------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 5.3%
  Federal National Mortgage Association
      5.265%+              12/06/99       50,000       49,963
  Federal Home Loan Bank (A)
      5.706%               03/24/00       25,000       25,000
  Student Loan Marketing Association, MTN (A)
      5.050%               02/11/00       24,000       24,000
      6.055%               08/10/00       25,000       24,995
      6.035%               10/27/00       30,000       29,976
      6.055%               11/15/00       50,000       49,977
                                                   ----------
Total U.S. Government Agency
   Obligations
   (Cost $203,911)                                    203,911
                                                   ----------
REPURCHASE AGREEMENTS -- 7.7%
  Credit Suisse First Boston 5.750%
    (dated 11/30/99, matures 12/01/99,
    repurchase price $ 205,032,743;
    collateralized by GNMA obligations:
    total market value $ 209,276,506)    205,000      205,000

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                                          (000)        (000)
                                         -------    ---------
REPURCHASE AGREEMENTS -- CONTINUED
  Lehman
    5.690% (dated 11/30/99, matures
    12/01/99, repurchase price $ 64,212,147;
    collateralized by FHLMC, FNMA,
    and GNMA obligations: total market
    value $ 65,277,004)                 $ 64,202   $   64,202
  Prudential
    5.720% (dated 11/30/99, matures
    12/01/99, repurchase price
    $ 25,003,972; collateralized by
    FHLMC obligation: market
    value $ 25,500,173)                   25,000       25,000
                                                   ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $294,202)                                    294,202
                                                   ----------
CASH EQUIVALENT -- 0.3%
  Goldman Sachs Financial Square
    Premium Money Market
    Fund                                  11,416       11,416
                                                   ----------
TOTAL CASH EQUIVALENT
   (Cost $11,416)                                      11,416
                                                   ----------
TOTAL INVESTMENTS -- 101.8%
   (Cost $3,885,836)                               $3,885,836
                                                   ==========

OTHER ASSETS AND LIABILITIES,
   NET -- (1.8%)                                      (67,393)
                                                   ----------
NET ASSETS:
  Portfolio Shares of Class I
   (unlimited authorization --
   no par value) based on
   2,220,283,156 outstanding shares
   of beneficial interest                           2,220,276
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
    on 1,598,087,824 outstanding shares
   of beneficial interest                           1,598,088

                                                       Value
                                                       (000)
                                                    ---------
  Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   231,081 outstanding shares
   of beneficial interest                          $      231
  Accumulated net realized loss on investments            (11)
  Overdistributed net investment income                  (141)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $3,818,443
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS B                                     $1.00
                                                   ==========

------------------------------------------------
+ EFFECTIVE YIELD
(A) VARIABLE RATE SECURITIES - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA MONEY MARKET FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  For the Six Months
                                Ended November 30, 1999               For the Year Ended May 31,
                                       (Unaudited)                               1999
                         ----------    ----------    -------    ----------    ----------   -------
                          Class I       Class A      Class B     Class I       Class A     Class B
                         ----------    ----------    -------    ----------    ----------   -------
Net asset value,
   beginning
   of period             $     1.00    $     1.00     $1.00    $     1.00    $     1.00   $  1.00
                         ----------    ----------     -----    ----------    ----------   -------
INCOME FROM
   INVESTMENT
   OPERATIONS
   Net investment
     income                    0.02          0.02      0.02          0.05          0.05      0.04
LESS DISTRIBUTIONS
   Dividends from
     net investment
     income                   (0.02)        (0.02)    (0.02)        (0.05)        (0.05)    (0.04)
                         ----------    ----------     -----    ----------    ----------   -------
Net asset value,
   end of period         $     1.00    $     1.00     $1.00    $     1.00    $     1.00   $  1.00
                         ==========    ==========     =====    ==========    ==========   =======
TOTAL RETURN                   2.47%3        2.39%3    2.03%3       4.96%          4.82%     4.21%
RATIOS/SUPPLEMENTAL DATA
   Net assets,
     end of period
     (in 000's)          $2,220,015    $1,598,198     $ 230    $2,133,839    $1,360,644   $    27
   Ratio of expenses
     to average
     net assets                0.40%2        0.55%2    1.30%2        0.42%         0.56%     1.27%
   Ratio of net
     investment
     income to
     average net
     assets                    4.91%2        4.76%2    4.01%2        4.82%         4.68%     3.97%
   Ratio of expenses
     to average
     net assets
     before fee
     waivers                   0.50%2        0.65%2    1.40%2        0.52%         0.66%     1.37%
   Ratio of net
     investment
     income to
     average net
     assets before fee
     waivers                   4.81%2        4.66%2    3.91%2        4.72%         4.58%     3.87%



                                                                     For the Year Ended May 31,
                                   1998                            1997                    1996                        1995
                     ---------------------------------   ----------------------    ----------------------      --------------------
                      Class I       Class A   Class B1    Class I       Class A      Class I     Class A       Class I      Class A
                     ----------    --------    ------    ----------     -------    ----------    --------      -------     --------
Net asset value,
   beginning
   of period         $     1.00    $   1.00    $ 1.00    $     1.00     $  1.00    $     1.00    $   1.00    $     1.00    $   1.00
                     ----------    --------    ------    ----------     -------    ----------    --------    ----------    --------
INCOME FROM
   INVESTMENT
   OPERATIONS
   Net investment
     income                0.05        0.05      0.05          0.05        0.05          0.05        0.05          0.05        0.05
LESS DISTRIBUTIONS
   Dividends from
     net investment
     income               (0.05)      (0.05)    (0.05)        (0.05)      (0.05)        (0.05)      (0.05)        (0.05)      (0.05)
                     ----------    --------    ------    ----------     -------    ----------    --------    ----------    --------
Net asset value,
   end of period     $     1.00    $   1.00    $ 1.00    $     1.00     $  1.00    $     1.00    $   1.00    $     1.00    $   1.00
                     ==========    ========    ======    ==========     =======    ==========    ========    ==========    ========
TOTAL RETURN               5.39%       5.26%     5.04%2        5.19%       5.09%         5.45%       5.35%         5.11%       5.01%
RATIOS/SUPPLEMENTAL DATA
   Net assets,
     end of period
     (in 000's)      $1,911,689    $696,893    $    5    $1,943,021    $346,172    $1,344,414    $343,087    $1,083,243    $175,192
   Ratio of expenses
     to average
     net assets            0.38%       0.51%     1.22%2        0.37%       0.47%         0.37%       0.47%         0.37%       0.47%
   Ratio of net
     investment
     income to
      average net
     assets                5.27%       5.14%     4.39%2        5.07%       4.97%         5.30%       5.18%         5.07%       5.12%
   Ratio of expenses
     to average
     net assets
     before fee
     waivers               0.48%       0.61%     1.27%2        0.47%       0.57%         0.48%       0.58%         0.48%       0.58%
   Ratio of net
     investment
     income to
     average net
     assets before fee
     waivers               5.17%       5.08%     4.31%2        4.97%       4.87%         5.19%       5.07%         4.96%       5.01%

1 CLASS B COMMENCED OPERATIONS JANUARY 5, 1998.
2 ANNUALIZED.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par       Value
                          Maturity         (000)      (000)
                          --------        ------    ---------
MUNICIPAL BONDS -- 98.4%
OHIO -- 98.4%
  Allen County (BAN)
      4.250%               09/14/00       $  645       $  646
  Allen County, Health Care Facilities,
    Mennonite Memorial Home
    Project (RB) (A)
      3.900%               02/01/18        3,355        3,355
  Barberton (BAN)
      3.700%               04/20/00          725          726
  Bellbrook (BAN)
      4.250%               10/20/00        1,000        1,002
  Butler County (BAN)
      4.250%               09/27/00        1,225        1,230
  Canton, Pension (GO) (AMBAC)
      3.150%               12/01/99          230          230
  Canton (BAN)
      3.910%               06/08/00        2,625        2,629
  Centerville Healthcare (RB) (A)
      4.000%               05/01/08        7,100        7,100
  Chillicothe (BAN)
      4.210%               09/15/00          675          677
  Cleveland Heights (BAN)
      3.820%               08/25/00        1,035        1,036
  Columbus Sewer & Water
    Improvement (RB) (A)
    Series 1995-1
      3.700%               06/01/16        2,450        2,450
  Columbus (GO) (A) Series 1
      3.700%               12/01/17        5,000        5,000
  Columbus Sewer Authority
    (RB) (A) (B)
      3.800%               06/01/11        3,100        3,100
  Coshocton County Hospital (RB) (A)
      3.900%               03/01/19        5,000        5,000
  Cuyahoga County, Health
    Care, Applewood Center (RB) (A)
      3.970%               11/01/14        1,250        1,250
  Cuyahoga County, University
    Healthcare System (RB) (A) (B)
      3.900%               01/15/29        3,000        3,000
  Cuyahoga County, Ohio University
     Hospital Cleveland (RB)
      3.600%               01/01/16          675          675
  Cuyahoga County, Hospital Facilities
    Authority, Cleveland Clinic Foundation
    (RB) (A)
    Series 1996-A
      3.900%               01/01/26        2,000        2,000
    Series 1997-D
      3.800%               01/01/26        5,050        5,050
  Cuyahoga County, Industrial
    Development Authority, Allen
    Group Project (RB) (A)
      3.800%               12/01/15        1,600        1,600

                                           Par        Value
                          Maturity        (000)       (000)
                          --------       -------     --------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Dayton (GO) (AN)
      3.400%               03/03/00      $ 1,000      $ 1,000
  Eastlake (GO) (BAN)
      4.500%               07/27/00          350          352
  Euclid County, School District (BAN)
      3.700%               07/28/00        2,055        2,058
  Evandale, Industrial Development
    Authority, Ohio Edison
    Project (RB) (A)
      3.850%               09/01/15        3,900        3,900
  Fairfield (BAN)
      3.900%               08/24/00        1,900        1,903
  Franklin County, Hospital Authority,
    Holy Cross Health System (RB) (A)
      3.850%               06/01/16        3,000        3,000
  Hillard (GO) Series B
      5.150%               12/01/99          280          280
  Kent City (GO) (BAN)
      4.750%               07/20/00          525          528
  Lancaster (GO) (BAN)
      3.600%               04/27/00        1,400        1,402
  Lima Memorial Hospital
    (RB) (A) Series 1996
      4.000%               12/01/10        4,210        4,210
  Lorain County, Industrial
    Development Authority, Regional
    Medical Center (RB) (A)
      4.000%               05/01/22        1,675        1,675
  Louisville (GO) (BAN)
      4.000%               05/03/00        1,200        1,202
  Lucas County, Facility Improvement
    (RB) (A)
      3.900%               10/01/05        1,000        1,000
  Marysville (GO) (BAN)
      3.460%               04/13/00          900          901
  Mason City, School District
    (GO) (BAN)
      3.680%               01/27/00          415          415
  Masillion (GO) (BAN)
      3.980%               01/14/00          550          550
  Massilion (BAN)
      4.070%               01/14/00        1,200        1,201
  Mayfield, School District (GO) (BAN)
      3.450%               04/20/00          540          540
  Medina County, Construction
    Note (GO)
      3.500%               06/15/00        1,000        1,001
  Medina County (BAN)
      4.125%               08/31/00          195          196
                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par         Value
                          Maturity         (000)        (000)
                          --------         -----       ------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Mentor (GO) (BAN)
      3.850%               08/03/00       $  685       $  686
  Miamisburg (BAN)
      4.200%               09/22/00          530          532
  Middleburg Heights City (GO) (BAN)
      3.850%               08/10/00        1,200        1,202
  Muskingum County (BAN)
      4.250%               11/30/00          505          506
  New Albany (GO) (MBIA)
      3.100%               12/01/99          135          135
  Ohio School District, 1999 Cash
    Flow Borrowing Program (AN)
      4.140%               06/30/00        1,000        1,004
  Ohio State Infra Structure (GO)
      4.500%               02/01/00        1,090        1,092
  Ohio State, Air Quality, Cleveland
    Electric & Illumination (TECP)
      3.650%               12/10/99        4,000        4,000
      3.450%               01/21/00        1,000        1,000
      3.650%               02/09/00        2,500        2,500
  Ohio State, Air Quality Development
    Authority, Cincinnati Gas &
    Electric Project (RB) (A)
      3.700%               09/01/30        2,600        2,600
  Ohio State, Air Quality,
    USX Corp. Project (TECP)
      3.850%               05/01/00        2,115        2,115
  Ohio State, Air Quality Development
    Authority, Cincinnati Gas &
    Electric Project (RB) (A)
    Series 1985-A
      3.950%               12/01/15        2,700        2,700
  Ohio State, Air Quality Development
    Authority, Cincinnati Gas &
    Electric (RB) (A) (B)
      3.950%               12/01/15          600          600
  Ohio State, Air Quality Development
    Authority, Timken Project (RB) (A)
      3.900%               07/01/03        2,000        2,000
  Ohio State, Air Quality, Duquesne Light
    (TECP) (AMBAC)
      3.900%               01/19/00        3,500        3,500
  Ohio State, Environmental Association,
    U.S. Steel (RB) (A)
      3.900%               12/01/01        1,000        1,000
  Ohio State, Higher Educational
    Facilities, Mount Union College
    Project (RB) (A)
      3.900%               09/01/20          980          980

                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Higher Educational
    Facilities, Kenyon College (RB) (A)
      3.950%               08/01/03      $ 3,700      $ 3,700
  Ohio State, Pollution Control (RB) (A)
      3.800%               05/01/22        2,000        2,000
  Ohio State, Pollution Control
    Water Project (A)
      3.800%               05/01/22          900          900
  Ohio State, Higher Educational
    Facilities (RB) Series A-1
      4.500%               12/01/99        1,250        1,250
  Ohio State, Public Facilities
    Commission (RB) Series II-A
      5.625%               12/01/99          500          500
  Ohio State University (TECP)
      3.500%               12/02/99        3,000        3,000
  Ohio State University, General
    Receipts (RB) (A) Series 1985-B
      4.250%               12/01/01          155          155
  Ohio State University, General
    Receipts (RB) (B) Series 1986-B
      4.250%               12/01/06        1,550        1,550
  Ohio State, Water Development
    Authority, Cleveland Electric
    Project (RB) Series B (A)
      3.900%               08/01/20        4,000        4,000
  Ohio State, Water Development
    Authority (RB) (A)
      3.950%               07/01/32          200          200
  Orange County, School District (BAN)
      3.640%               07/20/00        2,300        2,303
  Richmond Heights (BAN) (GO)
      4.350%               05/15/00          825          827
  Ridgewood, School District (BAN)
      4.150%               04/15/00        1,300        1,304
  Ross County, Hospital Facilities
    Authority, Adena Health System
    (RB) (A) Series 1998
      3.900%               12/01/23        2,800        2,800
  Ross County, Hospital Facilities
    Authority, Medical Center
    Hospital Project (RB) (A)
      3.900%               12/01/20        1,020        1,020
  Rossford, Special Obligation Note,
    Exempted Village (AN)
      4.000%               12/01/99          270          270
  Saint Clairsville (GO) (BAN)
      3.510%               05/04/00          370          370
  Saint Mary School District (BAN)
      3.840%               02/23/00          709          710

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA OHIO MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Scioto County, Veteran Hospital
    Administration, Central Capital
    Asset Financing Program
    (RB) (AMBAC) (A) Series B
      3.950%               12/01/25      $ 2,725      $ 2,725
  Scioto County, Veteran Hospital
    Administration, Central Capital Asset
    Financing Program (RB) (AMBAC) (A)
    Series 1985-C
      3.950%               12/01/25          815          815
  Scioto County, Veteran Hospital
    Administration, Central Capital
    Asset Financing Program
    (RB) (AMBAC) (A) (B) Series D
      3.950%               12/01/25          100          100
  Scioto County, Veteran Hospital
    Administration, Central Capital
    Asset Financing Program
    (RB) (A) (B) Series E (AMBAC)
      3.950%               12/01/25          590          590
  Scioto County, Veteran Hospital
    Administration, Central Capital
    Asset Financing Program (RB)
    (AMBAC) (A) Series F
      3.950%               12/01/25        2,030        2,030
  Scioto County, Veteran Hospital
    Administration, Central Capital
    Asset Financing Program
    (RB) (A) (B) Series G (AMBAC)
      3.950%               12/01/25          800          800
  Sevin Hills (GO) (BAN)
      4.250%               05/25/00        1,500        1,504
  Southwestern City, School District
    (GO) (AMBAC)
      3.000%               12/01/99        1,260        1,260
  Southwestern City, School District
    (BAN)
      4.125%               06/13/00          500          501
  Toledo City, Services Special
    Assessment Note (RB) (A)
      3.900%               06/01/00        2,000        2,000
  Warren County, Industrial
    Development Authority, Cincinnati
    Electric Project (RB) (A)
      4.100%               09/01/15        7,650        7,650
  Warren County, Healthcare Facilities,
    Otterbein Homes (RB) (A)
      3.850%               07/01/23        3,900        3,900
  Willowick (GO) (BAN)
      3.625%               04/27/00          800          801

                                            Par        Value
                                           (000)       (000)
                                         -------      -------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Wooster, Industrial Development
    Authority, Allen Group Project
    (RB) (A)
      4.100%               12/01/10      $ 2,100     $  2,100
                                                     --------
                                                      156,857
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $156,857)                                    156,857
                                                     --------
CASH EQUIVALENTS -- 1.3%
  Blackrock Funds Ohio Municipal
    Money Market Portfolio                 1,000        1,000
  Federated Ohio Cash Trust                1,127        1,127
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $2,127)                                        2,127
                                                     --------
TOTAL INVESTMENTS -- 99.7%
   (Cost $158,984)                                   $158,984
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                            406
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   129,474,506 outstanding shares
   of beneficial interest                             129,475
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   29,974,107 outstanding shares
   of beneficial interest                              29,973
  Overdistributed net investment income                   (58)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $159,390
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========

------------------------------------------------
(A) VARIABLE RATE SECURITY- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 31, 1999.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AN -- ANTICIPATION NOTE
BAN -- BOND ANTICIPATION NOTE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER

                             See Accompanying Notes
                                       98

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA OHIO MUNICIPAL MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                   For the Six Months Ended
                                                                       November 30, 1999                   For the Period
                                                                          (Unaudited)                    Ended May 31, 1999
                                                                  ---------------------------        ------------------------
                                                                  Class I             Class A        Class I1         Class A1
                                                                  --------            -------        -------          -------
Net asset value, beginning of period                              $   1.00            $  1.00        $  1.00          $  1.00
                                                                  --------            -------        -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.02               0.01           0.02             0.02
                                                                   --------            -------        -------          -------
  LESS DISTRIBUTIONS
  Dividends from net investment income                               (0.02)             (0.01)         (0.02)           (0.02)
                                                                  --------            -------        -------          -------
Net asset value, end of period                                    $   1.00            $  1.00        $  1.00          $  1.00
                                                                  ========            =======        =======          =======
TOTAL RETURN                                                          1.48%3             1.40%3         2.01%3            1.50%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                           $129,424            $29,966        $99,342          $11,019
   Ratio of expenses to average net assets                            0.41%2             0.57%2         0.35%2           0.50%2
   Ratio of net investment income to average net assets               2.90%2             2.78%2         2.77%2           2.62%2
   Ratio of expenses to average net assets before
     fee waivers                                                      0.61%2             0.77%2         0.55%2           0.70%2
   Ratio of net investment income to average net assets
     before fee waivers                                               2.70%2             2.58%2         2.57%2           2.42%2

1 CLASS I AND CLASS A COMMENCED OPERATIONS ON SEPTEMBER 15, 1998 AND NOVEMBER 2,
  1998, RESPECTIVELY.
2 ANNUALIZED.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- 94.1%
PENNSYLVANIA -- 94.1%
  Allegheny County, Hospital
    Development Authority,
    Presbyterian University Hospital
    Project (RB) (A) (B) Series B-3
      4.000%               03/01/18      $ 1,000      $ 1,000
  Allegheny County, Industrial
    Development Authority, Longwood
    At Oakmont (RB) (A) (B)
      3.700%               07/01/27        2,000        2,000
  Allegheny County, Industrial
    Development Authority,
    Environmental Improvement,
    USX Corp. Project
    (RB) (A) (B)
      3.850%               12/01/32        6,000        6,000
  Allegheny County, Higher Education
    Building Authority, University of
    Pittsburgh Project
    (RB) (B) Series 1985 B
      3.750%               07/01/15        1,080        1,080
  Allegheny County, Port Authority
    (AN) (B)
      4.000%               06/30/00        2,000        2,008
  Alleghney County, Port Authority
    (RB) (AMBAC)
      5.000%               03/01/00          850          852
  Altoona, Area School District (GO)
      4.900%               01/15/00        2,000        2,005
  Beaver County, Industrial
    Development Authority, Duquesne
    Series D
      3.900%               01/26/00        2,600        2,600
    Series E
      3.900%               01/26/00        2,100        2,100
  Beaver County, Pollution Control
    Revenue, Atlantic Richfield Project
    (RB) (A) (B)
      3.850%               12/01/20        2,000        2,000
  Boyertown Area School District (GO)
      3.800%               03/01/00          290          290
  Bucks County, Industrial Development
    Authority, Edgecomb Metals
    (RB) (A) (B)
      3.900%               10/01/09        2,500        2,500

                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------     --------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Bucks County, Industrial Development
    Authority, USX Corporation Project
    (RB) (A) Series 1995
      3.850%               05/01/00      $ 3,250      $ 3,250
  Bucks County, Water & Sewer
    Authority, Neshaminy Interceptor
    Sewer System (RB)
      5.000%               12/01/99          175          175
  Chester County (GO)
      4.550%               12/15/99          400          400
  Delaware County, Industrial
    Development Authority
    (RB) (A) (B) Series 1985
      3.800%               12/01/09        1,500        1,500
  Delaware County, Industrial
    Development Authority, PECO
    Energy (RB) (A) (B) Series A
      3.650%               08/01/16        1,000        1,000
  Delaware County, Industrial
    Development Authority, Scott
    Paper Project (RB) (A) (B)
    Series 1984-A
      3.900%               12/01/18        1,900        1,900
      3.900%               12/01/18        2,600        2,600
  Delaware County, Industrial
    Development Authority, United
    Parcel Service Project
    (RB) (B) Series 1985
      3.600%               12/01/15          600          600
  Delaware County, Pollution Control
    Revenue, PECO Energy
    (TECP) (FGIC)
      3.500%               12/09/99        1,000        1,000
      3.650%               01/18/00        2,000        2,000
  Delaware County, Villanova
    University (RB)
      3.100%               12/01/99          770          770
  Delaware Valley, Finance Authority,
    Local Government
    (RB) (A) (B) Series D
      3.800%               08/01/16        2,700        2,700

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Emmaus, General Authority
    (RB) (A) (B) (FSA)
      3.900%               12/01/28      $ 3,000      $ 3,000
  Emmaus, General Authority
    (RB) (A) (B)
      3.950%               03/01/24        4,400        4,400
  Geisinger Authority, Pennsylvania
    Health System, Penn State
    Geisinger Health (RB) (A)
    Series 1998-B
      3.800%               08/15/28        1,000        1,000
  Iroquois School District (GO)
      4.500%               06/01/00        2,500        2,509
  Lancaster, Higher Education
    Authority, Franklin & Marshall
    College Project (RB) (A) (B)
    Series 1997
      3.970%               04/15/27        3,995        3,995
  Lebanon, Water Authority (RB)
      3.100%               12/15/99          415          415
  Lehigh County, Callable
    08/01/00 @102 (GO) (FGIC)
      6.900%               08/01/00        2,500        2,600
  Lehigh County (RB) (MBIA)
    (A) (B) Series B
      3.650%               07/01/29          900          900
  Lehigh County General Purpose,
    Lehigh Valley Hospital
    (RB) (B) Series A
      3.650%               07/01/28          400          400
  Mercersburg, General Purpose
    Authority, Mercersburg College
    Project (RB) (A) (B) Series 1997
      3.950%               11/01/27        1,000        1,000
  Montgomery County, Industrial
    Development Authority, PECO
    Energy (TECP)
      3.450%               01/21/00        1,000        1,000
  Montgomery County, Pollution
    Control Revenue, PECO Energy
    (TECP) (A)
      3.650%               12/10/99        2,000        2,000
      3.600%               01/20/00        2,500        2,500

                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Montgomery County, Pollution
    Control Revenue, PECO Energy
    (TECP) (A) Series 1994 A
      3.700%               01/24/00      $ 2,000      $ 2,000
      3.800%               01/27/00        2,000        2,000
  Northampton County, Higher
    Education Authority, Lafayette
    College (RB) (A) (B) Series B
      4.000%               11/01/28        1,500        1,500
  Northeast Pennsylvania, Hospital
    Authority (TECP) (MBIA) (B)
      3.800%               02/17/00        1,000        1,000
  Northern Cambria School District
    (GO) (AMBAC)
      5.100%               09/01/00          300          303
  Old Forge School District (TRAN) (B)
      4.300%               06/30/00        1,572        1,575
  Pen Argyl School District (TRAN) (B)
      3.750%               06/30/00        1,700        1,701
  Pennsylvania State (GO) Series 1
      4.625%               05/01/00        1,000        1,006
  Pennsylvania State (TECP)
      3.600%               01/19/00        3,000        3,000
      3.550%               01/25/00        2,000        2,000
      3.800%               11/01/00        3,000        3,000
  Pennsylvania State, Higher
    Educational Facilities Authority,
    University of Pennsylvania,
    Health Services Project
    (RB) (A) (B) Series C
      3.850%               01/01/26        5,000        5,000
  Pennsylvania State, Higher
    Education Authority, Valley Forge
    Academy (TECP) (A)
      3.800%               11/01/00        2,000        2,000
  Pennsylvania State, Turnpike
    Commission (RB) Series K
      7.500%               12/01/99          200          204
  Pennsylvania State, Turnpike
    Commission (RB) Series P
      5.100%               12/01/99          150          150
  Pennsylvania State, Turnpike
    Commission Series Q (B)
      3.700%               06/01/28        3,000        3,000

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par        Value
                          Maturity         (000)       (000)
                          --------        ------     --------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State University (RB)
      4.950%               08/15/00       $  500     $    504
  Philadelphia (TRAN) Series A
      4.250%               06/30/00        2,000        2,008
  Philadelphia, Industrial Development
    Revenue, Chemical Heritage
    Foundation Project (RB) (B)
      3.900%               07/01/27        1,000        1,000
  Philadelphia, Hospital & Higher
    Educational Facility Authority,
    Children's Hospital Project
    (RB) (B) Series 1992-B
      3.750%               03/01/27        4,100        4,100
  Philadelphia, Hospital & Higher
    Educational Facility Authority,
    Children's Hospital (RB)
      4.750%               02/15/00          375          376
  Pittsburgh, Urban Redevelopment
    Authority, (RB) Series D
      3.150%               12/01/99        1,170        1,170
  Quakertown, Hospital Facilities
    Authority (RB) (A)
      3.800%               07/01/05        2,800        2,800
  Sayre, Healthcare Center Facility
    Authority (RB) (AMBAC) (A)
      3.900%               12/01/20        2,000        2,000
  Scranton-Lackawanna, Health &
    Welfare Authority, University of
    Scranton (RB) (A)
      3.900%               05/01/18        1,665        1,665
  Shaler Area School District
    (GO) (FSA) Series B
      3.750%               09/01/00          600          601
  State, Pittsburgh Urban Mortgage
    Redevelopment Authority,
    Callable 04/01/2000 @ 100
    (RB) Series 1999
      3.545%               08/15/00        1,045        1,045

                                           Par        Value
                          Maturity        (000)       (000)
                          --------       -------     --------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Temple University Funding,
    Callable 12/13/99 @100
    (GO) Series 1999
      3.150%               05/12/00      $ 1,000     $  1,000
  Venango, Pollution Control
    Revenue (RB) (A) (B)
      4.000%               12/01/12          895          895
  Western Berks Water Authority
    (RB) (FSA) Series A
      3.900%               04/01/00          535          536
  York County, Industrial Development
    Authority, PECO Energy Project
    (RB) (A) (B) Series A
      3.650%               08/01/16        1,400        1,400
  York County, Industrial Development
    Authority, Public Service Electric &
    Gas Project (RB) (MBIA) (B)
    Series 1995-A
      3.850%               09/01/20          600          600
  York County, City School District
    (GO) (FGIC) (A)
      4.100%               02/15/00          300          300
                                                     --------
                                                      119,488
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $119,488)                                    119,488
                                                     --------
CASH EQUIVALENTS -- 1.8%
  Blackrock Pennsylvania Municipal
    Money Market Fund                        100          100
  Federated Pennsylvania Cash
    Trust Fund                             2,120        2,120
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $2,220)                                        2,220
                                                     --------
TOTAL INVESTMENTS -- 95.9%
   (Cost $121,708)                                   $121,708
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 4.1%                                          5,248
                                                     --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
   on 78,008,624 outstanding shares
   of beneficial interest                            $ 78,009
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   48,920,439 outstanding shares
   of beneficial interest                              48,921
  Accumulated net realized loss on investments            (18)
  Undistributed net investment income                      44
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $126,956
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========

-----------------------------------------------
(A) SECURITIES ARE BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION. THE MATURITY DATE SHOWN IS THE LONGER OF THE NEXT RESET DATE OR THE DATE IN WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED
    THROUGH DEMAND.
(B) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECTON NOVEMBER 30, 1999
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AN -- ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX REVENUE ANTICIPATION NOTE

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           For Year Ended May 31,
                              For the Six Months      -----------------------------------------------------------------
                           Ended November 30, 1999           1999                    1998                  1997
                                 (Unaudited)          -------------------      -----------------     ------------------
                             Class I     Class A      Class I     Class A      Class I   Class A     Class I2   Class A1
                             -------     -------      -------     -------      -------   -------     -------    -------
Net asset value,
   beginning of period       $  1.00     $  1.00      $  1.00     $  1.00      $  1.00   $  1.00     $  1.00    $  1.00
                             -------     -------      -------     -------      -------   -------     -------    -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
     income                     0.02        0.01         0.03        0.03         0.03      0.03        0.03       0.02
LESS DISTRIBUTIONS
   Dividends from net
     investment
     income                    (0.02)      (0.01)       (0.03)      (0.03)       (0.03)    (0.03)      (0.03)     (0.02)
                             -------     -------      -------     -------      -------   -------     -------    -------
Net asset value, end
   of period                 $  1.00     $  1.00      $  1.00     $  1.00      $  1.00   $  1.00     $  1.00    $  1.00
                             =======     =======      =======     =======      =======   =======     =======    =======
TOTAL RETURN                    1.49%4      1.42%4       2.92%       2.76%        3.41%     3.29%       3.26%      3.18%3
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of
     period (in 000's)       $78,030     $48,926      $77,214     $53,822      $73,264   $33,375     $60,876    $20,830
   Ratio of expenses to
     average net
     assets                     0.32%3      0.47%3       0.34%       0.49%        0.34%     0.46%       0.41%      0.46%3
   Ratio of net investment
     income to average
     net assets                 3.02%3      2.87%3       2.82%       2.67%        3.35%     3.23%       3.20%      3.27%3
   Ratio of expenses to
     average net assets
     before fee waivers         0.57%3      0.72%3       0.59%       0.74%        0.58%     0.71%       0.74%      0.71%3
   Ratio of net investment
     income to average
      net assets before
     fee waivers                2.77%3      2.62%3       2.57%       2.42%        3.11%     2.98%       2.87%      3.02%3


                             For the          For the            For the
                          Period Ended       Year Ended        Period Ended
                          May 31, 19962    April 30, 19962    April 30, 19952
                          -------------    ---------------    ---------------

Net asset value,
   beginning of period       $  1.00           $  1.00            $  1.00
                             -------           -------            -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment
     income                     0.00              0.03               0.02
LESS DISTRIBUTIONS
   Dividends from net
     investment
     income                    (0.00)            (0.03)             (0.02)
                             -------           -------            -------
Net asset value, end
   of period                 $  1.00           $  1.00            $  1.00
                             =======           =======            =======
TOTAL RETURN                    0.28%4            3.36%              2.32%4
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)              $68,742           $70,422            $56,668
   Ratio of expenses to
     average net
     assets                     0.55%3            0.55%              0.55%3
   Ratio of net investment
     income to average
     net assets                 3.24%3            3.29%              3.21%3
   Ratio of expenses to
     average net assets
     before fee waivers         0.97%3            0.96%              1.04%3
   Ratio of net investment
     income to average
      net assets before
     fee waivers                2.82%3            2.88%              2.72%3

1 CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
2 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND
  THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.
3 ANNUALIZED.
4 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                          Par         Value
                          Maturity       (000)        (000)
                          --------       ------      -------
MUNICIPAL BONDS -- 98.1%
ALASKA -- 1.7%
  Valdez, Marine Terminal, Arco
    Transportation Project
    (RB) (A) (B) Series 1994-B
      3.900%               05/01/31      $ 6,000      $ 6,000
  Valdez, Marine Terminal, Arco
    Transportation Project (TECP)
    Series A
      3.400%               01/28/00        3,300        3,300
                                                    ---------
                                                        9,300
                                                    ---------
ARIZONA -- 3.6%
  Arizona State, Salt River Project,
    Agricultural Improvemnt &
    Power District (TECP) Series B
      3.600%               01/25/00        5,000        5,000
      3.750%               02/14/00        6,000        6,000
      3.750%               02/18/00        4,000        4,000
  Maricopa County Pollution
    Control, Southern California
    Edison, (RB) Series E
      3.450%               01/31/00        2,000        2,000
  Maricopa County Pollution
    Control Revenue, State Public
    Service, (RB) (A) (B) Series C
      3.750%               05/01/29        2,000        2,000
                                                    ---------
                                                       19,000
                                                    ---------
COLORADO -- 2.2%
  Colorado State, Health Facilities
    Authority, Catholic Health
    Initiatives (RB) (A) (B) Series B
      4.000%               12/01/25        7,700        7,700
  Colorado State, Health Facilities
    Authority, North Colorado
    Medical Center (RB) (A) (B)
      3.900%               05/15/20        4,300        4,300
                                                    ---------
                                                       12,000
                                                    ---------
FLORIDA -- 2.7%
  Jacksonville, Pollution Control
    Revenue, Florida Power &
    Light (TECP)
      3.500%               01/28/00        5,750        5,750
      3.750%               02/11/00        5,810        5,810
      3.750%               02/15/00        3,000        3,000
                                                    ---------
                                                       14,560
                                                    ---------
GEORGIA -- 3.0%
  Municipal Electric Authority
    Georgia (TECP)
      3.650%               03/10/00        2,657        2,657

                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
GEORGIA -- CONTINUED
  Municipal Electric Authority
    Georgia (TECP) Series A
      3.450%               01/21/00      $ 5,435      $ 5,435
  Savannah, Development
    Authority, Downtown Parking
    Authority (RB) (A) (B)
      3.800%               09/01/05        2,000        2,000
  State of Georgia,Trust Receipts
    (GO) (A) (B) (C) Series 128
      3.970%               02/01/12        6,000        6,000
                                                      -------
                                                       16,092
                                                      -------
ILLINOIS -- 6.5%
  ABN Amro Munitops
    TX FortBend ISD TX Certificate
    Trust, (B) (C) Series 1999-6
      4.100%               03/07/07        3,000        3,000
  Illinois State, Trust Receipts
    (GO) (A) (B) (C) Series 133
      3.960%               10/01/07        5,000        5,000
  Illinois State, Educational
    Facilities Authority,
    Northwestern University
    (RB) (A) (B)
      3.950%               03/01/28        8,736        8,736
  Illinois State, Educational
    Facility Authority, National
    Louis University (RB) Series B
      3.900%               06/01/29        3,000        3,000
  Illinois State, Fox Valley Park (GO)
      3.375%               12/15/99        2,975        2,975
  Illinois State, Health Facilities
    Authority, Northwestern
    Memorial Hospital Project,
    VRDN (A) (E)
      3.700%               08/15/25        1,200        1,200
  Illinois State, Health Facilities
    Authority, Advocate Healthcare
    Network (RB) (A) (B) Series B
      3.950%               08/15/22        4,820        4,820
  Illinois State, Health Facility
    Authority, Evanston
    Northwestern (TECP)
      3.250%               05/31/00        2,000        2,000
  Illinois State, Hospital Development
    Finance Authority, Palos
    Community Hospital
    (RB) (A) (B) Series 1994-2
      3.900%               11/15/11        3,900        3,900
                                                     --------
                                                       34,631
                                                     --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- 7.2%
  Indiana State, Health Facility
    Finance Authority, Ascension
    Health, (TECP) Series B
      3.800%               02/09/00      $ 5,000      $ 5,000
  Indiana State, Bond Bank
    Advance Funding Program
    Notes, Series A-2
      3.500%               01/19/00        2,550        2,552
  Indiana State, Health Facilities Finance
    Authority, Capital Access (RB) (A) (B)
    PGM 1992
      3.900%               12/01/02        1,000        1,000
    PGM 1991
      3.900%               08/01/06        4,300        4,300
    PGM 1997
      3.900%               01/01/12        1,450        1,450
    PGM 1998
      3.900%               04/01/13        4,250        4,250
  Indiana State, Hospital Equipment
    Finance Authority (RB) (A) (B)
      3.900%               12/01/15       10,000       10,000
  Purdue University, Indiana
    Universities Trustees Student Fee
    (RB) (A) (B)
    Series H
      3.800%               07/01/17          930          930
    Series O
      3.800%               07/01/19        5,850        5,850
  Sullivan, Indiana Hoosier
    Energy (TECP)
      3.850%               01/24/00        3,400        3,400
                                                      -------
                                                       38,732
                                                      -------
KENTUCKY -- 3.3%
  Jefferson County, Louisville Gas &
    Electric (TECP) Series 1996-A
      3.700%               02/16/00        4,000        4,000
  Kentucky State, Economic
    Development, Turnpike
    Authority (RB)
      7.250%               05/15/00        2,000        2,064
  Kentucky State, Interlocal School
    Transportation Association (TRAN)
      4.000%               06/30/00        5,000        5,012
  Lexington-Fayette, Urban County
    Public Facility (RB)
      3.500%               05/01/00        1,550        1,552
  Owensboro Davies County,
    Regional Water Agency
    (RB) Series A
      4.400%               09/01/00        4,765        4,782
                                                      -------
                                                       17,410
                                                      -------

                                           Par         Value
                          Maturity        (000)        (000)
                          --------       ------       -------
LOUISIANA -- 0.4%
  Louisiana State, Parrish of Saint
    James, Pollution Control Revenue,
    Texaco Project, (RB) Series 1988 A
      3.500%               01/19/00      $ 2,000      $ 2,000
                                                      -------
MUNICIPAL BONDS -- CONTINUED
MAINE -- 0.4%
  Maine State, Health & Higher
    Education Facilities Authority
    (RB) (A) (B) Series C
      3.950%               12/01/25        2,300        2,300
                                                      -------
MARYLAND -- 0.7%
  Montgomery County (TECP)
      3.450%               01/21/00        3,500        3,500
                                                      -------
MASSACHUSETTS -- 0.1%
  Massachusetts State (GO) (FGIC)
      7.250%               03/01/09          725          747
                                                      -------
MICHIGAN -- 5.8%
  Bellevue Michigan, Community
    School (GO)
      4.375%               08/31/00        2,000        2,009
  Detroit Michigan, Sewer Dispense
    (RB) Series A
      3.950%               07/01/23        2,000        2,000
  Michigan State, Housing
    Development Authority, Pine
    Ridge (RB) (A) (B)
      3.900%               10/01/17        3,900        3,900
  Michigan State, Clean Air Michigan
    Initatives Series A
      3.950%               11/01/13        5,000        5,000
  Michigan State, Municipal Bond
    Authority (RB)
      3.500%               12/01/99        2,000        2,000
  Michigan State, Strategic,
    Consumers Power Company
    (RB) Project J
      3.700%               06/01/10        2,500        2,500
  Michigan State, Strategic, Detroit
    Edison Project (RB)
      3.700%               09/01/30        5,800        5,800
  Monroe County, Economic
    Development Detroit Edison
    (RB) (A) (B) Series C
      3.700%               10/01/24        4,100        4,100
  Mount Morris Michigan, Consolidated
    School District State Aid Notes
      4.050%               08/30/00        2,500        2,504
  University of Michigan, School
    Revenues Health System
    (RB) (A) (B)
      3.650%               12/01/24        1,350        1,350
                                                      -------
                                                       31,163
                                                      -------


                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
MINNESOTA -- 8.1%
  Becker, Pollution Control Revenue,
    Northern States Power (TECP)
      3.750%               02/15/00      $ 4,000      $ 4,000
      3.700%               02/22/00        4,200        4,200
  Hennepin County (GO) (A) (B) Series C
      3.700%               12/01/04        2,000        2,000
      3.700%               12/01/10        4,000        4,000
  Minneapolis (GO) (A) (B)
      3.750%               12/01/06        3,235        3,235
      3.700%               12/01/07        1,600        1,600
      3.700%               12/01/16        4,000        4,000
  Minneapolis University
    Gateway Project (GO)
      3.750%               12/01/27        6,350        6,350
  Minneapolis Variable Tax Increment,
    (GO) (A) (B) Series A
      3.750%               03/01/12        1,830        1,830
  Minnesota State, School District (TRAN)
      3.450%               08/15/00        3,400        3,400
  Minnesota State, School Districts
    Tax & Aid Anticipation Borrowing
    Certificate, Series A
      3.000%               02/03/00        2,000        2,000
  Minnesota State, School Districts
    Tax & Aid Anticipation Borrowing
    Certificate, Series B
      2.950%               02/24/00        2,000        2,000
  Olmsted County, Human Services
    Campus Infrastructure (RB) (A) (B)
      3.800%               08/01/05        3,310        3,310
  Rochester Minnesota (TECP) Series A
      3.750%               03/08/00        1,500        1,500
                                                      -------
                                                       43,425
                                                      -------
MISSISSIPPI -- 2.3%
  Forest, Industrial Development,
    Sara Lee Project
    (RB) (A) (B)
      3.950%               10/01/12        8,000        8,000
  Jackson County, Water System,
    Chevron Project (GO)
      3.350%               02/01/00        4,400        4,400
                                                      -------
                                                       12,400
                                                      -------
MISSOURI -- 0.6%
  Missouri State, Health &
    Educational Facility Authority,
    Sisters of Mercy
    (RB) (A) (B) Series C
      3.850%               06/01/19        2,100        2,100

                                            Par         Value
                          Maturity         (000)        (000)
                          --------         -----        -----
MUNICIPAL BONDS -- CONTINUED
MISSOURI -- CONTINUED
  Missouri State, Health &
    Educational Facility Authority,
    Sisters of Mercy
    (RB) (A) (B) Series D
      3.850%               06/01/19      $ 1,000      $ 1,000
                                                      -------
                                                        3,100
                                                      -------
NEVADA -- 0.3%
  Clarke County, University of
    Nevada Las Vegas, Development
    Project (RB) (A) (B)
      3.900%               08/01/19        1,545        1,545
                                                      -------
NEW HAMPSHIRE -- 0.4%
  New Hampshire State (GO)
      5.000%               02/01/00        1,000        1,003
  New Hampshire State, Higher
    Education & Health Facilities
    (RB) (A) (B) Series E
      3.950%               12/01/25        1,000        1,000
                                                      -------
                                                        2,003
                                                      -------
NEW JERSEY -- 0.6%
  West Deptford Township (BAN)
      4.250%               01/18/00        3,000        3,003
                                                      -------
NORTH CAROLINA -- 3.9%
  North Carolina State, Educational
    Facilities, Bowman Gray School
    of Medicine Project (RB) (A) (B)
      3.850%               09/01/20       10,600       10,600
  North Carolina State, Educational
    Facilities, Guilford College
    (RB) (MBIA) (A) (B)
      3.850%               05/01/24        2,000        2,000
  Winston-Salem, Municipal Leasing
    (RB) (A) (B)
      4.050%               07/01/03        8,300        8,300
                                                      -------
                                                       20,900
                                                      -------
OHIO -- 14.6%
  Columbus (GO) (B) Series 1
      3.700%               12/01/17       10,575       10,575
  Columbus Sewer & Water
    Improvements (RB) (B)
    Series 1995-1
      3.700%               06/01/16        2,000        2,000
  Columbus Sewer Authority
    (RB) (A) (B)
      3.800%               06/01/11        2,200        2,200
  Cuyahoga County, University
    Health Systems (RB) (A) (B)
      3.900%               01/15/29        1,425        1,425

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                            Par        Value
                          Maturity         (000)       (000)
                          --------        ------      -------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Dublin County, City School District
    (GO) (MBIA)
      4.000%               12/01/99       $  155      $   155
  Eastern Ohio, Regional Wastewater
    Authority (BAN)
      4.240%               11/30/00        3,500        3,508
  Eastern Ohio, Regional Wastewater
    Authority, Water Improvement
    (BAN)
      4.200%               12/02/99        1,500        1,500
  Greater Cleveland, Regional
    Transportation Authority
    (GO) (FGIC)
      4.450%               12/01/99          100          100
  Hamilton, Ohio City School District,
    (GO) (BAN)
      4.200%               12/22/99        3,500        3,501
  Lucas County (GO) (FGIC)
      4.100%               12/01/99          100          100
      5.000%               12/01/99          600          600
  Mahoning County, Hospital Facilities
    Authority, Forum Health System,
    (RB) (MBIA) (B)
      3.900%               12/01/28        6,600        6,600
  Mason County City School District
    (GO) (BAN) Series 1999
      3.380%               02/17/00          750          751
  Massillon (GO) (BAN)
      3.730%               01/14/00        1,800        1,801
  Mayfield Village, (GO) (BAN)
      4.000%               09/27/00        4,500        4,505
  Milford, (GO) (BAN)
      3.300%               03/01/00        1,160        1,161
  Muskingum County, Various Purpose
    (GO) (BAN)
      3.750%               06/01/00        2,650        2,654
      4.050%               09/20/00        1,980        1,984
  Northwest Ohio School District
    (GO) (FGIC)
      3.900%               12/01/99          100          100
  Ohio State, Air Quality Development
    Authority, Cincinnati Gas &
    Electric (RB) (A) (B)
      3.950%               12/01/15        1,050        1,050
  Ohio State, Air Quality Development
    Authority, Ohio Edison Project TECD
    (RB) (A) (B)
      2.950%               02/01/00        3,000        3,000
  Ohio State, Higher Education Authority,
    Lake Erie Project (RB) (A) (B)
      4.000%               12/01/16        4,780        4,780

                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Infrastructure
    Development Authority (RB)
      4.250%               12/15/99      $ 1,685      $ 1,686
  Ohio State University General Receipts
      3.850%               12/01/07        1,250        1,250
  Ohio State University, General
    Receipts (RB) (B) Series 1986-B
      4.250%               12/01/06        2,710        2,710
  Orrville, Electric System
    (RB) (AMBAC)
      4.100%               12/01/99          200          200
  Pike Delta, York School (BAN)
      3.480%               03/02/00        1,850        1,852
  Saint Mary's Ohio (BAN)
      3.700%               06/13/00        1,570        1,572
  Summit County (GO) (BAN)
      3.800%               06/01/00        8,000        8,023
  Toledo City, Services Special
    Assessment Notes (A) (B) Series B
      3.900%               06/01/00        4,220        4,220
  Twinsburg, Ohio Local School
    District (GO)
      5.750%               12/01/99          200          200
  University of Cincinnati, General
    Receipts (BAN)
      3.260%               12/21/99        1,375        1,375
  Warren County, Waterstone
    Boulevard (GO)
      4.150%               12/01/99          115          115
  Whitehall (GO) (AMBAC)
      4.100%               12/01/99          100          100
  Wooster, Industrial Development
    Authority, Allen Group Project (RB) (B)
      4.100%               12/01/10          700          700
                                                      -------
                                                       78,053
                                                      -------
PENNSYLVANIA -- 7.5%
  Allegheny County, Higher Educational
    University Building Authority, Carnegie
    Mellon University (RB) (A) (B)
      3.700%               12/01/03        6,000        6,000
  Allegheny County, Industrial
    Development Authority,
    Environmental Improvement,
    USX Corp. (RB) (A) (B)
      3.850%               12/01/32        5,000        5,000
  Allegheny County, Residential
    Finance Authority, Mortgage Notes
    (RB) Series Gg-1
      3.900%               10/01/00        4,755        4,755
  Delaware County, Industrial
    Development Authority, PECO
    Energy (TECP) (FGIC)
      3.650%               01/18/00        2,000        2,000

                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware County, Industrial
    Development Authority, PECO
    Energy (RB) (A) (B) Series A
      3.650%               08/01/16      $ 2,625      $ 2,625
  Northampton County, Higher
    Education Authority, Lafayette
    College (RB) (A) (B) Series B
      4.000%               11/01/28        2,000        2,000
  Pennsylvania State, Higher Educational
    Facilities Authority Refunding,
    Carnegie Mellon University Project,
    (RB) (A) Series 1995-C
      3.700%               11/01/30        1,000        1,000
  Pennsylvania State, Higher
    Educational Facilities Authority,
    University of Pennsylvania, Health
    Services Project (RB) (A) (B) Series C
      3.850%               01/01/26        1,000        1,000
  Pennsylvania State, Industrial
    Development Authority
    (RB) (AMBAC)
      5.000%               01/01/00        2,000        2,003
  Pennsylvania State, Turnpike
    Commission (RB) Series P
      5.100%               12/01/99        1,150        1,150
  Quakertown General Authority
    (RB) (A) Series A
      3.800%               07/01/26        2,745        2,745
  Quakertown, Hospital Facilities
    Authority (RB) (A) (B)
      3.800%               07/01/05        4,000        4,000
  Sayre, Healthcare Center Facility
    Authority (RB) (AMBAC) (B)
      3.900%               12/01/20        2,000        2,000
  University of Pennsylvania
    (GO) (A) (B)
      3.850%               01/01/24          100          100
  Washington County, Authority
    Equipment Lease (RB) (A) (B)
    Series 1985
      3.900%               11/01/05        3,730        3,730
                                                      -------
                                                       40,108
                                                      -------
SOUTH CAROLINA -- 2.2%
  Oconee County School District (GO)
      6.100%               03/01/00        1,505        1,516
  Richland County School District (GO)
      4.250%               05/01/00        3,400        3,408
  South Carolina Public Service (TECP)
      3.500%               12/09/99        3,000        3,000
      3.700%               01/27/00        4,000        4,000
                                                      -------
                                                       11,924
                                                      -------

                                           Par         Value
                          Maturity        (000)        (000)
                          --------       -------      -------
MUNICIPAL BONDS -- CONTINUED
TENNESSE -- 2.8%
  Tennessee School Bond Authority
    (TECP) Series A
      3.550%               01/27/00      $ 5,800      $ 5,800
  Tennessee State (GO) (A) (B) Series 108
      3.970%               05/01/14        2,000        2,000
  Virginia Public School Authority
    (RB) (A) (B) (C) Series 109
      3.970%               08/01/17        7,000        7,000
                                                      -------
                                                       14,800
                                                      -------
TEXAS -- 5.4%
  Fort Worth (TECP)
      3.550%               12/08/99        2,700        2,700
  Harris County (TAN)
      4.000%               02/29/00        3,000        3,004
  Houston (TECP)
      3.500%               01/26/00        4,000        4,000
  Series 1999-A
      3.700%               01/27/00        5,000        5,000
  Houston, Independant School
    District Asbestos Abatement (GO)
      4.000%               07/15/00        1,600        1,605
  Northside, Independant School
    District (GO) Series A
      6.375%               08/15/00          700          713
  Texas State (TRAN)
      4.500%               08/31/00        8,000        8,046
  University of Texas, Permament
    University Fund (TECP)
      3.700%               04/11/00        4,000        4,000
                                                      -------
                                                       29,068
                                                      -------
UTAH -- 3.9%
  Emery County, Pollution Control
    Revenue, Pacificorp Project (RB) (A) (B)
      3.850%               07/01/15        2,700        2,700
  Intermountain Power
    (TECP) (AMBAC)
      3.600%               01/21/00        3,300        3,300
  Series 1997-B
      3.750%               01/14/00        5,000        5,000
      3.500%               01/27/00        2,000        2,000
      3.700%               03/08/00        4,000        4,000
  Utah University, Auxiliary &
    Campus Facilities (RB) (A) (B)
    Series 1997-A
      3.850%               04/01/27        3,850        3,850
                                                      -------
                                                       20,850
                                                      -------


                             See Accompanying Notes

[GRAPHIC OMITTED]   STATEMENT OF NET ASSETS
                    ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                        Par/Shares     Value
                          Maturity         (000)       (000)
                          --------      ----------    -------
MUNICIPAL BONDS -- CONTINUED
VERMONT -- 0.5%
  Vermont State (GO)
      6.800%               02/01/00      $ 1,300     $  1,308
  Series A
      4.250%               01/15/00        1,215        1,217
                                                     --------
                                                        2,525
                                                     --------
VIRGINIA -- 0.9%
  Norfolk Virginia, Industrial
    Development Authority, Pooled
    Finance Program, Sentara
    Health System (TECP)
      3.600%               01/26/00        5,000        5,000
                                                     --------
WASHINGTON -- 2.1%
  Chelan County (RB) (A) (B)
      3.800%               06/01/15        4,260        4,260
  Washington State, Healthcare
    Facility Authority, Fred Hutchinson
    Cancer Research Center
    (RB) (A) (B) Series 1991-B
      4.000%               01/01/18        7,200        7,200
                                                     --------
                                                       11,460
                                                     --------
WISCONSIN -- 4.0%
  Carlton, Wisconsin Power and Light
    Company Pollution Control Revenue
    (RB) (VRDN) Project B
      3.700%               09/01/05        2,000        2,000
  Oak Creek, Wisconsin Electric Power
    Company Project Pollution
    Control Revenue (RB) (A) (B)
      3.850%               08/01/16        3,100        3,100
  Wisconsin State (TECP)
      3.650%               03/10/00        4,085        4,085
  Series A
      3.750%               02/10/00        6,350        6,350
      3.750%               02/23/00        6,010        6,010
                                                     --------
                                                       21,545
                                                     --------
WYOMING -- 0.4%
  Lincoln County, Pollution Control
    Revenue, Pacificorp (TECP)
      3.200%               12/09/99        2,000        2,000
                                                     --------
TOTAL MUNICIPAL BONDS
   (Cost $525,144)                                    525,144
                                                     --------
CASH EQUIVALENTS -- 1.3%
  Federated Tax-Free Money
    Market Fund                            4,100        4,100
  Goldman Sachs Financial Square
    Tax - Exempt Money Market
    Fund                                   2,539        2,539
                                                     --------

                                                       Value
                                                       (000)
                                                     --------
TOTAL CASH EQUIVALENTS
   (COST $6,639)                                     $  6,639
                                                     --------
TOTAL INVESTMENTS -- 99.4%
   (COST $531,783)                                   $531,783
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.6%                                          3,299
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   349,786,810 outstanding shares
   of beneficial interest                             349,788
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   185,501,814 outstanding shares
   of beneficial interest                             185,502
  Accumulated net realized loss on investments            (25)
  Overdistributed net investment income                  (183)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $535,082
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========
------------------------------------------------
(A) SECURITIES ARE BACKED BY A LETTER OF CREDIT BY A MAJOR FINANCIAL INSTITUTION
(B) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30,1999. THE MATURITY DATE SHOWN IS THE LONGER OF THE NEXT RESET DATE OR THE DATE IN WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
(C) PRIVATE PLACEMENT SECURITY
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AN -- ANTICIPATION NOTE
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VDRN -- VARIABLE RATE DEMAND NOTE

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA TAX EXEMPT MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                            For the Six Months                For the Year Ended May 31,
                         Ended November 30, 1999    --------------------------------------------
                                (Unaudited)                1999                     1998
                           --------------------    --------------------    ---------    --------
                           Class I      Class A    Class I     Class A     Class I      Class A
                           --------    --------    --------    --------    ---------    --------
Net asset value, beginning
   of period               $   1.00    $   1.00    $   1.00    $   1.00    $    1.00    $   1.00
                           --------    --------    --------    --------    ---------    --------
INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income        0.02        0.01        0.03        0.03         0.03        0.03
LESS DISTRIBUTIONS
  Dividends from net
   investment income          (0.02)      (0.01)      (0.03)      (0.03)       (0.03)      (0.03)
                           --------    --------    --------    --------    ---------    --------
Net asset value, end
   of period               $   1.00    $   1.00    $   1.00    $   1.00    $    1.00    $   1.00
                           ========    ========    ========    ========    =========    ========
TOTAL RETURN                   1.49%2      1.41%2      3.00%       2.85%        3.40%       3.27%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's)              $349,641    $185,441    $434,178    $190,469    $ 418,953    $132,548
  Ratio of expenses to
    average net assets         0.33%1      0.47%1      0.30%       0.44%        0.30%       0.42%
 Ratio of net investment
   income to average
   net assets                  2.98%1      2.83%1      2.92%       2.78%        3.32%       3.20%
 Ratio of expenses to
   average net assets
   before fee waivers          0.53%1      0.67%1      0.50%       0.64%        0.50%       0.62%
 Ratio of net investment
   income to average net
   assets before fee
   waivers                     2.78%1      2.63%1      2.72%       2.58%        3.12%       3.00%

                                                 For the Year Ended May 31,
                             ------------------------------------------------------------------
                                     1997                   1996                    1995
                             ------------------    -------------------    ---------------------
                             Class I     Class A    Class I     Class A    Class I      Class A
                             --------    -------    --------    -------    --------     -------
Net asset value, beginning
   of period                 $   1.00    $  1.00    $   1.00    $  1.00    $   1.00     $  1.00
                             --------    -------    --------    -------    --------     -------
INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income          0.03       0.03        0.03       0.03        0.03        0.03
LESS DISTRIBUTIONS
  Dividends from net
   investment income            (0.03)     (0.03)      (0.03)     (0.03)      (0.03)      (0.03)
                             --------    -------    --------    -------    --------     -------
Net asset value, end
   of period                 $   1.00    $  1.00    $   1.00    $  1.00    $   1.00     $  1.00
                             ========    =======    ========    =======    ========     =======
TOTAL RETURN                     3.23%      3.12%       3.40%      3.29%       3.14%       3.04%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's)                $370,679    $71,917    $261,808    $85,928    $172,643     $51,916
  Ratio of expenses to
    average net assets           0.29%      0.39%       0.30%      0.40%       0.35%       0.46%
 Ratio of net investment
   income to average
   net assets                    3.18%      3.08%       3.33%      3.23%       3.15%       3.17%
 Ratio of expenses to
   average net assets
   before fee waivers            0.49%      0.59%       0.51%      0.61%       0.56%       0.67%
 Ratio of net investment
   income to average net
   assets before fee
   waivers                       2.98%      2.88%       3.12%      3.02%       2.94%       2.96%


1 ANNUALIZED.
2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]     STATEMENT OF NET ASSETS
                      ARMADA TREASURY MONEY MARKET FUND

NOVEMBER 30, 1999
(UNAUDITED)
                                       Par/Shares      Value
                          Maturity        (000)        (000)
                          --------     ----------    --------
U.S. TREASURY OBLIGATIONS -- 90.8%
TREASURY BILLS+ -- 76.1%
  U.S. Treasury Bill
      4.835%               12/02/99     $ 99,000     $ 98,988
      4.680%               12/09/99       35,000       34,964
      4.570%               12/16/99       25,000       24,954
      4.670%               12/23/99       15,000       14,958
      4.680%               12/30/99       15,000       14,943
      4.660%               01/06/00       20,000       19,905
      4.840%               01/13/00       35,000       34,789
      4.985%               01/20/00       40,000       39,715
      4.985%               01/27/00       25,000       24,802
      4.930%               02/03/00       20,000       19,823
      4.910%               02/10/00       25,000       24,752
      5.045%               02/17/00       15,000       14,836
      5.055%               02/24/00        5,000        4,940
      5.115%               03/30/00        5,000        4,915
                                                     --------
                                                      377,284
                                                     --------
TREASURY NOTES -- 14.6%
  U.S. Treasury Note
      5.375%               01/31/00       27,500       27,507
      5.875%               02/15/00       30,000       30,034
      5.500%               03/31/00       15,000       15,008
                                                     --------
                                                       72,549
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $449,833)                                    449,833
                                                     --------
CASH EQUIVALENTS -- 6.1%
  Federated US Treasury Cash Reserve
    Money Market Fund                     14,969       14,969
  Goldman Sachs Financial Square
    Treasury Money Market
    Fund                                  15,258       15,258
                                                     --------
TOTAL CASH EQUIVALENTS
   (Cost $30,227)                                      30,227
                                                     --------
TOTAL INVESTMENTS -- 96.9%
   (Cost $480,060)                                   $480,060
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 3.1%                                        (15,474)
                                                     --------

                                                       Value
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
   on 386,276,088 outstanding shares
   of beneficial interest                            $386,276
  Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   78,303,586 outstanding shares
   of beneficial interest                              78,304
  Accumulated net realized gain on
   investments                                              1
  Undistributed net investment income                       5
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $464,586
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $1.00
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                                     $1.00
                                                     ========
------------------------------------------------
+ EFFECTIVE YIELD

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL HIGHLIGHTS
                    ARMADA TREASURY MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                               For the Six Months                  For the Year Ended May 31,
                             Ended November 30, 1999     -------------------------------------------
                                  (Unaudited)                   1999                    1998
                             ----------------------      -------------------    --------------------
                             Class I       Class A       Class I    Class A     Class I      Class A
                             --------      --------      --------   --------    --------     ------
Net asset value, beginning
   of period                 $   1.00      $   1.00      $   1.00   $   1.00    $   1.00     $ 1.00
                             --------      --------      --------   --------    --------     ------
INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income          0.02          0.02          0.04       0.04        0.05       0.05
LESS DISTRIBUTIONS
  Dividends from net
   investment income            (0.02)        (0.02)        (0.04)     (0.04)      (0.05)     (0.05)
                             --------      --------      --------   --------    --------     ------
Net asset value, end
   of period                 $   1.00      $   1.00      $   1.00   $   1.00    $   1.00     $ 1.00
                             ========      ========      ========   ========    ========     ======
TOTAL RETURN                     2.15%3        2.08%3        4.39%      4.23%       4.95%      4.82%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's)                $386,289      $ 78,297      $346,092   $ 83,020    $359,605     $7,222
  Ratio of expenses to
    average net assets           0.43%2        0.58%2        0.41%      0.55%       0.39%      0.51%
  Ratio of net investment
   income to average
   net assets                    4.25%2        4.10%2        4.35%      4.21%       4.84%      4.71%
  Ratio of expenses to
   average net assets
   before fee waivers            0.48%2        0.63%2        0.46%      0.60%       0.44%      0.56%
  Ratio of net investment
   income to average net
   assets before fee
   waivers                       4.20%2        4.05%2        4.30%      4.16%       4.79%      4.66%

                                                  For the Year Ended May 31,
                             -------------------------------------------------------------------
                                    1997                    1996                    1995
                             -------------------     -------------------    --------------------
                             Class I     Class A     Class I     Class A    Class I1    Class A1
                             --------    ------      --------    -------    --------    -------
Net asset value, beginning
   of period                 $   1.00    $ 1.00      $   1.00    $  1.00    $   1.00    $  1.00
                             --------    ------      --------    -------    --------    -------
INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income          0.05      0.05          0.05       0.05        0.05       0.02
LESS DISTRIBUTIONS
  Dividends from net
   investment income            (0.05)    (0.05)        (0.05)     (0.05)      (0.05)     (0.02)
                             --------    ------      --------    -------    --------    -------
Net asset value, end
   of period                 $   1.00    $ 1.00      $   1.00    $  1.00    $   1.00    $  1.00
                             ========    ======      ========    =======    ========    =======
TOTAL RETURN                     4.89%     4.79%         5.07%      4.97%       4.86%2     5.41%2
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's)                $276,327    $5,680      $312,255    $ 4,355    $142,877    $   366
  Ratio of expenses to
    average net assets           0.37%     0.47%         0.41%      0.52%       0.43%2     0.56%2
  Ratio of net investment
   income to average
   net assets                    4.79%     4.68%         4.88%      4.77%       4.78%2     5.35%2
  Ratio of expenses to
   average net assets
   before fee waivers            0.42%     0.52%         0.47%      0.58%       0.49%2     0.63%2
  Ratio of net investment
   income to average net
   assets before fee
   waivers                       4.74%     4.63%         4.82%      4.71%       4.72%2     5.28%2

1 CLASS IAND CLASS A COMMENCED OPERATIONS ON JUNE 16, 1994 AND DECEMBER 22,
  1994, RESPECTIVELY.
2 ANNUALIZED.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
(UNAUDITED)

                                                        Core            Equity         Equity           Equity      International
                                                     Equity Fund      Growth Fund    Income Fund      Index Fund     Equity Fund
                                                   ---------------  --------------- --------------  -------------- ---------------

INVESTMENT INCOME:
   Dividends                                          $   758         $  5,603       $   7,344        $   1,994       $  1,443
   Interest                                                55            1,028             400              425            379
   Less: foreign taxes withheld                            --              (15)            (34)             (41)           (95)
                                                      -------         --------       ---------        ---------       --------
   Total investment income                                813            6,616           7,710            2,378          1,727
                                                      -------         --------       ---------        ---------       --------
EXPENSES:
   Investment Advisory fees                               591            5,458           2,066              585          1,412
   Less: Fees waived by Investment Adviser                 --               --              --             (296)            --
   Administration fees                                     55              509             193              117             86
   12b-1 fees                                              35              298             114               --             49
   Transfer Agent fees                                     30               82              49               30             31
   Custodian fees                                          16               77              55               34            132
   Professional fees                                        4               57              30               15              6
   Printing and shareholder reports                         6               45             112               18              3
   Registration and filing fees                            46               36              48               77              6
   Trustees' fees                                           2               18               5                4              2
   Miscellaneous                                            2                4               1                1              2
   Amortization of deferred organizational costs           --               --              --               --             --
   Shareholder servicing fees --
      Class A and B Shares                                  4              209              16                6              2
                                                      -------         --------       ---------        ---------       --------
   Total expenses                                         791            6,793           2,689              591          1,731
                                                      -------         --------       ---------        ---------       --------
NET INVESTMENT INCOME/(Loss)                               22             (177)          5,021            1,787             (4)
                                                      -------         --------       ---------        ---------       --------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on investments sold         5,836           21,447          22,814           (1,182)        11,153
   Net realized gain/(loss) on foreign
      currency transactions                                --               --              --               --            (11)
   Net realized gain/(loss) on futures                     --               --              --               47            558
   Net change in unrealized appreciation on
      futures                                              --               --              --              664          1,456
   Net change in unrealized appreciation/depreciation
      on foreign currency and translation of other
      assets and liabilities in foreign currencies         --               --              --               --            783
   Net change in unrealized appreciation/
      depreciation on investments                       6,206          154,244         (67,632)          31,406         59,809
                                                      -------         --------       ---------        ---------       --------
   Net gain/(loss) on investments                      12,042          175,691         (44,818)          30,935         73,748
                                                      -------         --------       ---------        ---------       --------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $12,064         $175,514        $(39,797)        $ 32,722        $73,744
                                                      -------         --------       ---------        ---------       --------

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

   Small Cap     Small Cap     Tax Managed    Allocation                     Income                     Intermediate    Advantage
  Growth Fund   Value Fund     Equity Fund       Fund         Bond Fund     Bond Fund      GNMA Fund      Bond Fund        Fund
-------------- ------------  --------------  -----------    ------------  ------------   ------------  -------------    ---------


  $     54       $ 4,806       $  1,312      $     187      $      --      $      --     $       --       $    --       $     --
       400           602            224          1,016         24,810          2,425          3,364        10,055         10,885
        --            --            (19)            (6)            --             --             --            --             --
  --------       -------       --------      ---------      ---------      ---------     ----------       -------       --------
       454         5,408          1,517          1,197         24,810          2,425          3,364        10,055         10,885
  --------       -------       --------       --------       --------       --------      ---------        ------        -------

       476         1,421            990            294          2,013            179            278           860            912
        --            --             --             --             --            (40)            --          (234)          (331)
        33            99             93             27            256             28             36           109            116
        20            59             78             12            149             --             20            65              1
        29            59             40              6             35             18             16            43             29
         8            28             26              1             73              8             10            31             33
         1             7              7              1             23              4              5            12             17
         3            10              9              1             23              2              4            11             10
         8            30             12              2            113              3              1             5              6
         1             3              3              1              9              1              1             4              2
         1             3              3              7              1              1             18             5             13
        --             2             --             --              2             --              2            --             --

         2            15             22              3              5              2              2             7              7
  --------       -------       --------       --------       --------       --------      ---------        ------        -------
       582         1,736          1,283            355          2,702            206            393           918            815
  --------       -------       --------       --------       --------       --------      ---------        ------        -------
      (128)        3,672            234            842         22,108          2,219          2,971         9,137         10,070
  --------       -------       --------       --------       --------       --------      ---------        ------        -------


     5,978        (6,654)           127             96        (12,128)          (352)          (602)       (4,903)        (3,345)

        --            --             --             18             --             --             --            --             --
     1,133        (1,468)            --             43             --             --             --            --             --

       347           383             --             --             --             --             --            --             --


        --            --             --             (1)            --             --             --            --             --

    18,643         3,411         27,938          5,743         (8,054)          (310)        (1,406)         (348)        (6,576)
  --------       -------       --------       --------       --------       --------      ---------        ------        -------
    26,101        (4,328)        28,065          5,899        (20,182)          (662)        (2,008)       (5,251)        (9,921)
  --------       -------       --------       --------       --------       --------      ---------        ------        -------

   $25,973       $  (656)      $ 28,299       $  6,741       $  1,926       $  1,557      $     963        $3,886        $   149
  ========       =======       ========       ========       ========       ========      =========        ======        =======

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
(UNAUDITED)

                                                                                                   Ohio             Pennsylvania
                                                                           National Tax         Tax Exempt            Municipal
                                                                         Exempt Bond Fund        Bond Fund            Bond Fund
                                                                         ----------------       ----------          ------------
INVESTMENT INCOME:
   Interest                                                                  $ 2,165             $ 4,891               $  976
                                                                             -------             -------               ------
EXPENSES:
   Investment Advisory fees                                                      279                 556                  112
   Less: Fees waived by Investment Adviser                                      (144)               (288)                 (57)
   Administration fees                                                            36                  71                   14
   12b-1 fees                                                                     21                  28                   --
   Transfer Agent fees                                                            24                  24                   14
   Custodian fees                                                                 10                  31                    4
   Professional fees                                                               2                   7                   --
   Printing and shareholder reports                                                3                   6                    2
   Registration and filing fees                                                    6                   2                    3
   Trustees' fees                                                                  1                   2                    1
   Miscellaneous                                                                   4                  --                    1
   Amortization of deferred organizational costs                                  --                  --                   --
   Shareholder servicing fees-- Class A and B Shares                               2                   3                   --
                                                                             -------             -------               ------
   Total expenses                                                                244                 442                   94
                                                                             -------             -------               ------
NET INVESTMENT INCOME                                                          1,921               4,449                  882
                                                                             -------             -------               ------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on investments sold                                 (437)             (1,483)                (102)
   Net change in unrealized appreciation/depreciation on investments          (2,596)             (5,264)              (1,052)
                                                                             -------             -------               ------
   Net gain/(loss) on investments                                             (3,033)             (6,747)              (1,154)
                                                                             -------             -------               ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                 $(1,112)            $(2,298)              $ (272)
                                                                             =======             =======               ======

                             See Accompanying Notes

GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

                                                                       Pennsylvania
    Government                                  Ohio Municipal          Tax Exempt             Tax Exempt            Treasury
 Money Market Fund     Money Market Fund       Money Market Fund     Money Market Fund      Money Market Fund    Money Market Fund
 -----------------     -----------------       -----------------     -----------------      -----------------    -----------------

    $42,974               $97,549                    $2,351                $2,225                $9,795               $9,825
    -------               -------                    ------                ------                ------               ------

      2,890                 6,422                       248                   267                 1,036                  631
       (826)               (1,835)                     (142)                 (167)                 (592)                (105)
        578                 1,434                        50                    47                   207                  147
        330                   736                        27                    27                   118                   84
         24                    22                        28                    15                    15                   22
         91                   367                        12                    13                    54                   42
         60                   115                         1                     3                    23                   17
         53                    75                         6                     4                    16                   15
          5                     5                        36                    --                    26                    1
         10                    15                         1                     1                     4                    3
         26                    28                        27                     1                    55                   31
         --                    --                        --                    --                    --                    7
        435                 1,095                        15                    38                   148                   57
    -------               -------                    ------                ------                ------               ------
      3,676                 8,479                       309                   249                 1,110                  952
    -------               -------                    ------                ------                ------               ------
     39,298                89,070                     2,042                 1,976                 8,685                8,873
    -------               -------                    ------                ------                ------               ------


         --                    --                        --                    (5)                   --                    1
         --                    --                        --                    --                    --                   --
    -------               -------                    ------                ------                ------               ------
         --                    --                        --                    --                    --                   --
    -------               -------                    ------                ------                ------               ------

    $39,298               $89,070                    $2,042                $1,971                $8,685               $8,874
    =======               =======                    ======                ======                ======               ======

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
(UNAUDITED)

                                                                     Core Equity Funds                    Equity Growth Fund
                                                             -------------------------------        ------------------------------
                                                                 For the          For the               For the         For the
                                                             Six Months Ended    Year Ended         Six Months Ended   Year Ended
                                                             November 30, 1999  May 31, 1999        November 30, 1999 May 31, 1999
                                                             -----------------  ------------        ----------------- ------------
Investment activities:
Net investment income/(loss)                                     $     22         $   (167)          $     (177)     $   (1,632)
Net realized gain/(loss) on investments sold, futures and
   foreign currency transactions                                    5,836            4,677               21,447          (1,100)
Net unrealized appreciation/depreciation on investments,
   futures and foreign currency transactions                        6,206           25,111              154,244         287,003
                                                                 --------         --------           ----------      ----------
Net increase/(decrease) in net assets resulting from operations    12,064           29,621              175,514         284,271
                                                                 --------         --------           ----------      ----------
Distributions to shareholders:
   Dividends from net investment income:
   Class I                                                            (38)             (47)                (142)             --
   Class A                                                             --               --                   --              --
   Class B                                                             --               --                   --              --
   Dividends from realized capital gains:
   Class I                                                             --           (5,032)                  --         (51,288)
   Class A                                                             --              (25)                  --          (4,297)
   Class B                                                             --              (15)                  --             (16)
                                                                 --------         --------           ----------      ----------
Total distributions                                                   (38)          (5,119)                (142)        (55,601)
                                                                 --------         --------           ----------      ----------
Share transactions:
   Class I
   Proceeds from shares issued                                      2,462            6,590               60,151         654,266
   Proceeds from Common Fund Conversion (note 6)                       --               --                   --         257,675
   Reinvestment of cash distributions                                  36            4,989                   84          44,257
   Cost of shares redeemed                                          (1094)            (794)            (166,326)       (256,697)
                                                                 --------         --------           ----------      ----------
     Net Class I share transactions                                 1,404           10,785             (106,091)        699,501
                                                                 --------         --------           ----------      ----------
   Class A
   Proceeds from shares issued                                      1,285            2,524               12,829         148,499
   Reinvestment of cash distributions                                  --               25                   --           4,243
   Cost of shares redeemed                                           (200)          (1,360)             (15,074)        (27,176)
                                                                 --------         --------           ----------      ----------
     Net Class A share transactions                                 1,085            1,189               (2,245)        125,566
                                                                 --------         --------           ----------      ----------
   Class B
   Proceeds from shares issued                                        448            1,071                  773           1,448
   Reinvestment of cash distributions                                  --               15                   --              16
   Cost of shares redeemed                                           (362)             (36)                 (93)           (108)
                                                                 --------         --------           ----------      ----------
     Net Class B share transactions                                    86            1,050                  680           1,356
                                                                 --------         --------           ----------      ----------
Increase in net assets from share transactions                      2,575           13,024             (107,656)        826,423
                                                                 --------         --------           ----------      ----------
Total increase/(decrease) in net assets                            14,601           37,526               67,716       1,055,093
                                                                 --------         --------           ----------      ----------
NET ASSETS:
Beginning of period                                               148,440          110,914            1,419,910         364,817
                                                                 --------         --------           ----------      ----------
End of period                                                    $163,041         $148,440           $1,487,626      $1,419,910
                                                                 ========         ========           ==========      ==========

1  FUND COMMENCED OPERATIONS ON JULY 10, 1998.
                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

        Equity Income Fund                 Equity Index Fund             International Equity Fund         Small Cap Growth Fund
 ------------------------------    ------------------------------    ------------------------------   ------------------------------
    For the Six      For the          For the Six       For the         For the Six       For the        For the Six      For the
   Months Ended     Year Ended       Months Ended     Year Ended       Months Ended     Year Ended      Months Ended    Year Ended
 November 30, 1999 May 31, 1999    November 30, 1999 May 31, 19991   November 30, 1999 May 31, 1999   November 30, 1999 May 31, 1999
 ----------------- ------------    ----------------- ------------    ----------------- ------------   ----------------- ------------

   $    5,021      $    8,703           $  1,787        $ 1,995          $     (4)        $   191    $       (128)         $ (180)

       22,814          19,671             (1,135)         1,051            11,700          (2,911)          7,111         (10,439)

      (67,632)         91,321             32,070         18,732            62,048           5,406          18,990           3,126
     --------        --------            -------       --------          --------        --------         -------        --------
      (39,797)        119,695             32,722         21,778            73,744           2,686          25,973          (7,493)
     --------        --------            -------       --------          --------        --------         -------        --------


       (5,755)         (6,836)            (1,736)        (1,309)               --            (830)             --              (2)
         (114)            (73)               (23)            (9)               --              (2)             --              --
           (7)             (5)                --             --                --              --              --              --

           --          (6,668)                --             --                --              --              --            (733)
           --             (70)                --             --                --              --              --              (5)
           --              (8)                --             --                --              --              --              --
     --------        --------            -------       --------          --------        --------         -------        --------
       (5,876)        (13,660)            (1,759)        (1,318)               --            (832)             --            (740)
     --------        --------            -------       --------          --------        --------         -------        --------


       42,481          98,187            273,955        269,038            45,059          71,205          18,021          48,064
           --         212,347                 --             --                --              --              --              --
        2,117           7,529              1,533          1,150                --              42              --             382
      (43,870)        (68,381)           (79,978)       (36,603)           (5,071)         (9,818)         (7,800)        (14,596)
     --------        --------            -------       --------          --------        --------         -------        --------
          728         249,682            195,510        233,585            39,988          61,429          10,221          33,850
     --------        --------            -------       --------          --------        --------         -------        --------

        4,330          11,058              2,736          4,339               882           2,079           1,669             956
           82             114                 23              9                --               2              --               5
       (2,636)         (3,429)              (982)          (647)             (358)         (1,249)         (1,356)           (147)
     --------        --------            -------       --------          --------        --------         -------        --------
        1,776           7,743              1,777          3,701               524             832             313             814
     --------        --------            -------       --------          --------        --------         -------        --------

          509           1,036                 --             --                70              44              30             807
            7              12                 --             --                --              --              --              --
         (198)           (152)                --             --               (20)             (4)            (16)           (673)
     --------        --------            -------       --------          --------        --------         -------        --------
          318             896                 --             --                50              40              14             134
     --------        --------            -------       --------          --------        --------         -------        --------
        2,822         258,321            197,287        237,286            40,562          62,301          10,548          34,798
     --------        --------            -------       --------          --------        --------         -------        --------
      (42,851)        364,356            228,250        257,746           114,306          64,155          36,521          26,565
     --------        --------            -------       --------          --------        --------         -------        --------

      560,433         196,077            257,746             --           200,374         136,219          81,373          54,808
     --------        --------            -------       --------          --------        --------         -------        --------
     $517,582        $560,433         $1,485,996       $257,746          $314,680        $200,374        $117,894        $ 81,373
     ========        ========         ==========       ========          ========        ========        =======         ========


                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
(UNAUDITED)

                                                               Small Cap Value Fund                 Tax Managed Equity Fund
                                                         --------------------------------      ------------------------------
                                                              For the          For the              For the        For the
                                                         Six Months Ended     Year Ended       Six Months Ended   Year Ended
                                                         November 30, 1999   May 31, 1999      November 30, 1999 May 31, 1999
                                                         -----------------   ------------      ----------------- ------------
Investment activities:
Net investment income                                        $  3,672          $  1,768            $    234         $    773
Net realized gain/(loss) on investments sold and futures       (8,122)           (8,366)                127              312
Net unrealized appreciation/depreciation on
   investments and futures                                      3,794            (5,622)             27,938           58,031
                                                             --------          --------            --------         --------
Net increase in net assets resulting
   from operations                                               (656)          (12,220)             28,299           59,116
                                                             --------          --------            --------         --------
Distributions to shareholders:
   Dividends from net investment income:
   Class I                                                         --              (867)               (333)            (776)
   Class A                                                         --               (28)                 (3)              (3)
   Class B                                                         --                --                  --               --
   Dividends from realized capital gains:
   Class I                                                         --           (23,595)                 --             (221)
   Class A                                                         --            (1,101)                 --               (2)
   Class B                                                         --               (31)                 --               (1)
                                                             --------          --------            --------         --------
Total distributions                                                --           (25,622)               (336)          (1,003)
                                                             --------          --------            --------         --------
Share transactions:
   Class I
   Proceeds from shares issued                                 31,131            73,379               5,113            4,526
     Proceeds from Common Fund Conversion (note 6)                 --                --                  --           46,522
   Reinvestment of cash distributions                              --            13,812                   1              111
   Cost of shares redeemed                                    (30,095)          (64,606)            (19,659)         (26,256)
                                                             --------          --------            --------         --------
     Net Class I share transactions                             1,036            22,585             (14,545)          24,903
                                                             --------          --------            --------         --------
   Class A
   Proceeds from shares issued                                  1,295            11,093               8,083            7,809
   Reinvestment of cash distributions                              --             1,030                   3                3
   Cost of shares redeemed                                     (2,217)           (9,865)             (1,577)            (776)
                                                             --------          --------            --------         --------
     Net Class A share transactions                              (922)            2,258               6,509            7,036
                                                             --------          --------            --------         --------
   Class B
   Proceeds from shares issued                                    113               463               2,852            5,341
   Reinvestment of cash distributions                              --                30                  --                1
   Cost of shares redeemed                                        (24)              (45)               (304)            (125)
                                                             --------          --------            --------         --------
     Net Class B share transactions                                89               448               2,548            5,217
                                                             --------          --------            --------         --------
Increase in net assets from  share transactions                   203            25,291              (5,488)          37,156
                                                             --------          --------            --------         --------
Total increase in net assets                                     (453)          (12,551)             22,475           95,269
                                                             --------          --------            --------         --------
NET ASSETS:
Beginning of period                                           282,439           294,990             254,231          158,962
                                                             --------          --------            --------         --------
End of period                                                $281,986          $282,439            $276,706         $254,231
                                                             ========          ========            ========         ========

1  FUND COMMENCED OPERATIONS ON JULY 10, 1998.

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

Balanced Allocation Fund                 Bond Fund                   Enhanced Income Fund                  GNMA Fund
---------------------------    ------------------------------   ------------------------------- ------------------------------
 For the         For the            For the         For the          For the         For the         For the         For the
Months Ended    Year Ended     Six Months Ended   Year Ended    Six Months Ended   Year Ended   Six Months Ended   Year Ended
mber 30, 1999  May 31, 19991   November 30, 1999 May 31, 1999   November 30, 1999 May 31, 1999  November 30, 1999 May 31, 1999
-------------  ------------    ----------------- ------------   ----------------- ------------  ----------------- ------------

$    842         $  1,267          $  22,108      $ 35,495          $  2,219         $ 4,264         $  2,971        $ 5,291
     157           (1,688)           (12,128)        6,607              (352)            236             (602)           234

   5,742            2,268             (8,054)      (15,918)             (310)           (746)          (1,406)        (2,090)
--------         --------           --------      --------          --------         -------         --------        -------

   6,741            1,847              1,926        26,184             1,557           3,754              963          3,435
--------         --------           --------      --------          --------         -------         --------        -------


    (841)            (948)           (21,939)      (35,439)           (2,197)         (4,259)          (2,953)        (5,162)
     (21)              (7)               (93)          (67)              (15)            (23)             (39)           (61)
      (2)              (2)               (18)          (18)               --              --               (1)            --

      --               --                 --       (10,610)               --            (405)              --           (581)
      --               --                 --           (25)               --              (2)              --             (8)
      --               --                 --            (7)               --              --               --             --
--------         --------           --------      --------          --------         -------         --------        -------
    (864)            (957)           (22,050)      (46,166)           (2,212)         (4,689)          (2,993)        (5,812)
--------         --------           --------      --------          --------         -------         --------        -------


   8,833          109,461             28,363       334,224            39,968          58,938           16,957         28,666
      --               --                 --       444,085                --              --               --             --
     841              929              2,800        11,803             1,106           2,437              304            470
 (24,949)         (26,260)           (74,231)     (144,163)          (31,967)        (60,044)          (8,744)       (13,612)
--------         --------           --------      --------          --------         -------         --------        -------
 (15,275)          84,130            (43,068)      645,949             9,107           1,331            8,517         15,524
--------         --------           --------      --------          --------         -------         --------        -------

   2,904            1,810              2,130         4,207               236             351              358          1,510
      21                6                 51            56                14              23               30             60
    (739)            (343)            (1,517)       (1,526)             (267)           (376)            (627)          (585)
--------         --------           --------      --------          --------         -------         --------        -------
   2,186            1,473                664         2,737               (17)             (2)            (239)           985
--------         --------           --------      --------          --------         -------         --------        -------

      95              390                155           845               140              --               77             --
       2                2                 17            24                 1              --                1             --
     (29)              (7)              (210)         (113)               (1)             --               --             --
--------         --------           --------      --------          --------         -------         --------        -------
      68              385                (38)          756               140              --               78             --
--------         --------           --------      --------          --------         -------         --------        -------
 (13,021)          85,988            (42,442)      649,442             9,230           1,329            8,356         16,509
--------         --------           --------      --------          --------         -------         --------        -------
  (7,144)          86,878            (62,566)      629,460             8,575             394            6,326         14,132
--------         --------           --------      --------          --------         -------         --------        -------

  86,878               --            762,242       132,782            72,841          72,447           98,305         84,173
--------         --------           --------      --------          --------         -------         --------        -------
$ 79,734         $ 86,878           $699,676      $762,242          $781,416         $72,841         $104,631        $98,305
========         ========           ========      ========          ========         =======         ========        =======

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
(UNAUDITED)

                                                       Intermediate Bond Fund                      Total Return Advantage Fund
                                                 ---------------------------------              ---------------------------------
                                                      For the            For the                     For the            For the
                                                 Six Months Ended      Year Ended               Six Months Ended      Year Ended
                                                 November 30, 1999    May 31, 1999              November 30, 1999    May 31, 1999
                                                 -----------------    ------------              -----------------    ------------
Investment activities:
Net investment income                              $   9,137           $ 13,769                    $  10,070           $ 18,106
Net realized gain/(loss) on investments sold          (4,903)             2,105                       (3,345)             3,724
Net unrealized appreciation/depreciation
  on investments                                        (348)            (7,084)                      (6,576)           (11,244)
                                                    --------           --------                     --------           --------
Net increase in net assets
  resulting from operations                            3,886              8,790                          149             10,586
                                                    --------           --------                     --------           --------
Distributions to shareholders:
   Dividends from net investment income:
     Class I                                          (9,022)           (13,608)                      (9,943)           (17,916)
     Class A                                            (152)              (205)                        (169)              (197)
     Class B                                             (15)               (13)                          --                 --
   Dividends from realized capital gains:
     Class I                                              --             (1,679)                          --             (1,326)
     Class A                                              --                (20)                          --                (17)
     Class B                                              --                 (2)                          --                 --
                                                    --------           --------                     --------           --------
Total distributions                                   (9,189)           (15,527)                     (10,112)           (19,456)
                                                    --------           --------                     --------           --------
Share Transactions:
   Class I
     Proceeds from shares issued                      43,852            168,983                       29,872             74,950
     Proceeds from Common Fund Conversion
       (note 6)                                           --             71,602                           --                 --
     Reinvestment of cash distributions                2,658              5,353                        6,010             12,191
     Cost of shares redeemed                         (54,753)           (92,671)                     (42,298)           (46,083)
                                                    --------           --------                     --------           --------
       Net Class I share transactions                 (8,243)           153,267                       (6,416)            41,058
                                                    --------           --------                     --------           --------
   Class A
     Proceeds from shares issued                       1,486              3,889                        1,857              4,953
     Reinvestment of cash distributions                  111                190                          159                197
     Cost of shares redeemed                          (1,749)            (2,127)                        (265)              (950)
                                                    --------           --------                     --------           --------
       Net Class A share transactions                   (152)             1,952                        1,751              4,200
                                                    --------           --------                     --------           --------
   Class B
     Proceeds from shares issued                         143                742                            1                 --
     Reinvestment of cash distributions                   13                 12                           --                 --
     Cost of shares redeemed                            (233)               (30)                          --                 --
                                                    --------           --------                     --------           --------
       Net Class B share transactions                    (77)               724                            1                 --
                                                    --------           --------                     --------           --------
Increase in net assets from share transactions        (8,472)           155,943                       (4,664)            45,258
                                                    --------           --------                     --------           --------
Total increase in net assets                         (13,775)           149,206                      (14,627)            36,388
                                                    --------           --------                     --------           --------
NET ASSETS:
Beginning of period                                  319,206            170,000                      333,103            296,715
                                                    --------           --------                     --------           --------
End of period                                       $305,431           $319,206                     $318,476           $333,103
                                                    ========           ========                     ========           ========

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

   National Tax Exempt Bond Fund                    Ohio Tax Exempt Bond Fund                    Pennsylvania Municipal Bond Fund
--------------------------------               ---------------------------------                --------------------------------
     For the           For the                      For the            For the                       For the           For the
Six Months Ended     Year Ended                Six Months Ended      Year Ended                 Six Months Ended     Year Ended
November 30, 1999   May 31, 1999               November 30, 1999    May 31, 1999                November 30, 1999   May 31, 1999
-----------------   ------------               -----------------    ------------                -----------------   ------------

  $    1,921        $    4,217                    $   4,449            $ 9,813                    $    4,882         $  1,891
        (437)              412                       (1,483)               180                          (102)             116

      (2,596)             (581)                      (5,264)            (2,191)                       (1,052)            (433)
   ---------          --------                     --------           --------                      --------          -------

      (1,112)            4,048                       (2,298)             7,802                          (272)           1,574
   ---------          --------                     --------           --------                      --------          -------


      (2,062)           (4,193)                      (4,466)            (9,541)                         (949)          (1,807)
         (92)              (67)                        (127)              (212)                           (4)              (8)
          (5)               (2)                          --                 --                            --              --

          --              (257)                          --               (136)                           --              (41)
          --                (1)                          --                 (3)                           --              --
          --                --                           --                 --                            --              --
   ---------          --------                     --------           --------                      --------          -------
      (2,159)           (4,520)                      (4,593)            (9,892)                         (953)          (1,856)
   ---------          --------                     --------           --------                      --------          -------


       5,303            20,912                       12,254             81,139                        10,046            6,378

          --            22,085                           --                 --                            --               --
          21                67                          128                278                            14               38
     (11,091)          (22,312)                     (19,190)           (39,407)                       (2,420)          (4,718)
   ---------          --------                     --------           --------                      --------          -------
      (5,767)           20,752                       (6,808)            42,010                         7,640            1,698
   ---------          --------                     --------           --------                      --------          -------

         925             8,788                        2,325              1,246                             4              114
          82                63                           69                120                            --                1
        (797)           (4,551)                        (701)              (545)                          (88)             (20)
   ---------          --------                     --------           --------                      --------          -------
         210             4,300                        1,693                821                           (84)              95
   ---------          --------                     --------           --------                      --------          -------

          35               277                           --                 --                            --              --
           5                 2                           --                 --                            --              --
          --                --                           --                 --                            --              --
   ---------          --------                     --------           --------                      --------          -------
          40               279                           --                 --                            --             --
   ---------          --------                     --------           --------                      --------          -------
      (5,517)           25,331                       (5,115)            42,831                         7,556            1,793
   ---------          --------                     --------           --------                      --------          -------
      (8,788)           24,859                      (12,006)            40,741                         6,331            1,511
   ---------          --------                     --------           --------                      --------          -------

     105,118            80,259                      210,173            169,432                        40,389           38,878
   ---------          --------                     --------           --------                      --------          -------
   $  96,330          $105,118                     $198,167           $210,173                      $ 46,720          $40,389
   =========          ========                     ========           ========                      ========          =======

                             See Accompanying Notes
                                      123

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
(UNAUDITED)

                                                               Government Money Market Fund                Money Market Fund
                                                             -------------------------------        ------------------------------
                                                                 For the          For the               For the         For the
                                                             Six Months Ended    Year Ended         Six Months Ended   Year Ended
                                                             November 30, 1999  May 31, 1999        November 30, 1999 May 31, 1999
                                                             -----------------  ------------        ----------------- ------------
Investment activities:
Net investment income                                         $    39,298      $    69,425           $   89,070      $  152,635
Net realized gain/(loss) on investments sold                           --               --                   --              (1)
Net unrealized appreciation/depreciation on investments,               --               --                   --              --
                                                               ----------       ----------           ----------      ----------
Net increase in net assets resulting from operations               39,298           69,425               88,070         152,634
                                                               ----------       ----------           ----------      ----------
Distributions to shareholders:
   Dividends from net investment income:
   Class I                                                        (25,780)         (48,773)             (54,173)       (101,961)
   Class A                                                        (13,533)         (20,599)             (34,777)        (51,163)
   Class B                                                             --               --                   (9)             (3)
   Dividends from realized capital gains:
   Class I                                                             --               --                   --              --
   Class A                                                             --               --                   --              --
   Class B                                                             --               --                   --              --
                                                               ----------       ----------           ----------      ----------
Total distributions                                               (39,313)         (69,372)             (88,959)       (153,127)
                                                               ----------       ----------           ----------      ----------
Share transactions:
   Class I
   Proceeds from shares issued                                  2,365,346        3,760,181            2,925,982       6,186,234
   Reinvestment of cash distributions                                 631              873                  538             405
   Cost of shares redeemed                                     (2,381,087)      (3,802,485)          (2,840,334)     (5,964,073)
                                                               ----------       ----------           ----------      ----------
     Net Class I share transactions                               (15,110)         (41,431)              86,186         222,566
                                                               ----------       ----------           ----------      ----------
   Class A
   Proceeds from shares issued                                    556,936        1,375,632            2,430,586       3,828,467
   Reinvestment of cash distributions                               2,108            3,639               20,184          32,692
   Cost of shares redeemed                                       (541,407)      (1,062,178)          (2,213,338)     (3,197,331)
                                                               ----------       ----------           ----------      ----------
     Net Class A share transactions                                17,637          317,093              237,432         663,828
                                                               ----------       ----------           ----------      ----------
   Class B
   Proceeds from shares issued                                         --               --                1,605             162
   Reinvestment of cash distributions                                  --               --                    6               2
   Cost of shares redeemed                                             --               --               (1,407)           (142)
                                                               ----------       ----------           ----------      ----------
     Net Class B share transactions                                    --               --                  204              22
                                                               ----------       ----------           ----------      ----------
Increase in net assets from share transactions                      2,527          275,662              323,933         886,416
                                                               ----------       ----------           ----------      ----------
Total increase in net assets                                        2,512          275,715              323,933         885,925
                                                               ----------       ----------           ----------      ----------
NET ASSETS:
Beginning of period                                             1,660,074        1,384,359            3,494,510       2,608,587
                                                               ----------       ----------           ----------      ----------
End of period                                                  $1,662,586       $1,660,074           $3,818,443      $3,494,510
                                                               ==========       ==========           ==========      ==========

                             See Accompanying Notes

[GRAPHIC OMITTED]   FINANCIAL STATEMENTS
                    ARMADA FUNDS

           Ohio Municipal              Pennsylvania Tax Exempt                  Tax-Exempt
         Money Market Fund                 Money Market Fund                 Money Market Fund          Treasury Money Market Fund
 -----------------------------     ------------------------------    ------------------------------   ------------------------------
    For the Six      For the          For the Six       For the         For the Six       For the        For the Six      For the
   Months Ended     Year Ended       Months Ended     Year Ended       Months Ended     Year Ended      Months Ended    Year Ended
 November 30, 1999 May 31, 1999    November 30, 1999 May 31, 1999    November 30, 1999 May 31, 1999   November 30, 1999 May 31, 1999
 ----------------- ------------    ----------------- ------------    ----------------- ------------   ----------------- ------------

    $   2,042       $   2,062            $ 1,976        $ 3,760          $  8,685        $ 17,732         $   8,873     $    16,787
           --              --                 (5)            --                --             (36)                1              85
                                              --             --                                --                                --
     --------        --------           --------       --------          --------        --------          --------      ----------
        2,042           2,062              1,971          3,760             8,685          17,696             8,874          16,872
     --------        --------           --------       --------          --------        --------          --------      ----------


       (1,793)         (1,958)            (1,235)        (2,667)           (5,759)        (12,418)           (7,367)        (14,683)
         (287)           (124)              (714)        (1,112)           (2,843)         (5,503)           (1,574)         (2,138)
           --              --                 --             --                --              --                --              --

           --              --                 --             --                --              --                --              --
           --              --                 --             --                --              --                --              --
           --              --                 --             --                --              --                --              --
     --------        --------           --------       --------          --------        --------          --------      ----------
       (2,080)         (2,082)            (1,949)        (3,779)           (8,602)        (17,921)           (8,941)        (16,821)
     --------        --------           --------       --------          --------        --------          --------      ----------


      133,789         273,577             67,251        176,111           381,535         760,407           684,943       1,602,785
           77              27                 --             --               140              98                --              26
     (103,753)       (174,242)           (66,450)      (172,152)         (466,343)       (745,079)         (644,691)     (1,616,371)
     --------        --------           --------       --------          --------        --------          --------      ----------
       30,113          99,362                801          3,959           (84,668)         15,426            40,252         (13,560)
     --------        --------           --------       --------          --------        --------          --------      ----------

       49,629          30,799             91,335        161,332           252,307         654,175           440,575         647,257
          244              98                382            490             2,417           5,196               201             447
      (30,919)        (19,878)           (96,620)      (141,365)         (259,704)       (601,426)         (445,487)       (571,910)
     --------        --------           --------       --------          --------        --------          --------      ----------
       18,954          11,019             (4,903)        20,457            (4,980)         57,945            (4,711)         75,794
     --------        --------           --------       --------          --------        --------          --------      ----------

           --              --                 --             --                --              --                --              --
           --              --                 --             --                --              --                --              --
           --              --                 --             --                --              --                --              --
     --------        --------           --------       --------          --------        --------          --------      ----------
           --              --                 --             --                --              --                --              --
     --------        --------           --------       --------          --------        --------          --------      ----------
       49,067         110,381             (4,102)        24,416           (89,648)         73,371            35,541          62,234
     --------        --------           --------       --------          --------        --------          --------      ----------
       49,029         110,361             (4,080)        24,397           (89,565)         73,146            35,474          62,285
     --------        --------           --------       --------          --------        --------          --------      ----------

      110,361              --            131,036        106,639           624,647         551,501           429,112         366,827
     --------        --------           --------       --------          --------        --------          --------      ----------
     $159,390        $110,361           $126,956       $131,036          $535,082        $624,647          $464,586      $  429,112
     ========        ========           ========       ========          ========        ========          ========      ==========

                             See Accompanying Notes

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

1.  FUND ORGANIZATION
   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is comprised of twenty four funds each of which is authorized to issue two classes of shares designated as Class I and Class A shares. Effective January 1, 1998, all funds except Government Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt MoneyMarket, and Treasury Money Market were authorized to offer a third class of shares designated as Class B shares. A fourth class of shares known as Class C Shares has been registered but not yet effective for all funds except Government Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market and Treasury MoneyMarket. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. Class A shares are sold subject to a front-end sales charge and Class B and Class C shares are sold with a contingent deferred sales charge, both of which may be reduced or waived under certain circumstances.
   The Trust currently has five Series that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY SERIES
Core Equity Fund, Equity Growth Fund, Equity Income Fund, Equity Index Fund, International Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ALLOCATION SERIES
Balanced Allocation Fund;

INCOME SERIES
Bond Fund, Enhanced Income Fund, GNMA Fund, Intermediate Bond Fund, Real Return Advantage Fund, and Total Return Advantage Fund;

TAX EXEMPT SERIES
National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET SERIES
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, and Treasury Money Market Fund.
   As of the date of this report, the Real Return Advantage Fund had not commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The following is a summary of significant accounting policies followed by the Funds.
   SECURITY VALUATION: Investments of the money market funds are valued at either amortized cost, as permitted in accordance with Rule 2a-7 under the 1940 Act, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.
   Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation. With respect to the Fixed Income Funds, Tax-Free Income Fund and the fixed income securities of the Balanced Allocation Fund, if there have been no sales during such day, portfolio securities will be valued at the mean between the most recent quoted bid and asked prices. Portfolio securities, the principal market for which is not a securities exchange, will be valued at the mean between the most recent quoted bid and asked prices in such principal market. With respect to the Growth Funds, Equity Income Fund, and the equity securities of the Balanced Allocation Fund, if there have been no sales during such day, portfolio securities will be valued at the latest bid quotation. In either case, if no such price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.
   All other assets and securities including securities for which market quotations are not readily available will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Original issue discounts and mar-

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

ket premiums are amortized to interest income over the lives of the respective securities.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from the net investment income of the Core Equity, Equity Growth, Equity Income, Equity Index, Tax Managed Equity and Balanced Allocation Funds are declared and paid quarterly; dividends from net investment income of the International Equity, Small Cap Growth and Small Cap Value Funds are declared and paid annually. With respect to the Core Equity, Equity Growth, Equity Income, Equity Index, International Equity, Small Cap Growth, Small Cap Value, Tax Managed Equity, and Balanced Allocation Funds, net investment income for dividend purposes consists of dividends, interest income, and discounts earned (including both original issue and market discount), less amortization of any market premiums and accrued expenses. Dividends from the net investment income of the Bond, Enhanced Income, GNMA, Intermediate Bond, Total Return Advantage, National Tax Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, and Treasury Money Market Funds are declared daily and paid no later than six business days after the end of the month. Net investment income of the Bond, Enhanced Income, GNMA, Intermediate Bond, Total Return Advantage, Government Money Market, Money Market, and Treasury Money Market Funds consists of dividend and interest income, discount earned (including both original issue and market discount), less amortization of any market premiums and accrued expenses. Net investment income of the National Tax Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds consists of interest accrued, original issue discount earned, less amortization of any market premium and accrued expenses. Any net realized capital gains will be distributed at least annually for all the Funds.
   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify or continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.
   The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses and the "mark to market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. On the Statement of Net Assets the following adjustments were made:

                      Accumulated   Undistributed
                     Net Realized  Net Investment    Paid-In-
                      Gain (Loss)      Income         Capital
Fund                     (000)          (000)          (000)
----                -------------  --------------   ----------
Core Equity             $ (22)        $    189      $    (167)
Equity Growth            (163)           1,693         (1,530)
Small Cap Growth           --              182           (182)
Bond                       10               (1)            (9)
Intermediate Bond         (80)              84             (4)
Money Market                3               --             (3)
Tax Exempt Money
    Market                (11)             (77)            88
Treasury Money
    Market               (107)             107             --

   ORGANIZATION COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses incurred through June 30, 1998, are being amortized on a straight-line basis over a period of five years from the date of commencement of operations. In accordance with AICPA Statement of Postion 98-5, "Reporting on the Costs of Start-up Activities," any organization expenses incurred subsequent to June 30, 1998, will be expensed as incurred.
   FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund are maintained in U.S. dollars as follows: (1) the foreign currency mar-

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

ket values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.
   FORWARD FOREIGN CURRENCY CONTRACTS: The International Equity Fund enters into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. At November 30, 1999, forward foreign currency contracts outstanding were as follows:

                 Contracts to                               Unrealized
                   (Deliver)/     In Exchange              Appreciation
                   Receive           for      Settlement  (Depreciation)
                     (000)           (000)       Date          (000)
                  -----------    -----------  -----------  -------------
INTERNATIONAL EQUITY FUND
Foreign Currency Sales:
                 EU        (40)  $      (41)   12/01/99        $ --
                 JP (2,000,000)     (17,495)   04/03/00      (2,521)
Foreign Currency Purchases:
                 JP    102,102          967    12/07/99          35
                 JP    975,000        8,483    04/03/00       1,275
                 JP  1,025,000        9,075    04/03/00       1,183
BALANCED ALLOCATION FUND:
Foreign Currency Sales:
                 JP     (3,584)         (34)   12/07/99           1
Foreign Currency Purchases:
                 SG         35           21    12/07/99          --

EU--Euro      SG--Singapore Dollar       JP--Japanese Yen

   FUTURES CONTRACTS: Certain of the Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   Financial futures contracts open at November 30, 1999 were as follows:

                   Number     Notional                     Unrealized
                     of      Cost Amount     Expiration    Gain/(Loss)
Fund              Contracts     (000)           Date         (000)
----             -----------  -----------    -----------  -----------
Equity Index -
    S&P 500
     Futures         34         $11,164         Dec-99        $664
International Equity-
    CAC 40 Index     30           1,410         Dec-99         214
    DAX Index        10           1,343         Dec-99         140
    FT-SE 100 Index  96           9,163         Dec-99         965
    Hang Seng
      Index          27           2,621         Dec-99          56
    NIKKEI
      225 Index       9           1,553         Dec-99          81
Small Cap Growth -
    Russell 2000
     Futures         21           4,403         Dec-99         347
Small Cap Value -
    Russell 2000
    Futures          69          15,224         Dec-99         383

   MORTGAGE DOLLAR ROLLS: For the purpose of enhancing the Fund's yield, the GNMA Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and maintains liquid high-grade securities in an amount at least equal to its commitment to repurchase.
   REPURCHASE AGREEMENTS: Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS Fees paid by the Trust pursuant to the Advisory Agreements with National City
Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds. At November 30, 1999, advisory fees accrued and unpaid amounted to:

                                           Annual
                                            Rate       (000)
                                         ---------- ----------
Core Equity Fund                             0.75%     $  98
Equity Growth Fund                           0.75%       887
Equity Income Fund                           0.75%       315
Equity Index Fund                            0.35%       137
International Equity Fund                    1.15%       279
Small Cap Growth Fund                        1.00%        88
Small Cap Value Fund                         1.00%       226
Tax Managed Equity Fund                      0.75%       165
Balanced Allocation Fund                     0.75%        47
Bond Fund                                    0.55%       309
Enhanced Income Fund                         0.45%        30
GNMA Fund                                    0.55%        46
Intermediate Bond Fund                       0.55%       134
Total Return Advantage Fund                  0.55%       141
National Tax Exempt Bond Fund                0.55%        43
Ohio Tax Exempt Bond Fund                    0.55%        87
Pennsylvania Municipal Bond Fund             0.55%        20
Government Money Market Fund                 0.35%       470
Money Market Fund                            0.35%     1,064
Ohio Municipal Money Market Fund             0.35%        44
Pennsylvania Tax Exempt Money
   Market Fund                               0.40%        42
Tax Exempt Money Market Fund                 0.35%       156
Treasury Money Market Fund                   0.30%       100

   National Asset Management Corporation serves as investment sub-adviser (the "Sub Adviser") to the Core Equity and Total Return Advantage Funds. No fees are paid to the Sub-Adviser directly from the Trust.
   Wellington Management Company, LLP served, prior to August 1, 1998, as the investment sub-adviser to the Small Cap Growth Fund. No fees were paid to the sub-adviser directly from the Trust.
   The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A and B shares in the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A or B shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A or B shares.

                                         Annual     Annual
                                          Rate       Rate
                                         Class A    Class B
                                       ---------- ----------
Core Equity Fund                          0.25%      0.25%
Equity Growth Fund                        0.25%      0.25%
Equity Income Fund                        0.25%      0.25%
Equity Index Fund                         0.25%      0.25%
International Equity Fund                 0.25%      0.25%
Small Cap Growth Fund                     0.25%      0.25%
Small Cap Value Fund                      0.25%      0.25%
Tax Managed Equity Fund                   0.25%      0.25%
Balanced Allocation Fund                  0.25%      0.25%
Bond Fund                                 0.25%      0.25%
Enhanced Income Fund                      0.10%      0.25%
GNMA Fund                                 0.25%      0.25%
Intermediate Bond Fund                    0.25%      0.25%
Total Return Advantage Fund               0.25%      0.25%
National Tax Exempt Bond Fund             0.10%      0.10%
Ohio Tax Exempt Bond Fund                 0.10%      0.10%
Pennsylvania Municipal Bond Fund          0.10%      0.10%
Government Money Market Fund              0.15%       N/A
Money Market Fund                         0.15%      0.15%
Ohio Municipal Money Market Fund          0.15%       N/A
Pennsylvania Tax Exempt Money
   Market Fund                            0.15%       N/A
Tax Exempt Money Market Fund              0.15%       N/A
Treasury Money Market Fund                0.15%       N/A

   National City Bank serves as the Fund's Custodian.
   The Trust and SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Distributor receives no fees for its distribution services under this agreement. The Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services. The Class I and Class A shares are subject to a fee not to exceed .10% per annum of the average net assets of its Class I and Class A shares. Currently the funds pay a fee equal to .04% per annum, except Equity Index, Enhanced Income, Total Return Advantage and Pennsylvania Municipal Bond Fund, which are currently waiving their full fee. The Class B shares of the Trust pays the Distributor up to .75% per annum of the average net assets for the same services provided to the Class I and Class A shares.

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman expenses are allocated on a prorata basis across the Armada, Friends, Parkstone Group of Funds and Parkstone Advantage Funds. Such fees are paid for services rendered to all of the Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Adviser, Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.
   Expenses paid for the period ended November 30, 1999, include legal fees of $225,894 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.
   The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement dated May 1, 1998, under which the Administrator provides administrative services for an annual fee of 0.07% of the aggregate average daily net assets of the Funds up to the first eighteen billion and 0.06% of the aggregate average daily net assets of the Funds over eighteen billion.

4.  INVESTMENTS
   During the period ended November 30, 1999, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                  Purchases (000)     Sales (000)
                                  --------------     -------------
 Core Equity Fund                  $   30,803         $   28,402
 Equity Growth Fund                   193,742            294,562
 Equity Income Fund                   103,186             89,076
 Equity Index Fund                    218,743             22,640
 International Equity Fund            175,667            154,555
 Small Cap Growth Fund                 79,503             70,437
 Small Cap Value Fund                 149,293            163,935
 Tax Managed Equity Fund                6,920             11,221
 Balanced Allocation Fund              35,171             45,215
 Bond Fund                            269,047            253,074
 Enhanced Income Fund                  19,069             16,267
 GNMA Fund                             14,885             16,320
 Intermediate Bond Fund               135,004            125,709
 Total Return Advantage Fund           59,517             65,318
 National Tax Exempt
   Bond Fund                           11,196             17,310
 Ohio Tax Exempt Bond Fund             27,478             32,664
 Pennsylvania Municipal
   Bond Fund                            9,738              3,258

   Purchases and sales of long-term U.S. government obligations were:

                                  Purchases (000)     Sales (000)
                                  --------------     -------------
 Balanced Allocation Fund          $   13,580           $ 17,014
 Bond Fund                            163,836            218,471
 Enhanced Income Fund                  27,225             19,953
 GNMA Fund                             35,453             24,483
 Intermediate Bond Fund               105,447            118,854
 Total Return Advantage Fund          169,540            160,588

   As of November 30, 1999, the following funds have capital loss carryforwards:

                                     Amount        Expiration
Fund                                  (000)           Date
                                   ----------     -------------
 Equity Growth                      $1,032              2007
 International Equity                6,578         2006-2007
 Small Cap Growth                    4,342              2007
 Small Cap Value                     3,560              2007
 Balanced Allocation                   821              2007
 Government Money Market                 2         2002-2006
 Money Market                           11         2001-2007
 Pennsylvania Tax Exempt
   Money Market                         13         2003-2007
 Tax Exempt Money Market                26         2006-2007

   The Small Cap Growth, Small Cap Value, Balanced Allocation, Bond, Enhanced Income and GNMA Funds incurred losses in the amount of $5,454,834, $4,883,790, $754,303, $1,545,272, $3,893 and $90,861 from November 1, 1998 to May 31, 1999.
As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending May 31, 2000.
   At November 30, 1999, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 1999 is as follows:

                              Aggregate      Aggregate
                                Gross         Gross
                            Appreciation   Depreciation      Net
                                (000)          (000)        (000)
                            -------------- ------------  ------------
Core Equity Fund              $ 43,008      $ (3,133)     $ 39,875
Equity Growth Fund             518,837       (22,307)      496,530
Equity Income Fund             103,167       (32,669)       70,498
Equity Index Fund               68,120       (17,982)       50,138
International Equity Fund       83,582        (4,162)       79,420
Small Cap Growth Fund           28,511        (2,577)       25,934
Small Cap Value Fund            32,451       (15,061)       17,390
Tax Managed Equity Fund        214,375          (105)      214,270
Balanced Allocation Fund        10,846        (2,836)        8,010
Bond Fund                          582       (22,972)      (22,390)
Enhanced Income Fund               107          (883)         (776)
GNMA Fund                          224        (2,396)       (2,172)
Intermediate Bond Fund             230        (6,305)       (6,075)
Total Return Advantage
   Fund                            484       (12,591)      (12,107)
National Tax Exempt
   Bond Fund                       658        (1,525)         (867)
Ohio Tax Exempt
   Bond Fund                     1,992        (3,197)       (1,205)
Pennsylvania Municipal
   Bond Fund                       643          (442)          201

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

5.  SHARES OF BENEFICIAL INTEREST
   The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following pages for the Funds.

                                                                                             (000)
                                                         ------------------------------------------------------------------------
                                                                 Class I                    Class A                  Class B
                                                         ----------------------      --------------------     -------------------
                                                          Period         Year         Period       Year        Period      Year
                                                           Ended         Ended         Ended       Ended        Ended      Ended
                                                         11/30/99       5/31/99      11/30/99     5/31/99     11/30/99    5/31/99
                                                         --------       -------      --------     -------     --------    -------
CORE EQUITY FUND
Shares sold                                                   170           521           90         190           31         83
Shares reinvested                                               3           396           --           2           --          1
Shares repurchased                                            (76)          (64)         (14)       (102)         (26)        (3)
                                                         --------       -------      -------      ------      -------     ------
Net increase                                                   97           853           76          90            5         81
                                                         ========       =======      =======      ======      =======     ======
EQUITY GROWTH FUND
Shares sold                                                 2,304        55,653          496       6,417           30         59
Shares sold from common fund                                   --        11,713           --          --           --         --
Shares reinvested                                               3         1,893           --         182                      --
Shares repurchased                                         (6,426)      (34,479)        (583)       (809)          (3)        (3)
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                    (4,119)       34,780          (87)      5,790           27         56
                                                         ========       =======      =======      ======      =======     ======
EQUITY INCOME FUND
Shares sold                                                 2,326         8,741          239         634           28         60
Shares sold from common fund                                   --        12,893           --          --           --         --
Shares reinvested                                              14           443            5           7           --          1
Shares repurchased                                         (2,437)       (3,977)         (16)       (174)         (10)        (8)
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                       (97)       18,100          228         467           18         53
                                                         ========       =======      =======      ======      =======     ======
EQUITY INDEX FUND*
Shares sold                                                24,113        25,795          237         400           --         --
Shares reinvested                                             133           113            2           1           --         --
Shares repurchased                                         (6,822)       (3,478)         (85)        (56)          --         --
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                    17,424        22,430         (154)        345           --         --
                                                         ========       =======      =======      ======      =======     ======
INTERNATIONAL EQUITY FUND
Shares sold                                                 3,621         6,630           70         189            6          4
Shares reinvested                                              --             4           --          --           --        --
Shares repurchased                                           (405)         (901)         (28)       (110)          (2)        --
                                                         --------       -------      -------      ------      -------     ------
Net increase                                                3,216         5,733           42          79            4          4
                                                         ========       =======      =======      ======      =======     ======
SMALL CAP GROWTH FUND
Shares sold                                                 1,531         4,616          151          93            3         75
Shares reinvested                                              --            36           --           1           --         --
Shares repurchased                                           (680)       (1,409)        (119)        (14)          (1)       (61)
                                                         --------       -------      -------      ------      -------     ------
Net increase                                                  851         3,243           32          80            2         14
                                                         ========       =======      =======      ======      =======     ======
SMALL CAP VALUE FUND
Shares sold                                                 2,279         5,565           97         853            8         36
Shares reinvested                                              --         1,099           --          84           --          3
Shares repurchased                                         (2,198)       (4,939)        (167)       (757)          (2)        (4)
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                        81         1,725          (70)        180            6         35
                                                         ========       =======      =======      ======      =======     ======

---------------------
*FUND COMMENCED OPERATIONS ON JULY 10, 1998.

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

                                                                                             (000)
                                                         ------------------------------------------------------------------------
                                                                 Class I                     Class A                 Class B
                                                         ------------------------------------------------------------------------
                                                          Period        Period        Period      Period       Period     Period
                                                           Ended         Ended         Ended       Ended        Ended      Ended
                                                         11/30/99       5/31/99      11/30/99     5/31/99     11/30/99    5/31/99
                                                         --------       -------      --------     -------     --------    -------
TAX MANAGED EQUITY FUND
Shares sold                                                   402         1,245          627         663          225        444
Shares sold from common fund                                   --         4,949           --          --           --         --
Shares reinvested                                              --            10           --          --           --         --
Shares repurchased                                         (1,550)       (2,301)        (121)        (60)         (24)        (9)
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                    (1,148)        3,903          506         603          201        435
                                                         ========       =======      =======      ======      =======     ======
BALANCED ALLOCATION FUND*
Shares sold                                                   850        10,709          276         173            9         38
Shares reinvested                                              81            90            2           1           --         --
Shares repurchased                                         (2,388)       (2,552)         (70)        (32)          (3)        (1)
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                    (1,457)        8,247          208         142            6         37
                                                         ========       =======      =======      ======      =======     ======
BOND FUND
Shares sold                                                 2,900        54,213          218         407           16         81
Shares sold from common fund                                   --        42,948           --          --           --         --
Shares reinvested                                             287         1,144            5           5            2          3
Shares repurchased                                         (7,607)      (35,024)        (155)       (147)         (22)       (11)
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                    (4,420)       63,281           68         265           (4)        73
                                                         ========       =======      =======      ======      =======     ======
ENHANCED INCOME FUND
Shares sold                                                 4,035         5,834          24           35           14         --
Shares reinvested                                             112           241           1            2           --         --
Shares repurchased                                         (3,229)       (5,959)        (27)         (37)          --         --
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                       918           116          (2)          --           14         --
                                                         ========       =======      =======      ======      =======     ======
GNMA FUND
Shares sold                                                 1,709         2,788           36         146            8         --
Shares reinvested                                              31            46            3           6           --         --
Shares repurchased                                           (880)       (1,323)         (63)        (57)          --         --
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                       860         1,511          (24)         95            8         --
                                                         ========       =======      =======      ======      =======     ======
INTERMEDIATE BOND FUND
Shares sold                                                 4,266        15,932          144         363           14         69
Shares sold from common fund                                   --         6,642           --          --           --         --
Shares reinvested                                             259           503           11          18            1          1
Shares repurchased                                         (5,329)       (8,677)        (170)       (197)         (22)        (2)
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                      (804)       14,400          (15)        184           (7)        68
                                                         ========       =======      =======      ======      =======     ======
TOTAL RETURN ADVANTAGE FUND
Shares sold                                                 3,053         7,279          189         478           --         --
Shares reinvested                                             615         1,179           16          19           --         --
Shares repurchased                                         (4,321)       (4,461)         (27)        (90)          --         --
                                                         --------       -------      -------      ------      -------     ------
Net increase/(decrease)                                      (653)        3,997          178         407           --         --
                                                         ========       =======      =======      ======      =======     ======

---------------------
*FUND COMMENCED OPERATIONS ON JULY 10, 1998.

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

                                                                                             (000)
                                                         ------------------------------------------------------------------------
                                                                 Class I                     Class A                 Class B
                                                         ------------------------------------------------------------------------
                                                          Period        Period        Period      Period       Period     Period
                                                           Ended         Ended         Ended       Ended        Ended      Ended
                                                         11/30/99       5/31/99      11/30/99     5/31/99     11/30/99    5/31/99
                                                         --------       -------      --------     -------     --------    -------
NATIONAL TAX EXEMPT BOND FUND
Shares sold                                                   545         2,135          95          863            4         28
Shares sold from common fund                                   --         2,165          --           --           --         --
Shares reinvested                                               2             6           9            6           --         --
Shares repurchased                                         (1,132)       (2,210)        (82)        (447)          --         --
                                                         --------       -------      --------     -------     --------    -------
Net increase/(decrease)                                      (585)        2,096          22          422            4         28
                                                         ========       =======      =======      ======      =======     ======

OHIO TAX EXEMPT BOND FUND
Shares sold                                                 1,136         7,248         217          111           --         --
Shares sold from common fund                                   --            --          --           --           --         --
Shares reinvested                                              12            24           6           11           --         --
Shares repurchased                                         (1,780)       (3,518)        (66)         (49)          --         --
                                                         --------       -------      --------     -------     --------    -------
Net increase/(decrease)                                      (632)        3,754         157           73           --         --
                                                         ========       =======      =======      ======      =======     ======
PENNSYLVANIA MUNICIPAL BOND FUND
Shares sold                                                 1,003           605          --           11           --         --
Shares reinvested                                               1             4          --           --           --         --
Shares repurchased                                           (237)         (449)         (8)          (2)          --         --
                                                         --------       -------      --------     -------     --------    -------
Net increase/(decrease)                                       767           160          (8)           9           --         --
                                                         ========       =======      =======      ======      =======     ======

   Since Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, and Treasury Money Market Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown in the Statement of Changes in Net Assets.

6.  COMMON TRUST FUND CONVERSIONS
   On October 9, 1998, the Fort Wayne Large Cap Equity Fund, Fort Wayne Equity Fund, Fort Wayne Income Fund, and Fort Wayne Tax Free Fund of National City Bank of Indiana (formerly, Fort Wayne National Bank) were converted into the Armada Tax Managed Equity Fund, Armada Tax Managed Equity Fund, Armada Intermediate Bond Fund and Armada National Tax Exempt Fund, respectively. The assets, which consisted of securities and related receivables, were converted on a tax-free basis at the respective Armada Fund's current day net asset value. At the time of the conversion, 3,582,852 of Class I shares of the Armada Tax Managed Equity Fund, 1,366,366 of Class I shares of the Armada Tax Managed Equity Fund, 6,642,146 of Class I shares of the Armada Intermediate Bond Fund and 2,165,202 of Class I shares of the Armada National Tax Exempt Fund were issued. The net assets of the Fort Wayne Large Cap Equity Fund, Fort Wayne Equity Fund, Fort Wayne Income Fund, and Fort Wayne Tax Free Fund immediately before the conversion were $33,678,806, $12,843,563, $71,602,332 and $22,085,062, respectively, which included unrealized appreciation of $3,966,820, $5,917,249, $1,094,445 and $588,915, respectively.
   On August 14, 1998, the National City Fixed Income Fund for Personal Trusts of National City Bank was converted into the Armada Bond Fund. The assets which consisted of securities and related receivables, were converted on a tax-free basis at the respective Armada Fund's current day net asset value. At the time of this conversion, 42,948,272 of Class I shares of the Armada Bond Fund were issued. The net assets of the National City Fixed Income Fund for Personal Trusts immediately before the conversion were $444,085,137 which included unrealized appreciation of $7,241,615.
   On August 7, 1998, the National City Equity Fund for Personal Trusts #1 and the National City Income Equity Fund for Personal Trusts #1 of National City Bank were converted into the Armada Equity Growth and Armada Equity Income Funds, respectively. The assets, which consisted of securities and related receivables, were converted

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

on a tax-free basis at the respective Armada Fund's current day net asset value. At the time of the conversion, 11,712,500 of Class I shares of the Armada Equity Growth Fund and 12,892,934 of Class I shares of the Armada Equity Income Fund were issued. The net assets of the National City Equity Fund for Personal Trusts #1 and National City Income Equity Fund for Personal Trusts #1 immediately before the conversion were $257,675,010 and $212,346,617, respectively, which included unrealized appreciation of $102,201,766 and $51,916,108, respectively.

7. MARKET AND CREDIT RISK
   Some countries in which the International Equity Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
   The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.
   The Balanced Allocation, Bond, Enhanced Income, GNMA, Intermediate Bond, and Total Return Advantage Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.
   Each Fund, other than Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, and Treasury Money Market Funds may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, and Treasury Money Market Funds may each invest up to 10% of total assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.
   The Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The National Tax Exempt Bond and the Tax Exempt Money Market Funds follow an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the National Tax Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and the Tax Exempt Money Market Funds.
   Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statement of Net Assets.
   The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At November 30, 1999, the percentage of portfolio investments by each revenue source were as follows:

                            National     Ohio
                              Tax        Tax      Pennsylvania
                             Exempt     Exempt      Municipal
                              Bond       Bond         Bond
Revenue Bonds:              --------    ------    ------------
   Education                   8%         8%           18%
   Hospital/Nursing
     Homes                    --          9             3
   Housing                     1          3             2
   Industrial
     Development               2          2            10
   Pollution Control           2          1             2
   Public Facilities           4          6            --
   Transportation             10          4             5
   Utilities                  18         17            16
   Other                      10          2            13
General Obligations:          42         48            31
Anticipation Notes:            3         --            --
                             ---        ---           ---
                             100%       100%          100%

[GRAPHIC OMITTED]   NOTES TO FINANCIAL STATEMENTS
                    (UNAUDITED)

   The rating of long-term debt as a percentage of total value of investments at November 30, 1999, is as follows:

                        National        Ohio
                           Tax           Tax     Pennsylvania
 Standard & Poor's/      Exempt        Exempt      Municipal
   Moody's Ratings        Bond          Bond         Bond
 ------------------     --------       ------    ------------
      AAA/Aaa              58%           63%          82%
       AA/Aa               36            29           11
        A/A                 4             4           --
      BBB/Baa              --             1           --
        NR                  2             3            7
                          ---           ---          ---
                          100%          100%         100%

   Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

8.  SECURITIES LENDING
   The Funds may participate in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury Obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's ratings group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the funds, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan, and related collateral received at November 30, 1999, and income generated for the period ended November 30, 1999 were as follows:

                           Market Value     Market
                           of Securities    Value of
                              on Loan     Collateral   Income
   Fund                        (000)         (000)      (000)
   ----                    -------------  ----------   ------
Core Equity Fund              $ 7,327       $ 7,601     $  6
Equity Growth Fund            138,821       143,388      139
Equity Income Fund             56,134        57,818       98
Equity Index Fund              84,714        87,049       32
International Equity           21,844        23,079        1
Small Cap Growth Fund          15,004        15,516       38
Small Cap Value Fund           14,688        15,273       32
Tax Managed Equity Fund        56,779        58,348       23
Balanced Allocation Fund        6,023         6,210        7
Bond Fund                      83,124        84,903       95
Enhanced Income Fund           14,173        14,465        6
Intermediate Bond Fund         58,546        59,989       70
Total Return Advantage Fund    85,776        88,399       69

[GRAPHIC OMITTED]   NOTES

[GRAPHIC OMITTED]   NOTES

[GRAPHIC OMITTED]   ARMADA FUNDS

BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
Executive Vice President,
     National City Corporation
Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


LEIGH CARTER
Retired President and Chief Operating
      Officer, B.F. Goodrich Company
Director:
Kirtland Capital Corporation
Morrison Products
TruSeal Technologies

JOHN F. DURKOTT
President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc

ROBERT J. FARLING
Retired Chairman, President and Chief Executive Officer, Centerior Energy

RICHARD W. FURST, DEAN
Garvice D. Kincaid Professor of Finance
 and Dean, Gatton College of Business and Economics, University of Kentucky
 Director:
 Foam Design, Inc.
 The Seed Corporation
Office Suites Plus, Inc.
ihigh.com.Inc.

GERALD L. GHERLEIN
Executive Vice President and General
     Counsel, Eaton Corporatio

J. WILLIAM PULLEN
President and Chief Executive Officer,
     Whayne Supply Company

  The Armada Trustees also serve as the Trustees of the Parkstone Mutual Funds.

                                                           [ARMADA LOGO OMITTED]

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